UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Aerospace & Defense - 2.7%
AAR Corp.	8,896	$237,078
Aerovironment, Inc.*	1,668	49,740
Alliant Techsystems, Inc.	6,533	938,792
American Science & Engineering, Inc.	834	57,037
Astronics Corp.*	834	50,520
B/E Aerospace, Inc.*	1,390	110,463
The Boeing Co.	11,537	1,445,125
Cubic Corp.	3,614	179,001
Curtiss-Wright Corp.	10,147	623,229
DigitalGlobe, Inc.*	6,811	260,044
Ducommun, Inc.*	1,668	47,538
Engility Holdings, Inc.*	3,058	117,152
Esterline Technologies Corp.*	6,811	701,192
Exelis, Inc.	41,005	803,288
GenCorp, Inc.*	3,892	66,242
General Dynamics Corp.	4,448	450,627
HEICO Corp.	5,282	281,108
Hexcel Corp.*	7,784	324,437
Honeywell International, Inc.	13,066	1,192,011
Huntington Ingalls Industries, Inc.	6,255	594,350
The KEYW Holding Corp.*	2,224	35,584
Kratos Defense & Security Solutions, Inc.*	9,313	67,333
L-3 Communications Holdings, Inc.	1,390	154,387
LMI Aerospace, Inc.*	417	5,755
Lockheed Martin Corp.	4,031	608,318
Moog, Inc., Class A*	9,035	542,642
National Presto Industries, Inc.*	834	63,459
Northrop Grumman Corp.	3,058	353,352
Orbital Sciences Corp.*	4,865	118,949
Precision Castparts Corp.	2,502	637,385
Raytheon Co.	4,726	449,301
Rockwell Collins, Inc.	2,224	168,045
Sparton Corp.*	139	3,874
Spirit Aerosystems Holdings, Inc., Class A*	16,402	556,192
Taser International, Inc.*	5,282	84,829

	Shares	Value
Common Stocks - (continued)
Aerospace & Defense - (continued)
Teledyne Technologies, Inc.*	3,336	$306,478
Textron, Inc.	3,892	138,166
TransDigm Group, Inc.	695	116,086
Triumph Group, Inc.	556	38,042
United Technologies Corp.	14,039	1,600,727

		14,577,878
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	11,120	69,945
Atlas Air Worldwide Holdings, Inc.*	3,614	127,683
C.H. Robinson Worldwide, Inc.	4,031	235,975
Echo Global Logistics, Inc.*	1,529	31,023
Expeditors International of Washington, Inc.	4,031	164,707
FedEx Corp.	5,004	667,133
Forward Air Corp.	2,780	123,821
Hub Group, Inc., Class A*	2,919	120,993
Pacer International, Inc.*	3,614	31,839
Park-Ohio Holdings Corp.*	1,807	86,375
United Parcel Service, Inc., Class B	12,093	1,151,616
UTi Worldwide, Inc.	7,784	121,897
XPO Logistics, Inc.*	2,502	62,350

		2,995,357
Airlines - 0.5%
Alaska Air Group, Inc.	2,502	197,833
Allegiant Travel Co.	1,112	101,270
American Airlines Group, Inc.*	14,734	494,326
Delta Air Lines, Inc.	10,147	310,600
Hawaiian Holdings, Inc.*	10,564	107,330
JetBlue Airways Corp.*	46,148	404,256
Republic Airways Holdings, Inc.*	5,560	54,544
SkyWest, Inc.	8,757	113,929
Southwest Airlines Co.	10,981	230,052
Spirit Airlines, Inc.*	6,116	286,840
United Continental Holdings, Inc.*	4,309	197,524

		2,498,504

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - 0.9%
Allison Transmission Holdings, Inc.	834	$23,961
American Axle & Manufacturing Holdings, Inc.*	13,761	256,230
Autoliv, Inc.	1,112	100,825
BorgWarner, Inc.	3,336	179,143
Cooper Tire & Rubber Co.	14,039	328,513
Dana Holding Corp.	26,827	507,567
Delphi Automotive PLC	3,614	220,056
Dorman Products, Inc.*	2,224	116,004
Drew Industries, Inc.	1,529	73,530
Federal-Mogul Corp.*	5,004	89,471
Fox Factory Holding Corp.*	556	9,018
Gentex Corp.	4,170	135,066
Gentherm, Inc.*	2,919	74,376
The Goodyear Tire & Rubber Co.	4,031	95,373
Johnson Controls, Inc.	9,730	448,748
Lear Corp.	1,390	100,539
Modine Manufacturing Co.*	6,950	91,045
Motorcar Parts of America, Inc.*	1,946	39,173
Remy International, Inc.	1,807	36,158
Standard Motor Products, Inc.	3,614	118,214
Stoneridge, Inc.*	5,143	58,527
Superior Industries International, Inc.	4,865	88,592
Tenneco, Inc.*	12,510	711,068
Tower International, Inc.*	2,085	46,350
TRW Automotive Holdings Corp.*	1,251	92,762
Visteon Corp.*	7,784	630,582

		4,670,891
Automobiles - 0.4%
Ford Motor Co.	47,816	715,327
General Motors Co.*	15,707	566,709
Harley-Davidson, Inc.	4,031	248,672
Tesla Motors, Inc.*	1,251	226,944
Thor Industries, Inc.	8,896	456,988

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Winnebago Industries, Inc.*	2,641	$63,278

		2,277,918
Beverages - 1.1%
Beam, Inc.	2,919	243,153
The Boston Beer Co., Inc., Class A*	695	144,775
Brown-Forman Corp., Class B	2,502	192,654
Coca-Cola Bottling Co. Consolidated	417	28,473
The Coca-Cola Co.	66,581	2,518,093
Coca-Cola Enterprises, Inc.	4,448	192,554
Constellation Brands, Inc., Class A*	2,224	170,514
Dr Pepper Snapple Group, Inc.	2,919	139,762
Molson Coors Brewing Co., Class B	2,363	124,388
Monster Beverage Corp.*	2,224	151,010
PepsiCo, Inc.	26,827	2,155,818

		6,061,194
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc.*	6,255	145,741
Achillion Pharmaceuticals, Inc.*	1,112	3,681
Acorda Therapeutics, Inc.*	2,224	65,274
Aegerion Pharmaceuticals, Inc.*	1,668	100,047
Agenus, Inc.*	4,726	14,603
Alexion Pharmaceuticals, Inc.*	3,475	551,587
Alkermes PLC*	1,668	81,198
Alnylam Pharmaceuticals, Inc.*	2,919	244,204
AMAG Pharmaceuticals, Inc.*	1,529	32,828
Ambit Biosciences Corp.*	417	4,483
Amgen, Inc.	13,205	1,570,735
Amicus Therapeutics, Inc.*	8,479	23,148
Anacor Pharmaceuticals, Inc.*	3,614	68,811
Arena Pharmaceuticals, Inc.*	16,263	103,107
Ariad Pharmaceuticals, Inc.*	17,931	132,510

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Arqule, Inc.*	9,869	$22,600
Array BioPharma, Inc.*	5,977	28,749
Athersys, Inc.*	3,892	14,984
AVEO Pharmaceuticals, Inc.*	26,549	43,806
BioCryst Pharmaceuticals, Inc.*	4,170	42,534
Biogen Idec, Inc.*	4,031	1,260,252
BioMarin Pharmaceutical, Inc.*	2,224	153,189
Catalyst Pharmaceutical Partners, Inc.*	2,641	5,150
Celgene Corp.*	6,811	1,034,795
Celldex Therapeutics, Inc.*	7,923	204,255
Celsion Corp.*	4,170	15,471
Cepheid, Inc.*	6,116	323,292
Chelsea Therapeutics International Ltd.*	3,614	16,082
ChemoCentryx, Inc.*	278	1,726
Chimerix, Inc.*	1,668	32,443
Coronado Biosciences, Inc.*	2,641	7,184
Cubist Pharmaceuticals, Inc.*	4,170	304,785
Curis, Inc.*	10,286	29,109
Cyclacel Pharmaceuticals, Inc.*	4,865	18,682
Cytori Therapeutics, Inc.*	10,564	28,100
Dendreon Corp.*	8,618	24,044
Discovery Laboratories, Inc.*	11,120	25,020
Durata Therapeutics, Inc.*	1,946	20,822
Dyax Corp.*	10,425	87,778
Dynavax Technologies Corp.*	24,742	43,051
Emergent Biosolutions, Inc.*	2,224	53,220
Enanta Pharmaceuticals, Inc.*	139	5,085
Exact Sciences Corp.*	6,950	90,350
Exelixis, Inc.*	13,066	89,894
Five Prime Therapeutics, Inc.*	278	4,075
Galena Biopharma, Inc.*	7,784	41,022
Genomic Health, Inc.*	2,085	62,800
Geron Corp.*	12,371	62,102

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Gilead Sciences, Inc.*	26,132	$2,107,546
GTx, Inc.*	5,421	9,812
Halozyme Therapeutics, Inc.*	8,757	137,135
Idenix Pharmaceuticals, Inc.*	22,518	157,851
Idera Pharmaceuticals, Inc.*	5,282	24,508
ImmunoCellular Therapeutics Ltd.*	21,962	26,574
ImmunoGen, Inc.*	5,699	85,428
Immunomedics, Inc.*	4,587	22,247
Incyte Corp. Ltd.*	7,089	464,471
Infinity Pharmaceuticals, Inc.*	5,421	69,660
Inovio Pharmaceuticals, Inc.*	15,707	40,524
Insmed, Inc.*	2,502	51,091
Insys Therapeutics, Inc.*	139	8,177
InterMune, Inc.*	7,645	102,061
Ironwood Pharmaceuticals, Inc.*	10,703	148,451
Isis Pharmaceuticals, Inc.*	5,560	283,894
Keryx Biopharmaceuticals, Inc.*	7,228	111,167
KYTHERA Biopharmaceuticals, Inc.*	1,251	57,546
Lexicon Pharmaceuticals, Inc.*	7,645	14,067
Ligand Pharmaceuticals, Inc., Class B*	2,224	137,755
MacroGenics, Inc.	2,641	31,983
MannKind Corp.*	17,236	93,419
Medivation, Inc.*	1,251	99,580
Merrimack Pharmaceuticals, Inc.*	7,784	40,866
MiMedx Group, Inc.*	5,699	44,680
Momenta Pharmaceuticals, Inc.*	3,614	64,691
Myriad Genetics, Inc.*	17,097	472,390
Nanosphere, Inc.*	7,784	16,424
NeoStem, Inc.*	2,363	17,155
Neuralstem, Inc.*	4,865	16,006
Neurocrine Biosciences, Inc.*	3,336	57,012
NewLink Genetics Corp.*	2,085	77,187
Novavax, Inc.*	15,151	82,421

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
NPS Pharmaceuticals, Inc.*	7,367	$263,591
OncoGenex Pharmaceutical, Inc.*	139	1,501
OncoMed Pharmaceuticals, Inc.*	556	16,775
Oncothyreon, Inc.*	20,294	44,038
Opko Health, Inc.*	10,841	85,971
Orexigen Therapeutics, Inc.*	4,726	32,137
Osiris Therapeutics, Inc.*	1,946	30,377
PDL BioPharma, Inc.	27,383	249,185
Peregrine Pharmaceuticals, Inc.*	22,935	41,742
Pharmacyclics, Inc.*	1,251	166,471
Portola Pharmaceuticals, Inc.*	556	14,829
Progenics Pharmaceuticals, Inc.*	2,780	13,288
Protalix BioTherapeutics, Inc.*	417	1,772
Puma Biotechnology, Inc.*	4,170	492,936
Raptor Pharmaceutical Corp.*	4,170	64,843
Regeneron Pharmaceuticals, Inc.*	1,112	320,912
Regulus Therapeutics, Inc.*	1,251	11,384
Repligen Corp.*	1,807	27,972
Rigel Pharmaceuticals, Inc.*	18,487	56,016
Rosetta Genomics Ltd.*	2,600	9,386
Sangamo Biosciences, Inc.*	5,421	104,842
Sarepta Therapeutics, Inc.*	2,502	60,999
Seattle Genetics, Inc.*	2,919	130,946
SIGA Technologies, Inc.*	2,085	6,901
Spectrum Pharmaceuticals, Inc.*	13,900	116,899
StemCells, Inc.*	14,734	22,396
Sunesis Pharmaceuticals, Inc.*	3,336	14,612
Synageva BioPharma Corp.*	1,668	151,087
Synergy Pharmaceuticals, Inc.*	1,390	7,381
Synta Pharmaceuticals Corp.*	8,479	45,278

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Theravance, Inc.*	1,529	$56,298
Threshold Pharmaceuticals, Inc.*	13,344	65,119
TrovaGene, Inc.*	3,058	17,736
United Therapeutics Corp.*	2,363	242,491
Vanda Pharmaceuticals, Inc.*	3,475	46,287
Venaxis, Inc.*	4,448	11,164
Vertex Pharmaceuticals, Inc.*	2,780	219,731
Vical, Inc.*	16,402	22,143
XOMA Corp.*	8,340	64,802
Zalicus, Inc.*	7,228	10,625
ZIOPHARM Oncology, Inc.*	9,035	37,857

		15,912,907
Building Products - 0.4%
A.O. Smith Corp.	4,587	216,598
AAON, Inc.	2,502	74,209
American Woodmark Corp.*	1,390	48,803
Apogee Enterprises, Inc.	2,502	84,568
Armstrong World Industries, Inc.*	3,336	185,748
Builders FirstSource, Inc.*	3,475	27,974
Fortune Brands Home & Security, Inc.	2,502	112,740
Gibraltar Industries, Inc.*	1,529	27,308
Griffon Corp.	5,421	68,088
Insteel Industries, Inc.	1,390	25,896
Lennox International, Inc.	4,031	348,923
Masco Corp.	5,838	123,532
NCI Building Systems, Inc.*	834	15,379
Nortek, Inc.*	973	73,179
Owens Corning*	1,390	53,029
Patrick Industries, Inc.*	1,668	60,048
PGT, Inc.*	139	1,485
Ply Gem Holdings, Inc.*	3,197	42,392
Quanex Building Products Corp.	2,919	55,315
Simpson Manufacturing Co., Inc.	3,475	113,285
Trex Co., Inc.*	1,251	87,983

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Universal Forest Products, Inc.	1,529	$80,349
USG Corp.*	7,367	225,430

		2,152,261
Capital Markets - 1.9%
Affiliated Managers Group, Inc.*	834	166,166
Ameriprise Financial, Inc.	3,058	323,047
Arlington Asset Investment Corp., Class A	2,919	76,624
Artisan Partners Asset Management, Inc.	695	44,077
The Bank of New York Mellon Corp.	20,294	648,596
BGC Partners, Inc., Class A	33,499	215,399
BlackRock, Inc.	2,085	626,480
Calamos Asset Management, Inc., Class A	4,031	46,236
The Charles Schwab Corp.	20,433	507,147
Cohen & Steers, Inc.	1,529	55,151
Cowen Group, Inc., Class A*	17,375	70,890
Diamond Hill Investment Group, Inc.	278	31,842
E*TRADE Financial Corp.*	21,545	431,331
Eaton Vance Corp.	1,668	63,501
Evercore Partners, Inc., Class A	2,641	147,473
FBR & Co.*	417	10,116
Federated Investors, Inc., Class B	12,788	343,869
Financial Engines, Inc.	4,170	254,036
Franklin Resources, Inc.	6,950	361,469
FXCM, Inc., Class A	6,950	119,123
GAMCO Investors, Inc., Class A	417	33,689
GFI Group, Inc.	10,425	39,615
The Goldman Sachs Group, Inc.	5,838	958,133
Greenhill & Co., Inc.	2,363	122,758
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,112	14,712
HFF, Inc., Class A	2,502	74,009
ICG Group, Inc.*	3,197	60,711

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
INTL. FCStone, Inc.*	1,529	$26,972
Invesco Ltd.	6,811	226,466
Investment Technology Group, Inc.*	5,977	98,620
Janus Capital Group, Inc.	31,136	342,185
KCG Holdings, Inc., Class A*	20,016	221,377
Legg Mason, Inc.	1,946	82,413
LPL Financial Holdings, Inc.	1,251	66,966
Manning & Napier, Inc.	2,641	44,237
Morgan Stanley	18,348	541,449
Northern Trust Corp.‡	3,892	234,376
PennantPark Floating Rate Capital Ltd.	278	3,878
Piper Jaffray Cos.*	3,197	125,578
Raymond James Financial, Inc.	1,668	84,918
Safeguard Scientifics, Inc.*	2,363	43,314
SEI Investments Co.	2,502	85,218
State Street Corp.	7,089	474,609
Stifel Financial Corp.*	12,788	577,379
T Rowe Price Group, Inc.	4,170	327,095
TD Ameritrade Holding Corp.	3,753	117,281
Virtus Investment Partners, Inc.*	556	101,337
Waddell & Reed Financial, Inc., Class A	1,251	81,090
Walter Investment Management Corp.*	7,089	218,625
WisdomTree Investments, Inc.*	9,035	127,574

		10,099,157
Chemicals - 2.5%
A Schulman, Inc.	6,533	221,926
Advanced Emissions Solutions, Inc.*	695	34,701
Air Products & Chemicals, Inc.	3,336	350,747
Airgas, Inc.	1,112	114,803
Albemarle Corp.	1,946	124,894
American Vanguard Corp.	695	16,152
Ashland, Inc.	973	90,304
Axiall Corp.	15,290	610,071
Balchem Corp.	2,502	136,409

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Cabot Corp.	13,066	$635,922
Calgon Carbon Corp.*	4,587	93,162
Celanese Corp.	1,668	84,468
CF Industries Holdings, Inc.	834	192,537
Chemtura Corp.*	21,128	529,890
Cytec Industries, Inc.	3,197	287,634
The Dow Chemical Co.	17,097	778,084
E.I. du Pont de Nemours & Co.	15,151	924,363
Eastman Chemical Co.	2,224	173,383
Ecolab, Inc.	4,726	475,152
Ferro Corp.*	10,981	138,141
Flotek Industries, Inc.*	3,614	77,737
FMC Corp.	2,085	147,264
FutureFuel Corp.	1,807	29,563
Hawkins, Inc.	278	9,788
HB Fuller Co.	3,892	181,289
Huntsman Corp.	2,641	57,891
Innophos Holdings, Inc.	5,143	240,024
Innospec, Inc.	2,780	119,095
International Flavors & Fragrances, Inc.	973	84,340
Intrepid Potash, Inc.*	4,031	59,256
Koppers Holdings, Inc.	3,614	142,753
Kraton Performance Polymers, Inc.*	7,228	180,772
Kronos Worldwide, Inc.	3,058	47,338
Landec Corp.*	5,560	59,770
LSB Industries, Inc.*	4,170	138,069
LyondellBasell Industries N.V., Class A	5,838	459,801
Minerals Technologies, Inc.	2,780	143,670
Monsanto Co.	8,896	947,869
The Mosaic Co.	4,587	204,855
NewMarket Corp.	139	46,546
Olin Corp.	16,680	428,843
OM Group, Inc.*	3,614	116,877
Omnova Solutions, Inc.*	8,757	79,163
PolyOne Corp.	9,313	331,170
PPG Industries, Inc.	2,363	430,917
Praxair, Inc.	5,004	624,099
Quaker Chemical Corp.	1,946	134,488

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Rockwood Holdings, Inc.	1,251	$85,731
RPM International, Inc.	1,807	71,684
The Scotts Miracle-Gro Co., Class A	3,475	206,380
Sensient Technologies Corp.	9,869	482,791
The Sherwin-Williams Co.	1,251	229,258
Sigma-Aldrich Corp.	1,668	155,074
Stepan Co.	4,031	255,525
Taminco Corp.*	417	8,386
Tredegar Corp.	2,780	68,916
Tronox Ltd., Class A	2,363	51,892
Valhi, Inc.	973	13,768
The Valspar Corp.	1,112	78,151
W.R. Grace & Co.*	1,112	104,884
Westlake Chemical Corp.	417	50,682
Zep, Inc.	1,946	31,214

		13,430,326
Commercial Banks - 4.8%
1st Source Corp.	2,641	77,830
Ameris Bancorp*	3,614	73,979
Arrow Financial Corp.	1,112	27,722
Associated Banc-Corp	34,611	570,043
Bancfirst Corp.	1,251	67,591
Banco Latinoamericano de Comercio Exterior SA, Class E	5,560	141,224
Bancorp, Inc./DE*	2,641	50,311
BancorpSouth, Inc.	7,645	180,193
Bank of Hawaii Corp.	3,892	220,988
Bank of Marin Bancorp	695	30,740
Bank of the Ozarks, Inc.	2,780	176,252
BankUnited, Inc.	10,981	341,509
Banner Corp.	2,919	107,507
BB&T Corp.	10,286	384,799
BBCN Bancorp, Inc.	17,236	259,402
BOK Financial Corp.	139	8,932
Boston Private Financial Holdings, Inc.	6,811	83,707
Bryn Mawr Bank Corp.	2,780	77,479
C&F Financial Corp.	417	14,716
Camden National Corp.	1,668	58,964
Capital Bank Financial Corp., Class A*	3,336	76,895

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
CapitalSource, Inc.	22,240	$305,355
Cardinal Financial Corp.	5,838	99,538
Cathay General Bancorp	6,533	153,525
Central Pacific Financial Corp.	2,919	53,564
Chemical Financial Corp.	5,977	172,616
CIT Group, Inc.	3,058	142,350
City Holding Co.	2,919	130,246
City National Corp./CA	1,529	110,623
CoBiz Financial, Inc.	5,977	63,117
Columbia Banking Systems, Inc.	10,008	261,309
Comerica, Inc.	2,363	108,225
Commerce Bancshares, Inc./MO	834	36,254
Community Bank System, Inc.	7,784	277,110
Community Trust Bancorp, Inc.	2,780	112,646
Cullen/Frost Bankers, Inc.	695	51,444
Customers Bancorp, Inc.*	1,668	33,827
CVB Financial Corp.	19,738	294,491
Eagle Bancorp, Inc.*	1,807	60,083
East West Bancorp, Inc.	2,224	74,415
Enterprise Financial Services Corp.	695	12,941
Fidelity Southern Corp.	698	9,824
Fifth Third Bancorp	11,954	251,273
First BanCorp*	556	2,719
First Busey Corp.	12,232	67,276
First Citizens BancShares, Inc./NC, Class A	973	215,266
First Commonwealth Financial Corp.	9,591	78,742
First Community Bancshares, Inc./VA	2,919	47,259
First Financial Bancorp	12,510	207,416
First Financial Bankshares, Inc.	2,363	144,545
First Financial Corp./IN	2,224	71,546
First Financial Holdings, Inc.	2,085	128,332
First Horizon National Corp.	46,843	550,874
First Interstate Bancsystem, Inc.	3,614	92,735

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
First Merchants Corp.	6,255	$131,918
First Midwest Bancorp, Inc./IL	7,089	113,211
First Niagara Financial Group, Inc.	5,282	45,636
The First of Long Island Corp.	1,251	49,502
First Republic Bank/CA	1,251	60,711
FirstMerit Corp.	25,437	517,643
Flushing Financial Corp.	6,394	131,333
FNB Corp./PA	28,356	335,735
Fulton Financial Corp.	41,839	516,712
Glacier Bancorp, Inc.	5,838	154,298
Great Southern Bancorp, Inc.	1,529	42,277
Hancock Holding Co.	18,348	634,841
Hanmi Financial Corp.	2,919	62,963
Heartland Financial USA, Inc.	2,919	73,530
Home BancShares, Inc./AR	4,448	137,176
Hudson Valley Holding Corp.	1,251	22,493
Huntington Bancshares, Inc./OH	11,120	100,858
Iberiabank Corp.	6,394	420,981
Independent Bank Corp./MA	4,170	150,787
International Bancshares Corp.	12,649	296,113
Investors Bancorp, Inc.	3,892	98,740
KeyCorp	10,981	140,118
Lakeland Bancorp, Inc.	7,228	81,460
Lakeland Financial Corp.	3,058	112,014
M&T Bank Corp.	1,529	170,499
MB Financial, Inc.	10,008	281,225
National Bank Holdings Corp., Class A	2,224	43,323
National Penn Bancshares, Inc.	23,352	242,394
NBT Bancorp, Inc.	9,452	227,226
OFG Bancorp	7,367	107,411
Pacific Premier Bancorp, Inc.*	695	11,030
PacWest Bancorp	7,645	306,641
Park National Corp.	2,363	185,023

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Pinnacle Financial Partners, Inc.	2,641	$86,202
The PNC Financial Services Group, Inc.	6,672	532,959
Popular, Inc.*	19,738	521,083
PrivateBancorp, Inc.	6,116	174,856
Prosperity Bancshares, Inc.	7,645	478,271
Regions Financial Corp.	18,209	185,185
Renasant Corp.	4,031	116,052
Republic Bancorp, Inc./KY, Class A	1,668	38,514
S&T Bancorp, Inc.	5,282	123,546
Sandy Spring Bancorp, Inc.	4,865	121,479
Signature Bank/NY*	1,390	169,663
Simmons First National Corp., Class A	1,390	47,997
Southside Bancshares, Inc.	3,197	85,200
Southwest Bancorp, Inc./OK	1,390	24,255
State Bank Financial Corp.	3,058	52,383
Sterling Financial Corp./WA	5,560	175,140
SunTrust Banks, Inc.	7,784	288,164
Susquehanna Bancshares, Inc.	35,723	386,880
SVB Financial Group*	1,668	187,200
SY Bancorp, Inc.	2,502	74,034
Synovus Financial Corp.	89,238	298,947
Taylor Capital Group, Inc.*	3,336	74,493
TCF Financial Corp.	36,279	584,092
Texas Capital Bancshares, Inc.*	4,031	239,724
Tompkins Financial Corp.	2,363	110,825
Trico Bancshares	2,363	58,508
Trustmark Corp.	12,232	290,632
U.S. Bancorp/MN	26,132	1,038,224
UMB Financial Corp.	3,336	197,791
Umpqua Holdings Corp.	20,989	368,567
Union First Market Bankshares Corp.	5,923	136,644
United Bankshares, Inc./WV	9,182	274,450
United Community Banks, Inc./GA*	4,170	69,556

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Univest Corp of Pennsylvania	3,336	$62,650
Valley National Bancorp	36,279	351,543
ViewPoint Financial Group, Inc.	3,614	88,977
Virginia Commerce Bancorp, Inc.*	1,233	20,049
Washington Trust Bancorp, Inc.	2,641	86,995
Webster Financial Corp.	19,460	590,416
Wells Fargo & Co.	66,025	2,993,573
WesBanco, Inc.	5,421	154,824
Westamerica Bancorp.	2,502	123,499
Western Alliance Bancorp*	6,811	152,703
Wilshire Bancorp, Inc.	13,761	137,060
Wintrust Financial Corp.	6,811	298,526
Zions Bancorp.	2,224	63,940

		26,194,362
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	10,147	270,519
ACCO Brands Corp.*	20,433	118,716
Acorn Energy, Inc.	3,892	13,505
The ADT Corp.	4,587	137,793
ARC Document Solutions, Inc.*	4,865	36,877
The Brink’s Co.	10,703	338,643
Casella Waste Systems, Inc., Class A*	2,085	10,696
Ceco Environmental Corp.	1,112	17,280
Cenveo, Inc.*	12,371	41,072
Cintas Corp.	1,946	111,058
Clean Harbors, Inc.*	556	31,180
Consolidated Graphics, Inc.*	1,807	117,166
Copart, Inc.*	1,668	57,179
Covanta Holding Corp.	8,618	155,124
Deluxe Corp.	10,981	533,127
EnerNOC, Inc.*	5,838	130,771
Ennis, Inc.	4,031	58,329
G&K Services, Inc., Class A	1,668	93,224
Healthcare Services Group, Inc.	5,977	162,156
Heritage-Crystal Clean, Inc.*	695	11,551

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Herman Miller, Inc.	6,533	$183,120
HNI Corp.	4,170	143,073
InnerWorkings, Inc.*	4,587	34,586
Interface, Inc.	5,004	104,834
Intersections, Inc.	3,614	26,744
Iron Mountain, Inc.	3,614	95,446
KAR Auction Services, Inc.	5,143	143,078
Kimball International, Inc., Class B	7,506	111,614
Knoll, Inc.	4,170	69,222
McGrath RentCorp	2,085	76,353
Mine Safety Appliances Co.	2,502	126,051
Mobile Mini, Inc.*	3,197	123,628
Multi-Color Corp.	2,502	89,972
Performant Financial Corp.*	6,811	58,098
Pitney Bowes, Inc.	15,012	378,002
Quad/Graphics, Inc.	5,560	127,491
R.R. Donnelley & Sons Co.	37,947	700,881
Republic Services, Inc.	2,641	84,591
Rollins, Inc.	1,251	36,054
SP Plus Corp.*	1,251	31,600
Steelcase, Inc., Class A	13,205	195,038
Stericycle, Inc.*	1,112	130,171
Team, Inc.*	1,390	58,839
Tetra Tech, Inc.*	14,873	438,902
Tyco International Ltd.	7,923	320,802
UniFirst Corp.	1,529	161,768
United Stationers, Inc.	8,479	351,285
US Ecology, Inc.	1,529	54,677
Viad Corp.	4,031	105,975
Waste Connections, Inc.	1,668	68,188
Waste Management, Inc.	6,533	272,949
West Corp.	2,919	67,487

		7,416,485
Communications Equipment - 1.8%
ADTRAN, Inc.	4,031	102,347
Alliance Fiber Optic Products, Inc.	1,112	17,514
Anaren, Inc.*	1,529	42,736
ARRIS Group, Inc.*	10,564	273,608

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Aruba Networks, Inc.*	7,645	$150,683
Aviat Networks, Inc.*	20,711	39,351
Black Box Corp.	3,058	83,820
Brocade Communications Systems, Inc.*	38,642	360,916
CalAmp Corp.*	2,085	61,466
Calix, Inc.*	9,452	74,954
Ciena Corp.*	23,213	541,559
Cisco Systems, Inc.	71,307	1,562,336
Comtech Telecommunications Corp.	1,807	54,969
Digi International, Inc.*	2,224	22,907
EchoStar Corp., Class A*	2,363	111,132
Emcore Corp.*	4,448	21,662
Emulex Corp.*	7,228	53,198
Extreme Networks, Inc.*	17,931	131,255
F5 Networks, Inc.*	695	74,365
Finisar Corp.*	8,618	204,333
Harmonic, Inc.*	15,012	98,479
Harris Corp.	1,668	115,659
Infinera Corp.*	7,089	61,816
InterDigital, Inc.	3,336	95,910
Ixia*	7,228	92,446
JDS Uniphase Corp.*	17,792	236,456
Juniper Networks, Inc.*	7,367	196,036
Meru Networks, Inc.*	1,668	7,456
Motorola Solutions, Inc.	4,309	274,914
NETGEAR, Inc.*	7,367	235,081
Oclaro, Inc.*	23,491	62,721
Oplink Communications, Inc.*	1,390	23,533
Palo Alto Networks, Inc.*	4,448	264,434
Parkervision, Inc.*	8,340	38,281
Plantronics, Inc.	3,475	149,182
Polycom, Inc.*	14,178	169,143
Procera Networks, Inc.*	3,614	41,778
QUALCOMM, Inc.	29,468	2,187,115
Riverbed Technology, Inc.*	36,835	726,386
Ruckus Wireless, Inc.*	1,529	20,534
ShoreTel, Inc.*	11,815	90,975
Sonus Networks, Inc.*	22,518	67,554
Tessco Technologies, Inc.	973	32,391

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Ubiquiti Networks, Inc.*	1,251	$51,541
ViaSat, Inc.*	3,336	198,525

		9,523,457
Computers & Peripherals - 2.0%
3D Systems Corp.*	2,641	205,285
Apple, Inc.	12,371	6,192,922
Avid Technology, Inc.*	8,479	58,844
Cray, Inc.*	2,780	81,982
Datalink Corp.*	2,224	32,315
Diebold, Inc.	8,896	298,817
Electronics For Imaging, Inc.*	3,753	159,015
EMC Corp.	24,047	582,899
Fusion-io, Inc.*	10,981	120,791
Hewlett-Packard Co.	25,437	737,673
Hutchinson Technology, Inc.*	5,560	21,128
Immersion Corp.*	1,668	19,516
Lexmark International, Inc., Class A	12,371	484,819
NCR Corp.*	3,614	127,177
NetApp, Inc.	4,865	205,984
Novatel Wireless, Inc.*	4,309	11,505
QLogic Corp.*	7,784	90,061
Quantum Corp.*	8,479	10,599
SanDisk Corp.	4,031	280,356
Seagate Technology PLC	4,309	227,774
Silicon Graphics International Corp.*	7,645	99,461
Super Micro Computer, Inc.*	5,977	122,887
Synaptics, Inc.*	7,228	421,826
Violin Memory, Inc.*	2,641	9,983
Western Digital Corp.	2,780	239,553
Xyratex Ltd.	3,336	44,068

		10,887,240
Construction & Engineering - 0.7%
AECOM Technology Corp.*	18,070	518,067
Aegion Corp.*	9,313	191,103
Ameresco, Inc., Class A*	2,502	24,670
Argan, Inc.	2,085	59,235
Comfort Systems USA, Inc.	3,058	52,108

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Dycom Industries, Inc.*	2,502	$69,631
EMCOR Group, Inc.	14,734	626,342
Fluor Corp.	2,919	221,727
Foster Wheeler AG*	9,035	270,869
Furmanite Corp.*	2,919	34,094
Granite Construction, Inc.	3,614	120,310
Great Lakes Dredge & Dock Corp.*	13,761	103,620
Jacobs Engineering Group, Inc.*	1,946	118,142
KBR, Inc.	973	30,455
Layne Christensen Co.*	6,255	106,085
MasTec, Inc.*	13,622	489,575
MYR Group, Inc.*	4,726	118,481
Northwest Pipe Co.*	1,390	48,761
Orion Marine Group, Inc.*	3,197	35,806
Pike Corp.*	6,116	64,463
Primoris Services Corp.	4,031	128,065
Quanta Services, Inc.*	4,170	129,979
Tutor Perini Corp.*	7,506	169,635
URS Corp.	834	41,867

		3,773,090
Construction Materials - 0.1%
Eagle Materials, Inc.	1,946	153,247
Headwaters, Inc.*	6,116	68,010
Martin Marietta Materials, Inc.	556	60,610
Texas Industries, Inc.*	1,946	146,378
US Concrete, Inc.*	695	15,749
Vulcan Materials Co.	2,502	154,448

		598,442
Consumer Finance - 0.8%
American Express Co.	15,290	1,299,956
Capital One Financial Corp.	7,784	549,628
Cardtronics, Inc.*	3,892	149,920
Cash America International, Inc.	6,255	229,746
Consumer Portfolio Services, Inc.*	1,668	14,195
Credit Acceptance Corp.*	2,085	290,190
DFC Global Corp.*	10,147	76,305
Discover Financial Services	7,089	380,325

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Encore Capital Group, Inc.*	4,309	$205,065
Ezcorp, Inc., Class A*	13,761	151,096
First Cash Financial Services, Inc.*	2,502	122,948
The First Marblehead Corp.*	2,224	13,255
Green Dot Corp., Class A*	3,475	78,257
Nelnet, Inc., Class A	3,475	129,444
Portfolio Recovery Associates, Inc.*	4,865	244,320
Regional Management Corp.*	1,390	46,190
SLM Corp.	6,116	139,200
World Acceptance Corp.*	2,363	226,116

		4,346,156
Containers & Packaging - 0.5%
AEP Industries, Inc.*	1,112	48,973
Aptargroup, Inc.	973	62,077
Avery Dennison Corp.	1,390	68,485
Ball Corp.	1,807	92,500
Bemis Co., Inc.	973	37,470
Berry Plastics Group, Inc.*	16,541	368,864
Crown Holdings, Inc.*	1,668	68,555
Graphic Packaging Holding Co.*	45,592	433,124
Greif, Inc., Class A	5,282	267,428
MeadWestvaco Corp.	3,058	110,302
Myers Industries, Inc.	6,533	125,107
Owens-Illinois, Inc.*	2,085	66,803
Packaging Corp. of America	1,390	89,794
Rock-Tenn Co., Class A	695	70,529
Sealed Air Corp.	3,058	95,379
Silgan Holdings, Inc.	9,174	420,445
Sonoco Products Co.	1,390	57,518

		2,483,353
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,224	168,246
Genuine Parts Co.	2,224	182,924
LKQ Corp.*	4,865	131,695
Pool Corp.	4,170	225,931

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
VOXX International Corp.*	4,587	$61,145

		769,941
Diversified Consumer Services - 0.8%
American Public Education, Inc.*	1,529	64,722
Apollo Education Group, Inc., Class A*	22,379	722,618
Ascent Capital Group, Inc., Class A*	1,390	99,454
Bridgepoint Education, Inc.*	1,622	28,190
Bright Horizons Family Solutions, Inc.*	834	30,649
Capella Education Co.	1,807	112,739
Career Education Corp.*	9,313	50,663
Carriage Services, Inc.	1,668	35,695
Corinthian Colleges, Inc.*	28,078	41,275
DeVry Education Group, Inc.	11,676	421,971
Education Management Corp.*	5,560	38,531
Grand Canyon Education, Inc.*	4,170	182,729
H&R Block, Inc.	4,587	139,445
Hillenbrand, Inc.	10,425	282,205
ITT Educational Services, Inc.*	3,614	106,252
K12, Inc.*	6,533	143,399
LifeLock, Inc.*	5,838	119,154
Matthews International Corp., Class A	5,560	236,411
Outerwall, Inc.*	6,116	393,320
Regis Corp.	7,923	97,691
Service Corp. International	7,506	132,856
Sotheby’s	5,699	273,096
Steiner Leisure Ltd.*	3,197	156,685
Strayer Education, Inc.*	3,058	106,908
Universal Technical Institute, Inc.	1,112	13,088
Weight Watchers International, Inc.	4,170	112,715

		4,142,461
Diversified Financial Services - 1.9%
Bank of America Corp.	166,383	2,786,915
CBOE Holdings, Inc.	4,309	224,154

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Citigroup, Inc.	41,005	$1,944,867
CME Group, Inc.	5,421	405,274
Gain Capital Holdings, Inc.	3,336	29,657
ING US, Inc.	556	18,776
Interactive Brokers Group, Inc., Class A	9,452	200,382
IntercontinentalExchange Group, Inc.	1,946	406,406
JPMorgan Chase & Co.	51,291	2,839,470
Leucadia National Corp.	3,475	94,977
MarketAxess Holdings, Inc.	3,475	218,021
Marlin Business Services Corp.	695	17,632
McGraw Hill Financial, Inc.	4,170	317,087
Moody’s Corp.	3,475	259,166
MSCI, Inc.*	1,807	77,195
The NASDAQ OMX Group, Inc.	1,390	53,029
PHH Corp.*	11,537	280,003
PICO Holdings, Inc.*	1,807	42,591

		10,215,602
Diversified Telecommunication Services - 1.2%
8x8, Inc.*	7,367	74,701
Alaska Communications Systems Group, Inc.*	6,255	13,636
AT&T, Inc.	71,585	2,385,212
Atlantic Tele-Network, Inc.	1,946	113,355
Cbeyond, Inc.*	5,699	41,375
CenturyLink, Inc.	7,367	212,612
Cincinnati Bell, Inc.*	46,565	161,115
Cogent Communications Group, Inc.	4,031	166,763
Consolidated Communications Holdings, Inc.	2,780	54,432
Frontier Communications Corp.	17,375	81,663
General Communication, Inc., Class A*	3,475	33,812
Hawaiian Telcom Holdco, Inc.*	973	26,407
IDT Corp., Class B	2,641	44,897
inContact, Inc.*	3,892	34,172
Inteliquent, Inc.	1,529	17,736

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Intelsat S.A.*	4,031	$80,539
Iridium Communications, Inc.*	15,151	96,057
Level 3 Communications, Inc.*	2,641	84,776
Lumos Networks Corp.	2,780	52,848
ORBCOMM, Inc.*	3,058	21,100
Premiere Global Services, Inc.*	8,618	93,936
Towerstream Corp.*	1,946	5,527
tw telecom inc*	2,224	65,519
Verizon Communications, Inc.	50,735	2,436,295
Vonage Holdings Corp.*	24,881	114,701
Windstream Holdings, Inc.	8,340	62,383

		6,575,569
Electric Utilities - 1.6%
ALLETE, Inc.	4,170	208,417
American Electric Power Co., Inc.	7,506	366,368
Cleco Corp.	5,143	251,287
Duke Energy Corp.	12,788	903,089
Edison International	3,753	180,744
El Paso Electric Co.	8,896	324,081
The Empire District Electric Co.	6,811	156,312
Entergy Corp.	3,058	192,746
Exelon Corp.	12,927	374,883
FirstEnergy Corp.	7,506	236,364
Great Plains Energy, Inc.	1,807	44,597
Hawaiian Electric Industries, Inc.	9,591	249,558
IDACORP, Inc.	9,313	491,074
ITC Holdings Corp.	695	71,933
MGE Energy, Inc.	1,946	110,805
NextEra Energy, Inc.	7,506	690,027
Northeast Utilities	5,838	255,704
NRG Yield, Inc., Class A	695	27,063
OGE Energy Corp.	2,363	80,507
Otter Tail Corp.	2,780	77,395
Pepco Holdings, Inc.	5,699	110,732
Pinnacle West Capital Corp.	2,224	117,049
PNM Resources, Inc.	16,263	400,883

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Portland General Electric Co.	15,151	$457,257
PPL Corp.	10,425	318,692
The Southern Co.	17,514	722,277
UIL Holdings Corp.	5,421	209,630
Unitil Corp.	2,224	67,699
UNS Energy Corp.	9,035	541,016
Westar Energy, Inc.	1,251	41,496
Xcel Energy, Inc.	6,394	184,851

		8,464,536
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,946	247,220
American Superconductor Corp.*	417	626
AMETEK, Inc.	3,892	192,343
AZZ, Inc.	2,224	92,985
The Babcock & Wilcox Co.	1,946	66,709
Brady Corp., Class A	10,981	300,440
Broadwind Energy, Inc.*	1,807	16,697
Capstone Turbine Corp.*	22,379	36,254
Coleman Cable, Inc.	1,529	40,121
Eaton Corp. PLC	6,394	467,337
Emerson Electric Co.	12,371	815,744
Encore Wire Corp.	1,668	85,218
EnerSys, Inc.	9,730	662,224
Enphase Energy, Inc.*	1,390	10,286
Franklin Electric Co., Inc.	3,336	132,906
FuelCell Energy, Inc.*	9,869	14,113
Generac Holdings, Inc.	6,394	307,743
General Cable Corp.	11,120	317,254
Global Power Equipment Group, Inc.	556	9,902
GrafTech International Ltd.*	10,981	112,555
Hubbell, Inc., Class B	695	81,127
II-VI, Inc.*	2,224	33,961
Plug Power, Inc.*	8,340	25,187
Polypore International, Inc.*	2,780	92,157
Powell Industries, Inc.	834	51,216
Power Solutions International, Inc.*	139	9,245

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
PowerSecure International, Inc.*	834	$16,096
Real Goods Solar, Inc., Class A*	4,587	18,119
Regal-Beloit Corp.	417	30,896
Revolution Lighting Technologies, Inc.*	2,641	7,949
Rockwell Automation, Inc.	2,224	255,404
Roper Industries, Inc.	1,668	228,916
Sensata Technologies Holding N.V.*	1,946	72,858
SolarCity Corp.*	1,251	92,687
Thermon Group Holdings, Inc.*	2,780	75,282

		5,019,777
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	2,641	229,450
Anixter International, Inc.	5,143	451,144
Arrow Electronics, Inc.*	1,529	78,560
Audience, Inc.*	695	7,909
Avnet, Inc.	2,641	108,466
AVX Corp.	9,452	122,120
Badger Meter, Inc.	1,529	77,887
Belden, Inc.	4,170	269,841
Benchmark Electronics, Inc.*	10,425	236,960
Checkpoint Systems, Inc.*	9,035	120,527
Cognex Corp.*	7,228	285,145
Coherent, Inc.*	2,224	148,652
Control4 Corp.*	695	15,929
Corning, Inc.	20,433	351,652
CTS Corp.	6,533	122,102
Daktronics, Inc.	3,197	46,708
Dolby Laboratories, Inc., Class A*	834	34,186
DTS, Inc.*	973	20,170
Electro Rent Corp.	3,753	63,125
Electro Scientific Industries, Inc.	417	4,520
Fabrinet*	5,699	105,260
FARO Technologies, Inc.*	1,390	71,891
FEI Co.	3,058	286,596
Flextronics International Ltd.*	5,699	46,447

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
FLIR Systems, Inc.	3,058	$97,000
GSI Group, Inc.*	2,363	25,497
Ingram Micro, Inc., Class A*	31,831	796,412
Insight Enterprises, Inc.*	8,757	184,773
InvenSense, Inc.*	6,533	128,635
IPG Photonics Corp.*	695	46,475
Itron, Inc.*	9,730	392,897
Jabil Circuit, Inc.	139	2,498
Kemet Corp.*	6,811	37,597
Littelfuse, Inc.	1,807	161,726
Maxwell Technologies, Inc.*	1,112	9,074
Measurement Specialties, Inc.*	1,251	69,018
Mercury Systems, Inc.*	2,363	25,284
Mesa Laboratories, Inc.	139	11,157
Methode Electronics, Inc.	3,197	107,611
MTS Systems Corp.	1,390	97,759
Multi-Fineline Electronix, Inc.*	3,753	51,791
NAM TAI Electronics, Inc.*	9,313	56,716
National Instruments Corp.	1,390	40,310
Neonode, Inc.*	2,085	11,864
Newport Corp.*	3,475	63,036
OSI Systems, Inc.*	1,112	64,418
Park Electrochemical Corp.	2,363	71,292
PC Connection, Inc.	3,336	68,254
Plexus Corp.*	6,950	271,745
RealD, Inc.*	3,058	27,369
Rofin-Sinar Technologies, Inc.*	6,394	147,701
Rogers Corp.*	1,668	101,248
Sanmina Corp.*	16,402	274,241
ScanSource, Inc.*	6,116	229,595
SYNNEX Corp.*	5,421	304,389
TE Connectivity Ltd.	5,560	314,196
Tech Data Corp.*	7,506	404,723
Trimble Navigation Ltd.*	4,726	152,792
TTM Technologies, Inc.*	7,506	60,123
Universal Display Corp.*	3,475	112,868

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Vishay Intertechnology, Inc.*	30,858	$419,052

		8,746,383
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.*	417	19,766
Baker Hughes, Inc.	6,811	385,775
Basic Energy Services, Inc.*	6,255	107,148
Bristow Group, Inc.	2,780	199,576
C&J Energy Services, Inc.*	9,591	224,238
Cal Dive International, Inc.*	5,977	9,802
Cameron International Corp.*	3,197	191,724
CARBO Ceramics, Inc.	1,668	192,020
Core Laboratories N.V.	834	149,219
Dawson Geophysical Co.*	1,390	44,994
Dresser-Rand Group, Inc.*	973	55,461
Dril-Quip, Inc.*	556	55,911
Ensco PLC, Class A	4,448	224,046
Era Group, Inc.*	1,390	40,713
Exterran Holdings, Inc.*	6,116	212,470
FMC Technologies, Inc.*	3,197	158,060
Forum Energy Technologies, Inc.*	12,232	307,268
Frank’s International N.V.	417	9,775
Geospace Technologies Corp.*	1,390	110,533
Global Geophysical Services, Inc.*	11,259	16,663
Gulf Island Fabrication, Inc.	695	14,081
Gulfmark Offshore, Inc., Class A	1,668	70,990
Halliburton Co.	13,483	660,802
Helix Energy Solutions Group, Inc.*	10,842	221,068
Helmerich & Payne, Inc.	1,529	134,613
Hercules Offshore, Inc.*	8,896	44,302
Hornbeck Offshore Services, Inc.*	7,228	308,708
ION Geophysical Corp.*	34,750	105,293
Key Energy Services, Inc.*	15,985	116,531
Matrix Service Co.*	4,309	113,241

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
McDermott International, Inc.*	45,453	$379,078
Mitcham Industries, Inc.*	2,224	33,582
Nabors Industries Ltd.	2,641	45,108
National Oilwell Varco, Inc.	6,672	500,467
Natural Gas Services Group, Inc.*	1,112	32,137
Newpark Resources, Inc.*	15,985	181,590
Noble Corp. PLC	2,363	73,324
Nuverra Environmental Solutions, Inc.*	4,031	58,288
Oceaneering International, Inc.	1,390	94,729
Oil States International, Inc.*	695	65,295
Pacific Drilling S.A.*	7,228	72,641
Parker Drilling Co.*	23,769	176,841
Patterson-UTI Energy, Inc.	14,317	367,804
PHI, Inc.*	2,780	102,387
Pioneer Energy Services Corp.*	15,707	131,625
RigNet, Inc.*	695	32,422
Rowan Cos., PLC, Class A*	1,112	34,883
RPC, Inc.	11,815	201,209
Schlumberger Ltd.	21,962	1,923,212
SEACOR Holdings, Inc.*	1,390	117,010
Superior Energy Services, Inc.	2,363	55,861
Tesco Corp.*	5,838	123,299
TETRA Technologies, Inc.*	13,622	140,579
Tidewater, Inc.	11,120	576,572
Unit Corp.*	9,035	451,479
Vantage Drilling Co.*	48,511	79,073
Willbros Group, Inc.*	5,282	44,105

		10,599,391
Food & Staples Retailing - 1.6%
The Andersons, Inc.	3,753	310,523
Casey’s General Stores, Inc.	3,058	209,993
The Chefs’ Warehouse, Inc*	1,112	26,254
Costco Wholesale Corp.	6,811	765,284
CVS Caremark Corp.	20,155	1,364,897

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
The Fresh Market, Inc.*	3,197	$111,767
Ingles Markets, Inc., Class A	1,668	45,336
The Kroger Co.	11,120	401,432
Natural Grocers by Vitamin Cottage, Inc.*	695	26,389
The Pantry, Inc.*	4,170	60,924
PriceSmart, Inc.	1,390	126,351
Rite Aid Corp.*	63,662	353,324
Roundy’s, Inc.	4,726	40,076
Safeway, Inc.	3,058	95,532
Spartan Stores, Inc.	8,062	182,121
Sprouts Farmers Market, Inc.*	695	24,839
SUPERVALU, Inc.*	36,140	208,889
Susser Holdings Corp.*	1,390	84,762
Sysco Corp.	10,147	355,957
United Natural Foods, Inc.*	4,587	309,944
Village Super Market, Inc., Class A	556	16,146
Walgreen Co.	14,734	844,995
Wal-Mart Stores, Inc.	28,634	2,138,387
Weis Markets, Inc.	2,085	102,624
Whole Foods Market, Inc.	5,838	305,094

		8,511,840
Food Products - 1.5%
Amira Nature Foods Ltd.*	1,807	34,369
Annie’s, Inc.*	1,112	44,613
Archer-Daniels-Midland Co.	8,896	351,214
B&G Foods, Inc.	4,031	132,096
Boulder Brands, Inc.*	4,726	67,771
Bunge Ltd.	1,807	136,898
Calavo Growers, Inc.	1,251	38,005
Cal-Maine Foods, Inc.	3,197	161,065
Campbell Soup Co.	3,058	126,020
Chiquita Brands International, Inc.*	8,062	85,296
ConAgra Foods, Inc.	4,587	145,821
Darling International, Inc.*	12,788	250,133
Dean Foods Co.*	21,545	340,411
Diamond Foods, Inc.*	2,641	69,617
Flowers Foods, Inc.	2,085	43,681

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Fresh Del Monte Produce, Inc.	7,367	$194,931
General Mills, Inc.	9,591	460,560
Green Mountain Coffee Roasters, Inc.	1,668	135,108
The Hain Celestial Group, Inc.*	3,475	319,318
The Hershey Co.	2,224	221,066
Hillshire Brands Co.	1,390	49,512
Hormel Foods Corp.	2,224	101,059
Ingredion, Inc.	695	43,298
J&J Snack Foods Corp.	1,251	110,213
The JM Smucker Co.	1,390	133,982
John B Sanfilippo & Son, Inc.	834	19,307
Kellogg Co.	5,004	290,132
Kraft Foods Group, Inc.	10,564	553,025
Lancaster Colony Corp.	1,807	157,064
Limoneira Co.	834	17,322
McCormick & Co., Inc.	2,780	178,420
Mead Johnson Nutrition Co.	3,475	267,193
Mondelez International, Inc., Class A	30,441	996,943
Omega Protein Corp.*	4,031	40,834
Pilgrim’s Pride Corp.*	8,757	146,505
Pinnacle Foods, Inc.	2,224	60,048
Post Holdings, Inc.*	2,780	148,813
S&W Seed Co.*	1,112	6,928
Sanderson Farms, Inc.	4,170	310,040
Seneca Foods Corp., Class A*	1,807	52,529
Snyders-Lance, Inc.	4,448	118,806
Tootsie Roll Industries, Inc.	1,946	59,042
TreeHouse Foods, Inc.*	2,919	192,187
Tyson Foods, Inc., Class A	3,892	145,561
WhiteWave Foods Co., Class A*	16,402	397,092

		7,953,848
Gas Utilities - 0.5%
AGL Resources, Inc.	1,668	79,697
Atmos Energy Corp.	973	46,714
Chesapeake Utilities Corp.	1,807	106,342
The Laclede Group, Inc.	5,004	229,633

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
National Fuel Gas Co.	1,251	$94,275
New Jersey Resources Corp.	8,896	405,657
Northwest Natural Gas Co.	2,085	86,653
ONEOK, Inc.	3,197	218,962
Piedmont Natural Gas Co., Inc.	4,587	151,463
Questar Corp.	1,668	38,898
South Jersey Industries, Inc.	2,085	111,214
Southwest Gas Corp.	8,201	440,640
UGI Corp.	1,112	48,250
WGL Holdings, Inc.	11,537	435,868

		2,494,266
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.*	1,112	42,445
Abbott Laboratories	27,800	1,019,148
ABIOMED, Inc.*	2,780	76,422
Accuray, Inc.*	5,699	60,694
Alere, Inc.*	16,402	621,636
Align Technology, Inc.*	4,448	264,300
Analogic Corp.	1,251	119,658
AngioDynamics, Inc.*	2,919	46,441
Anika Therapeutics, Inc.*	973	32,372
Antares Pharma, Inc.*	11,259	53,818
ArthroCare Corp.*	2,363	107,233
AtriCure, Inc.*	1,112	22,796
Baxter International, Inc.	10,147	693,040
Becton Dickinson and Co.	3,336	360,688
Biolase, Inc.*	556	1,346
Boston Scientific Corp.*	22,796	308,430
C.R. Bard, Inc.	1,112	144,104
Cantel Medical Corp.	2,224	70,501
Cardiovascular Systems, Inc.*	1,946	66,008
CareFusion Corp.*	3,475	141,676
Cerus Corp.*	4,865	30,017
CONMED Corp.	5,838	244,904
The Cooper Cos., Inc.	556	69,100
Covidien PLC	8,062	550,151
Cutera, Inc.*	973	9,243
Cyberonics, Inc.*	1,946	129,993
Cynosure, Inc., Class A*	4,587	123,069

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Delcath Systems, Inc.*	70,751	$22,004
DENTSPLY International, Inc.	2,363	109,029
DexCom, Inc.*	6,116	247,453
Edwards Lifesciences Corp.*	1,112	72,413
Endologix, Inc.*	5,282	84,512
EnteroMedics, Inc.*	9,174	19,082
GenMark Diagnostics, Inc.*	2,780	35,918
Globus Medical, Inc., Class A*	5,004	117,094
Greatbatch, Inc.*	4,448	189,084
Haemonetics Corp.*	4,726	179,068
Hansen Medical, Inc.*	9,313	21,234
HeartWare International, Inc.*	1,390	137,902
Hill-Rom Holdings, Inc.	6,533	236,952
Hologic, Inc.*	5,421	115,793
ICU Medical, Inc.*	1,390	89,669
IDEXX Laboratories, Inc.*	973	111,175
Insulet Corp.*	4,726	203,218
Integra LifeSciences Holdings Corp.*	5,004	232,486
Intuitive Surgical, Inc.*	695	283,268
Invacare Corp.	6,255	126,226
Masimo Corp.*	4,726	138,236
Medtronic, Inc.	16,680	943,421
Meridian Bioscience, Inc.	3,475	79,161
Merit Medical Systems, Inc.*	4,170	59,923
Natus Medical, Inc.*	2,363	61,178
Navidea Biopharmaceuticals, Inc.*	1,807	3,180
Neogen Corp.*	2,919	122,656
NuVasive, Inc.*	3,614	135,308
NxStage Medical, Inc.*	5,977	77,402
OraSure Technologies, Inc.*	7,089	41,612
Orthofix International N.V.*	5,699	117,114
PhotoMedex, Inc.*	3,475	48,337
Quidel Corp.*	2,085	61,633
ResMed, Inc.	2,085	90,927
Rockwell Medical, Inc.*	3,753	38,506

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
RTI Surgical, Inc.*	14,317	$44,383
Sirona Dental Systems, Inc.*	973	69,998
Spectranetics Corp.*	3,753	97,653
St. Jude Medical, Inc.	4,587	278,569
Staar Surgical Co.*	2,641	43,365
Stereotaxis, Inc.*	2,085	10,696
STERIS Corp.	5,143	236,012
Stryker Corp.	4,865	377,524
Sunshine Heart, Inc.*	1,668	16,580
SurModics, Inc.*	1,112	27,111
Symmetry Medical, Inc.*	9,035	87,820
TearLab Corp.*	139	930
Teleflex, Inc.	2,224	208,255
Thoratec Corp.*	6,116	213,693
Tornier N.V.*	2,780	50,568
Unilife Corp.*	9,869	46,088
Varian Medical Systems, Inc.*	1,807	146,927
Vascular Solutions, Inc.*	1,946	45,848
Volcano Corp.*	2,780	58,352
West Pharmaceutical Services, Inc.	5,560	263,822
Wright Medical Group, Inc.*	4,170	126,810
Zeltiq Aesthetics, Inc.*	1,668	34,177
Zimmer Holdings, Inc.	2,919	274,298

		12,820,886
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*	2,641	134,797
Accretive Health, Inc.*	6,394	58,889
Aetna, Inc.	5,421	370,417
Air Methods Corp.*	3,336	171,571
Alliance HealthCare Services, Inc.*	1,807	51,861
Almost Family, Inc.*	1,946	59,178
Amedisys, Inc.*	4,587	69,218
AmerisourceBergen Corp.	3,197	214,902
AMN Healthcare Services, Inc.*	4,448	67,209
Amsurg Corp.*	6,116	255,343
Bio-Reference Labs, Inc.*	2,919	78,492
BioScrip, Inc.*	14,317	121,838

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
BioTelemetry, Inc.*	2,224	$16,213
Brookdale Senior Living, Inc.*	3,058	83,973
Capital Senior Living Corp.*	2,224	49,973
Cardinal Health, Inc.	5,838	397,101
Centene Corp.*	4,448	269,549
Chemed Corp.	4,031	318,127
Cigna Corp.	3,892	335,919
Community Health Systems, Inc.*	4,594	190,227
Corvel Corp.*	834	39,498
DaVita HealthCare Partners, Inc.*	2,780	180,505
Emeritus Corp.*	4,170	91,949
The Ensign Group, Inc.	3,753	157,326
ExamWorks Group, Inc.*	4,309	132,674
Express Scripts Holding Co.*	11,676	872,080
Five Star Quality Care, Inc.*	9,035	49,060
Gentiva Health Services, Inc.*	6,116	69,478
Hanger, Inc.*	3,058	103,391
HCA Holdings, Inc.*	3,753	188,663
Health Net, Inc.*	17,792	585,179
HealthSouth Corp.	17,236	536,384
Healthways, Inc.*	4,309	65,971
Henry Schein, Inc.*	1,390	159,697
Humana, Inc.	1,946	189,346
IPC The Hospitalist Co., Inc.*	1,529	81,618
Kindred Healthcare, Inc.	11,259	213,245
Laboratory Corp of America Holdings*	1,946	174,809
Landauer, Inc.	1,112	51,341
LHC Group, Inc.*	2,919	66,962
LifePoint Hospitals, Inc.*	9,730	515,787
Magellan Health Services, Inc.*	5,282	316,022
McKesson Corp.	4,031	703,047
MEDNAX, Inc.*	3,371	187,562
Molina Healthcare, Inc.*	6,533	235,188
MWI Veterinary Supply, Inc.*	1,112	207,121
National Healthcare Corp.	1,807	93,964

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Omnicare, Inc.	1,529	$95,501
Owens & Minor, Inc.	12,232	423,716
Patterson Cos., Inc.	1,390	55,544
PharMerica Corp.*	6,811	165,780
The Providence Service Corp.*	2,085	55,023
Quest Diagnostics, Inc.	556	29,190
Select Medical Holdings Corp.	14,873	160,628
Skilled Healthcare Group, Inc., Class A*	6,533	29,856
Team Health Holdings, Inc.*	5,699	245,969
Tenet Healthcare Corp.*	2,363	108,722
Triple-S Management Corp., Class B*	5,977	106,630
U.S. Physical Therapy, Inc.	973	30,659
UnitedHealth Group, Inc.	13,344	964,504
Universal American Corp.	4,587	32,338
Universal Health Services, Inc., Class B	973	79,805
VCA Antech, Inc.*	7,923	253,061
WellCare Health Plans, Inc.*	9,035	588,269
WellPoint, Inc.	4,031	346,666

		13,354,525
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	14,178	234,788
athenahealth, Inc.*	1,112	163,909
Cerner Corp.*	5,421	308,401
Computer Programs & Systems, Inc.	973	65,016
HealthStream, Inc.*	2,224	64,540
HMS Holdings Corp.*	7,367	169,662
MedAssets, Inc.*	6,811	150,114
Medidata Solutions, Inc.*	4,448	280,669
Merge Healthcare, Inc.*	278	598
Omnicell, Inc.*	2,919	75,368
Quality Systems, Inc.	2,363	43,503
Veeva Systems, Inc., Class A*	417	13,256
Vocera Communications, Inc.*	3,197	55,852

		1,625,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc.*	3,614	$264,978
Biglari Holdings, Inc.*	139	60,737
BJ’s Restaurants, Inc.*	1,112	31,536
Bloomin’ Brands, Inc.*	1,251	28,735
Bob Evans Farms, Inc.	3,892	195,573
Boyd Gaming Corp.*	7,228	76,328
Bravo Brio Restaurant Group, Inc.*	3,336	49,840
Brinker International, Inc.	6,116	295,770
Buffalo Wild Wings, Inc.*	1,529	216,904
Caesars Entertainment Corp.*	3,475	76,485
Carnival Corp.	8,201	321,397
Carrols Restaurant Group, Inc.*	5,143	31,321
CEC Entertainment, Inc.	3,058	165,010
The Cheesecake Factory, Inc.	4,448	198,114
Chipotle Mexican Grill, Inc.*	556	306,890
Choice Hotels International, Inc.	2,641	128,168
Churchill Downs, Inc.	1,112	99,090
Chuy’s Holdings, Inc.*	1,390	50,207
Cracker Barrel Old Country Store, Inc.	3,753	371,584
Darden Restaurants, Inc.	1,529	75,594
Del Frisco’s Restaurant Group, Inc.*	1,946	44,758
Denny’s Corp.*	14,734	101,075
DineEquity, Inc.	1,251	97,340
Domino’s Pizza, Inc.	4,309	304,258
Dunkin’ Brands Group, Inc.	2,224	103,483
Einstein Noah Restaurant Group, Inc.	556	8,485
Fiesta Restaurant Group, Inc.*	1,529	65,701
Hyatt Hotels Corp., Class A*	695	33,214
Ignite Restaurant Group, Inc.*	417	5,071
International Game Technology	3,614	52,150
International Speedway Corp., Class A	2,224	74,660
Interval Leisure Group, Inc.	3,475	91,740

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Jack in the Box, Inc.*	3,475	$175,731
Jamba, Inc.*	139	1,775
Krispy Kreme Doughnuts, Inc.*	4,587	79,126
Las Vegas Sands Corp.	6,394	489,269
Life Time Fitness, Inc.*	4,170	171,637
The Marcus Corp.	3,058	39,937
Marriott International, Inc., Class A	4,031	198,728
Marriott Vacations Worldwide Corp.*	2,780	133,106
McDonald’s Corp.	17,792	1,675,473
MGM Resorts International*	4,865	118,511
Morgans Hotel Group Co.*	2,641	20,494
Multimedia Games Holding Co., Inc.*	2,085	66,220
Noodles & Co.*	1,112	40,421
Orient-Express Hotels Ltd., Class A*	7,784	110,221
Panera Bread Co., Class A*	417	70,502
Papa John’s International, Inc.	3,058	147,182
Penn National Gaming, Inc.*	1,112	13,044
Pinnacle Entertainment, Inc.*	5,143	112,375
Popeyes Louisiana Kitchen, Inc.*	1,668	67,137
Potbelly Corp.*	834	18,907
Red Robin Gourmet Burgers, Inc.*	1,112	71,646
Royal Caribbean Cruises Ltd.	1,946	96,522
Ruby Tuesday, Inc.*	3,892	21,795
Ruth’s Hospitality Group, Inc.	3,058	40,029
Scientific Games Corp., Class A*	4,587	64,585
SeaWorld Entertainment, Inc.	3,753	121,672
Six Flags Entertainment Corp.	2,641	94,785
Sonic Corp.*	5,004	89,021
Starbucks Corp.	11,815	840,283
Starwood Hotels & Resorts Worldwide, Inc.	3,336	249,233

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Texas Roadhouse, Inc.	5,004	$121,347
Town Sports International Holdings, Inc.	4,448	48,528
Vail Resorts, Inc.	3,197	217,876
The Wendy’s Co.	23,908	216,846
Wyndham Worldwide Corp.	2,085	147,910
Wynn Resorts Ltd.	1,251	271,992
Yum! Brands, Inc.	8,062	541,363

		11,031,425
Household Durables - 0.9%
Beazer Homes USA, Inc.*	5,421	122,027
Blyth, Inc.	1,668	15,646
Cavco Industries, Inc.*	556	43,435
CSS Industries, Inc.	1,807	48,428
DR Horton, Inc.*	3,197	75,066
Ethan Allen Interiors, Inc.	1,946	49,117
Garmin Ltd.	2,363	106,453
Harman International Industries, Inc.	973	100,637
Helen of Troy Ltd.*	6,950	382,528
Hovnanian Enterprises, Inc., Class A*	27,383	165,119
iRobot Corp.*	2,085	73,684
Jarden Corp.*	1,390	84,025
KB Home	8,340	161,296
La-Z-Boy, Inc.	4,587	123,482
Leggett & Platt, Inc.	1,668	50,073
Lennar Corp., Class A	3,475	139,556
Libbey, Inc.*	4,587	98,804
M/I Homes, Inc.*	5,560	136,720
MDC Holdings, Inc.*	9,452	291,972
Meritage Homes Corp.*	3,336	162,030
Mohawk Industries, Inc.*	973	138,341
NACCO Industries, Inc., Class A	973	57,446
Newell Rubbermaid, Inc.	3,753	115,968
NVR, Inc.*	139	160,324
Parametric Sound Corp.*	417	6,672
PulteGroup, Inc.	5,421	110,155
The Ryland Group, Inc.	10,286	459,167
Skullcandy, Inc.*	3,892	28,412
Standard Pacific Corp.*	34,055	299,684

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Taylor Morrison Home Corp., Class A*	6,950	$146,992
Tempur Sealy International, Inc.*	5,421	267,201
Toll Brothers, Inc.*	2,224	81,732
Tupperware Brands Corp.	973	76,244
Universal Electronics, Inc.*	2,919	104,325
Whirlpool Corp.	973	129,701
William Lyon Homes, Class A*	1,668	40,149
Zagg, Inc.*	8,201	34,608

		4,687,219
Household Products - 1.1%
Central Garden and Pet Co., Class A*	12,510	78,062
Church & Dwight Co., Inc.	2,363	152,603
The Clorox Co.	1,807	159,504
Colgate-Palmolive Co.	15,707	961,740
Energizer Holdings, Inc.	695	65,678
Harbinger Group, Inc.*	6,672	79,263
Kimberly-Clark Corp.	6,811	744,919
The Procter & Gamble Co.	48,233	3,695,612
Spectrum Brands Holdings, Inc.	2,641	198,735
WD-40 Co.	1,112	76,428

		6,212,544
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	7,367	103,580
Calpine Corp.*	5,421	102,891
Dynegy, Inc.*	21,962	447,146
NRG Energy, Inc.	5,004	139,361
Ormat Technologies, Inc.	2,363	58,248

		851,226
Industrial Conglomerates - 1.2%
3M Co.	10,564	1,354,199
Carlisle Cos., Inc.	1,112	82,878
Danaher Corp.	10,147	754,835
General Electric Co.	176,113	4,425,720
Raven Industries, Inc.	3,336	124,933

		6,742,565
Insurance - 4.1%
ACE Ltd.	4,448	417,267

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Aflac, Inc.	5,977	$375,236
Alleghany Corp.*	278	103,508
Allied World Assurance Co. Holdings AG	556	57,224
The Allstate Corp.	5,838	298,906
American Equity Investment Life Holding Co.	12,093	265,441
American Financial Group, Inc.	973	53,437
American International Group, Inc.	21,962	1,053,298
American National Insurance Co.	1,390	144,560
AMERISAFE, Inc.	1,668	69,005
Amtrust Financial Services, Inc.	7,089	228,833
Aon PLC	5,421	436,174
Arch Capital Group Ltd.*	1,946	104,714
Argo Group International Holdings Ltd.	5,560	250,144
Arthur J Gallagher & Co.	1,668	77,112
Aspen Insurance Holdings Ltd.	13,761	535,303
Assurant, Inc.	1,251	81,753
Assured Guaranty Ltd.	6,950	146,992
Axis Capital Holdings Ltd.	1,251	56,320
Berkshire Hathaway, Inc., Class B*	30,719	3,428,240
Brown & Brown, Inc.	1,112	35,017
The Chubb Corp.	3,753	317,279
Cincinnati Financial Corp.	1,946	94,284
CNA Financial Corp.	278	10,920
CNO Financial Group, Inc.	46,982	795,875
eHealth, Inc.*	1,668	89,121
Employers Holdings, Inc.	5,699	140,024
Endurance Specialty Holdings Ltd.	9,174	480,626
Enstar Group Ltd.*	1,529	189,535
Erie Indemnity Co., Class A	139	9,754
Everest Re Group Ltd.	695	100,608
FBL Financial Group, Inc., Class A	2,224	85,913
Fidelity National Financial, Inc., Class A	7,628	240,587

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
First American Financial Corp.	23,074	$598,078
Genworth Financial, Inc., Class A*	5,004	73,809
Greenlight Capital Re Ltd., Class A*	5,838	187,575
The Hanover Insurance Group, Inc.	8,201	455,402
Hartford Financial Services Group, Inc.	5,282	175,626
HCC Insurance Holdings, Inc.	1,251	53,680
HCI Group, Inc.	1,946	82,763
Health Insurance Innovations, Inc., Class A*	973	11,472
Hilltop Holdings, Inc.*	13,066	310,840
Horace Mann Educators Corp.	7,923	221,052
Infinity Property & Casualty Corp.	2,224	157,014
Kemper Corp.	10,842	398,444
Lincoln National Corp.	3,475	166,904
Loews Corp.	5,421	241,722
Maiden Holdings Ltd.	9,730	106,835
Markel Corp.*	278	149,881
Marsh & McLennan Cos., Inc.	9,452	432,051
MBIA, Inc.*	11,954	130,777
Meadowbrook Insurance Group, Inc.	6,394	38,748
Mercury General Corp.	3,753	172,000
MetLife, Inc.	15,012	736,339
Montpelier Re Holdings Ltd.	10,008	278,923
National Western Life Insurance Co., Class A	556	121,291
The Navigators Group, Inc.*	2,085	124,329
Old Republic International Corp.	16,263	254,028
OneBeacon Insurance Group Ltd., Class A	4,170	58,630
PartnerRe Ltd.	695	68,228
The Phoenix Cos, Inc.*	1,112	52,375
Platinum Underwriters Holdings Ltd.	5,421	308,130
Primerica, Inc.	10,147	427,493

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Principal Financial Group, Inc.	3,614	$157,462
ProAssurance Corp.	13,066	607,046
The Progressive Corp.	7,645	177,670
Protective Life Corp.	13,205	647,177
Prudential Financial, Inc.	7,089	598,241
Reinsurance Group of America, Inc.	834	62,275
RenaissanceRe Holdings Ltd.	556	50,435
RLI Corp.	2,502	104,233
Safety Insurance Group, Inc.	2,363	127,791
Selective Insurance Group, Inc.	10,008	235,388
StanCorp Financial Group, Inc.	8,757	562,637
Stewart Information Services Corp.	3,753	122,010
Symetra Financial Corp.	19,321	369,997
Torchmark Corp.	1,251	94,013
Tower Group International Ltd.	1	2
The Travelers Cos., Inc.	4,726	384,129
United Fire Group, Inc.	4,031	101,178
Universal Insurance Holdings, Inc.	5,699	63,544
Unum Group	3,475	111,895
Validus Holdings Ltd.	1,251	44,936
W.R. Berkley Corp.	1,251	48,489
White Mountains Insurance Group Ltd.	139	78,493
Willis Group Holdings PLC	2,502	107,736
XL Group PLC	2,780	79,897

		22,304,123
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc., Class A*	139	700
Amazon.com, Inc.*	6,533	2,343,322
Blue Nile, Inc.*	1,251	53,868
Expedia, Inc.	1,807	117,419
Groupon, Inc.*	4,170	43,618
HomeAway, Inc.*	5,143	210,143
HSN, Inc.	3,336	182,713

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Liberty Interactive Corp., Class A*	8,618	$230,187
Netflix, Inc.*	973	398,278
Nutrisystem, Inc.	3,614	51,391
Orbitz Worldwide, Inc.*	1,529	11,009
Overstock.com, Inc.*	973	20,491
PetMed Express, Inc.	1,807	23,907
priceline.com, Inc.*	834	954,838
RetailMeNot, Inc.*	973	34,454
Shutterfly, Inc.*	2,641	125,078
TripAdvisor, Inc.*	1,946	150,212
ValueVision Media, Inc., Class A*	6,255	38,593

		4,990,221
Internet Software & Services - 2.9%
Akamai Technologies, Inc.*	2,919	139,178
Angie’s List, Inc.*	3,197	57,354
AOL, Inc.*	7,506	345,876
Bankrate, Inc.*	2,919	48,426
Bazaarvoice, Inc.*	6,255	45,349
Benefitfocus, Inc.*	417	27,168
Blucora, Inc.*	8,618	220,707
Brightcove, Inc.*	2,363	25,379
Carbonite, Inc.*	1,112	11,242
ChannelAdvisor Corp.*	834	36,171
comScore, Inc.*	1,946	53,340
Constant Contact, Inc.*	2,363	63,825
Cornerstone OnDemand, Inc.*	3,475	198,249
CoStar Group, Inc.*	1,668	286,963
Dealertrack Technologies, Inc.*	4,031	188,046
Demand Media, Inc.*	12,649	72,985
Demandware, Inc.*	2,363	150,476
Dice Holdings, Inc.*	6,672	46,704
Digital River, Inc.*	2,085	36,654
EarthLink Holdings Corp.	25,993	112,810
eBay, Inc.*	20,989	1,116,615
eGain Corp.*	417	3,995
Envestnet, Inc.*	1,807	77,249
Equinix, Inc.*	1,112	205,942
Facebook, Inc., Class A*	28,495	1,782,932

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Global Eagle Entertainment, Inc.*	4,309	$68,987
Gogo, Inc.*	973	19,839
Google, Inc., Class A*	4,865	5,745,419
IAC/InterActiveCorp	1,112	77,884
Internap Network Services Corp.*	5,977	48,713
IntraLinks Holdings, Inc.*	6,116	64,707
j2 Global, Inc.	5,282	239,539
Limelight Networks, Inc.*	23,213	44,337
LinkedIn Corp., Class A*	1,668	358,970
Liquidity Services, Inc.*	1,807	42,952
LivePerson, Inc.*	2,224	30,758
LogMeIn, Inc.*	1,529	51,925
Marchex, Inc., Class B*	1,251	11,709
Marin Software, Inc.*	1,529	15,091
Marketo, Inc.*	1,529	62,597
MeetMe, Inc.*	9,591	22,347
MercadoLibre, Inc.	695	67,061
Millennial Media, Inc.*	556	4,415
Monster Worldwide, Inc.*	23,352	142,914
Move, Inc.*	2,919	41,275
NIC, Inc.	5,421	117,852
OpenTable, Inc.*	1,946	146,495
Pandora Media, Inc.*	6,533	235,645
Perficient, Inc.*	7,089	145,537
QuinStreet, Inc.*	2,363	19,542
Rackspace Hosting, Inc.*	2,641	96,159
RealNetworks, Inc.*	5,421	39,465
Responsys, Inc.*	2,919	78,842
SciQuest, Inc.*	1,807	47,777
Shutterstock, Inc.*	973	78,433
Spark Networks, Inc.*	4,309	24,691
SPS Commerce, Inc.*	1,529	98,804
Stamps.com, Inc.*	1,112	43,879
support.com, Inc.*	8,340	22,518
Synacor, Inc.*	7,228	17,058
Textura Corp.*	1,390	43,702
Travelzoo, Inc.*	278	6,194
Tremor Video, Inc.*	1,390	6,172
Trulia, Inc.*	2,224	76,795
ValueClick, Inc.*	13,900	298,850
VeriSign, Inc.*	2,641	155,159

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Vistaprint N.V.*	2,502	$122,298
Vocus, Inc.*	2,502	30,574
Web.com Group, Inc.*	7,089	239,608
WebMD Health Corp.*	3,892	186,427
XO Group, Inc.*	2,363	28,663
Xoom Corp.*	695	19,036
Yahoo!, Inc.*	16,541	595,807
Yelp, Inc.*	1,251	95,013
YuMe, Inc.*	2,085	16,284
Zillow, Inc., Class A*	1,529	125,531
Zix Corp.*	5,004	22,468

		15,796,352
IT Services - 2.9%
Accenture PLC, Class A	11,398	910,472
Acxiom Corp.*	7,089	254,920
Alliance Data Systems Corp.*	695	166,564
Amdocs Ltd.	2,502	108,237
Automatic Data Processing, Inc.	8,062	617,549
Blackhawk Network Holdings, Inc.*	556	14,628
Booz Allen Hamilton Holding Corp.	10,008	182,946
Broadridge Financial Solutions, Inc.	1,946	70,620
CACI International, Inc., Class A*	4,726	349,819
Cass Information Systems, Inc.	695	37,613
CIBER, Inc.*	13,761	53,393
Cognizant Technology Solutions Corp., Class A*	5,282	511,931
Computer Sciences Corp.	1,807	109,161
Computer Task Group, Inc.	3,058	49,417
Convergys Corp.	11,259	229,346
CoreLogic, Inc.*	8,896	283,338
CSG Systems International, Inc.	6,950	208,222
DST Systems, Inc.	3,475	316,225
EPAM Systems, Inc.*	1,529	62,536
Euronet Worldwide, Inc.*	4,448	190,641
EVERTEC, Inc.	4,448	107,330
ExlService Holdings, Inc.*	3,058	76,909

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Fidelity National Information Services, Inc.	4,031	$204,372
Fiserv, Inc.*	4,726	264,892
FleetCor Technologies, Inc.*	1,390	147,785
Forrester Research, Inc.	834	31,308
Gartner, Inc.*	1,390	97,759
Genpact Ltd.*	834	14,153
Global Cash Access Holdings, Inc.*	16,124	136,732
Global Payments, Inc.	973	64,306
The Hackett Group, Inc.	5,004	29,524
Heartland Payment Systems, Inc.	3,197	137,823
Higher One Holdings, Inc.*	3,892	30,202
iGATE Corp.*	6,672	225,180
International Business Machines Corp.	13,622	2,406,735
Jack Henry & Associates, Inc.	1,390	77,534
Leidos Holdings, Inc.	834	37,814
Lionbridge Technologies, Inc.*	10,981	60,396
ManTech International Corp., Class A	5,282	153,706
MasterCard, Inc., Class A	18,070	1,367,538
MAXIMUS, Inc.	5,560	235,577
MoneyGram International, Inc.*	1,946	36,001
NeuStar, Inc., Class A*	13,761	466,360
Paychex, Inc.	5,143	215,080
Sapient Corp.*	9,869	158,200
Science Applications International Corp.	4,031	149,187
ServiceSource International, Inc.*	1,946	15,529
Sykes Enterprises, Inc.*	8,479	177,720
Syntel, Inc.*	1,112	93,686
TeleTech Holdings, Inc.*	3,892	84,923
Teradata Corp.*	3,614	148,608
Total System Services, Inc.	2,919	87,220
Unisys Corp.*	9,869	338,211
Vantiv, Inc., Class A*	1,807	54,824
VeriFone Systems, Inc.*	22,101	641,150
Virtusa Corp.*	1,529	52,414

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Visa, Inc., Class A	8,896	$1,916,465
The Western Union Co.	5,560	85,624
WEX, Inc.*	1,668	137,376

		15,493,731
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	834	35,311
Black Diamond, Inc.*	1,807	19,244
Brunswick Corp.	7,228	299,673
Callaway Golf Co.	6,950	56,781
Hasbro, Inc.	1,668	81,932
JAKKS Pacific, Inc.	5,143	29,624
LeapFrog Enterprises, Inc.*	13,900	98,968
Mattel, Inc.	4,865	184,092
Nautilus, Inc.*	278	2,369
Polaris Industries, Inc.	1,112	139,222
Smith & Wesson Holding Corp.*	12,510	163,756
Sturm Ruger & Co., Inc.	1,668	127,052

		1,238,024
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*	1,251	17,251
Affymetrix, Inc.*	6,811	63,955
Agilent Technologies, Inc.	5,838	339,480
Apricus Biosciences, Inc.*	5,838	13,603
Bio-Rad Laboratories, Inc., Class A*	278	35,339
Bruker Corp.*	10,564	214,977
Cambrex Corp.*	4,031	75,662
Charles River Laboratories International, Inc.*	4,448	251,445
CombiMatrix Corp.*	6,533	18,554
Covance, Inc.*	834	78,863
Fluidigm Corp.*	2,085	94,075
Furiex Pharmaceuticals, Inc.*	278	12,888
Illumina, Inc.*	2,085	316,920
Life Technologies Corp.*	2,329	177,167
Luminex Corp.*	4,031	73,646
Mettler-Toledo International, Inc.*	556	136,943
NeoGenomics, Inc.*	4,309	17,236

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Life Sciences Tools & Services - (continued)
Pacific Biosciences of California, Inc.*	4,031	$28,943
PAREXEL International Corp.*	3,753	183,184
PerkinElmer, Inc.	1,946	84,846
Sequenom, Inc.*	15,985	36,286
Techne Corp.	3,058	277,881
Thermo Fisher Scientific, Inc.	5,838	672,187
Waters Corp.*	1,251	135,446

		3,356,777
Machinery - 2.7%
Accuride Corp.*	5,560	21,184
Actuant Corp., Class A	6,255	214,046
AGCO Corp.	1,112	59,303
Alamo Group, Inc.	1,529	76,786
Albany International Corp., Class A	3,336	115,326
Altra Industrial Motion Corp.	1,807	56,668
American Railcar Industries, Inc.	1,946	95,198
Astec Industries, Inc.	1,390	51,708
Barnes Group, Inc.	9,452	353,883
Blount International, Inc.*	4,170	53,459
Briggs & Stratton Corp.	9,591	202,082
Caterpillar, Inc.	7,784	730,995
Chart Industries, Inc.*	2,363	201,895
CIRCOR International, Inc.	2,224	160,172
CLARCOR, Inc.	4,170	231,101
Cleantech Solutions International, Inc.*	1,807	9,288
Colfax Corp.*	3,058	184,244
Columbus McKinnon Corp.*	3,892	96,210
Commercial Vehicle Group, Inc.*	1,251	10,008
Crane Co.	7,506	474,079
Cummins, Inc.	2,641	335,354
Deere & Co.	5,143	442,092
Donaldson Co., Inc.	1,807	74,557
Douglas Dynamics, Inc.	1,668	24,219
Dover Corp.	2,224	192,509
Dynamic Materials Corp.	834	18,206
Energy Recovery, Inc.*	3,475	14,873

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
EnPro Industries, Inc.*	1,390	$100,831
ESCO Technologies, Inc.	973	33,958
The ExOne Co.*	695	32,707
Federal Signal Corp.*	5,004	61,649
Flow International Corp.*	2,603	10,516
Flowserve Corp.	5,977	432,316
FreightCar America, Inc.	2,224	51,108
Global Brass & Copper Holdings, Inc.	1,807	31,243
The Gorman-Rupp Co.	1,668	53,092
Graco, Inc.	834	57,955
Graham Corp.	695	24,818
The Greenbrier Cos., Inc.*	4,726	173,397
Hardinge, Inc.	1,390	19,140
Harsco Corp.	12,232	310,570
Hyster-Yale Materials Handling, Inc.	2,085	178,810
IDEX Corp.	1,251	90,085
Illinois Tool Works, Inc.	6,672	526,221
Ingersoll-Rand PLC	5,421	318,701
ITT Corp.	8,062	330,139
John Bean Technologies Corp.	4,865	150,183
Joy Global, Inc.	973	51,365
Kadant, Inc.	2,641	94,838
Kennametal, Inc.	1,390	60,243
L.B. Foster Co., Class A	1,112	47,883
Lincoln Electric Holdings, Inc.	2,085	144,282
Lindsay Corp.	1,112	94,520
Lydall, Inc.*	3,753	66,316
Manitex International, Inc.*	1,112	15,590
The Manitowoc Co., Inc.	27,939	794,865
Meritor, Inc.*	17,792	195,356
The Middleby Corp.*	1,251	308,472
Mueller Industries, Inc.	2,641	164,376
Mueller Water Products, Inc., Class A	13,483	117,032
Navistar International Corp.*	14,317	441,250
NN, Inc.	3,197	56,555
Nordson Corp.	834	57,813
Oshkosh Corp.	4,309	233,289

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
PACCAR, Inc.	5,977	$334,712
Pall Corp.	1,946	155,875
Parker Hannifin Corp.	2,363	267,893
Pentair Ltd.	3,058	227,301
Proto Labs, Inc.*	695	55,155
RBC Bearings, Inc.*	1,807	117,166
Rexnord Corp.*	7,923	205,840
Snap-on, Inc.	973	97,446
SPX Corp.	695	69,201
Standex International Corp.	1,390	79,063
Stanley Black & Decker, Inc.	1,807	139,862
Sun Hydraulics Corp.	1,668	60,965
Tecumseh Products Co., Class A*	1,946	16,346
Tennant Co.	1,390	89,141
Terex Corp.	12,649	518,609
Timken Co.	556	31,319
Titan International, Inc.	6,672	111,823
The Toro Co.	5,282	334,668
Trimas Corp.*	3,614	125,767
Trinity Industries, Inc.	4,170	242,819
Twin Disc, Inc.	973	22,934
Valmont Industries, Inc.	417	61,040
Wabash National Corp.*	13,900	190,569
WABCO Holdings, Inc.*	1,112	95,877
Wabtec Corp.	1,668	123,115
Watts Water Technologies, Inc., Class A	2,641	147,949
Woodward, Inc.	5,004	214,421
Xylem, Inc.	2,780	92,741

		14,660,546
Marine - 0.1%
Baltic Trading Ltd.	3,058	17,706
Diana Containerships, Inc.	5,977	24,267
Diana Shipping, Inc.*	6,533	79,768
Eagle Bulk Shipping, Inc.*	2,363	9,074
FreeSeas, Inc.*	4,420	7,956
Genco Shipping & Trading Ltd.*	11,259	23,756
International Shipholding Corp.	417	11,171
Kirby Corp.*	973	97,096

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Matson, Inc.	3,614	$86,483
Navios Maritime Holdings, Inc.	4,170	39,532
NewLead Holdings Ltd.*	4,448	4,848
Safe Bulkers, Inc.	4,726	46,267

		447,924
Media - 2.8%
AMC Networks, Inc., Class A*	556	35,829
Cablevision Systems Corp., Class A	2,502	40,132
Carmike Cinemas, Inc.*	4,031	109,280
CBS Corp., Class B	9,591	563,183
Charter Communications, Inc., Class A*	973	133,301
Cinemark Holdings, Inc.	4,170	122,223
Clear Channel Outdoor Holdings, Inc., Class A	3,892	36,779
Comcast Corp., Class A	44,758	2,437,073
CTC Media, Inc.	2,780	31,859
Cumulus Media, Inc., Class A*	14,595	97,641
Digital Generation, Inc.*	4,726	63,801
DIRECTV*	7,228	501,840
Discovery Communications, Inc., Class A*	3,614	288,325
DISH Network Corp., Class A*	3,058	172,410
DreamWorks Animation SKG, Inc., Class A*	6,255	211,044
E.W. Scripps Co., Class A*	2,641	48,621
Entravision Communications Corp., Class A	278	1,676
FAB Universal Corp.*^	48	43
Gannett Co., Inc.	2,502	68,880
Graham Holdings Co., Class B	417	261,067
Gray Television, Inc.*	2,363	26,891
Harte-Hanks, Inc.	9,035	61,890
The Interpublic Group of Cos., Inc.	6,811	111,155
John Wiley & Sons, Inc., Class A	9,313	504,206
Journal Communications, Inc., Class A*	8,340	66,470

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Lamar Advertising Co., Class A*	1,390	$67,637
Lee Enterprises, Inc.*	6,811	27,789
Liberty Global PLC, Class A*	6,255	499,962
Liberty Media Corp., Class A*	1,390	182,910
Lions Gate Entertainment Corp.	4,309	139,310
Live Nation Entertainment, Inc.*	20,989	446,436
Loral Space & Communications, Inc.*	973	72,343
The Madison Square Garden Co., Class A*	2,085	120,993
The McClatchy Co., Class A*	4,587	20,917
Media General, Inc., Class A*	2,363	42,132
Meredith Corp.	5,977	273,627
Morningstar, Inc.	278	21,462
National CineMedia, Inc.	4,587	85,685
The New York Times Co., Class A	13,622	192,615
News Corp., Class A*	7,228	115,359
Nexstar Broadcasting Group, Inc., Class A	2,085	100,184
Omnicom Group, Inc.	3,753	272,393
ReachLocal, Inc.*	1,112	14,434
Regal Entertainment Group, Class A	9,591	187,024
Rentrak Corp.*	695	39,671
Scholastic Corp.	3,753	123,811
Scripps Networks Interactive, Inc., Class A	1,529	110,883
Sinclair Broadcast Group, Inc., Class A	6,533	205,267
Sirius XM Holdings, Inc.*	45,870	164,215
Speed Commerce, Inc.*	695	2,780
Starz, Class A*	8,340	233,353
Time Warner Cable, Inc.	4,865	648,359
Time Warner, Inc.	14,456	908,270
Twenty-First Century Fox, Inc.	31,970	1,017,285
Valassis Communications, Inc.	8,083	274,822
Viacom, Inc., Class B	7,089	582,007

	Shares	Value
Common Stocks - (continued)
Media - (continued)
The Walt Disney Co.	28,217	$2,048,836
World Wrestling Entertainment, Inc., Class A	3,614	87,423

		15,325,813
Metals & Mining - 1.1%
A.M. Castle & Co.*	4,587	62,934
AK Steel Holding Corp.*	30,719	217,183
Alcoa, Inc.	19,738	227,184
Allegheny Technologies, Inc.	1,251	39,331
Allied Nevada Gold Corp.*	25,854	126,943
AMCOL International Corp.	4,587	156,279
Carpenter Technology Corp.	8,896	516,947
Century Aluminum Co.*	5,143	60,019
Cliffs Natural Resources, Inc.	2,224	42,968
Coeur Mining, Inc.*	18,487	187,643
Commercial Metals Co.	23,908	455,687
Compass Minerals International, Inc.	2,641	207,635
Freeport-McMoRan Copper & Gold, Inc.	14,178	459,509
Globe Specialty Metals, Inc.	5,282	92,329
Gold Resource Corp.	278	1,282
Haynes International, Inc.	973	49,759
Hecla Mining Co.	20,572	62,333
Horsehead Holding Corp.*	10,425	159,711
Kaiser Aluminum Corp.	3,614	252,293
Materion Corp.	3,058	81,251
McEwen Mining, Inc.*	58,102	151,065
Molycorp, Inc.*	35,167	170,560
Newmont Mining Corp.	4,448	96,077
Noranda Aluminum Holding Corp.	21,545	70,237
Nucor Corp.	5,838	282,267
Olympic Steel, Inc.	2,085	57,734
Paramount Gold and Silver Corp.*	35,167	41,849
Reliance Steel & Aluminum Co.	973	68,061
Royal Gold, Inc.	1,807	101,084

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
RTI International Metals, Inc.*	2,502	$77,862
Schnitzer Steel Industries, Inc., Class A	3,336	88,137
Southern Copper Corp.	5,004	140,012
Steel Dynamics, Inc.	2,502	41,283
Stillwater Mining Co.*	9,591	120,271
SunCoke Energy, Inc.*	6,811	151,068
United States Steel Corp.	13,483	352,041
Universal Stainless & Alloy Products, Inc.*	1,529	48,531
US Silica Holdings, Inc.	4,587	135,867
Walter Energy, Inc.	14,595	165,799
Worthington Industries, Inc.	9,730	394,454

		6,213,479
Multiline Retail - 0.5%
Big Lots, Inc.*	11,537	309,076
The Bon-Ton Stores, Inc.	1,112	11,954
Burlington Stores, Inc.*	2,224	56,890
Dillard’s, Inc., Class A	417	36,404
Dollar General Corp.*	5,560	313,139
Dollar Tree, Inc.*	3,614	182,579
Family Dollar Stores, Inc.	2,502	154,674
Fred’s, Inc., Class A	7,089	123,916
Gordmans Stores, Inc.	5,560	40,143
J.C. Penney Co., Inc.*	68,110	403,211
Kohl’s Corp.	2,780	140,752
Macy’s, Inc.	5,421	288,397
Nordstrom, Inc.	2,085	119,783
Sears Holdings Corp.*	278	10,111
Target Corp.	9,313	527,489
Tuesday Morning Corp.*	6,394	84,017

		2,802,535
Multi-Utilities - 0.8%
Alliant Energy Corp.	1,112	57,779
Ameren Corp.	2,641	99,935
Avista Corp.	11,954	344,634
Black Hills Corp.	6,116	335,340
CenterPoint Energy, Inc.	4,587	107,336
CMS Energy Corp.	2,363	65,668
Consolidated Edison, Inc.	4,031	219,327
Dominion Resources, Inc.	10,008	679,643

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
DTE Energy Co.	3,475	$237,064
Integrys Energy Group, Inc.	1,946	105,746
MDU Resources Group, Inc.	2,780	89,071
NiSource, Inc.	4,448	152,878
NorthWestern Corp.	6,394	289,073
PG&E Corp.	6,533	275,366
Public Service Enterprise Group, Inc.	5,143	171,468
SCANA Corp.	1,668	78,846
Sempra Energy	3,475	322,167
TECO Energy, Inc.	973	15,938
Vectren Corp.	17,375	634,535
Wisconsin Energy Corp.	3,197	136,416

		4,418,230
Office Electronics - 0.1%
Xerox Corp.	16,680	180,978
Zebra Technologies Corp., Class A*	4,448	244,462

		425,440
Oil, Gas & Consumable Fuels - 5.6%
Abraxas Petroleum Corp.*	18,487	58,604
Adams Resources & Energy, Inc.	278	18,492
Alon USA Energy, Inc.	5,560	87,348
Alpha Natural Resources, Inc.*	51,152	290,543
Anadarko Petroleum Corp.	9,591	773,898
Antero Resources Corp.*	278	16,330
Apache Corp.	5,004	401,621
Approach Resources, Inc.*	4,726	94,945
Arch Coal, Inc.	51,986	220,421
Athlon Energy, Inc.*	1,529	46,634
Bill Barrett Corp.*	3,614	101,228
Bonanza Creek Energy, Inc.*	2,780	113,174
BPZ Resources, Inc.*	21,684	43,368
Cabot Oil & Gas Corp.	6,672	266,747
Callon Petroleum Co.*	4,865	32,839
Carrizo Oil & Gas, Inc.*	8,201	337,061
Ceres, Inc.*	6,672	9,274
Cheniere Energy, Inc.*	4,587	201,553
Chesapeake Energy Corp.	7,367	198,246

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp.	25,993	$2,901,599
Cimarex Energy Co.	1,112	108,954
Clayton Williams Energy, Inc.*	834	57,563
Clean Energy Fuels Corp.*	3,753	44,773
Cloud Peak Energy, Inc.*	14,734	275,968
Cobalt International Energy, Inc.*	6,950	113,771
Comstock Resources, Inc.	10,425	178,789
Concho Resources, Inc.*	1,529	149,521
ConocoPhillips Co.	15,290	993,085
CONSOL Energy, Inc.	3,753	140,174
Contango Oil & Gas Co.*	2,641	110,816
Continental Resources, Inc.*	834	91,907
Crosstex Energy, Inc.	4,587	172,012
CVR Energy, Inc.	973	36,089
Delek US Holdings, Inc.	6,950	210,585
Denbury Resources, Inc.*	2,641	42,441
Devon Energy Corp.	5,977	353,958
Diamondback Energy, Inc.*	3,058	158,955
Emerald Oil, Inc.*	3,892	29,852
Endeavour International Corp.*	4,448	29,312
Energen Corp.	1,112	78,641
Energy XXI Bermuda Ltd.	15,568	357,286
EOG Resources, Inc.	4,309	712,019
EPL Oil & Gas, Inc.*	6,394	171,807
EQT Corp.	2,502	232,211
Evolution Petroleum Corp.	1,529	20,122
EXCO Resources, Inc.	40,938	210,012
Exxon Mobil Corp.	60,882	5,610,885
Forest Oil Corp.*	31,692	96,661
FX Energy, Inc.*	9,730	34,833
GasLog Ltd.	1,251	26,221
Gastar Exploration, Inc.*	10,703	63,790
Gevo, Inc.*	13,622	18,866
Goodrich Petroleum Corp.*	2,224	38,297
Gran Tierra Energy, Inc.*	56,434	426,077
Green Plains Renewable Energy, Inc.	3,892	86,714
Gulfport Energy Corp.*	2,224	135,553

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Halcon Resources Corp.*	17,931	$60,427
Harvest Natural Resources, Inc.*	9,452	41,494
Hess Corp.	3,753	283,314
HollyFrontier Corp.	2,780	128,714
James River Coal Co.*	16,958	18,654
Jones Energy, Inc., Class A*	973	15,257
Kinder Morgan, Inc.	12,649	430,192
KiOR, Inc., Class A*	8,340	9,925
Knightsbridge Tankers Ltd.	1,807	17,022
Kodiak Oil & Gas Corp.*	36,835	390,819
Kosmos Energy Ltd.*	4,031	41,680
L&L Energy, Inc.*^	195	328
Laredo Petroleum, Inc.*	1,946	48,144
Magnum Hunter Resources Corp.*	29,329	244,897
Marathon Oil Corp.	8,479	278,026
Marathon Petroleum Corp.	4,309	375,098
Matador Resources Co.*	4,865	94,576
Midstates Petroleum Co., Inc.*	1,251	5,842
Miller Energy Resources, Inc.*	3,058	24,128
Murphy Oil Corp.	2,363	133,769
Navios Maritime Acq Corp.	2,363	10,137
Newfield Exploration Co.*	3,336	82,633
Noble Energy, Inc.	5,977	372,546
Nordic American Tankers Ltd.	8,618	94,281
Northern Oil and Gas, Inc.*	11,676	169,769
Oasis Petroleum, Inc.*	1,112	46,493
Occidental Petroleum Corp.	10,008	876,401
Pacific Ethanol, Inc.*	3,614	25,443
PBF Energy, Inc.	7,645	198,235
PDC Energy, Inc.*	2,502	124,750
Peabody Energy Corp.	4,865	82,948
Penn Virginia Corp.*	10,564	126,662
PetroQuest Energy, Inc.*	18,209	70,287
Phillips 66	8,479	619,730
Pioneer Natural Resources Co.	2,224	376,568

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
QEP Resources, Inc.	2,224	$68,699
Quicksilver Resources, Inc.*	23,908	74,354
Range Resources Corp.	2,780	239,608
Renewable Energy Group, Inc.*	1,390	13,914
Rentech, Inc.*	33,360	59,714
Resolute Energy Corp.*	4,726	37,761
REX American Resources Corp.*	973	39,854
Rex Energy Corp.*	4,170	78,563
Rosetta Resources, Inc.*	4,170	177,684
Royale Energy, Inc.*	8,340	21,601
Sanchez Energy Corp.*	2,363	64,959
SandRidge Energy, Inc.*	50,874	312,875
SemGroup Corp., Class A	3,336	206,031
Ship Finance International Ltd.	15,290	261,765
SM Energy Co.	695	57,518
Solazyme, Inc.*	4,726	61,296
Southwestern Energy Co.*	5,699	231,892
Spectra Energy Corp.	9,174	329,805
StealthGas, Inc.*	6,672	64,051
Stone Energy Corp.*	10,147	314,050
Swift Energy Co.*	11,259	139,386
Synergy Resources Corp.*	1,112	9,608
Targa Resources Corp.	2,363	213,355
Teekay Corp.	3,614	195,770
Teekay Tankers Ltd., Class A	4,865	16,541
Tesoro Corp.	1,807	93,097
Triangle Petroleum Corp.*	7,645	58,178
Tsakos Energy Navigation Ltd.	9,035	61,438
Ultra Petroleum Corp.*	33,916	812,288
Uranium Energy Corp.*	10,981	18,997
Uranium Resources, Inc.*	6,116	19,877
USEC, Inc.*	2,363	10,728
Vaalco Energy, Inc.*	12,371	74,473
Valero Energy Corp.	7,367	376,454
W&T Offshore, Inc.	4,865	69,667
Warren Resources, Inc.*	16,124	54,338
Western Refining, Inc.	11,815	462,085
Whiting Petroleum Corp.*	1,668	97,378

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
The Williams Cos., Inc.	12,232	$495,274
World Fuel Services Corp.	15,985	682,879
WPX Energy, Inc.*	2,363	45,015

		30,474,454
Paper & Forest Products - 0.5%
Boise Cascade Co.*	6,533	199,191
Clearwater Paper Corp.*	3,058	174,153
Deltic Timber Corp.	834	53,635
Domtar Corp.	7,228	776,359
International Paper Co.	5,699	272,070
KapStone Paper and Packaging Corp.*	8,062	225,494
Louisiana-Pacific Corp.*	12,371	216,864
Neenah Paper, Inc.	3,197	138,878
PH Glatfelter Co.	8,479	262,764
Resolute Forest Products, Inc.*	12,510	241,443
Schweitzer-Mauduit International, Inc.	4,448	205,186
Wausau Paper Corp.	4,448	60,760

		2,826,797
Personal Products - 0.2%
Avon Products, Inc.	7,923	117,973
Elizabeth Arden, Inc.*	6,116	165,866
The Estee Lauder Cos., Inc., Class A	4,309	296,201
The Female Health Co.	3,058	23,057
Herbalife Ltd.	1,251	80,527
Inter Parfums, Inc.	2,224	72,369
Lifevantage Corp.*	278	342
Medifast, Inc.*	3,197	84,816
Nu Skin Enterprises, Inc., Class A	973	82,851
Prestige Brands Holdings, Inc.*	4,448	134,596
Revlon, Inc., Class A*	1,529	35,901
Star Scientific, Inc.*	24,464	16,768
USANA Health Sciences, Inc.*	973	58,254

		1,169,521
Pharmaceuticals - 3.6%
AbbVie, Inc.	26,966	1,327,536
AcelRx Pharmaceuticals, Inc.*	1,251	14,286

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Actavis PLC*	2,919	$551,633
Acura Pharmaceuticals, Inc.*	12,093	20,558
Akorn, Inc.*	6,255	141,988
Alexza Pharmaceuticals, Inc.*	3,614	18,468
Allergan, Inc.	5,282	605,317
Auxilium Pharmaceuticals, Inc.*	4,031	103,113
AVANIR Pharmaceuticals, Inc., Class A*	9,591	35,966
Biodel, Inc.*	3,336	9,057
BioDelivery Sciences International, Inc.*	6,255	49,102
Bristol-Myers Squibb Co.	27,800	1,389,166
Cadence Pharmaceuticals, Inc.*	5,143	56,470
Depomed, Inc.*	4,726	56,712
Durect Corp.*	8,618	18,012
Eli Lilly & Co.	18,070	975,961
Endo Health Solutions, Inc.*	1,390	91,573
Endocyte, Inc.*	1,529	18,149
Forest Laboratories, Inc.*	3,892	258,040
Hi-Tech Pharmacal Co., Inc.*	973	42,092
Horizon Pharma, Inc.*	8,757	86,344
Hospira, Inc.*	2,502	110,113
Impax Laboratories, Inc.*	6,116	141,524
Jazz Pharmaceuticals PLC*	1,251	189,727
Johnson & Johnson	49,206	4,353,255
Lannett Co., Inc.*	2,363	83,461
Mallinckrodt PLC*	5,004	289,381
The Medicines Co.*	5,699	198,097
Merck & Co., Inc.	51,152	2,709,521
Mylan, Inc.*	6,116	277,728
Nektar Therapeutics*	10,008	136,109
Omeros Corp.*	2,641	30,847
Pacira Pharmaceuticals, Inc.*	2,502	171,462
Pain Therapeutics, Inc.*	2,780	11,565
Perrigo Co. PLC	2,224	346,188
Pfizer, Inc.	110,644	3,363,578
Pozen, Inc.*	1,668	13,077

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Questcor Pharmaceuticals, Inc.	3,197	$214,231
Repros Therapeutics, Inc.*	2,085	39,094
Sagent Pharmaceuticals, Inc.*	1,946	36,838
Salix Pharmaceuticals Ltd.*	2,502	243,545
Sciclone Pharmaceuticals, Inc.*	10,425	48,997
Sucampo Pharmaceuticals, Inc., Class A*	278	2,296
Supernus Pharmaceuticals, Inc.*	278	2,716
TherapeuticsMD, Inc.*	7,089	46,646
Vivus, Inc.*	7,506	55,694
XenoPort, Inc.*	5,560	31,970
Zoetis, Inc.	8,201	248,982
Zogenix, Inc.*	9,730	43,104

		19,309,289
Professional Services - 0.6%
Acacia Research Corp.	1,946	26,894
The Advisory Board Co.*	3,197	202,402
Barrett Business Services, Inc.	417	32,697
CBIZ, Inc.*	8,757	75,310
CDI Corp.	2,919	49,973
The Corporate Executive Board Co.	2,919	213,379
The Dun & Bradstreet Corp.	695	76,450
Equifax, Inc.	1,946	136,337
Exponent, Inc.	1,112	80,309
Franklin Covey Co.*	278	5,313
FTI Consulting, Inc.*	8,201	304,011
GP Strategies Corp.*	1,668	46,287
Heidrick & Struggles International, Inc.	1,390	23,185
Huron Consulting Group, Inc.*	1,946	128,903
ICF International, Inc.*	4,031	135,683
IHS, Inc., Class A*	1,112	126,112
Insperity, Inc.	2,363	78,026
Kelly Services, Inc., Class A	6,394	153,328
Kforce, Inc.	3,336	60,482
Korn/Ferry International*	7,228	169,569

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Manpowergroup, Inc.	1,251	$97,453
Mistras Group, Inc.*	2,085	48,706
Navigant Consulting, Inc.*	9,869	173,398
Nielsen Holdings N.V.	3,614	152,836
Odyssey Marine Exploration, Inc.*	11,815	22,921
On Assignment, Inc.*	3,475	103,138
Pendrell Corp.*	1,112	1,624
Resources Connection, Inc.	3,475	46,843
Robert Half International, Inc.	2,502	104,534
RPX Corp.*	4,170	67,637
Towers Watson & Co., Class A	973	113,763
TrueBlue, Inc.*	3,197	78,422
Verisk Analytics, Inc., Class A*	2,502	159,778
VSE Corp.	695	30,656
WageWorks, Inc.*	2,641	164,244

		3,490,603
Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	5,143	130,889
AG Mortgage Investment Trust, Inc.	8,340	138,361
Agree Realty Corp.	1,390	39,740
Alexander’s, Inc.	278	94,473
Alexandria Real Estate Equities, Inc.	1,946	136,473
American Assets Trust, Inc.	2,085	69,785
American Campus Communities, Inc.	3,475	120,791
American Capital Agency Corp.	7,506	157,251
American Capital Mortgage Investment Corp.	10,703	209,244
American Homes 4 Rent, Class A	9,452	157,659
American Tower Corp.	7,228	584,601
AmREIT, Inc.	1,390	22,629
Annaly Capital Management, Inc.	18,348	197,608
Anworth Mortgage Asset Corp.	37,669	176,668
Apartment Investment & Management Co., Class A	3,475	97,196

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Apollo Commercial Real Estate Finance, Inc.	6,533	$109,885
Apollo Residential Mortgage, Inc.	4,309	69,633
Arbor Realty Trust, Inc.	6,811	46,792
Ares Commercial Real Estate Corp.	6,533	87,085
Armada Hoffler Properties, Inc.	1,946	17,709
ARMOUR Residential REIT, Inc.	91,045	374,195
Ashford Hospitality Trust, Inc.	3,892	36,585
Associated Estates Realty Corp.	5,838	93,233
AvalonBay Communities, Inc.	2,641	326,163
Aviv REIT, Inc.	1,390	33,902
BioMed Realty Trust, Inc.	2,641	51,526
Blackstone Mortgage Trust, Inc., Class A	1,529	42,904
Boston Properties, Inc.	3,197	345,564
Brandywine Realty Trust	15,429	219,863
BRE Properties, Inc.	1,251	73,934
Camden Property Trust	2,224	137,488
Campus Crest Communities, Inc.	10,147	89,598
Capstead Mortgage Corp.	14,456	182,435
CBL & Associates Properties, Inc.	5,421	92,103
Cedar Realty Trust, Inc.	5,838	36,838
Chambers Street Properties	23,352	180,744
Chatham Lodging Trust	1,807	37,784
Chesapeake Lodging Trust	4,726	115,078
Chimera Investment Corp.	12,232	38,164
Colony Financial, Inc.	15,985	354,867
CommonWealth REIT	10,564	259,663
CoreSite Realty Corp.	1,807	55,439
Corporate Office Properties Trust	8,618	214,157
Corrections Corp. of America	2,363	79,326
Cousins Properties, Inc.	11,815	127,011
CubeSmart	8,062	132,862
CyrusOne, Inc.	2,085	45,057
CYS Investments, Inc.	32,387	256,505

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
DCT Industrial Trust, Inc.	22,518	$162,130
DDR Corp.	10,425	163,360
DiamondRock Hospitality Co.	17,514	202,812
Digital Realty Trust, Inc.	2,641	134,665
Douglas Emmett, Inc.	1,668	42,417
Duke Realty Corp.	8,062	126,654
DuPont Fabros Technology, Inc.	6,533	169,793
Dynex Capital, Inc.	12,649	101,951
EastGroup Properties, Inc.	1,807	107,227
Education Realty Trust, Inc.	13,205	119,241
Empire State Realty Trust, Inc., Class A	3,475	50,943
EPR Properties	4,448	227,204
Equity Lifestyle Properties, Inc.	1,251	49,177
Equity One, Inc.	6,533	148,038
Equity Residential	6,672	369,495
Essex Property Trust, Inc.	417	66,040
Excel Trust, Inc.	10,564	120,535
Extra Space Storage, Inc.	2,780	126,935
Federal Realty Investment Trust	1,529	166,661
FelCor Lodging Trust, Inc.	10,147	82,799
First Industrial Realty Trust, Inc.	7,923	135,959
First Potomac Realty Trust	6,394	83,506
Franklin Street Properties Corp.	9,313	111,663
General Growth Properties, Inc.	10,842	218,358
The Geo Group, Inc.	5,699	190,803
Getty Realty Corp.	2,919	55,461
Gladstone Commercial Corp.	556	10,369
Glimcher Realty Trust	18,348	157,059
Government Properties Income Trust	3,475	85,832
Hatteras Financial Corp.	23,213	416,441
HCP, Inc.	9,869	386,371
Health Care REIT, Inc.	6,811	394,493
Healthcare Realty Trust, Inc.	10,564	242,127

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Healthcare Trust of America, Inc., Class A	6,255	$67,116
Hersha Hospitality Trust	13,622	73,967
Highwoods Properties, Inc.	4,587	170,361
Home Properties, Inc.	1,529	85,242
Hospitality Properties Trust	1,390	35,723
Host Hotels & Resorts, Inc.	11,815	217,278
Hudson Pacific Properties, Inc.	3,892	84,573
Inland Real Estate Corp.	6,672	70,323
Invesco Mortgage Capital, Inc.	32,109	504,432
Investors Real Estate Trust	7,923	68,851
iStar Financial, Inc.*	7,506	115,743
JAVELIN Mortgage Investment Corp.	695	10,077
Kilroy Realty Corp.	1,112	58,714
Kimco Realty Corp.	4,170	87,195
Kite Realty Group Trust	9,591	61,862
LaSalle Hotel Properties	9,313	286,468
Lexington Realty Trust	9,730	105,181
Liberty Property Trust	3,336	121,430
LTC Properties, Inc.	3,475	131,876
The Macerich Co.	2,641	149,481
Mack-Cali Realty Corp.	5,282	106,855
Medical Properties Trust, Inc.	10,425	138,340
MFA Financial, Inc.	83,261	606,973
Mid-America Apartment Communities, Inc.	1,524	98,359
Monmouth Real Estate Investment Corp., Class A	5,143	47,521
National Health Investors, Inc.	3,058	192,562
National Retail Properties, Inc.	2,641	87,681
New York Mortgage Trust, Inc.	15,012	107,186
Newcastle Investment Corp.	73,948	402,277
NorthStar Realty Finance Corp.	57,685	841,624
Omega Healthcare Investors, Inc.	3,336	106,552
One Liberty Properties, Inc.	973	20,297

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Parkway Properties, Inc.	3,475	$61,646
Pebblebrook Hotel Trust	5,560	167,523
Pennsylvania Real Estate Investment Trust	6,950	129,617
PennyMac Mortgage Investment Trust	11,954	281,517
Piedmont Office Realty Trust, Inc., Class A	18,765	312,813
Plum Creek Timber Co., Inc.	2,919	125,721
Post Properties, Inc.	3,475	163,082
Potlatch Corp.	2,502	100,080
Prologis, Inc.	10,425	404,073
PS Business Parks, Inc.	1,807	141,976
Public Storage	2,919	460,005
QTS Realty Trust, Inc., Class A	278	6,308
RAIT Financial Trust	15,985	134,913
Ramco-Gershenson Properties Trust	3,058	48,836
Rayonier, Inc.	2,641	116,891
Realty Income Corp.	4,448	181,395
Redwood Trust, Inc.	16,402	306,717
Regency Centers Corp.	2,363	113,755
Resource Capital Corp.	20,433	120,350
Retail Opportunity Investments Corp.	5,282	76,378
Retail Properties of America, Inc., Class A	1,529	20,167
RLJ Lodging Trust	10,286	256,944
Rouse Properties, Inc.	2,363	41,211
Ryman Hospitality Properties, Inc.	4,726	195,467
Sabra Health Care REIT, Inc.	3,197	92,489
Saul Centers, Inc.	1,112	51,819
Select Income REIT	3,475	95,910
Senior Housing Properties Trust	5,282	118,951
Simon Property Group, Inc.	5,699	882,433
SL Green Realty Corp.	1,251	117,306
Sovran Self Storage, Inc.	3,058	207,669
Spirit Realty Capital, Inc.	26,410	279,946
STAG Industrial, Inc.	3,892	83,522

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Starwood Property Trust, Inc.	6,811	$205,692
Strategic Hotels & Resorts, Inc.*	16,124	150,114
Summit Hotel Properties, Inc.	9,452	84,217
Sun Communities, Inc.	2,919	136,463
Sunstone Hotel Investors, Inc.	16,402	210,438
Tanger Factory Outlet Centers	2,919	97,436
Taubman Centers, Inc.	834	54,227
Terreno Realty Corp.	139	2,401
Two Harbors Investment Corp.	2,919	28,694
UDR, Inc.	5,699	138,714
Universal Health Realty Income Trust	1,807	76,617
Urstadt Biddle Properties, Inc., Class A	695	13,038
Ventas, Inc.	6,255	390,249
Vornado Realty Trust	2,919	268,052
Washington Real Estate Investment Trust	8,062	187,845
Weingarten Realty Investors	1,112	32,237
Western Asset Mortgage Capital Corp.	1,365	20,400
Weyerhaeuser Co.	10,008	299,039
Winthrop Realty Trust	2,502	28,723

		25,508,125
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	3,614	141,344
Altisource Portfolio Solutions S.A.*	973	127,210
CBRE Group, Inc., Class A*	4,031	106,983
Forest City Enterprises, Inc., Class A*	5,838	106,193
Forestar Group, Inc.*	1,946	38,920
The Howard Hughes Corp.*	834	104,058
Jones Lang LaSalle, Inc.	695	79,411
Kennedy-Wilson Holdings, Inc.	4,587	110,180
RE/MAX Holdings, Inc., Class A*	834	24,319

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Realogy Holdings Corp.*	2,641	$120,350
The St. Joe Co.*	9,035	162,359
Tejon Ranch Co.*	1,112	37,941

		1,159,268
Road & Rail - 1.1%
AMERCO	1,112	247,676
Arkansas Best Corp.	3,058	104,859
Avis Budget Group, Inc.*	12,371	466,510
Celadon Group, Inc.	3,197	66,434
Con-way, Inc.	10,286	395,702
CSX Corp.	16,680	448,859
Genesee & Wyoming, Inc., Class A*	1,390	125,573
Heartland Express, Inc.	2,919	61,474
Hertz Global Holdings, Inc.*	4,309	112,120
J.B. Hunt Transport Services, Inc.	1,390	104,319
Kansas City Southern	1,529	161,447
Knight Transportation, Inc.	4,726	100,900
Landstar System, Inc.	3,475	199,604
Marten Transport Ltd.	4,726	90,125
Norfolk Southern Corp.	5,004	463,320
Old Dominion Freight Line, Inc.*	2,780	150,787
Quality Distribution, Inc.*	4,170	57,338
Roadrunner Transportation Systems, Inc.*	695	18,244
Ryder System, Inc.	10,703	761,947
Saia, Inc.*	1,946	65,502
Swift Transportation Co.*	15,985	348,473
Union Pacific Corp.	7,645	1,332,065
Werner Enterprises, Inc.	4,170	108,670
YRC Worldwide, Inc.*	2,085	45,828

		6,037,776
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	8,340	227,682
Advanced Micro Devices, Inc.*	59,631	204,534
Alpha & Omega Semiconductor Ltd.*	6,394	46,420
Altera Corp.	3,336	111,523

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Ambarella, Inc.*	278	$8,904
Amkor Technology, Inc.*	28,773	152,497
ANADIGICS, Inc.*	17,931	35,324
Analog Devices, Inc.	5,004	241,543
Applied Materials, Inc.	21,267	357,711
Applied Micro Circuits Corp.*	7,089	71,599
Atmel Corp.*	36,835	307,941
ATMI, Inc.*	2,502	69,255
Avago Technologies Ltd.	4,031	220,254
Axcelis Technologies, Inc.*	22,379	54,157
Broadcom Corp., Class A	4,448	132,373
Brooks Automation, Inc.	5,838	59,256
Cabot Microelectronics Corp.*	2,085	84,067
Cavium, Inc.*	4,309	160,166
Ceva, Inc.*	973	16,920
Cirrus Logic, Inc.*	12,649	221,484
Cohu, Inc.	3,336	34,561
Cree, Inc.*	1,529	92,382
Cypress Semiconductor Corp.*	13,900	139,556
Diodes, Inc.*	7,784	178,331
Entegris, Inc.*	13,761	144,766
Entropic Communications, Inc.*	25,298	105,493
Exar Corp.*	4,448	48,973
Fairchild Semiconductor International, Inc.*	13,622	173,817
First Solar, Inc.*	1,668	84,367
FormFactor, Inc.*	12,232	78,774
Freescale Semiconductor Ltd.*	3,058	55,442
GT Advanced Technologies, Inc.*	26,549	272,658
Hittite Microwave Corp.*	3,336	191,320
Inphi Corp.*	1,390	15,957
Integrated Device Technology, Inc.*	12,371	119,380
Integrated Silicon Solution, Inc.*	5,699	67,077
Intel Corp.	65,747	1,613,431
Intermolecular, Inc.*	8,479	34,170

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
International Rectifier Corp.*	6,116	$159,077
Intersil Corp., Class A	11,398	129,253
IXYS Corp.	5,282	67,029
KLA-Tencor Corp.	3,336	205,064
Kulicke & Soffa Industries, Inc.*	13,205	153,706
Lam Research Corp.*	2,780	140,696
Lattice Semiconductor Corp.*	11,954	69,094
Linear Technology Corp.	3,753	167,159
LSI Corp.	9,869	108,855
LTX-Credence Corp.*	5,143	43,973
M/A-COM Technology Solutions Holdings, Inc.*	1,946	33,082
Magnachip Semiconductor Corp.*	4,170	65,928
Marvell Technology Group Ltd.	5,282	78,860
Maxim Integrated Products, Inc.	7,784	235,544
MaxLinear, Inc., Class A*	1,529	15,688
Micrel, Inc.	4,170	41,617
Microchip Technology, Inc.	2,780	124,711
Micron Technology, Inc.*	13,205	304,243
Microsemi Corp.*	21,545	505,015
MKS Instruments, Inc.	5,560	167,523
Monolithic Power Systems, Inc.*	2,919	95,422
MoSys, Inc.*	2,224	11,164
Nanometrics, Inc.*	2,085	35,320
NeoPhotonics Corp.*	4,587	33,669
NVE Corp.*	973	56,006
NVIDIA Corp.	8,896	139,667
OmniVision Technologies, Inc.*	10,703	164,719
ON Semiconductor Corp.*	8,479	70,884
PDF Solutions, Inc.*	2,363	56,003
Peregrine Semiconductor Corp.*	4,865	31,963
Photronics, Inc.*	9,313	77,298
Pixelworks, Inc.*	2,919	15,879
PLX Technology, Inc.*	2,780	16,819
PMC - Sierra, Inc.*	16,958	111,075

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Power Integrations, Inc.	2,363	$139,961
QuickLogic Corp.*	5,143	24,326
Rambus, Inc.*	9,591	85,456
RF Micro Devices, Inc.*	22,379	119,280
Rubicon Technology, Inc.*	1,668	18,298
Rudolph Technologies, Inc.*	9,452	103,877
Semtech Corp.*	7,645	174,382
Sigma Designs, Inc.*	8,201	38,463
Silicon Image, Inc.*	5,560	31,080
Silicon Laboratories, Inc.*	3,197	151,026
Skyworks Solutions, Inc.*	2,780	84,095
Spansion, Inc., Class A*	10,981	164,715
STR Holdings, Inc.*	17,375	26,063
SunEdison, Inc.*	21,684	301,624
SunPower Corp.*	3,614	116,949
Supertex, Inc.*	834	22,268
Teradyne, Inc.*	6,116	115,042
Tessera Technologies, Inc.	11,398	226,250
Texas Instruments, Inc.	19,182	813,317
TriQuint Semiconductor, Inc.*	15,846	131,522
Ultra Clean Holdings, Inc.*	5,699	65,140
Ultratech, Inc.*	2,363	59,784
Veeco Instruments, Inc.*	2,919	110,951
Xilinx, Inc.	4,170	193,571

		13,283,510
Software - 3.5%
Accelrys, Inc.*	6,394	80,436
ACI Worldwide, Inc.*	3,614	219,045
Activision Blizzard, Inc.	6,533	111,910
Actuate Corp.*	3,753	28,523
Adobe Systems, Inc.*	8,340	493,645
Advent Software, Inc.	3,058	100,486
ANSYS, Inc.*	1,390	109,157
Aspen Technology, Inc.*	7,506	342,048
Autodesk, Inc.*	3,892	199,465
Blackbaud, Inc.	3,336	114,959
Bottomline Technologies de, Inc.*	3,614	125,117
BroadSoft, Inc.*	695	21,274
CA, Inc.	4,587	147,151

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Cadence Design Systems, Inc.*	3,892	$54,955
Callidus Software, Inc.*	2,919	42,822
Citrix Systems, Inc.*	2,641	142,799
CommVault Systems, Inc.*	1,529	105,608
Compuware Corp.	22,101	224,104
Comverse, Inc.*	5,143	185,354
Concur Technologies, Inc.*	695	84,331
Covisint Corp.*	695	6,498
Cyan, Inc.*	3,614	13,697
Datawatch Corp.*	139	3,892
Document Security Systems, Inc.*	4,309	6,507
Ebix, Inc.	5,143	69,842
Electronic Arts, Inc.*	4,170	110,088
Ellie Mae, Inc.*	1,946	50,791
Epiq Systems, Inc.	6,116	87,826
ePlus, Inc.*	139	7,498
FactSet Research Systems, Inc.	556	58,808
Fair Isaac Corp.	3,336	181,345
FireEye, Inc.*	278	20,291
Fortinet, Inc.*	14,595	309,414
Gigamon, Inc.*	1,251	38,105
Glu Mobile, Inc.*	4,309	17,021
Guidance Software, Inc.*	3,058	32,996
Guidewire Software, Inc.*	4,865	229,677
Imperva, Inc.*	1,390	76,450
Infoblox, Inc.*	3,475	121,903
Informatica Corp.*	1,390	56,100
Interactive Intelligence Group, Inc.*	1,390	105,557
Intuit, Inc.	5,143	376,725
Jive Software, Inc.*	4,726	43,715
Manhattan Associates, Inc.*	6,672	224,980
Mentor Graphics Corp.	8,479	176,363
MICROS Systems, Inc.*	1,390	77,187
Microsoft Corp.	132,884	5,029,659
MicroStrategy, Inc., Class A*	834	104,834
Mitek Systems, Inc.*	2,641	15,820
Model N, Inc.*	1,112	11,009

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Monotype Imaging Holdings, Inc.	3,058	$89,202
Net 1 UEPS Technologies, Inc.*	7,784	62,272
Netscout Systems, Inc.*	3,614	127,646
NetSol Technologies, Inc.*	4,309	24,001
NetSuite, Inc.*	695	73,100
Nuance Communications, Inc.*	278	4,262
Oracle Corp.	64,218	2,369,644
Pegasystems, Inc.	1,529	69,478
Progress Software Corp.*	4,726	114,227
Proofpoint, Inc.*	834	33,760
PROS Holdings, Inc.*	2,085	79,251
PTC, Inc.*	10,703	381,883
Qlik Technologies, Inc.*	5,838	157,743
Qualys, Inc.*	973	28,198
RealPage, Inc.*	5,838	131,238
Red Hat, Inc.*	3,892	219,898
Rosetta Stone, Inc.*	4,865	53,904
Rovi Corp.*	21,267	451,073
Salesforce.com, Inc.*	9,174	555,302
Seachange International, Inc.*	2,224	26,599
ServiceNow, Inc.*	1,390	88,168
Silver Spring Networks, Inc.*	139	2,370
SolarWinds, Inc.*	6,533	260,601
Solera Holdings, Inc.	1,112	74,315
Splunk, Inc.*	1,251	96,364
SS&C Technologies Holdings, Inc.*	4,865	188,859
Symantec Corp.	12,510	267,839
Synchronoss Technologies, Inc.*	3,197	85,232
Synopsys, Inc.*	2,502	99,730
Tableau Software, Inc., Class A*	139	11,234
Take-Two Interactive Software, Inc.*	20,016	383,907
Tangoe, Inc.*	1,946	35,476
TeleCommunication Systems, Inc., Class A*	15,429	35,024
Telenav, Inc.*	9,869	64,148
TIBCO Software, Inc.*	1,668	35,512

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
TiVo, Inc.*	10,981	$136,055
Tyler Technologies, Inc.*	2,780	293,151
The Ultimate Software Group, Inc.*	2,224	363,023
VASCO Data Security International, Inc.*	3,475	25,958
Verint Systems, Inc.*	3,753	170,536
VirnetX Holding Corp.*	4,865	87,375
VMware, Inc., Class A*	1,668	150,353
Vringo, Inc.*	11,815	50,686
Workday, Inc., Class A*	556	49,784
Zynga, Inc., Class A*	59,492	261,765

		18,967,933
Specialty Retail - 3.2%
Aaron’s, Inc.	17,931	482,165
Abercrombie & Fitch Co., Class A	17,514	619,645
Advance Auto Parts, Inc.	1,251	143,627
Aeropostale, Inc.*	19,182	135,233
American Eagle Outfitters, Inc.	39,337	532,230
America’s Car-Mart, Inc.*	2,224	85,735
ANN, Inc.*	10,425	337,144
Asbury Automotive Group, Inc.*	6,394	300,646
Ascena Retail Group, Inc.*	29,329	550,212
AutoNation, Inc.*	695	34,326
AutoZone, Inc.*	556	275,253
Barnes & Noble, Inc.*	5,143	69,328
bebe stores, inc.	1,112	5,527
Bed Bath & Beyond, Inc.*	3,753	239,629
Best Buy Co., Inc.	3,614	85,074
Big 5 Sporting Goods Corp.	3,753	64,401
Body Central Corp.*	5,004	17,114
Brown Shoe Co., Inc.	8,479	200,783
The Buckle, Inc.	2,780	123,210
Cabela’s, Inc.*	1,390	92,935
CarMax, Inc.*	3,753	169,298
The Cato Corp., Class A	5,282	147,685
Chico’s FAS, Inc.	36,279	602,231
The Children’s Place Retail Stores, Inc.*	5,004	263,561

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Christopher & Banks Corp.*	2,919	$20,842
Citi Trends, Inc.*	2,641	42,256
Conn’s, Inc.*	2,363	143,458
Destination Maternity Corp.	2,363	63,399
Destination XL Group, Inc.*	7,784	41,878
Dick’s Sporting Goods, Inc.	1,946	102,165
DSW, Inc., Class A	4,031	151,767
Express, Inc.*	15,568	269,638
The Finish Line, Inc., Class A	10,842	278,097
Five Below, Inc.*	3,614	132,453
Foot Locker, Inc.	1,946	75,116
Francesca’s Holdings Corp.*	2,363	44,897
GameStop Corp., Class A	1,668	58,497
The Gap, Inc.	3,892	148,207
Genesco, Inc.*	5,143	361,141
GNC Holdings, Inc., Class A	1,529	78,147
Group 1 Automotive, Inc.	4,031	246,415
Guess?, Inc.	8,201	230,038
Haverty Furniture Cos, Inc.	1,668	46,404
hhgregg, Inc.*	2,641	21,815
Hibbett Sports, Inc.*	2,502	150,145
The Home Depot, Inc.	24,603	1,890,740
Jos A Bank Clothiers, Inc.*	2,502	140,662
Kirkland’s, Inc.*	2,641	49,730
L Brands, Inc.	3,753	196,507
Lithia Motors, Inc., Class A	4,587	258,202
Lowe’s Cos., Inc.	17,375	804,289
Lumber Liquidators Holdings, Inc.*	2,224	197,914
MarineMax, Inc.*	2,085	30,754
Mattress Firm Holding Corp.*	1,529	62,230
The Men’s Wearhouse, Inc.	9,869	474,107
Monro Muffler Brake, Inc.	2,502	138,886
Murphy USA, Inc.*	9,035	350,016
New York & Co., Inc.*	1,251	5,667
Office Depot, Inc.*	103,555	506,384
O’Reilly Automotive, Inc.*	1,946	254,887

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Pacific Sunwear of California, Inc.*	3,614	$10,408
Penske Automotive Group, Inc.	6,811	292,260
The Pep Boys-Manny Moe & Jack*	3,475	41,491
PetSmart, Inc.	1,668	105,084
Pier 1 Imports, Inc.	10,842	207,191
RadioShack Corp.*	10,008	24,019
Rent-A-Center, Inc.	8,340	208,000
Restoration Hardware Holdings, Inc.*	1,668	94,642
Ross Stores, Inc.	3,614	245,427
Sally Beauty Holdings, Inc.*	2,363	67,062
Sears Hometown and Outlet Stores, Inc.*	3,475	72,940
Select Comfort Corp.*	12,371	202,513
Shoe Carnival, Inc.	2,641	65,233
Signet Jewelers Ltd.	973	77,402
Sonic Automotive, Inc., Class A	7,228	162,124
Stage Stores, Inc.	4,031	79,008
Staples, Inc.	7,089	93,291
Stein Mart, Inc.	4,170	51,625
Tiffany & Co.	1,946	161,888
Tile Shop Holdings, Inc.*	1,529	21,605
TJX Cos., Inc.	11,815	677,708
Tractor Supply Co.	2,224	147,918
Ulta Salon Cosmetics & Fragrance, Inc.*	834	71,482
Urban Outfitters, Inc.*	2,780	99,580
Vitamin Shoppe, Inc.*	2,224	99,680
The Wet Seal, Inc., Class A*	24,881	59,466
Williams-Sonoma, Inc.	1,390	75,783
Winmark Corp.	139	11,210
Zale Corp.*	2,085	31,525
Zumiez, Inc.*	556	11,965

		17,214,272
Textiles, Apparel & Luxury Goods - 1.1%
American Apparel, Inc.*	19,738	19,466
Carter’s, Inc.	1,251	84,130
Coach, Inc.	3,753	179,731
Columbia Sportswear Co.	973	72,343

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Crocs, Inc.*	14,456	$221,900
Deckers Outdoor Corp.*	3,475	270,876
Fifth & Pacific Cos., Inc.*	10,703	307,176
Fossil Group, Inc.*	695	77,722
G-III Apparel Group Ltd.*	3,614	252,872
Hanesbrands, Inc.	1,251	88,996
Iconix Brand Group, Inc.*	8,479	315,419
Joe’s Jeans, Inc.*	6,255	7,131
The Jones Group, Inc.	13,622	200,925
Lululemon Athletica, Inc.*	2,363	107,965
Michael Kors Holdings Ltd.*	3,058	244,426
Movado Group, Inc.	1,390	52,473
NIKE, Inc., Class B	12,371	901,227
Oxford Industries, Inc.	1,112	83,923
Perry Ellis International, Inc.*	417	6,534
PVH Corp.	1,251	151,208
Quiksilver, Inc.*	27,522	194,030
Ralph Lauren Corp.	973	152,654
Skechers U.S.A., Inc., Class A*	4,726	136,534
Steven Madden Ltd.*	4,726	154,020
Tumi Holdings, Inc.*	4,726	94,662
Under Armour, Inc., Class A*	1,112	120,218
Unifi, Inc.*	695	16,117
Vera Bradley, Inc.*	1,807	43,404
VF Corp.	23,352	1,364,924
Wolverine World Wide, Inc.	8,618	240,442

		6,163,448
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	14,595	193,238
Banc of California, Inc.	1,946	24,714
Bank Mutual Corp.	2,641	18,064
Beneficial Mutual Bancorp, Inc.*	3,197	37,980
Berkshire Hills Bancorp, Inc.	4,726	115,598
BofI Holding, Inc.*	1,390	115,022
Brookline Bancorp, Inc.	9,035	80,412
Capitol Federal Financial, Inc.	11,815	141,426

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
Dime Community Bancshares, Inc.	5,977	$97,664
Doral Financial Corp.*	1,668	20,833
Essent Group Ltd.*	695	17,444
EverBank Financial Corp.	18,626	331,729
Federal Agricultural Mortgage Corp., Class C	1,946	59,625
First Defiance Financial Corp.	1,529	39,326
Five Oaks Investment Corp.	1,807	20,546
Flagstar Bancorp, Inc.*	4,309	89,929
HomeStreet, Inc.	3,475	62,342
Hudson City Bancorp, Inc.	5,421	49,006
Meta Financial Group, Inc.	139	5,623
MGIC Investment Corp.*	30,024	254,904
Nationstar Mortgage Holdings, Inc.*	556	15,557
New York Community Bancorp, Inc.	5,282	85,516
Northfield Bancorp, Inc.	3,336	41,466
Northwest Bancshares, Inc.	7,784	109,443
OceanFirst Financial Corp.	2,919	51,841
Ocwen Financial Corp.*	3,197	141,116
Oritani Financial Corp.	3,614	56,884
PennyMac Financial Services, Inc., Class A*	2,502	42,484
People’s United Financial, Inc.	5,004	71,107
Provident Financial Holdings, Inc.	2,224	33,471
Provident Financial Services, Inc.	10,703	185,376
Radian Group, Inc.	16,263	241,993
Rockville Financial, Inc.	1,946	25,843
Sterling Bancorp	10,981	138,361
Territorial Bancorp, Inc.	278	6,297
TFS Financial Corp.*	1,529	17,553
Tree.com, Inc.*	417	13,532
TrustCo Bank Corp. NY	18,070	117,997
United Financial Bancorp, Inc.	2,780	49,289
Walker & Dunlop, Inc.*	3,336	46,837
Washington Federal, Inc.	22,518	492,694
WSFS Financial Corp.	1,529	109,782

		3,869,864

	Shares	Value
Common Stocks - (continued)
Tobacco - 0.9%
Alliance One International, Inc.*	21,823	$56,085
Altria Group, Inc.	35,445	1,248,373
Lorillard, Inc.	5,699	280,505
Philip Morris International, Inc.	29,607	2,313,491
Reynolds American, Inc.	5,977	289,884
Universal Corp.	5,282	271,072
Vector Group Ltd.	8,479	151,435

		4,610,845
Trading Companies & Distributors - 0.7%
Aceto Corp.	5,004	106,685
Air Lease Corp.	6,394	201,283
Aircastle Ltd.	7,923	149,666
Applied Industrial Technologies, Inc.	3,058	154,551
Beacon Roofing Supply, Inc.*	3,614	136,573
CAI International, Inc.*	1,946	40,263
DXP Enterprises, Inc.*	834	80,097
Fastenal Co.	5,143	225,932
GATX Corp.	9,730	563,367
H&E Equipment Services, Inc.*	2,363	71,552
Houston Wire & Cable Co.	1,946	25,746
Kaman Corp.	6,394	247,832
MRC Global, Inc.*	21,962	613,179
MSC Industrial Direct Co., Inc., Class A	556	46,715
Rush Enterprises, Inc., Class A*	7,089	195,940
TAL International Group, Inc.	7,089	305,040
Textainer Group Holdings Ltd.	3,058	110,975
Titan Machinery, Inc.*	5,421	88,362
United Rentals, Inc.*	1,668	135,008
W.W. Grainger, Inc.	834	195,556
Watsco, Inc.	2,502	236,739
WESCO International, Inc.*	973	80,720

		4,011,781
Transportation Infrastructure - 0.0%†
Aegean Marine Petroleum Network, Inc.	5,977	54,391

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Wesco Aircraft Holdings, Inc.*	3,058	$68,346

		122,737
Water Utilities - 0.1%
American States Water Co.	3,197	90,795
American Water Works Co., Inc.	2,641	112,427
Aqua America, Inc.	3,614	86,555
California Water Service Group	4,309	100,357
Connecticut Water Service, Inc.	1,112	37,475
Middlesex Water Co.	1,946	38,725
SJW Corp.	1,112	31,814

		498,148
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*	3,475	21,024
Crown Castle International Corp.*	5,977	424,128
Leap Wireless International, Inc.*	11,259	197,595
NII Holdings, Inc.*	43,924	132,211
NTELOS Holdings Corp.	1,807	29,653
RingCentral, Inc., Class A*	139	2,537
SBA Communications Corp., Class A*	1,807	167,599
Shenandoah Telecommunications Co.	3,197	80,245
Sprint Corp.*	24,742	204,616
Telephone & Data Systems, Inc.	8,340	225,347
T-Mobile US, Inc.*	3,336	101,982
United States Cellular Corp.	139	6,156
USA Mobility, Inc.	2,363	33,696

		1,626,789

Total Common Stocks (Cost $448,994,011)		538,537,013

	No. of Warrants
Warrants - 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	—

	No. of Warrants	Value
Warrants (continued)
Tejon Ranch Co., expiring 08/31/16 at 40.00 USD*	142	$575

Total Warrants (Cost $—)		575

	Principal Amount
U.S. Government & Agency Security - 0.1%
U.S. Treasury Bill 0.00%, due 04/10/14(a) (b)	$440,000	439,986

Total U.S. Government & Agency Security (Cost $439,905)		439,986

Total Investment Securities (Cost $449,433,916) — 99.6%		538,977,574

Other assets less liabilities — 0.4%		1,991,332

Net Assets — 100.0%		$540,968,906

*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $371 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)	Security pledged as collateral to cover margin requirements for open futures contracts.
(b)	Zero coupon security. Rate disclosed is yield as of January 31, 2014.

Percentages shown are based on Net Assets.

Abbreviation:

USD — US Dollar

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,913,780
Aggregate gross unrealized depreciation	(5,253,570)

Net unrealized appreciation	$89,660,210

Federal income tax cost of investments	$449,317,364

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2014 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2014, was as follows:

Security	Value October 31, 2013	Purchases at Cost	Sales at Cost	Value January 31, 2014	Dividend Income	Realized Gain
Northern Trust Corp.	$198,034	$39,553	$15,447	$234,376	$1,135	$84

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 400® Futures Contracts	4	03/21/14	$524,120	$8,033
E-Mini S&P 500® Futures Contracts	15	03/21/14	1,332,450	5,952
Mini Russell 2000® Futures Contracts	9	03/21/14	1,015,470	23,840

				$37,825

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 1.0%
Airbus Group N.V.	12,126	$860,306
BAE Systems PLC	65,893	464,680
Bombardier, Inc., Class A	800	2,920
Bombardier, Inc., Class B	26,731	96,380
CAE, Inc.	1,384	17,515
Chemring Group PLC	29,657	117,585
Cobham PLC	29,308	141,464
Elbit Systems Ltd.	412	23,301
Finmeccanica SpA*	5,354	47,075
Kongsberg Gruppen AS	2,303	47,050
MacDonald Dettwiler & Associates Ltd.	250	17,741
Meggitt PLC	15,509	131,392
MTU Aero Engines AG	920	81,698
QinetiQ Group PLC	48,093	176,651
Rolls-Royce Holdings PLC*	37,605	733,589
Saab AB, Class B	11,192	290,648
Safran S.A.	5,032	358,024
Singapore Technologies Engineering Ltd.	36,000	106,744
Thales S.A.	2,553	166,376
Ultra Electronics Holdings PLC	4,083	131,386
Zodiac Aerospace	682	120,206

		4,132,731
Air Freight & Logistics - 0.4%
Bollore S.A.	66	35,602
CWT Ltd.	71,000	72,211
Deutsche Post AG (Registered)	18,054	624,980
Freightways Ltd.	5,961	22,417
Goodpack Ltd.	11,000	16,179
Kintetsu World Express, Inc.	800	32,201
Mainfreight Ltd.	8,979	95,129
Oesterreichische Post AG	116	5,349
Panalpina Welttransport Holding AG	826	136,808
PostNL N.V.*	74,037	415,645
Royal Mail PLC*	4,491	44,137

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
The Shibusawa Warehouse Co. Ltd.	2,000	$7,256
Singapore Post Ltd.	5,000	5,222
TNT Express N.V.	2,492	21,985
Toll Holdings Ltd.	4,946	24,123
Yamato Holdings Co. Ltd.	6,900	146,816
Yusen Logistics Co. Ltd.	2,100	25,348

		1,731,408
Airlines - 0.2%
Air France-KLM*	4,281	49,256
Air New Zealand Ltd.	2,717	3,757
ANA Holdings, Inc.	35,000	74,815
Cathay Pacific Airways Ltd.	13,000	26,955
Deutsche Lufthansa AG*	6,718	160,037
easyJet PLC	2,212	59,765
Finnair Oyj	10,395	38,971
International Consolidated Airlines Group S.A.*	15,021	102,868
Japan Airlines Co. Ltd.	1,100	55,655
Norwegian Air Shuttle AS*	532	17,246
Qantas Airways Ltd.*	22,594	21,685
SAS AB*	22,041	60,943
Singapore Airlines Ltd.	18,000	135,049
Tiger Airways Holdings Ltd.*	16,800	5,586
Virgin Australia Holdings Ltd.*	108,255	32,586

		845,174
Auto Components - 1.6%
Aisin Seiki Co. Ltd.	3,400	127,519
Akebono Brake Industry Co. Ltd.	14,500	68,814
Brembo SpA	2,942	76,254
Bridgestone Corp.	13,600	497,940
Calsonic Kansei Corp.	6,000	30,357
Cie Generale des Etablissements Michelin	3,750	396,069
Continental AG	2,043	440,125
Daido Metal Co. Ltd.	4,000	43,340
Denso Corp.	10,200	533,979

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Eagle Industry Co. Ltd.	1,000	$16,551
ElringKlinger AG	1,064	39,372
Exedy Corp.	2,000	63,735
F.C.C. Co. Ltd.	6,800	132,419
Faurecia*	8,576	338,455
Futaba Industrial Co. Ltd.	5,700	21,965
GKN PLC	33,799	219,022
G-Tekt Corp.	1,400	42,418
HI-LEX Corp.	4,800	115,029
Keihin Corp.	8,300	125,332
Kinugawa Rubber Industrial Co. Ltd.	9,000	43,859
Koito Manufacturing Co. Ltd.	1,000	20,611
KYB Co. Ltd.	8,000	40,084
Leoni AG	5,475	425,131
Linamar Corp.	2,047	78,542
Magna International, Inc.	4,253	360,854
Martinrea International, Inc.	13,886	115,950
Mitsuba Corp.	5,700	97,194
Musashi Seimitsu Industry Co. Ltd.	2,900	57,383
NGK Spark Plug Co. Ltd.	3,000	70,540
NHK Spring Co. Ltd.	2,100	21,889
Nifco, Inc.	200	5,283
Nippon Seiki Co. Ltd.	6,000	113,664
Nissan Shatai Co. Ltd.	1,000	12,767
Nissin Kogyo Co. Ltd.	2,200	45,560
NOK Corp.	800	13,139
Nokian Renkaat Oyj	2,850	120,297
Pirelli & C. SpA	5,839	94,175
Plastic Omnium S.A.	7,975	206,544
Press Kogyo Co. Ltd.	14,000	60,264
Riken Corp.	15,000	71,187
Sanden Corp.	18,000	86,660
Showa Corp.	7,300	98,278
Stanley Electric Co. Ltd.	1,600	36,711
Sumitomo Rubber Industries Ltd.	1,600	22,513
Tachi-S Co. Ltd.	3,900	53,843

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Tokai Rika Co. Ltd.	2,600	$48,668
Tokai Rubber Industries Ltd.	7,600	79,886
Topre Corp.	7,400	97,085
Toyo Tire & Rubber Co. Ltd.	8,000	45,889
Toyoda Gosei Co. Ltd.	200	4,281
Toyota Boshoku Corp.	4,200	48,637
Toyota Industries Corp.	3,400	158,190
TPR Co. Ltd.	3,700	63,562
TS Tech Co. Ltd.	300	11,252
Unipres Corp.	7,100	129,002
Valeo S.A.	1,395	155,935
Xinyi Glass Holdings Ltd.	10,000	8,139
The Yokohama Rubber Co. Ltd.	5,000	45,301
Yorozu Corp.	2,200	40,835

		6,638,279
Automobiles - 2.6%
Bayerische Motoren Werke AG	6,496	707,998
Bayerische Motoren Werke AG (Preference)	1,635	131,433
Daihatsu Motor Co. Ltd.	4,200	66,551
Daimler AG	19,364	1,622,421
FFP*	1,031	59,785
Fiat SpA*	17,104	170,570
Fuji Heavy Industries Ltd.	11,900	332,199
Honda Motor Co. Ltd.	34,000	1,297,858
Isuzu Motors Ltd.	24,000	145,669
Mazda Motor Corp.*	46,000	225,974
Mitsubishi Motors Corp.*	8,600	94,108
Nissan Motor Co. Ltd.	51,100	443,433
Peugeot S.A.*	13,237	203,409
Piaggio & C SpA	4,425	13,546
Porsche Automobil Holding SE (Preference)	3,162	309,617
Renault S.A.	3,743	326,884
Suzuki Motor Corp.	7,500	197,970
Toyota Motor Corp.	57,100	3,315,646
Volkswagen AG	579	140,819

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Volkswagen AG (Preference)	2,958	$750,134
Yamaha Motor Co. Ltd.	5,800	78,198

		10,634,222
Beverages - 1.6%
Anheuser-Busch InBev N.V.	16,069	1,539,643
Asahi Group Holdings Ltd.	7,600	209,627
Britvic PLC	16,491	187,818
C&C Group PLC	23,357	132,292
Carlsberg A/S, Class B	2,143	208,756
Coca-Cola Amatil Ltd.	11,968	122,068
Coca-Cola East Japan Co. Ltd.	2,606	64,316
Coca-Cola HBC AG*	3,526	93,470
Coca-Cola West Co. Ltd.	1,000	19,787
Corby Spirit and Wine Ltd.	638	11,565
Cott Corp.	17,158	134,808
Davide Campari-Milano SpA	2,464	19,671
Diageo PLC	52,066	1,540,649
Heineken Holding N.V.	2,040	117,662
Heineken N.V.	4,775	291,444
Ito En Ltd.	200	4,348
Kirin Holdings Co. Ltd.	17,000	234,368
Molson Coors Canada, Inc., Class B	620	32,675
Pernod-Ricard S.A.	4,422	474,916
Remy Cointreau S.A.	1,674	125,019
Royal UNIBREW A/S	424	53,564
SABMiller PLC	19,009	855,985
Sapporo Holdings Ltd.	2,000	7,668
Suntory Beverage & Food Ltd.	3,000	98,691
Takara Holdings, Inc.	3,000	24,680
Treasury Wine Estates Ltd.	10,860	34,490

		6,639,980
Biotechnology - 0.5%
3-D Matrix Ltd.*	600	30,004
Abcam PLC	7,151	61,112
Actelion Ltd. (Registered)*	2,657	249,960

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Active Biotech AB*	2,024	$10,667
Algeta ASA*	597	34,151
Basilea Pharmaceutica*	531	73,349
CK Life Sciences International Holdings, Inc.	48,000	4,698
CSL Ltd.	10,305	631,716
Genmab A/S*	2,149	85,290
Genus PLC	3,743	80,830
Grifols S.A.	3,063	158,801
Grifols S.A., Class B	3,550	140,748
Japan Tissue Engineering Co. Ltd.*	2	7,883
Mesoblast Ltd.*	9,717	49,851
NanoCarrier Co. Ltd.*	14	29,294
Novozymes A/S, Class B	5,204	224,595
OncoTherapy Science, Inc.*	7,700	16,988
ReproCELL, Inc.*	1,100	15,025
Sosei Group Corp.*	600	23,562
Swedish Orphan Biovitrum AB*	8,654	98,753
Takara Bio, Inc.	200	4,112
ThromboGenics N.V.*	2,158	54,478
Zeltia S.A.*	4,904	17,790

		2,103,657
Building Products - 0.7%
Aica Kogyo Co. Ltd.	1,500	27,886
Asahi Glass Co. Ltd.	21,000	120,459
Assa Abloy AB, Class B	6,631	331,236
Belimo Holding AG	21	58,479
Central Glass Co. Ltd.	34,000	108,016
Cie de St-Gobain	8,541	448,797
Daikin Industries Ltd.	4,300	251,123
Geberit AG*	784	227,846
GWA Group Ltd.	7,794	20,401
Hills Ltd.	34,043	51,979
James Halstead PLC	4,475	24,123
Kingspan Group PLC	8,962	171,194
Lindab International AB*	2,940	29,844
LIXIL Group Corp.	4,800	125,713

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Nibe Industrier AB, Class B	4,558	$100,056
Nichias Corp.	13,000	91,651
Nichiha Corp.	5,000	69,275
Nippon Sheet Glass Co. Ltd.*	51,000	67,510
Nitto Boseki Co. Ltd.	9,000	39,888
Noritz Corp.	3,200	67,367
Okabe Co. Ltd.	2,500	31,794
Rockwool International A/S, Class B	82	14,864
Sankyo Tateyama, Inc.	4,600	108,702
Sanwa Holdings Corp.	8,000	56,479
Sekisui Jushi Corp.	5,000	70,746
Takara Standard Co. Ltd.	10,000	72,069
Takasago Thermal Engineering Co. Ltd.	6,100	55,207
TOTO Ltd.	4,000	64,402
Uponor Oyi	4,471	71,629
Wienerberger AG	3,084	48,867

		3,027,602
Capital Markets - 2.4%
3i Group PLC	26,999	165,683
Aberdeen Asset Management PLC	17,327	111,284
ABG Sundal Collier Holding ASA	12,905	10,300
AGF Management Ltd., Class B	2,200	22,494
Alaris Royalty Corp.	880	19,329
Allied Properties HK Ltd.	266,000	51,386
ARA Asset Management Ltd.	15,200	20,216
Ashmore Group PLC	12,276	65,649
Avanza Bank Holding AB	807	29,587
Azimut Holding SpA	1,299	37,628
Banca Generali SpA	2,756	84,441
BinckBank N.V.	13,124	146,366
Boursorama*	2,694	31,462
Brederode S.A.	2,356	88,008
BT Investment Management Ltd.	6,705	35,803

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Canaccord Genuity Group, Inc.	15,403	$94,494
CI Financial Corp.	2,960	92,335
Close Brothers Group PLC	4,714	102,728
Credit Suisse Group AG*	32,069	970,232
Daiwa Securities Group, Inc.	34,000	323,381
Deutsche Bank AG	20,713	1,002,498
Dundee Corp., Class A*	2,100	34,543
EFG International AG*	1,165	17,044
F&C Asset Management PLC	82,051	167,615
GAM Holding AG*	8,437	142,068
Gimv N.V.	2,042	101,503
GMP Capital, Inc.	11,632	75,846
Hargreaves Lansdown PLC	7,621	186,118
Henderson Group PLC	12,382	44,768
ICAP PLC	18,370	116,685
Ichigo Group Holdings Co. Ltd.	9,700	29,104
Ichiyoshi Securities Co. Ltd.	5,000	78,100
IGM Financial, Inc.	2,482	120,210
Intermediate Capital Group PLC	15,451	105,025
Investec PLC	15,206	97,962
IOOF Holdings Ltd.	6,410	49,272
Jafco Co. Ltd.	300	16,473
Julius Baer Group Ltd.*	3,946	191,930
Jupiter Fund Management PLC	18,362	112,802
kabu.com Securities Co. Ltd.	2,000	11,257
Kyokuto Securities Co. Ltd.	2,700	51,519
Macquarie Group Ltd.	5,494	259,281
Magellan Financial Group Ltd.	4,385	43,156
Man Group PLC	82,798	111,173
Marusan Securities Co. Ltd.	3,200	29,306
Matsui Securities Co. Ltd.	1,300	15,092
Mediobanca SpA*	14,913	137,056

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
MLP AG	11,567	$88,710
Monex Group, Inc.	32,400	140,103
Nomura Holdings, Inc.	78,400	557,337
Okasan Securities Group, Inc.	4,000	37,966
Paris Orleans S.A.	4,561	110,252
Partners Group Holding AG	410	97,288
Perpetual Ltd.	2,618	107,449
Ratos AB, Class B	406	3,749
SBI Holdings, Inc.	3,600	50,549
Schroders PLC	2,423	86,866
Sparx Group Co. Ltd.	7,300	20,686
Sprott, Inc.	1,700	4,574
Sun Hung Kai & Co. Ltd.	214,000	124,021
SVG Capital PLC*	34,175	237,578
Tetragon Financial Group Ltd.	22,924	240,702
Tokai Tokyo Financial Holdings, Inc.	2,200	19,695
Tullett Prebon PLC	32,508	177,372
UBS AG*	75,560	1,500,938
UOB-Kay Hian Holdings Ltd.	35,000	44,633
Value Partners Group Ltd.	6,000	3,902
Verwaltungs- und Privat-Bank AG	536	55,515
Vontobel Holding AG	2,958	111,540
VZ Holding AG	178	29,305

		9,700,942
Chemicals - 3.6%
Achilles Corp.	25,000	35,544
ADEKA Corp.	4,200	46,948
Agrium, Inc.	3,434	299,095
Air Liquide S.A.	6,327	795,208
Air Water, Inc.	1,000	14,992
Akzo Nobel N.V.	4,828	347,742
Alent PLC	12,793	65,954
Arkema S.A.	1,292	137,888
Asahi Kasei Corp.	28,000	215,522
AZ Electronic Materials S.A.	22,316	145,197

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
BASF SE	19,013	$2,039,148
C Uyemura & Co. Ltd.	700	33,015
Canexus Corp.	7,780	40,123
Chemtrade Logistics Income Fund	4,698	86,970
Chr Hansen Holding A/S	3,096	119,573
Chugoku Marine Paints Ltd.	15,000	82,071
Clariant AG*	6,498	122,907
Croda International PLC	2,654	105,205
Daicel Corp.	6,000	48,772
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	67,804
Daiso Co. Ltd.	19,000	68,559
Denki Kagaku Kogyo KK	2,000	7,825
DIC Corp.	8,000	23,219
DuluxGroup Ltd.	24,379	113,798
Earth Chemical Co. Ltd.	400	13,512
Elementis PLC	29,717	124,977
EMS-Chemie Holding AG	53	18,244
Essentra PLC	10,613	144,681
Evonik Industries AG*	2,352	88,810
Frutarom Industries Ltd.	1,635	35,669
Fuchs Petrolub SE	27	2,094
Fuchs Petrolub SE (Preference)	1,195	107,811
Fujimi, Inc.	1,100	13,677
Fujimori Kogyo Co. Ltd.	1,300	30,797
Givaudan S.A.*	170	251,907
Hexpol AB	574	40,949
Hitachi Chemical Co. Ltd.	1,700	24,737
Incitec Pivot Ltd.	39,416	98,357
Ishihara Sangyo Kaisha Ltd.*	59,000	69,422
Israel Chemicals Ltd.	9,965	81,523
The Israel Corp. Ltd.*	37	18,656
Johnson Matthey PLC	4,013	213,090
JSP Corp.	2,500	37,260
JSR Corp.	2,800	50,764
K+S AG (Registered)	28,764	856,864

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Kaneka Corp.	1,000	$6,295
Kansai Paint Co. Ltd.	3,000	41,359
Kemira Oyj	222	3,096
Koninklijke DSM N.V.	3,345	221,621
Koninklijke Ten Cate N.V.	5,883	188,619
Kumiai Chemical Industry Co. Ltd.	5,000	29,220
Kuraray Co. Ltd.	7,000	79,757
Kureha Corp.	17,000	78,678
Lanxess AG	2,322	152,652
Lenzing AG	485	29,337
Linde AG	3,742	709,002
Lintec Corp.	1,800	33,323
Methanex Corp.	2,571	153,598
Mitsubishi Chemical Holdings Corp.	34,500	149,184
Mitsubishi Gas Chemical Co. Inc.	8,000	57,185
Mitsui Chemicals, Inc.	11,000	26,749
Nihon Nohyaku Co. Ltd.	3,000	42,565
Nihon Parkerizing Co. Ltd.	1,000	21,856
Nippon Kayaku Co. Ltd.	1,000	13,453
Nippon Paint Co. Ltd.	3,000	50,154
Nippon Shokubai Co. Ltd.	1,000	10,619
Nippon Soda Co. Ltd.	27,000	156,464
The Nippon Synthetic Chemical Industry Co. Ltd.	9,000	81,100
Nissan Chemical Industries Ltd.	3,800	55,257
Nitto Denko Corp.	3,400	153,423
NOF Corp.	12,000	85,071
Nufarm Ltd.	33,339	112,863
Nuplex Industries Ltd.	10,452	28,487
Okamoto Industries, Inc.	10,000	33,044
Orica Ltd.	8,228	168,705
Potash Corp. of Saskatchewan, Inc.	17,612	551,604
Sakai Chemical Industry Co. Ltd.	14,000	42,555
Sakata INX Corp.	1,900	17,307
Sanyo Chemical Industries Ltd.	15,000	105,898

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Sateri Holdings Ltd.	12,000	$2,241
Shin-Etsu Chemical Co. Ltd.	8,300	469,019
Shin-Etsu Polymer Co. Ltd.	3,800	14,271
Showa Denko KK	30,000	41,183
Sika AG	45	148,468
SK Kaken Co. Ltd.	1,000	63,735
Solvac S.A.	87	13,551
Solvay S.A.	1,021	142,781
Sumitomo Bakelite Co. Ltd.	43,000	162,749
Sumitomo Chemical Co. Ltd.	34,000	140,687
Symrise AG	1,974	89,937
Syngenta AG	1,938	687,122
T Hasegawa Co. Ltd.	1,600	22,450
Taiyo Holdings Co. Ltd.	200	6,589
Taiyo Nippon Sanso Corp.	1,000	7,040
Takasago International Corp.	16,000	88,954
Teijin Ltd.	11,000	25,131
Tenma Corp.	3,100	43,254
Tessenderlo Chemie N.V.	786	20,489
Tikkurila Oyj	2,026	50,818
Toagosei Co. Ltd.	38,000	158,729
Tokai Carbon Co. Ltd.	11,000	35,809
Tokuyama Corp.	16,000	65,421
Tokyo Ohka Kogyo Co. Ltd.	2,900	58,577
Toray Industries, Inc.	34,000	225,700
Tosoh Corp.	2,000	8,707
Toyo Ink SC Holdings Co. Ltd.	8,000	39,065
Toyobo Co. Ltd.	2,000	3,608
Ube Industries Ltd.	15,000	31,181
Umicore S.A.	2,900	124,090
Victrex PLC	5,374	157,384
Wacker Chemie AG	136	16,191
Yara International ASA	2,868	118,099
Yule Catto & Co. PLC	56,441	252,302

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Zeon Corp.	5,000	$49,321

		14,661,633
Commercial Banks - 11.6%
The 77 Bank Ltd.	1,000	4,638
The Aichi Bank Ltd.	1,200	57,126
The Akita Bank Ltd.	34,000	91,680
Aktia Bank Oyj	4,665	51,083
Alpha Bank AE*	69,491	62,787
The Aomori Bank Ltd.	15,000	39,712
Aozora Bank Ltd.	28,000	80,718
Australia & New Zealand Banking Group Ltd.	56,515	1,485,690
The Awa Bank Ltd.	6,000	29,357
Banca Carige SpA*	117,708	63,065
Banca Monte dei Paschi di Siena SpA*	82,417	18,772
Banca Piccolo Credito Valtellinese Scarl*	89,882	145,452
Banca Popolare dell’Emilia Romagna SC*	6,482	61,320
Banca Popolare di Milano Scarl*	161,988	98,149
Banca Popolare di Sondrio SCARL	27,712	154,716
Banco Bilbao Vizcaya Argentaria S.A.	119,248	1,424,793
Banco BPI S.A.*	47,016	95,739
Banco Comercial Portugues S.A., Class R*	203,535	45,563
Banco de Sabadell S.A.	83,415	246,689
Banco Espirito Santo S.A.*	34,748	52,951
Banco Popolare SC*	26,097	44,836
Banco Popular Espanol S.A.	33,605	231,394
Banco Santander S.A.^	5,238	45,278
Banco Santander S.A.	232,248	2,007,600
Bank Coop AG	1,264	60,712
Bank Hapoalim BM	11,895	62,002
Bank Leumi Le-Israel BM*	34,307	130,976
Bank of East Asia Ltd.	27,745	105,230
Bank of Greece	2,951	59,574
The Bank of Iwate Ltd.	3,500	157,008

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
The Bank of Kyoto Ltd.	5,000	$40,496
Bank of Montreal	13,538	826,401
The Bank of Nagoya Ltd.	2,000	6,628
Bank of Nova Scotia	24,755	1,356,590
The Bank of Okinawa Ltd.	400	14,806
Bank of Queensland Ltd.	1,340	13,328
The Bank of Saga Ltd.	13,000	28,298
Bank of the Ryukyus Ltd.	7,100	90,155
The Bank of Yokohama Ltd.	34,000	173,692
Bankia S.A.*	73,664	127,949
Bankinter S.A.	12,356	92,561
Banque Cantonale Vaudoise	82	44,638
Barclays PLC	316,344	1,416,715
Bendigo and Adelaide Bank Ltd.	10,406	105,319
Berner Kantonalbank AG	173	40,879
BNP Paribas S.A.	20,876	1,617,351
CaixaBank S.A.	34,866	213,934
Canadian Imperial Bank of Commerce	8,196	636,376
Canadian Western Bank	1,676	54,762
The Chiba Bank Ltd.	22,000	141,511
The Chiba Kogyo Bank Ltd.*	5,700	40,018
Chong Hing Bank Ltd.	4,000	15,789
The Chugoku Bank Ltd.	1,000	12,433
The Chukyo Bank Ltd.	18,000	31,063
Comdirect Bank AG	411	4,681
Commerzbank AG*	20,141	342,910
Commonwealth Bank of Australia	33,186	2,149,314
Credit Agricole S.A.*	20,265	272,928
Credito Emiliano SpA	4,982	40,815
Dah Sing Banking Group Ltd.	22,000	31,903
Dah Sing Financial Holdings Ltd.	30,000	144,112
The Daishi Bank Ltd.	8,000	29,024
Danske Bank A/S*	14,011	316,018
DBS Group Holdings Ltd.	35,000	450,986

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Deutsche Postbank AG	611	$30,899
DNB ASA	20,130	339,567
The Ehime Bank Ltd.	31,000	66,873
The Eighteenth Bank Ltd.	34,000	75,344
Erste Group Bank AG	4,627	168,504
Espirito Santo Financial Group S.A.*	25,851	174,133
FIBI Holdings Ltd.*	1,280	31,666
The Fukui Bank Ltd.	48,000	110,605
Fukuoka Financial Group, Inc.	10,000	42,261
The Governor & Co. of the Bank of Ireland*	445,604	177,271
The Gunma Bank Ltd.	2,000	10,766
The Hachijuni Bank Ltd.	10,000	56,087
Hang Seng Bank Ltd.	17,000	266,008
The Higashi-Nippon Bank Ltd.	29,000	74,786
The Higo Bank Ltd.	8,000	42,359
The Hiroshima Bank Ltd.	2,000	8,197
The Hokkoku Bank Ltd.	9,000	30,269
The Hokuetsu Bank Ltd.	30,000	59,421
Hokuhoku Financial Group, Inc.	32,000	61,499
HSBC Holdings PLC	383,100	3,947,628
The Hyakugo Bank Ltd.	38,000	155,376
The Hyakujushi Bank Ltd.	10,000	33,044
Intesa Sanpaolo SpA	238,161	644,332
Israel Discount Bank Ltd., Class A*	3,293	5,677
The Iyo Bank Ltd.	6,000	56,891
The Joyo Bank Ltd.	14,000	67,265
The Juroku Bank Ltd.	9,000	31,681
Jyske Bank A/S*	1,722	88,043
The Kagoshima Bank Ltd.	7,000	42,487
Kansai Urban Banking Corp.	18,000	22,062
KBC Groep N.V.	5,440	321,725
The Keiyo Bank Ltd.	5,000	21,964
Laurentian Bank of Canada	6,225	255,320
Liechtensteinische Landesbank AG	1,143	51,871

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Lloyds Banking Group PLC*	970,406	$1,328,480
Luzerner Kantonalbank AG	81	31,125
The Michinoku Bank Ltd.	8,000	15,846
The Mie Bank Ltd.	10,000	22,258
The Minato Bank Ltd.	29,000	49,194
Mitsubishi UFJ Financial Group, Inc.	263,500	1,609,653
The Miyazaki Bank Ltd.	20,000	55,891
Mizrahi Tefahot Bank Ltd.	4,192	51,191
Mizuho Financial Group, Inc.	487,700	1,047,275
The Musashino Bank Ltd.	5,300	172,795
The Nanto Bank Ltd.	35,000	123,891
National Australia Bank Ltd.	48,422	1,404,752
National Bank of Canada	3,403	254,672
National Bank of Greece S.A.*	5,827	25,853
Natixis	20,254	119,224
The Nishi-Nippon City Bank Ltd.	2,000	5,118
Nordea Bank AB	65,178	873,195
North Pacific Bank Ltd.	6,000	23,827
The Ogaki Kyoritsu Bank Ltd.	15,000	42,359
The Oita Bank Ltd.	40,000	162,769
Oversea-Chinese Banking Corp. Ltd.	47,000	341,965
Piraeus Bank S.A.*	13,243	30,896
Raiffeisen Bank International AG	308	11,838
Resona Holdings, Inc.	41,100	220,038
Ringkjoebing Landbobank A/S	244	50,889
Royal Bank of Canada	29,378	1,816,248
Royal Bank of Scotland Group PLC*	42,136	235,445
The San-In Godo Bank Ltd.	23,000	161,475
Senshu Ikeda Holdings, Inc.	42,900	193,078
Seven Bank Ltd.	6,400	24,725

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
The Shiga Bank Ltd.	1,000	$4,942
The Shikoku Bank Ltd.	8,000	17,728
The Shimizu Bank Ltd.	800	20,356
Shinsei Bank Ltd.	37,000	76,551
The Shizuoka Bank Ltd.	10,000	100,799
Skandinaviska Enskilda Banken AB, Class A	28,765	371,745
Societe Generale S.A.	14,467	820,959
Spar Nord Bank A/S*	13,839	124,055
SpareBank 1 SMN	24,616	229,928
St Galler Kantonalbank AG	81	31,393
Standard Chartered PLC	48,228	982,828
Sumitomo Mitsui Financial Group, Inc.	27,300	1,291,319
Sumitomo Mitsui Trust Holdings, Inc.	74,000	359,171
Suruga Bank Ltd.	5,000	85,699
Svenska Handelsbanken AB, Class A	10,031	477,477
Swedbank AB, Class A	20,251	529,925
Sydbank A/S*	10,065	255,938
The Tochigi Bank Ltd.	16,000	63,068
The Toho Bank Ltd.	36,000	110,840
The Tokyo Tomin Bank Ltd.	2,500	25,396
TOMONY Holdings, Inc.	31,700	126,508
The Toronto-Dominion Bank	19,026	1,643,647
The Towa Bank Ltd.	43,000	42,585
UniCredit SpA	87,314	657,030
Unione di Banche Italiane SCPA	18,496	135,065
United Overseas Bank Ltd.	28,000	438,116
Valiant Holding AG	2,402	233,927
Westpac Banking Corp.	63,951	1,722,461
Wing Hang Bank Ltd.	2,511	35,766
The Yachiyo Bank Ltd.	2,300	61,027
The Yamagata Bank Ltd.	30,000	118,253
Yamaguchi Financial Group, Inc.	1,000	9,227
The Yamanashi Chuo Bank Ltd.	36,000	154,611

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Zuger Kantonalbank AG	4	$20,454

		47,595,633
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	3,400	69,077
Aggreko PLC	5,678	144,265
Babcock International Group PLC	6,701	153,077
Berendsen PLC	13,232	201,152
Bilfinger SE	955	110,125
Black Diamond Group Ltd.	1,100	29,578
Brambles Ltd.	28,077	220,720
Cabcharge Australia Ltd.	18,982	63,432
Caverion Corp.*	16,576	161,393
Dai Nippon Printing Co. Ltd.	8,000	80,404
Daiseki Co. Ltd.	1,300	24,245
De La Rue PLC	6,496	83,378
Derichebourg S.A.*	23,806	82,153
Downer EDI Ltd.	7,322	31,495
Duskin Co. Ltd.	200	3,854
Edenred	3,913	109,337
G4S PLC	24,040	94,346
Gategroup Holding AG*	1,364	40,665
Homeserve PLC	43,275	232,990
Horizon North Logistics, Inc.	10,045	63,967
Intrum Justitia AB	6,088	172,051
Kaba Holding AG, Class B*	207	94,740
Kokuyo Co. Ltd.	5,600	39,370
Lassila & Tikanoja Oyj	1,342	26,658
Loomis AB, Class B	2,980	70,560
Matsuda Sangyo Co. Ltd.	800	10,449
Mineral Resources Ltd.	8,833	86,933
Mitie Group PLC	53,453	280,233
Mitsubishi Pencil Co. Ltd.	900	21,012
Moshi Moshi Hotline, Inc.	2,400	25,392
Newalta Corp.	1,634	24,313
Nissha Printing Co. Ltd.	5,600	81,541
Okamura Corp.	10,000	83,640
Oyo Corp.	1,100	17,344

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Park24 Co. Ltd.	700	$14,537
PayPoint PLC	4,015	72,517
Pilot Corp.	400	12,276
Progressive Waste Solutions Ltd.	824	18,920
Prosegur Cia de Seguridad S.A.	5,224	31,420
Regus PLC	29,417	101,284
Rentokil Initial PLC	63,657	126,064
Ritchie Bros Auctioneers, Inc.	166	3,811
RPS Group PLC	23,698	132,963
Salmat Ltd.	3,131	5,737
Sato Holdings Corp.	1,100	24,624
Secom Co. Ltd.	3,900	222,945
Securitas AB, Class B	10,443	108,638
Serco Group PLC	7,497	53,855
Shanks Group PLC	46,178	88,413
Societe BIC S.A.	1,677	193,111
Sohgo Security Services Co. Ltd.	1,000	18,973
Tomra Systems ASA	5,685	48,582
Toppan Forms Co. Ltd.	7,100	62,239
Toppan Printing Co. Ltd.	12,000	88,954
Transcontinental, Inc., Class A	8,696	109,426
Transfield Services Ltd.	102,511	71,105
Transpacific Industries Group Ltd.*	76,602	74,521

		4,718,804
Communications Equipment - 0.6%
AAC Technologies Holdings, Inc.	15,000	64,812
Aastra Technologies Ltd.	1,700	65,198
Aiphone Co. Ltd.	2,100	34,635
Alcatel-Lucent*	62,700	253,409
Axis Communications AB	2,681	86,579
Blackberry Ltd.*	8,512	80,543
Denki Kogyo Co. Ltd.	2,000	13,120
EVS Broadcast Equipment S.A.	1,333	79,904

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Hitachi Kokusai Electric, Inc.	1,000	$13,306
Icom, Inc.	1,400	31,491
Japan Radio Co. Ltd.*	5,000	17,159
Nokia Oyj*	74,587	517,506
Pace PLC	44,615	261,981
Sierra Wireless, Inc.*	900	18,388
Spirent Communications PLC	29,594	46,277
Telefonaktiebolaget LM Ericsson, Class A	1,434	16,670
Telefonaktiebolaget LM Ericsson, Class B	60,725	742,110
TKH Group N.V.	4,510	155,090
VTech Holdings Ltd.	2,500	30,233
Wi-Lan, Inc.	14,453	43,166

		2,571,577
Computers & Peripherals - 0.2%
Bull*	10,084	50,044
Eizo Corp.	1,300	33,142
Gemalto N.V.	1,774	200,286
Japan Digital Laboratory Co. Ltd.	1,800	27,092
Logitech International S.A.	8,494	134,118
Melco Holdings, Inc.	1,100	18,228
NEC Corp.	55,000	161,249
Seiko Epson Corp.	2,000	52,969
Wacom Co. Ltd.	1,300	8,375
Wincor Nixdorf AG	2,043	145,303

		830,806
Construction & Engineering - 2.0%
Abengoa S.A., Class B	30,855	101,943
ACS Actividades de Construccion y Servicios S.A.	1,747	61,442
Aecon Group, Inc.	11,730	162,860
Arcadis N.V.	3,991	142,678
Ausdrill Ltd.	35,606	27,960
Badger Daylighting Ltd.	2,361	65,624
Balfour Beatty PLC	8,637	41,420
Bird Construction, Inc.	5,407	63,626

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Bouygues S.A.	3,749	$143,532
Cardno Ltd.	19,014	106,174
Carillion PLC	65,884	369,225
Chiyoda Corp.	4,000	62,401
Chudenko Corp.	2,300	41,361
Cie d’Entreprises CFE	1,329	116,315
COMSYS Holdings Corp.	300	4,421
Eiffage S.A.	5,724	332,655
Elecnor S.A.	6,311	95,830
Ellaktor S.A.*	6,332	28,691
Ferrovial S.A.	7,719	148,387
FLSmidth & Co. A/S	8,559	456,014
Fomento de Construcciones y Contratas S.A.*	3,745	100,375
Galliford Try PLC	8,104	156,226
Hazama Ando Corp.	5,600	20,042
Hibiya Engineering Ltd.	2,500	29,097
Hochtief AG	461	36,766
Interserve PLC	26,793	268,601
JGC Corp.	5,000	191,891
Kajima Corp.	18,000	67,422
Kandenko Co. Ltd.	7,000	35,966
Keller Group PLC	6,400	124,534
Kier Group PLC	4,556	140,841
Kinden Corp.	2,000	19,768
Koninklijke BAM Groep N.V.	31,735	163,396
Koninklijke Boskalis Westminster N.V.	750	36,006
Kumagai Gumi Co. Ltd.*	6,000	15,532
Kyowa Exeo Corp.	3,900	51,549
Kyudenko Corp.	8,000	63,617
Leighton Holdings Ltd.	3,096	44,436
Lemminkainen Oyj	2,602	53,160
Maeda Corp.	8,000	54,361
Maeda Road Construction Co. Ltd.	2,000	33,103
Mirait Holdings Corp.	10,300	91,098
Monadelphous Group Ltd.	7,260	101,223

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Morgan Sindall Group PLC	10,988	$144,105
NCC AB, Class B	218	6,970
Nippo Corp.	2,000	31,573
Nippon Densetsu Kogyo Co. Ltd.	6,000	77,658
The Nippon Road Co. Ltd.	6,000	32,240
Nishimatsu Construction Co. Ltd.	19,000	66,696
NRW Holdings Ltd.	32,638	35,596
Obayashi Corp.	11,000	65,902
Obrascon Huarte Lain S.A.	6,669	281,766
OCI*	1,677	77,808
Okumura Corp.	14,000	62,872
Outotec Oyj	2,321	23,694
Peab AB	30,583	190,098
Penta-Ocean Construction Co. Ltd.	14,500	52,890
Royal Imtech N.V.*	52,573	150,373
Sacyr Vallehermoso S.A.*	12,434	63,500
Salini Impregilo SpA	3,756	22,277
Sanki Engineering Co. Ltd.	6,000	37,182
Shimizu Corp.	10,000	54,714
SHO-BOND Holdings Co. Ltd.	600	28,798
Skanska AB, Class B	8,162	161,090
SNC-Lavalin Group, Inc.	3,400	140,916
SOCAM Development Ltd.	20,000	19,318
Sumitomo Mitsui Construction Co. Ltd.*	51,700	58,298
Sweco AB, Class B	1,854	26,906
Taihei Dengyo Kaisha Ltd.	5,000	32,113
Taikisha Ltd.	5,800	126,766
Taisei Corp.	16,000	70,912
Toda Corp.	16,000	53,969
Toenec Corp.	5,000	31,132
Tokyu Construction Co. Ltd.*	3,200	14,057
Totetsu Kogyo Co. Ltd.	1,200	24,474
Toyo Engineering Corp.	25,000	110,801
Trevi Finanziaria Industriale SpA	4,860	40,962

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
UGL Ltd.	24,301	$148,630
United Engineers Ltd.	74,000	100,735
Veidekke ASA	23,331	175,082
Vinci S.A.	10,175	666,384
WSP Global, Inc.	1,072	32,085
YIT Oyi	554	6,970
Yokogawa Bridge Holdings Corp.	1,000	13,796
Yurtec Corp.	1,000	3,491

		8,037,168
Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,560	28,231
Boral Ltd.	12,068	50,014
Brickworks Ltd.	2,458	30,411
Buzzi Unicem SpA	811	14,819
Cementir Holding SpA	10,424	62,358
Ciments Francais S.A.	1,881	148,748
Cimpor Cimentos de Portugal SGPS S.A.	521	1,890
CRH PLC	15,132	389,045
Fletcher Building Ltd.	13,262	97,389
HeidelbergCement AG	2,822	210,260
Holcim Ltd.*	5,176	377,205
Imerys S.A.	632	51,486
Italcementi SpA	3,175	19,071
Italmobiliare SpA*	3,161	76,021
James Hardie Industries PLC	9,625	108,332
Lafarge S.A.	3,674	263,881
Marshalls PLC	8,373	24,322
RHI AG	4,204	137,792
Sumitomo Osaka Cement Co. Ltd.	3,000	11,384
Taiheiyo Cement Corp.	19,000	71,354
Titan Cement Co. S.A.*	1,053	28,259
Vicat	2,132	149,218

		2,351,490
Consumer Finance - 0.1%
Acom Co. Ltd.*	3,300	9,934
AEON Financial Service Co. Ltd.	500	11,771

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Aiful Corp.*	10,300	$39,691
Aplus Financial Co. Ltd.*	23,000	29,769
Cembra Money Bank AG*	518	33,603
Credit Saison Co. Ltd.	4,100	102,394
FlexiGroup Ltd.	3,498	12,361
Hitachi Capital Corp.	600	15,267
Hong Leong Finance Ltd.	14,000	29,792
International Personal Finance PLC	12,183	93,103
J Trust Co. Ltd.	800	8,605
Jaccs Co. Ltd.	27,000	122,312
Orient Corp.*	8,000	18,277
Provident Financial PLC	3,233	86,713

		613,592
Containers & Packaging - 0.3%
Amcor Ltd.	26,521	247,825
BillerudKorsnas AB	8,480	101,754
Cascades, Inc.	15,752	96,918
CCL Industries, Inc., Class B	696	50,158
DS Smith PLC	24,995	134,941
FP Corp.	300	18,885
Fuji Seal International, Inc.	3,400	115,017
Huhtamaki Oyj	318	7,895
Intertape Polymer Group, Inc.	3,250	36,495
Rengo Co. Ltd.	2,000	10,688
Rexam PLC	14,927	120,942
RPC Group PLC	14,200	138,855
Smurfit Kappa Group PLC	2,979	69,901
Toyo Seikan Group Holdings Ltd.	1,800	32,617
Winpak Ltd.	1,210	26,089

		1,208,980
Distributors - 0.2%
Breville Group Ltd.	3,137	22,279
Canon Marketing Japan, Inc.	2,200	28,496
D’ieteren S.A./N.V.	182	8,725
Doshisha Co. Ltd.	6,800	91,880
Headlam Group PLC	13,790	105,157

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
Inchcape PLC	14,078	$135,349
Jardine Cycle & Carriage Ltd.	2,000	54,765
Pacific Brands Ltd.	119,122	63,919
Paltac Corp.	8,200	110,797
Smiths News PLC	36,688	128,127
Uni-Select Inc.	5,680	142,592

		892,086
Diversified Consumer Services - 0.0%†
Benesse Holdings, Inc.	1,300	51,562
Dignity PLC	1,432	35,184
EnerCare, Inc.	1,424	12,516
Invocare Ltd.	10,135	92,849
Navitas Ltd.	2,131	12,569

		204,680
Diversified Financial Services - 1.3%
Ackermans & van Haaren N.V.	96	10,384
ASX Ltd.	5,244	162,975
Banque Nationale de Belgique	35	150,802
Bolsas y Mercados Espanoles S.A.	4,081	159,682
Century Tokyo Leasing Corp.	600	17,767
Challenger Ltd.	5,749	30,096
Corp. Financiera Alba S.A.	490	28,031
Deutsche Boerse AG	3,640	280,239
Element Financial Corp.*	1,294	14,774
Eurazeo S.A.	2,382	170,442
Exor SpA	1,874	73,516
Fimalac	68	4,538
First Pacific Co. Ltd.	34,000	33,673
Fuyo General Lease Co. Ltd.	500	17,601
Goldin Financial Holdings Ltd.*	130,000	52,403
Grenkeleasing AG	331	30,835
Groupe Bruxelles Lambert S.A.	2,120	191,605
HAL Trust	1,429	193,170

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	3,510	$34,507
Hong Kong Exchanges and Clearing Ltd.	24,386	382,837
IBJ Leasing Co. Ltd.	4,600	122,504
IG Group Holdings PLC	2,763	28,448
Industrivarden AB, Class A	1,574	30,416
Industrivarden AB, Class C	296	5,367
ING Groep N.V.*	78,166	1,037,242
Investment AB Kinnevik, Class A	1,003	39,010
Investment AB Kinnevik, Class B	4,456	175,076
Investment AB Oresund*	2,408	53,338
Investor AB, Class A	1,550	49,132
Investor AB, Class B	8,214	266,263
Japan Exchange Group Inc.	4,900	121,173
Japan Securities Finance Co. Ltd.	5,400	37,700
KBC Ancora*	1,377	52,348
London Stock Exchange Group PLC	1,909	57,727
Lundbergforetagen AB, Class B	678	27,913
Marfin Investment Group Holdings S.A.*	103,890	59,263
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	58,567
Onex Corp.	2,687	138,333
ORIX Corp.	27,300	425,621
Pacific Century Regional Developments Ltd.*	49,000	8,434
Pargesa Holding S.A.	70	5,642
Pohjola Bank PLC, Class A	1,646	32,408
Public Financial Holdings Ltd.	10,000	4,752
Ricoh Leasing Co. Ltd.	2,100	56,832
Singapore Exchange Ltd.	18,000	96,464
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	5,309
TMX Group Ltd.	425	19,276

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Washington H Soul Pattinson & Co. Ltd.	3,833	$50,465
Wendel S.A.	991	134,443
Wuestenrot & Wuerttembergische AG	1,177	26,983
Zenkoku Hosho Co. Ltd.	800	37,966

		5,304,292
Diversified Telecommunication Services - 2.2%
BCE, Inc.	5,205	218,293
Belgacom S.A.	3,062	87,499
Bell Aliant, Inc.	118	2,719
Bezeq The Israeli Telecommunication Corp. Ltd.	32,654	49,996
BT Group PLC	154,431	972,814
Cable & Wireless Communications PLC	205,505	180,521
Chorus Ltd.	5,954	6,741
Colt Group S.A.*	14,363	29,860
Deutsche Telekom AG (Registered)	60,663	981,685
Elisa Oyj	1,554	39,880
Hellenic Telecommunications Organization S.A.*	4,754	69,239
HKT Trust and HKT Ltd.	30,000	28,784
Hutchison Telecommunications Hong Kong Holdings Ltd.	184,000	67,536
iiNET Ltd.	4,441	26,116
Iliad S.A.	658	150,671
Inmarsat PLC	11,935	137,400
Jazztel PLC*	12,275	150,984
Koninklijke KPN N.V.*	67,129	251,031
M2 Group Ltd.	4,945	26,707
Manitoba Telecom Services, Inc.	700	18,596
Nippon Telegraph & Telephone Corp.	8,500	463,485
Orange S.A.	38,254	473,366
PCCW Ltd.	31,000	14,133
Portugal Telecom SGPS S.A.	8,587	37,809

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Singapore Telecommunications Ltd.	171,000	$472,250
Swisscom AG	547	301,208
TalkTalk Telecom Group PLC	5,820	29,842
TDC A/S	14,931	140,320
Telecom Corp. of New Zealand Ltd.	18,212	34,613
Telecom Italia SpA	201,689	224,390
Telecom Italia SpA (Retirement Savings Plan)	111,826	94,252
Telefonica Deutschland Holding AG	4,331	34,541
Telefonica S.A.	84,266	1,300,006
Telekom Austria AG	3,410	29,831
Telenor ASA	14,997	310,443
TeliaSonera AB	45,154	335,299
Telstra Corp. Ltd.	87,654	393,098
TELUS Corp.	3,764	131,425
TPG Telecom Ltd.	7,176	33,810
Vivendi S.A.	26,690	717,696
Ziggo N.V.	3,388	147,278

		9,216,167
Electric Utilities - 1.1%
Acciona S.A.	1,554	103,211
Alpiq Holding AG*	268	37,049
BKW AG	2,963	93,570
Centralschweizerische Kraftwerke AG	42	14,005
Cheung Kong Infrastructure Holdings Ltd.	7,000	41,154
Chubu Electric Power Co. Inc.	13,600	162,957
The Chugoku Electric Power Co. Inc.	5,100	67,160
CLP Holdings Ltd.	35,500	267,914
Contact Energy Ltd.	4,950	20,657
EDP - Energias de Portugal S.A.	30,228	113,568
Electricite de France	5,952	202,430

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Elia System Operator S.A./N.V.	468	$21,550
Emera Inc.	3,400	95,662
Endesa S.A.	904	26,600
Enel SpA	132,784	606,675
Energiedienst Holding AG*	890	28,057
Fortis, Inc.	4,534	124,518
Fortum Oyj	9,880	212,513
Hokkaido Electric Power Co. Inc.*	3,500	37,099
Hokuriku Electric Power Co.	2,700	33,278
Iberdrola S.A.	99,045	611,337
Iberdrola S.A.*^	2,668	16,467
The Kansai Electric Power Co. Inc.*	15,400	167,613
Kyushu Electric Power Co. Inc.*	7,700	89,620
Mighty River Power Ltd.	31,509	49,819
The Okinawa Electric Power Co. Inc.	3,600	113,664
Power Assets Holdings Ltd.	27,000	202,722
Public Power Corp. S.A.	1,519	20,280
Red Electrica Corp. S.A.	1,838	128,666
Romande Energie Holding S.A.	7	8,348
Shikoku Electric Power Co. Inc.*	3,100	45,413
SP AusNet	32,218	34,857
Spark Infrastructure Group*	8,516	12,185
SSE PLC	19,485	418,536
Terna Rete Elettrica Nazionale SpA	26,759	129,981
Tohoku Electric Power Co. Inc.*	8,300	91,069
Tokyo Electric Power Co. Inc.*	32,200	148,394
TrustPower Ltd.	2,903	15,613
Verbund AG	973	20,522

		4,634,733

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - 1.3%
ABB Ltd.*	46,481	$1,160,934
Alstom S.A.	4,804	136,371
Areva S.A.*	411	11,171
Cosel Co. Ltd.	700	8,085
Daihen Corp.	16,000	72,011
Endo Lighting Corp.	1,100	20,019
Fuji Electric Co. Ltd.	2,000	8,805
Fujikura Ltd.	4,000	18,865
Furukawa Electric Co. Ltd.	5,000	12,453
Futaba Corp.	400	5,024
Gamesa Corp. Tecnologica S.A.*	13,677	150,320
GS Yuasa Corp.	6,000	31,593
Huber & Suhner AG	509	27,258
Idec Corp.	10,200	89,713
Johnson Electric Holdings Ltd.	42,000	37,539
Legrand S.A.	6,074	322,606
Mabuchi Motor Co. Ltd.	1,000	58,244
Mersen	3,207	100,335
Mitsubishi Electric Corp.	37,000	427,377
Nexans S.A.	4,567	214,420
Nidec Corp.	2,000	226,014
The Nippon Signal Co. Ltd.	4,800	42,642
Nissin Electric Co. Ltd.	8,000	42,594
Nitto Kogyo Corp.	4,600	80,512
Nordex SE*	2,436	32,539
Ormat Industries	985	6,486
OSRAM Licht AG*	1,293	75,754
Phoenix Mecano AG	210	135,416
Prysmian SpA	3,332	81,510
Schneider Electric S.A.	10,581	854,571
SGL Carbon SE	1,376	51,400
Sinfonia Technology Co. Ltd.	3,000	4,854
Somfy S.A.	231	63,549
Sumitomo Electric Industries Ltd.	17,400	277,588
SWCC Showa Holdings Co. Ltd.*	24,000	26,121

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Tatsuta Electric Wire and Cable Co. Ltd.	5,000	$30,004
Toyo Tanso Co. Ltd.	800	15,783
Ushio, Inc.	400	4,859
Vacon PLC	579	42,265
Vestas Wind Systems A/S*	5,183	170,483
Zumtobel AG	2,063	45,208

		5,223,295
Electronic Equipment, Instruments & Components - 1.4%
Ai Holdings Corp.	2,900	39,383
Alps Electric Co. Ltd.*	1,200	16,049
Amano Corp.	10,000	105,702
Anritsu Corp.	2,400	26,757
Avigilon Corp.*	1,176	33,826
Azbil Corp.	300	7,157
Barco N.V.	2,244	170,160
Canon Electronics, Inc.	2,400	46,148
Celestica Inc.*	4,980	49,356
Citizen Holdings Co. Ltd.	3,800	30,293
Dai-ichi Seiko Co. Ltd.	1,600	19,391
Daiwabo Holdings Co. Ltd.	23,000	45,556
Domino Printing Sciences PLC	11,976	156,668
Electrocomponents PLC	28,118	122,735
Enplas Corp.	100	6,785
Evertz Technologies Ltd.	300	4,655
FIH Mobile Ltd.*	23,000	11,463
FUJIFILM Holdings Corp.	10,200	302,745
Halma PLC	2,281	22,436
Hamamatsu Photonics KK	700	29,686
Hexagon AB, Class B	5,771	183,457
Hirose Electric Co. Ltd.	600	85,365
Hitachi High-Technologies Corp.	200	4,654
Hitachi Ltd.	102,000	792,116
Horiba Ltd.	300	11,002
Hosiden Corp.	3,500	17,743
Hoya Corp.	10,300	287,129
Ibiden Co. Ltd.	700	13,055
Ingenico	1,688	144,981

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Japan Aviation Electronics Industry Ltd.	8,000	$123,861
Japan Cash Machine Co. Ltd.	700	13,480
Jenoptik AG	2,892	48,711
Kaga Electronics Co. Ltd.	400	4,973
Kapsch TrafficCom AG	121	6,690
Keyence Corp.	900	375,143
Koa Corp.	4,500	50,213
Kudelski S.A.	2,440	37,315
Kyocera Corp.	6,800	310,112
Laird PLC	26,015	138,481
Maruwa Co. Ltd.	200	6,874
Mitsumi Electric Co. Ltd.*	4,900	35,554
Murata Manufacturing Co. Ltd.	4,000	376,683
Nichicon Corp.	2,100	18,264
Nippon Ceramic Co. Ltd.	400	6,201
Nippon Chemi-Con Corp.*	24,000	80,482
Nippon Electric Glass Co. Ltd.	6,000	27,416
Nohmi Bosai Ltd.	2,000	20,807
Oki Electric Industry Co. Ltd.*	28,000	64,794
Omron Corp.	3,700	148,385
Oxford Instruments PLC	3,673	101,110
Premier Farnell PLC	13,110	46,862
Renishaw PLC	1,617	50,093
Ryosan Co. Ltd.	3,700	77,893
Ryoyo Electro Corp.	3,800	40,539
Shimadzu Corp.	3,000	26,945
Spectris PLC	1,617	59,049
Star Micronics Co. Ltd.	5,200	60,574
Taiyo Yuden Co. Ltd.	800	9,868
TDK Corp.	3,200	147,159
Topcon Corp.	1,400	19,658
Toyo Corp.	3,900	40,191
Truly International Holdings Ltd.	220,000	121,549
Venture Corp. Ltd.	1,000	5,789
Yaskawa Electric Corp.	5,000	69,618

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Yokogawa Electric Corp.	5,900	$92,968

		5,650,757
Energy Equipment & Services - 1.0%
Aker Solutions ASA	2,354	35,929
AMEC PLC	4,930	83,453
Archer Ltd.*	32,794	28,155
Bonheur ASA	689	13,638
Bourbon S.A.	8,845	244,224
BW Offshore Ltd.	41,795	45,850
Calfrac Well Services Ltd.	4,912	131,374
Canadian Energy Services & Technology Corp.	2,507	50,727
Canyon Services Group, Inc.	9,776	94,345
CGG*	27,030	402,787
DOF ASA*	7,141	35,196
Enerflex Ltd.	2,040	28,360
Ensign Energy Services, Inc.	1,654	24,403
Ezion Holdings Ltd.	14,400	25,348
Ezra Holdings Ltd.*	50,000	37,748
Farstad Shipping ASA	4,593	94,566
Fred Olsen Energy ASA	56	2,018
Fugro N.V.	871	45,592
Ganger Rolf ASA	908	17,323
Hunting PLC	6,747	83,551
Japan Drilling Co. Ltd.	100	5,177
John Wood Group PLC	4,980	52,626
Kvaerner ASA	17,851	34,057
Lamprell PLC*	15,249	35,900
Modec, Inc.	600	16,549
Mullen Group Ltd.	2,280	55,213
Odfjell Drilling Ltd.*	5,863	33,371
Pason Systems, Inc.	4,151	93,634
Petrofac Ltd.	4,830	91,682
Petroleum Geo-Services ASA	7,585	78,205
Precision Drilling Corp.	5,828	52,115
Prosafe SE	1,020	6,767
Saipem SpA	5,307	124,528

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Savanna Energy Services Corp.	15,447	$109,173
SBM Offshore N.V.*	1,577	30,411
Schoeller-Bleckmann Oilfield Equipment AG	202	21,101
Seadrill Ltd.	7,279	260,504
Secure Energy Services, Inc.	10,383	151,049
ShawCor Ltd.	274	9,995
Shinko Plantech Co. Ltd.	3,900	29,331
Siem Offshore, Inc.*	20,434	31,773
Solstad Offshore ASA	2,776	50,976
Subsea 7 S.A.	5,502	94,299
Technip S.A.	2,179	185,860
Tecnicas Reunidas S.A.	1,059	55,739
Tenaris S.A.	9,623	215,679
TGS Nopec Geophysical Co. ASA	1,936	49,895
Transocean Ltd.	7,300	315,944
Trican Well Service Ltd.	1,676	19,166
Trinidad Drilling Ltd.	17,356	143,991
Weatherford International Ltd.*	17,100	231,534
WorleyParsons Ltd.	3,395	48,727

		4,259,558
Food & Staples Retailing - 1.9%
Aeon Co. Ltd.	10,400	131,447
Ain Pharmaciez, Inc.	1,600	79,384
Alimentation Couche Tard, Inc., Class B	3,337	245,932
Arcs Co. Ltd.	6,600	124,059
Axfood AB	88	4,221
Booker Group PLC	31,249	79,499
Carrefour S.A.	11,971	412,547
Casino Guichard Perrachon S.A.	1,054	108,806
Cawachi Ltd.	2,500	47,850
Cocokara fine, Inc.	3,800	94,753
Colruyt S.A.	2,244	127,371
Cosmos Pharmaceutical Corp.	100	12,629

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Create SD Holdings Co. Ltd.	2,300	$77,918
Daikokutenbussan Co. Ltd.	700	19,479
Dairy Farm International Holdings Ltd.	4,500	41,850
Delhaize Group S.A.	1,633	105,066
Distribuidora Internacional de Alimentacion S.A.	17,616	145,007
Empire Co. Ltd., Class A	890	56,747
FamilyMart Co. Ltd.	700	31,848
George Weston Ltd.	1,465	101,924
Heiwado Co. Ltd.	6,800	94,814
ICA Gruppen AB*	1,371	42,285
Inageya Co. Ltd.	10,900	106,023
Itochu-Shokuhin Co. Ltd.	300	10,001
Izumiya Co. Ltd.	1,000	4,412
J Sainsbury PLC	17,156	97,245
The Jean Coutu Group PJC, Inc., Class A	254	4,392
Jeronimo Martins SGPS S.A.	6,700	114,793
Kasumi Co. Ltd.	3,500	23,268
Kato Sangyo Co. Ltd.	2,900	52,919
Kesko Oyj, Class A	1,178	43,591
Kesko Oyj, Class B	802	29,602
Koninklijke Ahold N.V.	21,624	360,576
Lawson, Inc.	1,100	80,679
Life Corp.	1,900	27,424
Loblaw Cos. Ltd.	1,530	59,035
Matsumotokiyoshi Holdings Co. Ltd.	500	17,968
Metcash Ltd.	29,452	77,605
Metro AG	2,448	100,985
Metro, Inc.	1,566	89,905
Ministop Co. Ltd.	1,300	20,956
The North West Co. Inc.	3,980	90,741
Okuwa Co. Ltd.	4,000	34,358
Olam International Ltd.	11,000	12,737
Rallye S.A.	5,442	213,559
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	375	21,837

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
San-A Co. Ltd.	2,400	$68,363
Seven & I Holdings Co. Ltd.	15,300	615,391
Shoppers Drug Mart Corp.	4,216	221,964
Shufersal Ltd.	3,578	13,548
Sligro Food Group N.V.	578	22,908
Sugi Holdings Co. Ltd.	200	8,050
Sundrug Co. Ltd.	200	8,482
Tesco PLC	171,262	901,659
Tsuruha Holdings, Inc.	100	9,433
UNY Group Holdings Co. Ltd.	3,900	23,633
Valor Co. Ltd.	5,400	72,540
Welcia Holdings Co. Ltd.	800	46,517
Wesfarmers Ltd.	18,917	693,213
WM Morrison Supermarkets PLC	49,643	195,724
Woolworths Ltd.	26,460	786,552
Yaoko Co. Ltd.	800	33,260
Yokohama Reito Co. Ltd.	2,100	16,535

		7,617,819
Food Products - 3.2%
A2 Corp. Ltd.*	42,362	31,519
AarhusKarlshamn AB	442	27,049
Ajinomoto Co. Inc.	11,000	156,827
Ariake Japan Co. Ltd.	800	20,615
Aryzta AG*	2,009	158,275
Associated British Foods PLC	8,468	377,839
Austevoll Seafood ASA	18,904	108,800
Australian Agricultural Co. Ltd.*	12,274	12,690
Barry Callebaut AG*	25	29,647
Bonduelle S.C.A.	2,319	58,824
Bongrain S.A.	386	31,232
C.P. Pokphand Co. Ltd.	1,392,000	132,660
Calbee Inc.	400	9,323
Campofrio Food Group S.A.*	1,557	14,593
Cermaq ASA	596	6,065
China Fishery Group Ltd.	112,000	38,554

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Corbion N.V.	1,365	$28,615
Dairy Crest Group PLC	4,130	35,227
Danone S.A.	11,595	766,264
Dydo Drinco, Inc.	100	4,040
Ebro Foods S.A.	2,657	58,870
Emmi AG*	323	102,626
Ezaki Glico Co. Ltd.	1,000	13,482
First Resources Ltd.	18,000	28,024
Fuji Oil Co. Ltd.	1,600	23,831
Fujicco Co. Ltd.	2,000	22,866
Fujiya Co. Ltd.	6,000	11,060
Glanbia PLC	2,208	32,099
GMG Global Ltd.	80,000	6,071
Goodman Fielder Ltd.	139,061	82,505
GrainCorp Ltd., Class A	2,486	16,485
Greencore Group PLC	78,882	323,059
Hokuto Corp.	600	11,102
House Foods Group, Inc.	2,400	36,241
Indofood Agri Resources Ltd.	77,000	46,386
Itoham Foods, Inc.	24,000	108,016
J-Oil Mills, Inc.	14,000	39,123
Kagome Co. Ltd.	500	8,320
Kameda Seika Co. Ltd.	200	6,030
Kerry Group PLC, Class A	3,139	211,232
Kewpie Corp.	1,000	14,355
KEY Coffee, Inc.	1,500	22,959
Kikkoman Corp.	4,000	72,011
KWS Saat AG	39	13,117
Leroy Seafood Group ASA	1,715	51,670
Lindt & Spruengli AG	11	147,761
Maple Leaf Foods Inc.	300	4,238
Marine Harvest ASA	1,616	18,537
Marudai Food Co. Ltd.	16,000	48,321
Maruha Nichiro Holdings, Inc.	69,000	115,017
Megmilk Snow Brand Co. Ltd.	8,700	108,937
MEIJI Holdings Co. Ltd.	900	56,920
Mitsui Sugar Co. Ltd.	12,000	51,655

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Morinaga & Co. Ltd.	5,000	$10,786
Morinaga Milk Industry Co. Ltd.	35,000	103,643
Nagatanien Co. Ltd.	3,000	27,122
Nestle S.A. (Registered)	65,468	4,756,578
New Britain Palm Oil Ltd.	4,923	27,306
Nichirei Corp.	1,000	4,599
Nippon Beet Sugar Manufacturing Co. Ltd.	10,000	19,513
Nippon Flour Mills Co. Ltd.	19,000	95,759
Nippon Meat Packers, Inc.	3,000	51,919
Nippon Suisan Kaisha Ltd.*	47,800	98,895
The Nisshin Oillio Group Ltd.	7,000	23,200
Nisshin Seifun Group, Inc.	2,200	22,133
Nissin Foods Holdings Co. Ltd.	700	30,578
Nutreco N.V.	3,588	160,230
Origin Enterprises PLC	5,998	54,598
Orkla ASA	16,422	127,282
Osem Investments Ltd.	1,461	32,549
Pacific Andes Resources Development Ltd.	132,000	14,251
Petra Foods Ltd.	5,000	12,674
Premier Foods PLC*	37,662	88,666
Prima Meat Packers Ltd.	19,000	34,839
Raisio PLC, Class V	5,066	30,743
Riken Vitamin Co. Ltd.	800	19,132
Sakata Seed Corp.	2,800	36,048
Salmar ASA*	8,025	97,924
Saputo, Inc.	2,754	129,555
Showa Sangyo Co. Ltd.	13,000	41,938
Sipef S.A.	200	15,479
Suedzucker AG	1,706	42,562
SunOpta, Inc.*	3,508	32,690
Super Group Ltd.	6,000	17,462
Tate & Lyle PLC	7,030	87,517
Toyo Suisan Kaisha Ltd.	1,000	31,769
Unilever N.V.	32,987	1,232,446
Unilever PLC	26,860	1,032,506

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
United International Enterprises	150	$29,820
Vilmorin & Cie S.A.	35	4,585
Viscofan S.A.	2,195	116,271
Vitasoy International Holdings Ltd.	32,000	44,509
Wilmar International Ltd.	39,000	95,196
Yakult Honsha Co. Ltd.	1,600	79,227
Yamazaki Baking Co. Ltd.	1,000	10,874
Yeo Hiap Seng Ltd.	13,000	21,816

		13,008,773
Gas Utilities - 0.4%
APA Group	7,893	41,251
Enagas S.A.	3,162	86,562
Envestra Ltd.	43,794	43,560
Gas Natural SDG S.A.	6,531	161,660
Hong Kong & China Gas Co. Ltd.	105,600	217,325
Osaka Gas Co. Ltd.	35,000	143,109
Rubis S.C.A.	1,884	122,422
Saibu Gas Co. Ltd.	35,000	83,051
Shizuoka Gas Co. Ltd.	5,000	29,759
Snam SpA	39,690	217,842
Superior Plus Corp.	18,282	200,701
Toho Gas Co. Ltd.	3,000	14,061
Tokyo Gas Co. Ltd.	46,000	230,936
Valener, Inc.	500	7,014

		1,599,253
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,947	32,565
Asahi Intecc Co. Ltd.	1,400	57,175
BioMerieux	365	38,383
Biosensors International Group Ltd.	11,000	7,444
Carl Zeiss Meditec AG	2,388	69,994
Cochlear Ltd.	785	39,198
Coloplast A/S, Class B	2,961	222,136
DiaSorin SpA	1,088	48,858
Draegerwerk AG & Co. KGaA	888	90,053

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Draegerwerk AG & Co. KGaA (Preference)	1,060	$129,081
Elekta AB, Class B	6,393	93,265
Essilor International S.A.	4,081	410,171
Fisher & Paykel Healthcare Corp. Ltd.	2,745	8,991
Fukuda Denshi Co. Ltd.	3,700	158,180
Getinge AB, Class B	4,321	148,649
Given Imaging Ltd.*	1,000	29,950
GN Store Nord A/S	2,532	60,038
Hogy Medical Co. Ltd.	700	36,447
Nagaileben Co. Ltd.	500	8,379
Nakanishi, Inc.	300	45,065
Nihon Kohden Corp.	600	23,709
Nikkiso Co. Ltd.	3,000	38,123
Nipro Corp.	800	7,076
Nobel Biocare Holding AG*	7,584	115,981
Olympus Corp.*	4,500	134,579
Paramount Bed Holdings Co. Ltd.	3,300	108,884
Sartorius AG (Preference)	480	63,727
Sartorius Stedim Biotech	198	35,339
Smith & Nephew PLC	19,383	279,050
Sonova Holding AG*	921	126,712
Sorin SpA*	6,750	19,771
Straumann Holding AG	551	110,060
Sysmex Corp.	1,100	61,372
Terumo Corp.	3,400	161,190
William Demant Holding A/S*	324	29,776
Ypsomed Holding AG (Registered)*	295	25,472

		3,074,843
Health Care Providers & Services - 0.6%
Al Noor Hospitals Group PLC*	2,464	34,056
Alfresa Holdings Corp.	300	17,238
Amplifon SpA	544	2,932
Arseus N.V.	1,000	35,764
BML, Inc.	200	6,834
Catamaran Corp.*	3,844	186,830

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Celesio AG	1,150	$37,995
Ebos Group Ltd.	5,057	39,876
Extendicare, Inc.	16,528	105,843
Fresenius Medical Care AG & Co. KGaA	5,174	364,220
Fresenius SE & Co. KGaA	2,688	419,220
Medipal Holdings Corp.	1,300	19,146
Message Co. Ltd.	700	23,508
Metlifecare Ltd.	2,740	9,130
Miraca Holdings, Inc.	600	28,681
Nichii Gakkan Co.	8,900	76,272
Oriola-KD Oyj, Class B	22,170	78,630
Orpea	807	44,249
Primary Health Care Ltd.	2,306	9,979
Raffles Medical Group Ltd.	7,023	16,483
Ramsay Health Care Ltd.	2,382	91,154
Rhoen Klinikum AG	5,252	154,861
Ryman Healthcare Ltd.	1,245	7,954
Ship Healthcare Holdings, Inc.	200	7,727
Sigma Pharmaceuticals Ltd.	161,968	84,084
Sonic Healthcare Ltd.	9,658	139,123
Summerset Group Holdings Ltd.	10,979	31,077
Suzuken Co. Ltd.	1,800	62,833
Toho Holdings Co. Ltd.	300	5,357
UDG Healthcare PLC	33,571	196,303
Vital KSK Holdings, Inc.	5,700	38,565

		2,375,924
Health Care Technology - 0.0%†
CompuGroup Medical AG	1,428	38,033
M3, Inc.	14	41,526

		79,559
Hotels, Restaurants & Leisure - 1.9%
Accor S.A.	2,791	133,182
Accordia Golf Co. Ltd.	5,400	71,322
Ainsworth Game Technology Ltd.	3,266	12,025
Amaya Gaming Group, Inc.*	2,133	14,539

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Aristocrat Leisure Ltd.	922	$3,660
Atom Corp.	1,200	6,342
Autogrill SpA*	270	2,476
Banyan Tree Holdings Ltd.	21,000	9,940
Betfair Group PLC	3,123	54,199
Betsson AB*	2,556	72,234
Bwin.Party Digital Entertainment PLC	46,081	86,713
Cafe de Coral Holdings Ltd.	34,000	104,214
Carnival PLC	3,299	135,598
Club Mediterranee S.A.*	878	20,555
Coco’s Japan Co. Ltd.	1,600	25,463
Colowide Co. Ltd.	3,500	37,133
Compass Group PLC	36,040	539,289
Crown Resorts Ltd.	7,652	111,362
Domino’s Pizza Enterprises Ltd.	3,078	43,640
Domino’s Pizza Group PLC	6,344	55,102
Doutor Nichires Holdings Co. Ltd.	2,700	46,675
Echo Entertainment Group Ltd.	18,462	38,015
Enterprise Inns PLC*	75,323	199,301
Flight Centre Travel Group Ltd.	659	27,294
Fuji Kyuko Co. Ltd.	3,000	25,180
Fujita Kanko, Inc.	2,000	7,040
Galaxy Entertainment Group Ltd.*	39,000	383,229
Genting Singapore PLC	152,000	164,106
Great Canadian Gaming Corp.*	504	6,261
Greene King PLC	10,891	153,482
Gtech SpA	1,445	44,040
GuocoLeisure Ltd.	13,000	8,391
HIS Co. Ltd.	400	22,003
Hongkong & Shanghai Hotels	26,000	35,627
Hotel Properties Ltd.	3,000	7,018
Ichibanya Co. Ltd.	500	18,238
Imperial Hotel Ltd.	600	13,761

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
InterContinental Hotels Group PLC	4,726	$153,009
Intralot S.A.-Integrated Lottery Systems & Services	25,784	67,803
JD Wetherspoon PLC	8,946	117,104
Kappa Create Holdings Co. Ltd.	950	18,537
Kentucky Fried Chicken Japan Ltd.	1,000	20,915
Kingston Financial Group Ltd.	216,000	24,202
Kisoji Co. Ltd.	1,100	20,364
Kuoni Reisen Holding AG*	307	138,983
Ladbrokes PLC	51,688	126,995
Marston’s PLC	94,091	231,951
McDonald’s Holdings Co. Japan Ltd.	800	21,054
Melco Crown Entertainment Ltd.*	10,800	148,686
Melco International Development Ltd.	21,000	76,402
Melia Hotels International S.A.	1,880	24,440
MGM China Holdings Ltd.	14,800	58,515
Millennium & Copthorne Hotels PLC	4,198	39,049
Miramar Hotel & Investment	71,000	89,610
Mitchells & Butlers PLC*	30,593	226,151
MOS Food Services, Inc.	2,100	44,024
NagaCorp Ltd.	84,000	80,162
NH Hoteles S.A.*	2,053	12,915
Ohsho Food Service Corp.	3,700	121,900
OPAP S.A.	3,465	44,625
Oriental Land Co. Ltd.	1,300	198,789
OUE Ltd.	21,000	39,102
Paddy Power PLC	647	51,086
PGM Holdings K K	400	3,706
Plenus Co. Ltd.	1,000	23,474
Rank Group PLC	1,756	4,006
Regal Hotels International Holdings Ltd.	52,000	27,189

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Resorttrust, Inc.	600	$10,443
The Restaurant Group PLC	14,044	141,253
Rezidor Hotel Group AB*	2,683	18,403
Round One Corp.	12,000	112,252
Royal Holdings Co. Ltd.	1,600	23,298
Saizeriya Co. Ltd.	4,900	58,088
Sands China Ltd.	45,200	348,395
Shangri-La Asia Ltd.	22,000	36,550
SJM Holdings Ltd.	37,000	115,554
SKYCITY Entertainment Group Ltd.	17,155	53,693
Sodexo	1,567	154,452
St Marc Holdings Co. Ltd.	600	28,828
Starbucks Coffee Japan Ltd.	900	10,943
Tabcorp Holdings Ltd.	3,750	11,288
Tatts Group Ltd.	26,999	70,434
Thomas Cook Group PLC*	44,959	132,924
Tim Hortons, Inc.	3,094	160,257
Tokyo Dome Corp.	4,000	24,160
Tokyotokeiba Co. Ltd.	9,000	31,769
Toridoll.corp	3,400	29,471
Tsui Wah Holdings Ltd.	46,000	27,903
TUI AG*	24,614	419,894
TUI Travel PLC	3,691	25,805
Unibet Group PLC	2,103	102,480
WATAMI Co. Ltd.	1,400	19,507
Whitbread PLC	3,144	193,814
William Hill PLC	21,038	114,927
Wynn Macau Ltd.	34,800	148,570
Yomiuri Land Co. Ltd.	1,000	6,364
Yoshinoya Holdings Co. Ltd.	1,400	20,097
Zensho Holdings Co. Ltd.	3,600	40,594

		7,685,807
Household Durables - 1.1%
Alpine Electronics, Inc.	2,400	34,123
Bang & Olufsen A/S*	2,219	22,659
Barratt Developments PLC	16,053	99,883
Bellway PLC	6,019	153,721

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Berkeley Group Holdings PLC	2,428	$103,229
Bovis Homes Group PLC	9,488	128,331
Brookfield Residential Properties, Inc.*	700	15,834
Casio Computer Co. Ltd.	2,400	26,404
Chofu Seisakusho Co. Ltd.	200	4,501
Clarion Co. Ltd.*	22,000	32,142
Corona Corp.	2,900	31,450
Crest Nicholson Holdings PLC*	13,651	82,111
Dorel Industries, Inc., Class B	5,273	191,444
Ekornes ASA	3,933	51,275
Electrolux AB	4,082	86,801
Forbo Holding AG*	80	65,456
Foster Electric Co. Ltd.	3,600	58,879
France Bed Holdings Co. Ltd.	16,000	30,750
Fujitsu General Ltd.	4,000	47,929
Funai Electric Co. Ltd.	900	11,137
GUD Holdings Ltd.	10,728	58,688
Haseko Corp.*	3,900	29,637
Hunter Douglas N.V.	110	5,012
Husqvarna AB, Class B	6,333	36,782
Indesit Co. SpA	8,281	113,013
JM AB	12,854	344,412
JVC Kenwood Corp.	22,000	42,065
Man Wah Holdings Ltd.	24,800	45,353
Metall Zug AG, Class B	22	59,054
Misawa Homes Co. Ltd.	4,600	65,312
Mitsui Home Co. Ltd.	1,000	4,726
Nexity S.A.	6,123	244,743
Nobia AB	7,206	55,865
PanaHome Corp.	5,000	35,054
Panasonic Corp.	44,400	515,464
Persimmon PLC*	5,011	108,130
Pioneer Corp.*	15,600	33,958
Pressance Corp.	700	19,617
Redrow PLC	12,530	66,925
Rinnai Corp.	400	31,416

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Samson Holding Ltd.	224,000	$32,310
Sangetsu Co. Ltd.	6,400	158,580
SEB S.A.	1,065	83,472
Sekisui Chemical Co. Ltd.	9,000	105,721
Sekisui House Ltd.	12,400	174,355
Sharp Corp.*	23,000	79,835
Sony Corp.	20,400	325,248
Sumitomo Forestry Co. Ltd.	500	5,486
Takamatsu Construction Group Co. Ltd.	2,600	45,558
Taylor Wimpey PLC	83,743	154,418
Techtronic Industries Co.	18,000	46,479
Token Corp.	900	42,050
TomTom N.V.*	5,274	36,628
Yamada SxL Home Co. Ltd.*	28,000	35,417

		4,518,842
Household Products - 0.5%
Henkel AG & Co. KGaA	2,448	238,218
Henkel AG & Co. KGaA (Preference)	3,468	375,919
Lion Corp.	5,000	26,327
Pigeon Corp.	800	36,986
PZ Cussons PLC	13,609	80,852
Reckitt Benckiser Group PLC	12,788	958,980
Svenska Cellulosa AB S.C.A., Class A	468	13,290
Svenska Cellulosa AB S.C.A., Class B	12,447	354,613
Unicharm Corp.	2,400	132,255

		2,217,440
Independent Power Producers & Energy Traders - 0.2%
ALBIOMA	5,005	122,166
Algonquin Power & Utilities Corp.	6,486	42,408
APR Energy PLC	6,441	89,024
Atlantic Power Corp.	26,106	68,370
Capital Power Corp.	5,171	105,697
Drax Group PLC	7,452	99,507

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
EDP Renovaveis S.A.	11,312	$65,184
Electric Power Development Co. Ltd.	2,100	63,112
Enel Green Power SpA	27,902	70,476
Eneres Co. Ltd.*	500	9,138
Energy World Corp. Ltd.*	63,841	20,331
Innergex Renewable Energy, Inc.	10,272	96,368
Northland Power, Inc.	180	2,630
TransAlta Corp.	2,853	37,513
TransAlta Renewables, Inc.	4,100	41,884

		933,808
Industrial Conglomerates - 1.5%
CIR-Compagnie Industriali Riunite SpA*	40,226	58,098
Cofide SpA*	55,317	42,148
CSR Ltd.	61,950	157,830
Daetwyler Holding AG	325	49,164
DCC PLC	743	33,763
Discount Investment Corp.*	4,442	33,059
Gallant Venture Ltd.*	142,000	28,884
Hong Leong Asia Ltd.	28,000	28,587
Hopewell Holdings Ltd.	3,500	12,148
Hutchison Whampoa Ltd.	42,000	521,160
Indus Holding AG	4,219	167,244
Jardine Matheson Holdings Ltd.	5,200	278,616
Jardine Strategic Holdings Ltd.	5,500	178,750
Katakura Industries Co. Ltd.	1,200	13,649
Keihan Electric Railway Co. Ltd.	10,000	38,045
Keppel Corp. Ltd.	34,000	276,639
Koninklijke Philips N.V.	18,805	655,289
Koor Industries Ltd.*	1,851	37,873
Nisshinbo Holdings, Inc.	2,000	17,748
NWS Holdings Ltd.	15,440	22,430
Rheinmetall AG	6,368	408,553
Schouw & Co.	3,010	132,190

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Sembcorp Industries Ltd.	21,000	$86,254
Shun Tak Holdings Ltd.	256,000	148,362
Siemens AG (Registered)	15,970	2,023,555
Smiths Group PLC	7,108	167,982
Sonae	18,183	28,689
TOKAI Holdings Corp.	27,900	91,099
Toshiba Corp.	78,000	330,401

		6,068,209
Insurance - 4.6%
Admiral Group PLC	4,835	114,821
Aegon N.V.	37,198	325,410
Ageas	4,420	189,994
AIA Group Ltd.	251,600	1,158,394
Allianz SE (Registered)	9,180	1,532,605
Amlin PLC	2,767	19,017
AMP Ltd.	64,643	240,832
April	1,650	37,159
Assicurazioni Generali SpA	24,551	531,387
Aviva PLC	57,518	420,649
AXA S.A.	36,485	959,436
Baloise Holding AG (Registered)	1,157	138,613
Beazley PLC	104,415	438,440
Catlin Group Ltd.	1,982	17,182
CNP Assurances	1,933	37,876
The Dai-ichi Life Insurance Co. Ltd.	17,100	261,400
Delta Lloyd N.V.	31,361	807,140
Direct Line Insurance Group PLC	11,458	49,864
esure Group PLC	26,155	117,176
Euler Hermes S.A.	901	110,569
Fairfax Financial Holdings Ltd.	327	125,703
Gjensidige Forsikring ASA	1,523	29,129
Great-West Lifeco, Inc.	5,306	150,621
Grupo Catalana Occidente S.A.	8,015	308,046
Hannover Rueck SE	954	75,776

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Harel Insurance Investments & Financial Services Ltd.	4,300	$24,173
Helvetia Holding AG	854	412,549
Hiscox Ltd.	11,058	115,945
Industrial Alliance Insurance & Financial Services, Inc.	1,972	78,406
Insurance Australia Group Ltd.	35,030	167,795
Intact Financial Corp.	3,197	194,409
Jardine Lloyd Thompson Group PLC	258	4,486
Lancashire Holdings Ltd.	35,744	442,926
Legal & General Group PLC	116,214	411,206
Manulife Financial Corp.	37,504	691,248
Mapfre S.A.	10,433	43,095
Mediolanum SpA	2,092	18,041
Menorah Mivtachim Holdings Ltd.	4,176	48,742
MS&AD Insurance Group Holdings	10,900	257,791
Muenchener Rueckversicherungs AG (Registered)	3,571	737,520
NIB Holdings Ltd.	22,426	49,504
NKSJ Holdings, Inc.	7,500	199,368
Old Mutual PLC	87,453	247,925
Partnership Assurance Group PLC*	7,052	37,458
Phoenix Group Holdings	10,319	124,562
The Phoenix Holdings Ltd.	7,846	27,413
Power Corp of Canada	7,923	214,961
Power Financial Corp.	4,082	125,651
Prudential PLC	50,627	1,021,732
QBE Insurance Group Ltd.	25,435	254,986
Resolution Ltd.	24,345	139,474
RSA Insurance Group PLC	63,419	101,099
Sampo Oyj, Class A	9,421	437,677
Schweizerische National-Versicherungs-Gesellschaft AG, Class V	2,552	168,508

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
SCOR SE	3,571	$115,865
Societa Cattolica di Assicurazioni SCRL	9,421	237,578
Sony Financial Holdings, Inc.	3,000	49,390
St James’s Place PLC	5,020	63,526
Standard Life PLC	55,015	330,555
Storebrand ASA*	4,565	27,079
Sun Life Financial, Inc.	12,276	404,410
Suncorp Group Ltd.	27,507	292,318
Swiss Life Holding AG*	581	125,483
Swiss Re AG*	7,176	621,210
T&D Holdings, Inc.	10,300	127,759
Tokio Marine Holdings, Inc.	13,800	410,543
Topdanmark A/S*	575	15,193
Tower Ltd.	40,050	56,683
Tryg A/S	70	6,680
Unipol Gruppo Finanziario SpA	5,898	33,788
Unipol Gruppo Finanziario SpA (Preference)	4,637	23,650
UnipolSai SpA*	44,540	142,920
UNIQA Insurance Group AG	873	11,261
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	27,532
Zurich Insurance Group AG*	3,026	879,750

		18,999,062
Internet & Catalog Retail - 0.3%
ASKUL Corp.	1,400	53,743
ASOS PLC*	1,552	159,721
Belluna Co. Ltd.	9,900	48,342
Home Retail Group PLC	61,450	181,075
N Brown Group PLC	7,307	64,907
Ocado Group PLC*	10,427	89,623
Rakuten, Inc.	14,100	232,822
Senshukai Co. Ltd.	5,200	43,391
Start Today Co. Ltd.	600	13,472
Takkt AG	2,900	54,556

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Trade Me Group Ltd.	106	$351
Wotif.com Holdings Ltd.	4,629	9,855
Yoox SpA*	2,756	104,399

		1,056,257
Internet Software & Services - 0.2%
carsales.com Ltd.	3,812	30,000
Dena Co. Ltd.	1,500	29,078
F@N Communications, Inc.	1,100	45,301
GMO internet, Inc.	1,500	18,620
Gree, Inc.	2,000	19,866
Gurunavi, Inc.	900	25,627
Internet Initiative Japan, Inc.	200	4,969
Kakaku.com, Inc.	1,600	30,765
Moneysupermarket.com Group PLC	16,412	48,092
Opera Software ASA	2,978	40,387
Telecity Group PLC	9,218	108,318
United Internet AG	1,458	63,744
UNITED, Inc.	400	9,617
Yahoo Japan Corp.	27,200	155,756

		630,140
IT Services - 0.7%
Alten S.A.	4,692	211,620
Altran Technologies S.A.*	3,508	32,065
Amadeus IT Holding S.A., Class A	6,596	261,114
Atea ASA	9,700	89,447
AtoS	956	83,657
Cap Gemini S.A.	3,686	251,371
CGI Group, Inc., Class A*	4,354	133,438
Computacenter PLC	17,549	186,168
Computershare Ltd.	10,271	100,099
Davis & Henderson Corp.	2,110	52,951
Digital Garage, Inc.	1,900	51,457
Fujitsu Ltd.*	35,000	198,362
Groupe Steria S.C.A.	4,186	84,675
Indra Sistemas S.A.	9,725	172,261
Ines Corp.	5,100	37,856
Iress Ltd.	10,353	81,116

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
IT Holdings Corp.	500	$8,359
Itochu Techno-Solutions Corp.	100	4,167
NEC Fielding Ltd.	1,500	21,209
NEC Networks & System Integration Corp.	1,200	28,239
NET One Systems Co. Ltd.	15,700	98,216
Nihon Unisys Ltd.	10,700	110,478
Nomura Research Institute Ltd.	1,500	49,787
NS Solutions Corp.	1,500	38,726
NTT Data Corp.	1,800	64,774
Obic Co. Ltd.	900	28,063
Otsuka Corp.	200	23,945
SCSK Corp.	400	11,182
Sopra Group S.A.	839	92,201
Tieto Oyj	219	4,808
TKC Corp.	1,800	33,746
Transcosmos, Inc.	3,700	78,002
Wirecard AG	5,184	226,994
Xchanging PLC	10,490	30,730

		2,981,283
Leisure Equipment & Products - 0.2%
Amer Sports Oyj	1,390	28,717
Beneteau S.A.*	2,110	32,210
Fields Corp.	2,200	42,345
Heiwa Corp.	1,900	34,037
Mars Engineering Corp.	600	11,543
Mizuno Corp.	4,000	20,277
Namco Bandai Holdings, Inc.	2,400	54,832
Nikon Corp.	7,300	126,624
Sankyo Co. Ltd.	900	43,021
Sega Sammy Holdings, Inc.	3,600	86,872
Shimano, Inc.	1,000	89,523
Tamron Co. Ltd.	200	4,836
Tomy Co. Ltd.	3,700	16,834
Yamaha Corp.	1,900	28,486

		620,157

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Life Sciences Tools & Services - 0.3%
Chiome Bioscience, Inc.*	200	$7,834
EPS Corp.	4	4,699
Eurofins Scientific SE	324	82,492
Evotec AG*	2,572	14,221
Gerresheimer AG	2,007	134,921
Lonza Group AG*	8,992	905,008
Nordion Inc.*	2,924	27,851
QIAGEN N.V.*	6,668	146,257
Shin Nippon Biomedical Laboratories Ltd.*	1,200	20,121
Tecan Group AG*	443	48,671

		1,392,075
Machinery - 3.2%
Aalberts Industries N.V.	4,357	136,344
Aichi Corp.	8,300	36,379
Aida Engineering Ltd.	4,400	49,745
Alfa Laval AB	7,209	175,099
Amada Co. Ltd.	4,000	32,985
Andritz AG	1,294	71,110
Asahi Diamond Industrial Co. Ltd.	2,500	26,989
Atlas Copco AB, Class A	15,288	415,701
Atlas Copco AB, Class B	8,160	204,305
ATS Automation Tooling Systems, Inc.*	5,484	68,369
Bando Chemical Industries Ltd.	7,000	27,935
Bobst Group S.A.*	255	9,320
Bodycote PLC	10,915	116,419
Bradken Ltd.	31,996	139,583
Bucher Industries AG	189	55,512
Burckhardt Compression Holding AG	141	63,638
Cargotec Oyj, Class B	613	21,799
CKD Corp.	8,800	90,774
Construcciones y Auxiliar de Ferrocarriles S.A.	380	192,168
Daifuku Co. Ltd.	4,500	54,361
Danieli & C Officine Meccaniche SpA	1,807	60,336

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	7,563	$171,039
Deutz AG*	5,437	54,074
DMG Mori Seiki AG	4,712	152,441
DMG Mori Seiki Co. Ltd.	2,000	35,633
Duerr AG	1,871	157,772
Duro Felguera S.A.	6,856	45,858
Ebara Corp.	6,000	39,065
Faiveley Transport S.A.	1,268	92,458
FANUC Corp.	3,700	608,413
Fenner PLC	12,900	87,134
Fuji Machine Manufacturing Co. Ltd.	12,600	112,923
Fujitec Co. Ltd.	3,000	37,417
Furukawa Co. Ltd.	18,000	36,358
GEA Group AG	3,096	145,231
Georg Fischer AG*	348	239,198
Glory Ltd.	200	5,014
Harmonic Drive Systems, Inc.	1,600	47,066
Heidelberger Druckmaschinen AG*	14,536	59,827
Hino Motors Ltd.	5,000	74,815
Hisaka Works Ltd.	4,000	39,535
Hitachi Construction Machinery Co. Ltd.	1,100	21,539
Hitachi Koki Co. Ltd.	600	4,312
Hitachi Zosen Corp.	1,500	10,943
Hoshizaki Electric Co. Ltd.	100	3,599
IHI Corp.	40,000	185,125
IMI PLC	6,258	153,962
Iseki & Co. Ltd.	2,000	5,668
The Japan Steel Works Ltd.	3,000	15,090
JTEKT Corp.	2,600	39,337
Kawasaki Heavy Industries Ltd.	34,000	150,022
KION Group AG*	2,733	125,126
Kitz Corp.	12,000	56,832
Komatsu Ltd.	19,400	408,601
Komori Corp.	4,800	76,294

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Kone Oyj, Class B	6,190	$252,095
Konecranes Oyj	90	3,174
Krones AG	627	50,149
KSB AG	17	10,890
KSB AG (Preference)	173	103,492
Kubota Corp.	22,000	344,717
KUKA AG	2,653	127,169
Kurita Water Industries Ltd.	3,300	70,960
Makino Milling Machine Co. Ltd.	16,000	134,922
Makita Corp.	1,800	95,132
MAN SE	988	120,313
MAN SE (Preference)	183	22,134
Max Co. Ltd.	1,000	11,129
Meidensha Corp.	7,000	28,553
Melrose Industries PLC	33,490	170,236
Metka S.A.	3,461	55,075
Metso Oyj	2,519	78,878
Meyer Burger Technology AG*	3,662	55,598
Minebea Co. Ltd.	6,000	45,948
Mitsubishi Heavy Industries Ltd.	56,000	367,897
Mitsuboshi Belting Co. Ltd.	12,000	67,539
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	13,933
Miura Co. Ltd.	1,100	28,842
Morgan Advanced Materials PLC	17,667	90,037
Nabtesco Corp.	1,100	24,646
Nachi-Fujikoshi Corp.	9,000	58,067
Namura Shipbuilding Co. Ltd.	5,500	77,065
NGK Insulators Ltd.	4,000	68,912
Nihon Trim Co. Ltd.	100	7,952
Nippon Sharyo Ltd.	5,000	25,200
Nippon Thompson Co. Ltd.	9,000	44,918
Nitta Corp.	1,600	36,460
Nitto Kohki Co. Ltd.	1,500	26,930
NKT Holding A/S	4,531	263,516

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Noritake Co. Ltd.	1,000	$2,471
NSK Ltd.	7,000	80,649
NTN Corp.*	9,000	39,623
OC Oerlikon Corp. AG (Registered)*	7,634	120,539
Oiles Corp.	2,300	54,171
OKUMA Corp.	2,000	19,650
Organo Corp.	3,000	13,855
OSG Corp.	1,500	28,181
Palfinger AG	794	33,354
Pfeiffer Vacuum Technology AG	614	72,948
Rational AG	124	38,176
Rieter Holding AG*	156	34,743
Rotork PLC	1,036	41,918
Ryobi Ltd.	10,000	41,281
Sandvik AB	19,362	271,817
Scania AB, Class B	6,769	138,768
Schindler Holding AG	1,711	249,806
SembCorp Marine Ltd.	29,000	92,114
Semperit AG Holding	2,034	102,861
Senior PLC	26,011	127,645
Shima Seiki Manufacturing Ltd.	900	14,905
Shinmaywa Industries Ltd.	14,000	121,626
Singamas Container Holdings Ltd.	162,000	36,720
Sintokogio Ltd.	2,500	19,268
SKF AB, Class A	1,368	36,404
SKF AB, Class B	8,877	235,547
SMC CORP NPV	900	229,666
Spirax-Sarco Engineering PLC	400	19,196
Sulzer AG	1,367	206,639
Sumitomo Heavy Industries Ltd.	8,000	37,653
Tadano Ltd.	1,000	14,306
Takuma Co. Ltd.	11,000	100,632
THK Co. Ltd.	2,500	55,523
Torishima Pump Manufacturing Co. Ltd.	2,700	29,307
Toshiba Machine Co. Ltd.	20,000	109,624

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Trelleborg AB, Class B	2,906	$58,065
Tsubakimoto Chain Co.	9,000	71,834
Tsugami Corp.	12,000	70,363
Tsukishima Kikai Co. Ltd.	3,000	30,416
Union Tool Co.	1,200	30,605
Vallourec S.A.	1,938	96,817
Vard Holdings Ltd.*	71,000	45,548
Vesuvius PLC	22,513	165,607
Volvo AB, Class A	9,011	119,207
Volvo AB, Class B	30,348	402,402
Vossloh AG	205	19,487
Wacker Neuson SE	5,951	100,315
Wartsila Oyj Abp	3,572	193,981
The Weir Group PLC	4,659	160,334
Westport Innovations Inc.*	2,664	45,350
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,094
Yushin Precision Equipment Co. Ltd.	1,600	35,315
Zardoya Otis S.A.	4,614	77,467

		13,140,863
Marine - 0.4%
AP Moeller - Maersk A/S, Class A	7	74,831
AP Moeller - Maersk A/S, Class B	28	312,227
Cie Maritime Belge S.A.	1,312	37,456
D/S Norden A/S	2,155	100,639
Dfds A/S	1,048	79,360
Golden Ocean Group Ltd.	15,271	31,563
Iino Kaiun Kaisha Ltd.	4,300	23,949
Kawasaki Kisen Kaisha Ltd.	11,000	26,210
Kuehne + Nagel International AG	921	122,542
Mermaid Marine Australia Ltd.	6,477	16,558
Mitsui OSK Lines Ltd.	21,000	87,719
Neptune Orient Lines Ltd.*	11,000	8,692
Nippon Yusen KK	37,000	116,458
NS United Kaiun Kaisha Ltd.*	16,000	43,144

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Orient Overseas International Ltd.	1,000	$4,173
Pacific Basin Shipping Ltd.	81,000	50,072
SITC International Holdings Co. Ltd.	205,000	91,084
Stolt-Nielsen Ltd.	1,829	53,796
Wilh Wilhelmsen Holding ASA, Class A	3,128	99,712
Wilh Wilhelmsen Holding ASA, Class B	2,530	80,448

		1,460,633
Media - 2.1%
Adways, Inc.*	700	18,525
Aimia, Inc.	6,362	110,242
Amalgamated Holdings Ltd.	8,073	57,054
APN News & Media Ltd.*	76,102	31,208
Arnoldo Mondadori Editore SpA*	1,942	3,515
Asatsu-DK, Inc.	1,100	25,746
Asian Pay Television Trust	284,000	169,973
Atresmedia Corp. de Medios de Comunicaion S.A.*	3,386	63,698
Avex Group Holdings, Inc.	5,800	133,647
Axel Springer SE	507	32,463
British Sky Broadcasting Group PLC	22,202	319,634
Cineplex, Inc.	714	25,923
Cogeco Cable, Inc.	3,208	146,366
Cogeco, Inc.	410	18,004
COOKPAD, Inc.	300	9,972
Corus Entertainment, Inc., Class B	202	4,480
CTS Eventim AG	1,524	77,871
CyberAgent, Inc.	1,100	53,929
Daiichikosho Co. Ltd.	300	9,398
Daily Mail & General Trust PLC, Class A	6,378	100,784
Dentsu, Inc.	5,000	200,275
Euromoney Institutional Investor PLC	4,561	99,394

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Eutelsat Communications S.A.	2,655	$80,613
Fairfax Media Ltd.	331,058	193,528
Fuji Media Holdings, Inc.	1,200	22,756
GFK SE	861	47,315
Gruppo Editoriale L’Espresso SpA*	19,423	42,668
Hakuhodo DY Holdings, Inc.	1,900	15,575
Havas S.A.	13,169	103,304
Imax Corp.*	2,048	56,593
Informa PLC	11,800	100,260
IPSOS	5,590	239,834
ITV PLC	71,570	231,127
JCDecaux S.A.	530	22,625
Kabel Deutschland Holding AG	276	36,260
Kadokawa Corp.	900	29,387
Lagardere S.C.A.	17,825	629,913
Mediaset Espana Comunicacion S.A.*	1,488	18,355
Mediaset SpA*	11,276	57,449
Metropole Television S.A.	2,968	64,380
Modern Times Group AB, Class B	604	27,293
Nippon Television Holdings, Inc.	1,500	25,989
NRJ Group*	658	6,859
Pearson PLC	16,389	299,512
Perform Group PLC*	4,301	17,494
ProSiebenSat.1 Media AG	3,965	178,002
Publicis Groupe S.A.	3,683	326,710
Quebecor, Inc., Class B	196	4,170
RCS MediaGroup SpA*	20,743	42,603
REA Group Ltd.	407	14,435
Reed Elsevier N.V.	14,757	304,279
Reed Elsevier PLC	23,394	341,024
Rightmove PLC	2,830	117,762
RTL Group S.A.	795	96,918
Sanoma Oyj	1,100	8,685
Schibsted ASA	2,334	136,112
SES S.A.	6,529	209,684

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Seven West Media Ltd.	21,141	$40,396
Shaw Communications, Inc., Class B	8,330	183,567
Shochiku Co. Ltd.	3,000	26,827
Singapore Press Holdings Ltd.	36,000	112,377
Sky Deutschland AG*	6,330	57,629
Sky Network Television Ltd.	7,095	33,166
SKY Perfect JSAT Holdings, Inc.	6,800	35,272
Societe d’Edition de Canal +	9,715	76,904
Societe Television Francaise 1	9,469	174,941
Solocal Group*	13,116	23,348
Southern Cross Media Group Ltd.	70,637	96,760
Stroeer Media AG*	987	17,317
Tamedia AG	346	43,935
Technicolor S.A.*	36,152	179,556
Telegraaf Media Groep N.V.	2,289	23,664
Telenet Group Holding N.V.	1,546	91,838
Television Broadcasts Ltd.	2,700	16,882
Ten Network Holdings Ltd.*	52,210	16,171
Thomson Reuters Corp.	7,618	274,534
Toei Co. Ltd.	9,000	55,332
Toho Co. Ltd.	4,100	85,429
Tokyo Broadcasting System Holdings, Inc.	3,400	41,239
Torstar Corp., Class B	8,626	41,701
UBM PLC	13,208	147,605
Village Roadshow Ltd.	12,437	76,827
Wolters Kluwer N.V.	5,678	156,817
WPP PLC	25,163	528,092
Zenrin Co. Ltd.	200	1,889
ZON OPTIMUS SGPS S.A.	4,040	27,050

		8,548,639

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - 4.7%
Acerinox S.A.	3,053	$39,693
African Barrick Gold PLC	18,407	66,492
African Minerals Ltd.*	9,181	25,349
Agnico Eagle Mines Ltd.	3,715	115,487
Aichi Steel Corp.	24,000	97,897
Alacer Gold Corp.	7,808	16,457
Alamos Gold, Inc.	1,655	15,170
Alumina Ltd.*	32,723	36,402
AMAG Austria Metall AG(a)	2,064	64,018
Anglo American PLC	28,424	670,805
Antofagasta PLC	8,058	112,631
APERAM*	5,563	100,039
Aquarius Platinum Ltd.*	34,019	22,558
ArcelorMittal	20,933	347,784
Argonaut Gold, Inc.*	7,800	35,119
Arrium Ltd.	226,893	307,834
Asahi Holdings, Inc.	3,800	71,801
Atlas Iron Ltd.	141,840	124,993
Augusta Resource Corp.*	4,800	8,610
AuRico Gold, Inc.	13,314	61,020
Aurubis AG	5,531	320,431
B2Gold Corp.*	38,915	91,795
Barrick Gold Corp.	24,391	469,466
Beadell Resources Ltd.*	28,665	18,132
BHP Billiton Ltd.	65,291	2,083,261
BHP Billiton PLC	44,975	1,327,129
BlueScope Steel Ltd.*	5,703	26,870
Boliden AB	3,151	47,966
Canam Group, Inc.	7,700	94,821
Capstone Mining Corp.*	42,526	110,229
Centamin PLC*	149,553	108,390
Centerra Gold, Inc.	25,432	98,311
China Gold International Resources Corp. Ltd.*	5,290	15,088
Continental Gold Ltd.*	3,730	11,676
Cudeco Ltd.*	2,694	3,432
Daido Steel Co. Ltd.	5,000	25,298
Detour Gold Corp.*	8,119	52,139
Dominion Diamond Corp.*	1,740	25,313

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Dowa Holdings Co. Ltd.	4,000	$36,750
Dundee Precious Metals, Inc.*	18,163	64,999
Eldorado Gold Corp.	15,946	101,258
Endeavour Mining Corp.*	69,799	41,944
Endeavour Silver Corp.*	5,549	24,138
Eramet	186	17,756
Evolution Mining Ltd.	85,081	47,509
Evraz PLC*	47,234	66,293
Ferrexpo PLC	19,871	49,639
First Majestic Silver Corp.*	6,103	63,660
First Quantum Minerals Ltd.	13,805	246,768
Fortescue Metals Group Ltd.	30,940	143,884
Fortuna Silver Mines, Inc.*	4,046	14,624
Franco-Nevada Corp.	4,064	197,013
Fresnillo PLC	3,538	44,743
Gabriel Resources Ltd.*	22,000	23,284
Glencore Xstrata PLC*	218,672	1,158,989
Godo Steel Ltd.	19,000	32,789
Goldcorp, Inc.	16,126	401,939
G-Resources Group Ltd.*	3,203,400	81,686
Guyana Goldfields, Inc.*	1,900	4,124
Highland Gold Mining Ltd.	21,765	22,714
Hitachi Metals Ltd.	3,040	48,528
Hochschild Mining PLC	25,112	63,040
HudBay Minerals, Inc.	13,213	104,761
IAMGOLD Corp.	6,191	22,711
Iluka Resources Ltd.	10,874	83,301
Imperial Metals Corp.*	3,680	55,516
Independence Group NL	8,856	25,499
Ivanhoe Mines Ltd.*	17,477	25,394
JFE Holdings, Inc.	10,200	216,032
Kazakhmys PLC	14,878	43,548
Kenmare Resources PLC*	406,731	116,977
Kinross Gold Corp.	24,074	110,335
Kirkland Lake Gold, Inc.*	9,363	27,208
Kobe Steel Ltd.*	34,000	57,342
Kyoei Steel Ltd.	1,500	30,504

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Labrador Iron Ore Royalty Corp.	932	$27,209
Lonmin PLC*	71,234	359,520
Lundin Mining Corp.*	7,758	33,886
Lynas Corp. Ltd.*	89,793	22,328
MAG Silver Corp.*	2,182	13,386
Major Drilling Group International, Inc.	2,296	16,639
Maruichi Steel Tube Ltd.	1,000	26,269
Medusa Mining Ltd.*	28,629	48,709
Mineral Deposits Ltd.*	562	1,093
Mitsubishi Materials Corp.	35,000	119,773
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	20,160
Mitsui Mining & Smelting Co. Ltd.	2,000	5,413
Mount Gibson Iron Ltd.	139,743	128,022
Mytilineos Holdings S.A.*	2,146	16,814
Nakayama Steel Works Ltd.*	34,000	30,338
Neturen Co. Ltd.	3,600	27,251
Nevsun Resources Ltd.	39,206	143,820
New Gold, Inc.*	8,977	51,449
New World Resources PLC, Class A*	13,363	11,255
Newcrest Mining Ltd.	16,254	136,853
Nippon Coke & Engineering Co. Ltd.	23,000	31,348
Nippon Denko Co. Ltd.	9,000	26,298
Nippon Light Metal Holdings Co. Ltd.	42,700	61,547
Nippon Steel & Sumitomo Metal Corp.	148,205	457,759
Nisshin Steel Holdings Co. Ltd.	2,700	29,122
Nittetsu Mining Co. Ltd.	9,000	42,359
Norsk Hydro ASA	27,755	125,586
Novagold Resources, Inc.*	12,000	34,979
NV Bekaert S.A.	1,983	68,325
Nyrstar N.V.*	23,716	91,149
OceanaGold Corp.*	44,253	80,175
Osaka Steel Co. Ltd.	1,700	28,904

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
OSAKA Titanium Technologies Co. Ltd.	1,000	$16,228
Osisko Mining Corp.*	17,654	105,770
Outokumpu Oyj*	157,851	92,024
OZ Minerals Ltd.	17,315	53,178
Pacific Metals Co. Ltd.	5,000	17,846
Pan American Silver Corp.	7,945	99,905
PanAust Ltd.	80,935	115,457
Petra Diamonds Ltd.*	16,906	38,314
Polymetal International PLC	2,393	22,712
Polyus Gold International Ltd.	13,384	40,912
Premier Gold Mines Ltd.*	4,194	7,674
Pretium Resources, Inc.*	10,292	60,186
Primero Mining Corp.*	3,934	22,088
Randgold Resources Ltd.	1,983	136,648
Rautaruukki Oyj	6,038	71,573
Regis Resources Ltd.	21,596	50,875
Resolute Mining Ltd.*	111,034	52,798
Rio Alto Mining Ltd.*	23,235	45,430
Rio Tinto Ltd.	9,044	517,958
Rio Tinto PLC	27,473	1,464,457
Rubicon Minerals Corp.*	13,343	16,994
Salzgitter AG	2,278	100,915
Sandfire Resources NL*	14,931	75,689
Sandstorm Gold Ltd.*	8,310	41,962
Sanyo Special Steel Co. Ltd.	6,000	27,063
Schmolz + Bickenbach AG*	98,995	130,077
Seabridge Gold, Inc.*	1,514	12,180
SEMAFO, Inc.	17,791	57,285
Sherritt International Corp.	47,162	145,511
Silver Lake Resources Ltd.*	54,830	29,182
Silver Standard Resources, Inc.*	3,612	28,314
Silver Wheaton Corp.	9,251	200,710
Silvercorp Metals, Inc.	4,266	10,905
Sims Metal Management Ltd.*	8,706	78,846

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
SSAB AB, Class A	10,555	$84,328
SSAB AB, Class B	11,270	79,831
St Barbara Ltd.*	70,174	19,286
Sumitomo Metal Mining Co. Ltd.	10,000	131,882
Sundance Resources Ltd.*	156,044	13,615
Tahoe Resources, Inc.*	754	13,376
Tanzanian Royalty Exploration Corp.*	596	1,213
Taseko Mines Ltd.*	38,063	77,495
Teck Resources Ltd., Class B	11,426	274,646
Thompson Creek Metals Co. Inc.*	24,124	61,665
ThyssenKrupp AG*	9,266	238,605
Toho Titanium Co. Ltd.	1,100	7,237
Toho Zinc Co. Ltd.	19,000	68,000
Tokyo Steel Manufacturing Co. Ltd.*	5,700	29,510
Topy Industries Ltd.	34,000	60,009
Torex Gold Resources, Inc.*	29,463	30,389
Toyo Kohan Co. Ltd.	12,000	55,655
Turquoise Hill Resources Ltd.*	16,776	58,681
UACJ Corp.	4,000	15,806
Vedanta Resources PLC	1,197	15,885
Voestalpine AG	2,669	119,658
Western Areas Ltd.	7,243	16,873
Yamana Gold, Inc.	15,949	149,198
Yamato Kogyo Co. Ltd.	200	6,001
Yodogawa Steel Works Ltd.	11,000	47,997

		19,169,350
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	1,396	119,035
The Daiei Inc.*	18,250	53,505
David Jones Ltd.	33,422	87,191
Debenhams PLC	195,918	238,427
Dollarama, Inc.	1,844	138,926
Don Quijote Holdings Co. Ltd.	1,000	62,166

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Fuji Co. Ltd.	800	$13,429
H2O Retailing Corp.	1,000	8,266
Harvey Norman Holdings Ltd.	5,395	14,121
Isetan Mitsukoshi Holdings Ltd.	9,600	123,689
Izumi Co. Ltd.	700	21,449
J Front Retailing Co. Ltd.	7,000	47,429
Lifestyle International Holdings Ltd.	4,000	7,171
Marks & Spencer Group PLC	29,104	225,236
Marui Group Co. Ltd.	3,000	28,622
Matsuya Co. Ltd.*	1,500	15,046
Mothercare PLC*	1,247	5,364
Myer Holdings Ltd.	95,812	211,498
Next PLC	2,755	282,982
Parco Co. Ltd.	1,700	15,752
Ryohin Keikaku Co. Ltd.	300	27,857
Sears Canada, Inc.	2,915	33,988
Seria Co. Ltd.	1,200	49,890
Stockmann Oyi Abp, Class B	5,630	85,414
Takashimaya Co. Ltd.	2,000	18,885
The Warehouse Group Ltd.	5,317	15,524
Wing On Co. International Ltd.	18,000	47,406

		1,998,268
Multi-Utilities - 1.1%
A2A SpA	25,745	27,792
ACEA SpA	3,890	42,885
AGL Energy Ltd.	12,310	163,255
Atco Ltd., Class I	1,916	85,683
Canadian Utilities Ltd., Class A	1,797	61,085
Centrica PLC	97,742	499,893
DUET Group	13,093	23,875
E.ON SE	37,333	678,153
GDF Suez	27,594	609,717
Hera SpA	2,854	6,593
Iren SpA	84,637	119,958
Just Energy Group, Inc.	22,257	155,906

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
MVV Energie AG	1,004	$33,849
National Grid PLC	79,362	1,029,073
REN - Redes Energeticas Nacionais SGPS S.A.	22,120	75,022
RWE AG	10,201	377,480
RWE AG (Preference)	1,032	32,030
Suez Environnement Co.	4,637	83,074
Telecom Plus PLC	4,254	133,043
Veolia Environnement S.A.	7,046	110,792

		4,349,158
Office Electronics - 0.4%
Brother Industries Ltd.	7,100	91,269
Canon, Inc.	23,900	704,451
Konica Minolta, Inc.	12,000	128,490
Neopost S.A.	5,822	493,844
Ricoh Co. Ltd.	12,200	130,511
Riso Kagaku Corp.	900	18,047
Toshiba TEC Corp.	5,000	33,583

		1,600,195
Oil, Gas & Consumable Fuels - 6.6%
Advantage Oil & Gas Ltd.*	21,183	86,066
Afren PLC*	54,556	133,235
AltaGas Ltd.	2,964	110,112
Aquila Resources Ltd.*	2,895	6,138
ARC Resources Ltd.	6,665	173,656
Athabasca Oil Corp.*	6,258	44,846
Aurora Oil & Gas Ltd.*	71,651	170,667
Avner Oil Exploration LP*	32,412	29,250
AWE Ltd.*	19,364	21,879
Bankers Petroleum Ltd.*	41,345	158,713
Baytex Energy Corp.	1,092	39,823
Beach Energy Ltd.	119,293	148,318
Bellatrix Exploration Ltd.*	12,349	88,385
BG Group PLC	69,055	1,159,852
Birchcliff Energy Ltd.*	2,682	20,326
BlackPearl Resources, Inc.*	15,013	33,663
Bonavista Energy Corp.	6,667	87,781
Bonterra Energy Corp.	200	9,209
BP PLC	382,759	3,006,836

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Brightoil Petroleum Holdings Ltd.*	478,000	$129,276
Buru Energy Ltd.*	5,822	9,321
Cairn Energy PLC*	21,464	76,053
Caltex Australia Ltd.	2,755	46,440
Cameco Corp.	7,310	155,189
Canadian Natural Resources Ltd.	24,014	786,575
Canadian Oil Sands Ltd.	9,730	174,711
Cenovus Energy, Inc.	16,701	436,492
Cequence Energy Ltd.*	21,322	32,893
Cosmo Oil Co. Ltd.*	2,000	3,765
Crescent Point Energy Corp.	8,346	288,343
Crew Energy, Inc.*	3,983	25,900
Delek Group Ltd.	19	6,784
Denison Mines Corp.*	1,978	2,768
Det Norske Oljeselskap ASA*	745	7,527
DNO International ASA*	5,536	17,938
Dragon Oil PLC	9,011	87,300
Enbridge Income Fund Holdings Inc.	4,662	103,321
Enbridge, Inc.	16,679	699,502
Encana Corp.	14,906	267,652
Energy Resources of Australia Ltd.*	1,430	1,572
Enerplus Corp.	6,214	112,359
Eni SpA	50,262	1,142,107
EnQuest PLC*	135,424	288,219
ERG SpA	2,148	29,575
Essar Energy PLC*	17,295	16,400
Esso S.A. Francaise	52	2,909
Etablissements Maurel et Prom	14,023	226,834
Exmar N.V.	2,989	46,878
Freehold Royalties Ltd.	4,901	98,200
Fuji Oil Co. Ltd.	7,100	23,601
Galp Energia SGPS S.A.	8,839	136,840
Genel Energy PLC*	1,199	19,370
Gibson Energy, Inc.	1,269	30,822

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Gulf Keystone Petroleum Ltd.*	53,798	$138,810
Hellenic Petroleum S.A.	2,655	25,743
Heritage Oil PLC*	23,577	72,846
Hoegh LNG Holdings Ltd.*	387	2,953
Husky Energy, Inc.	8,305	246,480
Idemitsu Kosan Co. Ltd.	400	8,946
Imperial Oil Ltd.	5,905	241,242
Inpex Corp.	18,600	222,503
Ithaca Energy, Inc.*	64,986	148,046
Itochu Enex Co. Ltd.	8,300	48,993
Japan Petroleum Exploration Co.	200	7,501
JX Holdings, Inc.	51,100	249,024
Karoon Gas Australia Ltd.*	10,916	30,573
Kelt Exploration Ltd.*	5,800	56,182
Keyera Corp.	1,462	86,544
KrisEnergy Ltd.*	14,000	7,284
Legacy Oil + Gas, Inc.*	8,798	44,426
Lightstream Resources Ltd.	32,929	183,407
Lundin Petroleum AB*	5,236	90,543
MEG Energy Corp.*	2,518	69,717
Motor Oil Hellas Corinth Refineries S.A.	397	4,572
Naphtha Israel Petroleum Corp. Ltd.*	5,509	37,463
Neste Oil Oyj	1,751	31,287
New Hope Corp. Ltd.	2,558	7,811
Newocean Energy Holdings Ltd.	208,000	177,334
Nippon Gas Co. Ltd.	3,400	36,039
NuVista Energy Ltd.*	8,513	62,915
OMV AG	3,520	152,375
Ophir Energy PLC*	7,509	34,480
Origin Energy Ltd.	23,326	284,520
Pacific Rubiales Energy Corp.	7,753	117,726
Paladin Energy Ltd.*	60,071	26,468
Paramount Resources Ltd., Class A*	487	18,306
Parex Resources, Inc.*	7,102	46,563

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Parkland Fuel Corp.	4,726	$76,213
Paz Oil Co. Ltd.	140	20,735
Pembina Pipeline Corp.	5,919	202,954
Pengrowth Energy Corp.	5,720	36,938
Penn West Petroleum Ltd.	10,337	77,230
Peyto Exploration & Development Corp.	4,034	118,095
Premier Oil PLC	84,782	378,434
Raging River Exploration, Inc.*	10,400	64,828
Repsol S.A.	17,350	406,646
Roc Oil Co. Ltd.*	84,453	33,895
Rockhopper Exploration PLC*	10,997	24,263
Royal Dutch Shell PLC, Class A	80,013	2,766,047
Royal Dutch Shell PLC, Class B	51,281	1,875,180
San-Ai Oil Co. Ltd.	10,000	48,537
Santos Ltd.	19,557	227,627
Saras SpA*	2,042	2,484
Senex Energy Ltd.*	44,702	25,742
Showa Shell Sekiyu KK	2,400	23,109
Sinanen Co. Ltd.	9,000	36,535
Soco International PLC*	27,832	188,588
Statoil ASA	21,090	498,267
Suncor Energy, Inc.	31,495	1,033,591
Sunshine Oilsands Ltd.*	136,891	27,150
Surge Energy, Inc.	6,135	33,950
Talisman Energy, Inc.	20,137	216,550
TonenGeneral Sekiyu KK	5,000	43,928
TORC Oil & Gas Ltd.	2,401	21,341
Total Gabon	57	34,976
Total S.A.	44,359	2,532,793
Tourmaline Oil Corp.*	2,585	109,178
TransCanada Corp.	14,860	645,339
TransGlobe Energy Corp.*	13,814	100,233
Trilogy Energy Corp.	806	18,499
Tullow Oil PLC	18,871	245,162
United Energy Group Ltd.*	560,000	83,660
Veresen, Inc.	1,131	15,135

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Vermilion Energy, Inc.	1,702	$93,607
Whitecap Resources, Inc.	7,480	79,231
Whitehaven Coal Ltd.*	33,533	52,517
Woodside Petroleum Ltd.	13,364	435,854

		27,036,854
Paper & Forest Products - 0.3%
Ahlstrom Oyj	885	9,249
Ainsworth Lumber Co. Ltd.*	21,215	76,872
Canfor Corp.*	300	7,714
Canfor Pulp Products, Inc.	900	9,767
Daiken Corp.	2,000	5,197
Daio Paper Corp.	14,000	121,900
Ence Energia y Celulosa S.A.	17,944	65,941
Hokuetsu Kishu Paper Co. Ltd.	22,000	97,289
Holmen AB, Class B	194	6,713
Metsa Board Oyj	6,595	26,236
Mitsubishi Paper Mills Ltd.*	51,000	49,507
Mondi PLC	8,675	131,592
Nippon Paper Industries Co. Ltd.	1,000	18,267
Norbord Inc.	3,724	104,310
Oji Holdings Corp.	8,000	38,280
Semapa-Sociedade de Investimento e Gestao	12,345	164,814
Stella-Jones, Inc.	2,228	52,076
Stora Enso Oyj, Class R	12,277	114,900
UPM-Kymmene Oyj	9,725	149,245
West Fraser Timber Co. Ltd.	2,520	129,260

		1,379,129
Personal Products - 0.5%
Aderans Co. Ltd.	500	5,413
Atrium Innovations, Inc.*	4,420	95,064
Beiersdorf AG	1,938	191,935
Dr Ci:Labo Co. Ltd.	400	12,218
Euglena Co. Ltd.*	1,700	20,636
Fancl Corp.	2,500	27,676
Kao Corp.	10,200	327,548

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Kobayashi Pharmaceutical Co. Ltd.	100	$5,471
Kose Corp.	200	6,324
L’Oreal S.A.	5,006	823,603
Mandom Corp.	800	27,690
Milbon Co. Ltd.	240	8,648
Noevir Holdings Co. Ltd.	1,900	35,118
Oriflame Cosmetics S.A. (ADR)	7,596	209,795
Pola Orbis Holdings, Inc.	900	30,357
Shiseido Co. Ltd.	6,800	109,149

		1,936,645
Pharmaceuticals - 6.0%
Acrux Ltd.	6,628	13,416
ALK-Abello A/S	286	37,371
Almirall S.A.	1,079	17,228
Astellas Pharma, Inc.	8,700	545,792
AstraZeneca PLC	26,259	1,665,149
Bayer AG (Registered)	16,671	2,200,731
BTG PLC*	21,597	210,300
Chugai Pharmaceutical Co. Ltd.	3,900	89,637
Daiichi Sankyo Co. Ltd.	14,800	250,041
Dainippon Sumitomo Pharma Co. Ltd.	3,800	65,802
Eisai Co. Ltd.	4,700	181,714
Faes Farma S.A.^	220	783
Faes Farma S.A.	13,863	49,355
Financiere de Tubize S.A.	179	11,514
Fuso Pharmaceutical Industries Ltd.	13,000	44,232
Galenica AG	70	66,858
GlaxoSmithKline PLC	96,221	2,473,222
H Lundbeck A/S	500	12,389
Haw Par Corp. Ltd.	3,200	20,904
Hikma Pharmaceuticals PLC	2,711	53,509
Hisamitsu Pharmaceutical Co. Inc.	900	40,947
Ipsen S.A.	715	30,011
JCR Pharmaceuticals Co. Ltd.	600	13,025

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Kaken Pharmaceutical Co. Ltd.	1,000	$16,100
Kissei Pharmaceutical Co. Ltd.	1,400	33,536
KYORIN Holdings, Inc.	1,000	22,641
Kyowa Hakko Kirin Co. Ltd.	3,000	30,857
Meda AB, Class A	3,598	43,833
Merck KGaA	1,360	211,188
Mitsubishi Tanabe Pharma Corp.	4,600	68,108
Mochida Pharmaceutical Co. Ltd.	500	29,171
Nichi-iko Pharmaceutical Co. Ltd.	1,200	17,991
Nippon Shinyaku Co. Ltd.	3,000	59,068
Novartis AG (Registered)	45,834	3,633,723
Novo Nordisk A/S, Class B	40,038	1,584,689
Ono Pharmaceutical Co. Ltd.	1,400	122,587
Orion Oyj, Class B	1,450	37,896
Otsuka Holdings Co. Ltd.	6,900	212,849
Paladin Labs, Inc.*	600	66,729
Recordati SpA	2,678	41,929
Roche Holding AG	14,761	4,063,345
Rohto Pharmaceutical Co. Ltd.	1,000	16,149
Sanofi	24,210	2,376,803
Santen Pharmaceutical Co. Ltd.	900	38,212
Sawai Pharmaceutical Co. Ltd.	400	24,043
Seikagaku Corp.	1,800	27,128
Shionogi & Co. Ltd.	7,900	164,143
Shire PLC	11,325	566,365
Stada Arzneimittel AG	3,997	190,758
Stallergenes S.A.	250	19,116
Taisho Pharmaceutical Holdings Co. Ltd.	400	29,181
Takeda Pharmaceutical Co. Ltd.	16,400	770,753
Teva Pharmaceutical Industries Ltd.	17,182	765,293

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Torii Pharmaceutical Co. Ltd.	700	$21,484
Towa Pharmaceutical Co. Ltd.	300	12,237
Tsumura & Co.	900	22,397
UCB S.A.	2,347	166,133
The United Laboratories International Holdings Ltd.*	18,000	10,339
Valeant Pharmaceuticals International, Inc.*	6,905	935,964
Virbac S.A.	176	39,328
ZERIA Pharmaceutical Co. Ltd.	1,100	29,402

		24,615,398
Professional Services - 0.7%
Adecco S.A. (Registered)*	2,315	182,383
AF AB, Class B	3,044	98,581
ALS Ltd.	4,560	31,630
Bertrandt AG	104	15,476
Brunel International N.V.	716	42,113
Bureau Veritas S.A.	4,224	109,910
Capita PLC	13,127	212,176
DKSH Holding AG*	322	21,955
en-japan, Inc.	500	11,521
Experian PLC	21,285	363,801
Hays PLC	96,900	211,484
Intertek Group PLC	2,927	136,230
McMillan Shakespeare Ltd.	3,505	36,269
Meitec Corp.	2,400	64,739
Michael Page International PLC	20,300	148,528
Nihon M&A Center, Inc.	400	33,574
Randstad Holding N.V.	2,415	153,474
SAI Global Ltd.	14,655	47,949
Seek Ltd.	5,649	61,166
SGS S.A.	103	233,489
Stantec, Inc.	1,078	65,534
Sthree PLC	9,133	57,562
Teleperformance S.A.	3,490	204,259
Temp Holdings Co. Ltd.	1,900	57,754

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
USG People N.V.	7,200	$113,116
WS Atkins PLC	9,081	203,118

		2,917,791
Real Estate Investment Trusts (REITs) - 2.2%
Abacus Property Group	25,649	50,128
Activia Properties, Inc.	3	25,151
Advance Residence Investment Corp.	20	42,595
Allied Properties Real Estate Investment Trust	122	3,578
Altarea	518	91,335
ANF Immobilier	366	11,747
Artis Real Estate Investment Trust	7,285	98,597
Ascendas Real Estate Investment Trust	24,000	39,994
Ascott Residence Trust	21,600	20,025
Australand Property Group	11,558	39,127
Befimmo S.A.	1,816	123,624
Beni Stabili SpA	50,234	37,259
Big Yellow Group PLC	5,819	49,538
Boardwalk Real Estate Investment Trust	307	16,108
British Land Co. PLC	23,505	253,601
Brookfield Canada Office Properties	200	4,531
BWP Trust	20,265	39,252
Cache Logistics Trust	25,000	21,417
Calloway Real Estate Investment Trust	780	17,385
Cambridge Industrial Trust	245,000	132,256
Canadian Apartment Properties REIT	444	8,438
Canadian Real Estate Investment Trust	100	3,814
CapitaCommercial Trust	16,000	17,775
CapitaMall Trust	27,000	39,501
CapitaRetail China Trust	37,540	38,768
CDL Hospitality Trusts	4,000	5,023
CFS Retail Property Trust Group	57,023	96,520
Champion REIT	51,000	21,675
Charter Hall Group	13,598	44,016

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Charter Hall Retail REIT	23,225	$72,544
Chartwell Retirement Residences	346	3,305
Cofinimmo	1,454	169,275
Cominar Real Estate Investment Trust, Class U	1,600	26,663
Commonwealth Property Office Fund	71,543	76,778
Corio N.V.	11,254	478,821
Crombie Real Estate Investment Trust	1,400	16,725
Cromwell Property Group	108,261	90,207
Daiwa House REIT Investment Corp.	5	42,212
Daiwa Office Investment Corp.	2	9,560
Daiwahouse Residential Investment Corp.	2	8,384
Derwent London PLC	3,116	127,513
Dexus Property Group	91,122	79,106
DNZ Property Fund Ltd.	34,981	43,002
Dundee International Real Estate Investment Trust	5,589	44,363
Dundee Real Estate Investment Trust, Class A	507	13,328
Eurocommercial Properties N.V.	2,945	121,130
Far East Hospitality Trust	32,000	19,653
Federation Centres Ltd.	41,692	82,574
Fonciere des Murs	9,726	272,157
Fonciere Des Regions	4,659	382,000
Fortune Real Estate Investment Trust	21,000	16,200
Frasers Centrepoint Trust	10,000	13,300
Frasers Commercial Trust	51,000	49,875
Frontier Real Estate Investment Corp.	8	41,339
Fukuoka REIT Co.	5	42,163
Gecina S.A.	279	34,058
Global One Real Estate Investment Corp.	6	41,712
GLP J-Reit	44	45,862
Goodman Group	35,159	143,258

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Goodman Property Trust	52,532	$40,998
GPT Group	33,525	105,595
Granite Real Estate Investment Trust	2,541	87,036
Great Portland Estates PLC	11,154	110,811
Growthpoint Properties Australia Ltd.	15,920	34,448
H&R Real Estate Investment Trust	1,437	27,259
Hammerson PLC	10,472	90,440
Hankyu Reit, Inc.	5	26,965
Heiwa Real Estate REIT, Inc.	47	37,698
ICADE	687	60,312
Industrial & Infrastructure Fund Investment Corp.	1	8,295
InnVest Real Estate Investment Trust	1,100	5,032
Intu Properties PLC	18,837	97,702
Investa Office Fund	35,032	94,753
Japan Excellent, Inc.	5	5,991
Japan Hotel REIT Investment Corp.	185	89,793
Japan Logistics Fund, Inc.	15	33,431
Japan Prime Realty Investment Corp.	13	44,742
Japan Real Estate Investment Corp.	30	155,611
Japan Rental Housing Investments, Inc.	37	23,219
Japan Retail Fund Investment Corp.	38	76,645
Kenedix Realty Investment Corp.	3	15,032
Keppel REIT	3,160	2,781
Kiwi Income Property Trust	2,741	2,450
Klepierre	3,096	134,355
Land Securities Group PLC	18,466	312,280
The Link REIT	45,801	207,039
Lippo Malls Indonesia Retail Trust	39,000	12,510

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Londonmetric Property PLC	13,999	$31,703
Mapletree Commercial Trust	4,000	3,646
Mapletree Industrial Trust	5,070	5,196
Mapletree Logistics Trust	5,067	3,984
Mercialys S.A.	1,703	34,885
MID Reit, Inc.	7	16,054
Mirvac Group	66,643	97,104
Morguard Real Estate Investment Trust	1,800	26,396
Mori Hills REIT Investment Corp.	20	26,651
Mori Trust Sogo Reit, Inc.	3	24,445
Nieuwe Steen Investments N.V.	21,169	125,580
Nippon Accommodations Fund, Inc.	4	27,847
Nippon Building Fund, Inc.	29	165,779
Nippon Prologis REIT, Inc.	6	60,891
Nomura Real Estate Office Fund, Inc.	5	22,185
Nomura Real Estate Residential Fund, Inc.	7	36,653
Northern Property Real Estate Investment Trust	1,729	45,111
Orix JREIT, Inc.	25	33,338
OUE Hospitality Trust*	125,000	85,570
Parkway Life Real Estate Investment Trust	29,000	51,275
Premier Investment Corp.	9	35,123
Property for Industry Ltd.	45,300	46,345
Regal Real Estate Investment Trust	56,000	15,001
RioCan Real Estate Investment Trust	5,173	114,971
Segro PLC	23,128	128,131
Sekisui House SI Investment Co.	8	41,889
Shaftesbury PLC	12,929	132,376
Starhill Global REIT	29,000	17,356
Stockland	53,940	170,837

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Suntec Real Estate Investment Trust	21,000	$26,451
Tokyu REIT, Inc.	40	48,360
Top REIT, Inc.	8	36,711
Unibail-Rodamco SE	1,995	480,767
United Urban Investment Corp.	31	46,476
Vastned Retail N.V.	3,479	166,552
Warehouses De Pauw S.C.A.	601	42,874
Wereldhave N.V.	1,363	103,667
Westfield Group	42,841	381,264
Westfield Retail Trust	60,972	160,658
Workspace Group PLC	7,149	63,797

		9,126,967
Real Estate Management & Development - 2.4%
Aeon Mall Co. Ltd.	2,190	65,065
Africa Israel Investments Ltd.*	13,817	30,810
Airport City Ltd.*	5,200	47,976
Allreal Holding AG*	438	60,986
Amot Investments Ltd.	8,298	24,608
Argosy Property Ltd.	33,123	24,377
Ascendas India Trust	132,000	70,740
Atrium European Real Estate Ltd.*	1,234	6,933
Atrium Ljungberg AB, Class B	1,034	14,090
Aveo Group	21,223	39,441
Azrieli Group	639	20,239
Brookfield Asset Management, Inc., Class A	12,345	468,356
Brookfield Office Properties, Inc.	7,012	130,938
Bukit Sembawang Estates Ltd.	22,000	97,418
CA Immobilien Anlagen AG*	6,840	118,991
Capital & Counties Properties PLC	3,782	22,109
CapitaLand Ltd.	68,000	146,832
CapitaMalls Asia Ltd.	10,000	13,769

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Castellum AB	1,191	$19,031
Cheung Kong Holdings Ltd.	28,000	414,331
Chinese Estates Holdings Ltd.	7,000	16,443
City Developments Ltd.	5,000	34,228
Citycon Oyj	13,467	45,947
CLS Holdings PLC*	280	5,757
Conwert Immobilien Invest SE*	3,153	40,866
Countrywide PLC	4,568	42,867
Daejan Holdings PLC	701	55,875
Daibiru Corp.	400	4,601
Daikyo, Inc.	2,000	4,942
Daito Trust Construction Co. Ltd.	1,300	124,156
Daiwa House Industry Co. Ltd.	12,000	231,093
Deutsche Euroshop AG	1,910	80,685
Deutsche Wohnen AG	16,668	312,327
Dolphin Capital Investors Ltd.*	10,829	6,540
Emperor International Holdings	148,000	38,883
Fabege AB	9,488	120,517
Far East Orchard Ltd.	26,000	34,376
Fastighets AB Balder, Class B*	7,006	74,649
First Capital Realty, Inc.	1,846	28,958
FirstService Corp.	1,004	40,450
Foxtons Group PLC*	11,073	63,820
Fragrance Group Ltd.	54,000	9,083
GAGFAH S.A.*	3,187	45,815
Gazit-Globe Ltd.	475	5,922
Global Logistic Properties Ltd.	83,000	182,468
Goldcrest Co. Ltd.	1,000	24,817
Grainger PLC	28,563	99,845
Great Eagle Holdings Ltd.	8,000	26,221
GuocoLand Ltd.	20,000	34,423
Hang Lung Group Ltd.	10,000	45,848
Hang Lung Properties Ltd.	58,000	160,970

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Heiwa Real Estate Co. Ltd.	900	$14,129
Henderson Land Development Co. Ltd.	28,752	154,780
HKR International Ltd.	171,200	78,933
Ho Bee Investment Ltd.	8,000	12,518
Hufvudstaden AB, Class A	283	3,798
Hulic Co. Ltd.	3,800	48,923
Hydoo International Holding Ltd.*	96,000	38,574
Hysan Development Co. Ltd.	6,000	23,722
IMMOFINANZ AG*	23,195	109,447
Jerusalem Economy Ltd.	3,682	31,722
K Wah International Holdings Ltd.	208,579	162,784
Kabuki-Za Co. Ltd.	1,000	48,635
Kenedix, Inc.*	2,300	9,404
Keppel Land Ltd.	9,000	22,250
Kerry Properties Ltd.	11,500	36,952
Killam Properties, Inc.	5,663	53,737
Klovern AB	19,362	96,127
Kowloon Development Co. Ltd.	48,000	55,821
Kungsleden AB	27,915	202,981
LEG Immobilien AG*	1,685	100,311
Lend Lease Group	9,625	88,429
Leopalace21 Corp.*	7,900	41,985
Melisron Ltd.	1,917	50,098
Midland Holdings Ltd.	110,000	50,433
Mitsubishi Estate Co. Ltd.	26,000	648,821
Mitsui Fudosan Co. Ltd.	16,000	515,997
Mobimo Holding AG*	510	106,488
Morguard Corp.	1,142	128,319
New World Development Co. Ltd.	106,575	133,136
Nomura Real Estate Holdings, Inc.	2,100	43,159
Norstar Holdings, Inc.	2,107	56,422
Norwegian Property ASA	13,388	15,432
NTT Urban Development Corp.	800	7,954

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Open House Co. Ltd.	600	$10,807
Oxley Holdings Ltd.	92,000	37,788
Peet Ltd.*	5,644	6,796
Polytec Asset Holdings Ltd.	95,000	13,825
Precinct Properties New Zealand Ltd.	22,735	18,111
PSP Swiss Property AG*	2,210	190,582
Raysum Co. Ltd.*	6	8,348
Relo Holdings, Inc.	2,000	105,702
Savills PLC	5,186	53,268
Sinarmas Land Ltd.	32,000	11,641
Sino Land Co. Ltd.	78,165	103,887
Songbird Estates PLC*	12,519	38,063
Sponda Oyi	5,255	25,441
St Modwen Properties PLC	11,199	70,694
Sumitomo Real Estate Sales Co. Ltd.	1,100	34,623
Sumitomo Realty & Development Co. Ltd.	8,000	360,210
Sun Frontier Fudousan Co. Ltd.	1,000	13,649
Sun Hung Kai Properties Ltd.	35,000	427,313
Swire Pacific Ltd.	12,500	25,822
Swire Pacific Ltd., Class A	17,000	183,469
Swire Properties Ltd.	34,800	89,859
Swiss Prime Site AG (Registered)*	3,050	237,426
TAG Immobilien AG	9,454	114,552
Takara Leben Co. Ltd.	10,700	34,938
TOC Co. Ltd.	2,600	19,171
Tokyo Tatemono Co. Ltd.	6,000	57,067
UK Commercial Property Trust	32,696	41,322
Unite Group PLC	7,286	49,070
UOL Group Ltd.	9,000	41,332
Wallenstam AB, Class B	1,505	23,036
Wharf Holdings Ltd.	34,000	232,073
Wheelock & Co. Ltd.	17,000	69,184
Wheelock Properties Singapore Ltd.	28,000	34,502

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Wihlborgs Fastigheter AB	4,583	$83,837
Wing Tai Holdings Ltd.	3,000	4,060

		9,944,121
Road & Rail - 1.4%
Asciano Ltd.	20,502	100,531
Aurizon Holdings Ltd.	39,782	170,772
Canadian National Railway Co.	17,680	945,249
Canadian Pacific Railway Ltd.	3,536	535,466
Central Japan Railway Co.	2,600	288,591
ComfortDelGro Corp. Ltd.	36,000	54,499
DSV A/S	4,388	140,685
East Japan Railway Co.	6,800	508,875
Firstgroup PLC*	190,612	417,264
Fukuyama Transporting Co. Ltd.	5,000	27,308
Go-Ahead Group PLC	8,162	265,192
Hankyu Hanshin Holdings, Inc.	27,000	138,197
Hitachi Transport System Ltd.	2,000	31,985
Kanagawa Chuo Kotsu Co. Ltd.	6,000	29,593
Keikyu Corp.	7,000	55,871
Keio Corp.	6,000	38,947
Keisei Electric Railway Co. Ltd.	3,000	26,945
Kintetsu Corp.	40,000	138,844
Maruzen Showa Unyu Co. Ltd.	8,000	26,200
MTR Corp. Ltd.	39,000	137,872
Nagoya Railroad Co. Ltd.	8,000	24,004
Nankai Electric Railway Co. Ltd.	10,000	35,299
National Express Group PLC	61,317	293,950
Nippon Express Co. Ltd.	16,000	76,247
Nippon Konpo Unyu Soko Co. Ltd.	2,200	39,649
Nishi-Nippon Railroad Co. Ltd.	1,000	3,824

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Odakyu Electric Railway Co. Ltd.	17,000	$151,022
Sankyu, Inc.	43,000	163,593
Seino Holdings Co. Ltd.	2,000	19,179
Senko Co. Ltd.	10,000	49,517
Sixt SE	2,688	88,375
Sixt SE (Preference)	4,049	110,816
SMRT Corp. Ltd.	17,000	15,228
Sotetsu Holdings, Inc.	1,000	3,628
Stagecoach Group PLC	834	4,986
Tobu Railway Co. Ltd.	20,000	93,935
Tokyu Corp.	29,000	182,272
TransForce, Inc.	2,300	49,220
Transport International Holdings Ltd.	4,000	8,047
West Japan Railway Co.	3,400	140,887

		5,632,564
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.	2,300	24,762
Aixtron SE*	5,339	81,503
AMS AG	817	100,586
ARM Holdings PLC	29,042	446,267
ASM International N.V.	3,793	127,109
ASM Pacific Technology Ltd.	2,400	22,502
ASML Holding N.V.	7,091	602,251
CSR PLC	8,001	86,982
Dainippon Screen Manufacturing Co. Ltd.*	1,000	4,805
Dialog Semiconductor PLC*	3,674	71,544
Disco Corp.	300	21,209
EZchip Semiconductor Ltd.*	1,400	34,146
Imagination Technologies Group PLC*	9,937	28,171
Infineon Technologies AG	22,680	234,160
Kontron AG	3,452	23,970
Megachips Corp.	3,300	45,333
Melexis N.V.	996	34,506

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Mimasu Semiconductor Industry Co. Ltd.	500	$4,211
Mitsui High-Tec, Inc.	5,700	38,453
Nordic Semiconductor ASA*	868	4,126
Nuflare Technology, Inc.	100	10,590
REC Silicon ASA*	74,459	32,247
Rohm Co. Ltd.	1,800	91,425
Sanken Electric Co. Ltd.	17,000	118,851
Shindengen Electric Manufacturing Co. Ltd.	8,000	49,968
Shinko Electric Industries Co. Ltd.	12,400	97,269
Silex Systems Ltd.*	720	1,300
SMA Solar Technology AG	1,565	65,615
STMicroelectronics N.V.	11,835	97,149
Sumco Corp.	600	4,677
Tokyo Electron Ltd.	3,400	177,259
Tokyo Seimitsu Co. Ltd.	1,800	35,652
Ulvac, Inc.*	7,900	131,376

		2,949,974
Software - 1.0%
Allot Communications Ltd.*	800	12,816
Aveva Group PLC	3,094	109,324
Capcom Co. Ltd.	400	7,915
COLOPL, Inc.*	1,000	35,789
Computer Modelling Group Ltd.	800	19,825
Constellation Software, Inc.	180	38,638
Dassault Systemes S.A.	1,333	158,028
The Descartes Systems Group, Inc.*	4,000	57,402
DTS Corp.	1,100	20,914
Dwango Co. Ltd.	1,200	30,640
Exact Holding N.V.	922	29,598
Fidessa Group PLC	3,203	121,756
Forgame Holdings Ltd.*	3,700	26,923
Fuji Soft, Inc.	2,300	53,990

	Shares	Value
Common Stocks - (continued)
Software - (continued)
GungHo Online Entertainment, Inc.	6,700	$42,571
Justsystems Corp.*	3,600	31,099
Konami Corp.	1,500	36,211
Micro Focus International PLC	10,041	123,764
Monitise PLC*	49,030	53,585
Nexon Co. Ltd.	2,100	18,491
NICE Systems Ltd.	643	25,151
Nintendo Co. Ltd.	2,200	262,097
NSD Co. Ltd.	5,800	80,188
OBIC Business Consultants Ltd.	1,000	34,074
Open Text Corp.	1,872	185,294
Oracle Corp. Japan	200	8,001
Playtech PLC	4,162	47,162
The Sage Group PLC	26,180	175,673
SAP AG	19,154	1,463,535
Silverlake Axis Ltd.	47,000	31,990
SimCorp A/S	3,653	133,691
Software AG	3,650	135,656
Square Enix Holdings Co. Ltd.	1,800	51,096
Tecmo Koei Holdings Co. Ltd.	1,200	14,743
Temenos Group AG*	6,053	170,432
Trend Micro, Inc.	2,500	78,198
UBISOFT Entertainment*	13,858	193,797
Xero Ltd.*	600	20,133

		4,140,190
Specialty Retail - 1.5%
ABC-Mart, Inc.	400	17,454
Adastria Holdings Co. Ltd.	310	8,207
Alpen Co. Ltd.	2,600	48,260
AOKI Holdings, Inc.	200	3,351
Aoyama Trading Co. Ltd.	500	13,022
ARB Corp. Ltd.	1,725	16,601
Asahi Co. Ltd.	600	8,195
AT-Group Co. Ltd.	4,000	73,364
Autobacs Seven Co. Ltd.	1,400	22,815

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Automotive Holdings Group Ltd.	30,964	$101,310
Bic Camera, Inc.	102	59,809
BMTC Group, Inc., Class A	244	3,029
Carpetright PLC*	268	2,398
Carphone Warehouse Group PLC	20,264	99,509
Chiyoda Co. Ltd.	3,000	59,509
Chow Sang Sang Holdings International Ltd.	7,000	18,796
Chow Tai Fook Jewellery Group Ltd.	16,000	23,655
Clas Ohlson AB, Class B	4,263	72,936
Darty PLC	21,068	45,704
DCM Holdings Co. Ltd.	16,100	109,086
Delek Automotive Systems Ltd.	1,942	20,063
Delticom AG	112	4,867
Dixons Retail PLC*	272,817	195,710
Dufry AG*	1,262	198,291
Dunelm Group PLC	2,565	38,888
EDION Corp.	16,100	90,773
Emperor Watch & Jewellery Ltd.	460,000	30,213
Esprit Holdings Ltd.*	30,800	58,071
Fast Retailing Co. Ltd.	1,000	373,682
Fielmann AG	698	77,957
Folli Follie S.A.*	230	6,932
Geo Holdings Corp.	4,100	39,117
Giordano International Ltd.	138,000	99,171
Gulliver International Co. Ltd.	10,200	73,811
Halfords Group PLC	14,182	106,864
Hennes & Mauritz AB, Class B	20,298	875,646
Hikari Tsushin, Inc.	400	33,652
Honeys Co. Ltd.	5,160	46,194
Howden Joinery Group PLC	26,468	149,375
Inditex S.A.	4,456	665,212
IT Ltd.	50,000	12,685
JB Hi-Fi Ltd.	4,489	70,500

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Jin Co. Ltd.	400	$13,943
Joshin Denki Co. Ltd.	6,000	45,771
JUMBO S.A.*	5,141	87,354
Kathmandu Holdings Ltd.	10,675	27,282
Keiyo Co. Ltd.	2,800	12,904
Kingfisher PLC	46,921	285,007
Kohnan Shoji Co. Ltd.	2,800	29,624
Komeri Co. Ltd.	1,300	31,115
K’s Holdings Corp.	700	18,834
Leon’s Furniture Ltd.	900	12,044
L’Occitane International S.A.	8,750	17,444
Luk Fook Holdings International Ltd.	51,000	165,188
Mekonomen AB	674	16,422
Michael Hill International Ltd.	24,521	26,971
Nafco Co. Ltd.	2,100	32,431
Nishimatsuya Chain Co. Ltd.	7,900	62,899
Nitori Holdings Co. Ltd.	350	34,216
OSIM International Ltd.	10,000	18,542
Pal Co. Ltd.	600	11,584
Paris Miki Holdings, Inc.	6,600	29,704
Premier Investments Ltd.	1,404	9,347
Reitmans Canada Ltd., Class A	5,900	29,422
RONA, Inc.	17,939	200,958
SA SA International Holdings Ltd.	26,000	24,879
Sanrio Co. Ltd.	500	18,606
Shimachu Co. Ltd.	1,400	31,491
Shimamura Co. Ltd.	500	44,614
Sports Direct International PLC*	3,304	37,141
Super Retail Group Ltd.	315	2,944
SuperGroup PLC*	1,528	38,748
T-Gaia Corp.	3,400	42,106
Trinity Ltd.	158,000	45,377
Tsutsumi Jewelry Co. Ltd.	500	11,556
United Arrows Ltd.	200	6,511
USS Co. Ltd.	3,500	48,389

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Valora Holding AG	757	$195,174
WH Smith PLC	8,909	152,711
World Duty Free SpA*	3,288	47,799
Xebio Co. Ltd.	3,600	72,505
Yamada Denki Co. Ltd.	18,700	64,910

		6,179,151
Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG	4,149	463,781
Asics Corp.	2,300	40,301
Bijou Brigitte AG	254	25,323
Brunello Cucinelli SpA	820	22,393
Burberry Group PLC	8,843	210,438
Christian Dior S.A.	1,163	212,827
Cie Financiere Richemont S.A.	10,609	985,753
Delta-Galil Industries Ltd.	1,795	52,314
Geox SpA	2,499	10,103
Gerry Weber International AG	1,179	52,468
Gildan Activewear, Inc.	3,040	161,904
Gunze Ltd.	2,000	5,256
Hermes International	308	98,127
Hugo Boss AG	192	24,313
IC Companys A/S	941	25,935
The Japan Wool Textile Co. Ltd.	6,000	43,595
Kering	1,462	291,892
Kurabo Industries Ltd.	9,000	16,414
Li & Fung Ltd.	142,000	197,507
Luxottica Group SpA	3,232	171,900
LVMH Moet Hennessy Louis Vuitton S.A.	5,307	945,765
Mulberry Group PLC	152	1,673
Onward Holdings Co. Ltd.	1,000	7,295
Pacific Textiles Holdings Ltd.	28,000	39,738
Pandora A/S	1,592	91,121
Puma SE	125	35,560
Safilo Group SpA*	2,113	49,125
Salvatore Ferragamo SpA	939	29,099

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Samsonite International S.A.	21,000	$58,012
Sanyo Shokai Ltd.	24,000	64,715
Seiko Holdings Corp.	25,000	125,018
Seiren Co. Ltd.	10,800	84,718
Stella International Holdings Ltd.	17,500	41,199
The Swatch Group AG	1,328	439,385
Texwinca Holdings Ltd.	104,000	99,784
Tod’s SpA	231	31,557
TSI Holdings Co Ltd.	4,800	28,898
Unitika Ltd.*	42,000	26,769
Wacoal Holdings Corp.	3,000	31,211
Yondoshi Holdings, Inc.	1,500	23,871
Yue Yuen Industrial Holdings Ltd.	12,500	38,636

		5,405,693
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG*	4,374	161,266
First National Financial Corp.	2,172	43,987
Genworth MI Canada, Inc.	1,000	29,876
Home Capital Group, Inc.	70	4,846
Paragon Group of Cos. PLC	24,142	139,303

		379,278
Tobacco - 0.8%
British American Tobacco PLC	38,184	1,829,892
Imperial Tobacco Group PLC	19,857	725,454
Japan Tobacco, Inc.	22,100	692,785
Swedish Match AB	3,740	109,694

		3,357,825
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	8,502	110,314
BayWa AG	1,635	85,329
Brenntag AG	1,022	176,412
Bunzl PLC	6,426	146,584
Cramo Oyj	4,590	91,176
Finning International, Inc.	3,741	90,425

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Grafton Group PLC	15,899	$155,338
Hanwa Co. Ltd.	35,000	182,919
Inaba Denki Sangyo Co. Ltd.	4,200	134,255
Inabata & Co. Ltd.	4,600	51,915
Indutrade AB	760	32,972
ITOCHU Corp.	30,700	380,796
Iwatani Corp.	37,000	216,591
Japan Pulp & Paper Co. Ltd.	9,000	28,681
Kamei Corp.	1,000	7,570
Kanamoto Co. Ltd.	1,000	26,210
Kanematsu Corp.	107,000	186,753
Kloeckner & Co. SE*	7,387	110,376
Kuroda Electric Co. Ltd.	4,500	69,672
Marubeni Corp.	37,000	262,303
MISUMI Group, Inc.	700	20,378
Mitani Corp.	2,800	59,001
Mitsubishi Corp.	28,700	535,531
Mitsui & Co. Ltd.	37,700	511,982
MonotaRO Co. Ltd.	400	8,676
Nagase & Co. Ltd.	4,900	58,424
NEC Capital Solutions Ltd.	500	12,011
Nichiden Corp.	300	6,551
Nippon Steel & Sumikin Bussan Corp.	26,000	99,681
Nishio Rent All Co. Ltd.	1,100	29,586
Noble Group Ltd.	141,000	104,796
Ramirent Oyj	2,223	26,351
Reece Australia Ltd.	839	24,516
Rexel S.A.	5,032	129,271
Richelieu Hardware Ltd.	424	16,953
Russel Metals, Inc.	1,819	46,807
Seven Group Holdings Ltd.	1,044	7,087
SIG PLC	25,086	80,888
Sojitz Corp.	14,900	26,006
Solar A/S, Class B	1,354	87,605
Sumitomo Corp.	20,600	260,568
Tat Hong Holdings Ltd.	47,000	30,152
Toromont Industries Ltd.	5,907	136,317

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Toyota Tsusho Corp.	4,300	$102,751
Travis Perkins PLC	3,911	111,775
Trusco Nakayama Corp.	5,000	116,537
Wajax Corp.	1,643	53,065
Wakita & Co. Ltd.	2,000	22,631
Wolseley PLC	5,457	294,340
Yamazen Corp.	6,900	40,662
Yuasa Trading Co. Ltd.	35,000	73,785

		5,681,275
Transportation Infrastructure - 0.5%
Abertis Infraestructuras S.A.	8,335	186,306
Aeroports de Paris	1,023	115,470
Ansaldo STS SpA	11,322	126,192
Atlantia SpA	7,041	160,468
Auckland International Airport Ltd.	9,106	26,880
Autostrada Torino-Milano SpA	5,921	88,950
BBA Aviation PLC	33,842	171,636
Flughafen Wien AG	967	77,786
Flughafen Zuerich AG	158	92,987
Fraport AG Frankfurt Airport Services Worldwide	267	19,757
Groupe Eurotunnel S.A.	30,303	334,522
Hamburger Hafen und Logistik AG	727	18,186
Hong Kong Aircraft Engineering Co. Ltd.	2,800	36,241
Japan Airport Terminal Co. Ltd.	500	10,207
Kamigumi Co. Ltd.	1,000	9,060
Kobenhavns Lufthavne	50	25,908
Koninklijke Vopak N.V.	1,853	101,904
Mitsubishi Logistics Corp.	3,000	42,800
Mitsui-Soko Co. Ltd.	2,000	8,884
Nissin Corp.	4,000	11,100
Port of Tauranga Ltd.	3,261	38,241
Qube Holdings Ltd.	17,123	31,075
SATS Ltd.	19,000	46,526
SIA Engineering Co. Ltd.	5,000	19,285

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Societa Iniziative Autostradali e Servizi SpA	1,647	$16,436
The Sumitomo Warehouse Co. Ltd.	21,000	113,458
Sydney Airport	23,656	81,321
Transurban Group	29,004	174,864
Westshore Terminals Investment Corp.	134	4,257

		2,190,707
Water Utilities - 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	50,758
Hyflux Ltd.	15,000	13,496
Pennon Group PLC	7,656	86,566
Severn Trent PLC	4,627	131,325
United Utilities Group PLC	13,125	154,443

		436,588
Wireless Telecommunication Services - 1.8%
Freenet AG*	17,116	522,456
KDDI Corp.	10,700	598,554
M1 Ltd.	7,000	18,401
Millicom International Cellular S.A.	1,158	112,860
Mobistar S.A.	3,894	73,622
NTT DOCOMO, Inc.	31,500	513,649
Okinawa Cellular Telephone Co.	2,600	68,196
Rogers Communications, Inc., Class B	8,075	339,310
SmarTone Telecommunications Holdings Ltd.	47,000	51,753
Softbank Corp.	19,041	1,412,042
Sonaecom - SGPS S.A.	19,602	62,887
StarHub Ltd.	9,000	30,066
Tele2 AB, Class B	9,187	101,326
Vodafone Group PLC	963,471	3,587,230

		7,492,352

Total Common Stocks (Cost $390,633,013)		409,358,105

	No. of Rights	Value
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/13/14 at 0.43 EUR*	1,747	$994
Atlantia SpA, expiring 12/04/14 at 12.14 EUR*^	756	75
Banco Popular Espanol S.A., expiring 02/14/14 at 0.04 EUR*	33,605	1,858
Raiffeisen Bank International AG, expiring 02/07/14 at 28.50 EUR*^	308	—

Total Rights (Cost $—)		2,927

Total Investment Securities (Cost $390,633,013) — 99.6%		409,361,032

Other assets less liabilities — 0.4%		1,697,834

Net Assets — 100.0%		$411,058,866

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $62,603 or 0.02% of net assets.
(a)	144A security — Certain conditions for public sale may exist.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
SEK	— Swedish Krona
USD	— US Dollar

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,466,587
Aggregate gross unrealized depreciation	(10,707,666)

Net unrealized appreciation	$17,758,921

Federal income tax cost of investments	$391,602,111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	13	03/21/14	$529,090	$3,857
FTSE 100® Index Futures Contracts	4	03/21/14	424,569	(3,068)
Hang Seng Index Futures Contract	1	02/27/14	141,723	(3,500)
Nikki 225 Index Futures Contracts	4	03/13/14	291,121	(20,634)
S&P Toronto Stock Exchange 60® Index Futures Contracts	3	03/20/14	421,956	18,215
SPI 200® Futures Contract	1	03/20/14	112,182	1,960

				$(3,170)

Cash collateral in the amount of $395,414 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2014:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
AUD	225,632	UBS AG	USD	200,000	03/19/14	$(3,682)
AUD	878,527	UBS AG	USD	780,000	04/10/14	(16,775)
GBP	76,114	Goldman Sachs Capital	USD	125,000	03/19/14	51
GBP	77,976	Morgan Stanley	USD	127,000	03/19/14	1,110
GBP	367,051	UBS AG	USD	600,000	03/19/14	3,044
GBP	1,458,169	UBS AG	USD	2,400,000	04/10/14	(4,728)
CAD	321,000	UBS AG	USD	300,000	03/19/14	(12,373)
CAD	1,233,651	UBS AG	USD	1,140,000	04/09/14	(35,178)
DKK	986,598	UBS AG	USD	180,000	04/10/14	(1,583)
EUR	85,195	UBS AG	USD	117,000	03/19/14	(2,109)
EUR	804,652	UBS AG	USD	1,100,000	03/19/14	(14,871)
EUR	2,573,529	UBS AG	USD	3,500,000	04/10/14	(29,379)
HKD	775,375	UBS AG	USD	100,000	03/19/14	(132)
HKD	1,783,155	UBS AG	USD	230,000	04/10/14	(324)
JPY	83,236,000	UBS AG	USD	800,000	03/19/14	16,330
JPY	256,723,250	UBS AG	USD	2,450,000	04/10/14	68,108
NZD	12,140	UBS AG	USD	10,000	04/10/14	(228)
NOK	558,851	UBS AG	USD	90,000	04/10/14	(1,358)
ILS	70,163	UBS AG	USD	20,000	04/10/14	(90)
SGD	177,877	UBS AG	USD	140,000	04/10/14	(835)
SEK	2,692,163	UBS AG	USD	410,000	04/10/14	821
CHF	268,500	UBS AG	USD	300,000	03/19/14	(3,427)
CHF	772,097	UBS AG	USD	850,000	04/10/14	2,998

						$(34,610)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2014 (Unaudited)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	199,614	Morgan Stanley	AUD	225,632	03/19/14	$3,296
USD	776,593	UBS AG	AUD	878,527	04/10/14	13,368
USD	733,451	UBS AG	GBP	445,027	03/19/14	2,296
USD	2,398,131	Citibank N.A.	GBP	1,458,169	04/10/14	2,859
USD	299,588	UBS AG	CAD	321,000	03/19/14	11,962
USD	1,135,275	Citibank N.A.	CAD	1,233,651	04/09/14	30,453
USD	179,819	Citibank N.A.	DKK	986,598	04/10/14	1,402
USD	986,140	UBS AG	EUR	715,000	03/19/14	21,913
USD	3,492,593	Goldman Sachs Capital	EUR	2,573,529	04/10/14	21,972
USD	100,000	Morgan Stanley	HKD	775,361	03/19/14	134
USD	229,983	Citibank N.A.	HKD	1,783,156	04/10/14	307
USD	791,970	Morgan Stanley	JPY	83,236,000	03/19/14	(24,360)
USD	2,447,356	Citibank N.A.	JPY	256,723,250	04/10/14	(70,752)
USD	9,962	UBS AG	NZD	12,140	04/10/14	190
USD	89,919	Morgan Stanley	NOK	558,851	04/10/14	1,277
USD	20,010	Morgan Stanley	ILS	70,163	04/10/14	100
USD	139,965	Goldman Sachs Capital	SGD	177,877	04/10/14	800
USD	409,328	Goldman Sachs Capital	SEK	2,692,162	04/10/14	(1,493)
USD	302,196	UBS AG	CHF	268,500	03/19/14	5,623
USD	849,175	Morgan Stanley	CHF	772,097	04/10/14	(3,823)

						$17,524

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	6.2%
Austria	0.4
Belgium	1.2
Canada	9.1
Denmark	1.4
Finland	0.8
France	8.4
Germany	7.9
Greece	0.2
Hong Kong	2.7
Ireland	0.4
Israel	0.5
Italy	2.1
Japan	20.2
Netherlands	2.8
New Zealand	0.2
Norway	1.0
Portugal	0.3
Singapore	1.5
Spain	2.8
Sweden	3.0
Switzerland	7.3
United Kingdom	19.2
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,645	$5,675
AviChina Industry & Technology Co. Ltd., Class H	192,000	112,260
Embraer S.A.	22,700	172,373
Korea Aerospace Industries Ltd.	930	27,804
S&T Dynamics Co. Ltd.*	7,320	82,067

		400,179
Air Freight & Logistics - 0.2%
Hanjin Transportation Co. Ltd.*	1,690	40,263
Hyundai Glovis Co. Ltd.	566	120,566
Integer.pl S.A.*	265	24,379
Kerry TJ Logistics Co. Ltd.	6,000	8,456
POS Malaysia Bhd	43,300	72,328
Sinotrans Ltd., Class H	435,000	179,831

		445,823
Airlines - 0.5%
Aeroflot - Russian Airlines OJSC	111,759	263,444
Air China Ltd., Class H	86,000	56,043
AirAsia Bhd	41,900	28,296
AirAsia X Bhd*	69,000	20,103
Asia Aviation PCL (NVDR)*	119,700	12,909
Asiana Airlines, Inc.*	4,720	23,901
Cebu Air, Inc.	20,940	22,871
China Airlines Ltd.*	33,000	11,600
China Eastern Airlines Corp. Ltd., Class H*	52,000	17,613
China Southern Airlines Co. Ltd., Class H	446,000	153,936
Eva Airways Corp.*	45,000	23,913
Garuda Indonesia Persero Tbk PT*	1,137,100	44,981
Gol Linhas Aereas Inteligentes S.A. (Preference)*	13,000	51,532
Grupo Aeromexico SAB de CV*	48,600	70,711
Latam Airlines Group S.A.	11,505	160,287

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
Malaysian Airline System Bhd*	585,600	$52,497
Pegasus Hava Tasimaciligi A/S*	763	8,774
Thai Airways International PCL (NVDR)	20,500	8,757
Turk Hava Yollari	24,964	74,421

		1,106,589
Auto Components - 1.4%
Actron Technology Corp.	3,000	10,595
Apollo Tyres Ltd.	52,910	95,678
Astra Otoparts Tbk PT	86,500	23,874
Autometal S.A.	2,700	18,730
Bharat Forge Ltd.	6,574	36,388
Bosch Ltd.	533	76,339
Brisa Bridgestone Sabanci Sanayi Ve Ticaret A/S	11,190	24,747
Cheng Shin Rubber Industry Co. Ltd.	63,400	160,083
Dae Won Kang Up Co. Ltd.*	8,600	54,636
Depo Auto Parts Ind Co. Ltd.	9,000	34,161
Exide Industries Ltd.	15,469	24,961
Federal Corp.	13,000	9,783
Gajah Tunggal Tbk PT	585,200	90,344
Global & Yuasa Battery Co. Ltd.*	2,066	104,424
Halla Visteon Climate Control Corp.	1,260	46,263
Hanil E-Wha Co. Ltd.*	7,400	115,112
Hankook Tire Co. Ltd.*	2,691	155,122
Hyundai Mobis	2,821	817,032
Hyundai Wia Corp.*	615	92,794
Kenda Rubber Industrial Co. Ltd.	14,360	30,997
Kumho Tire Co., Inc.*	1,110	14,363
Mahle-Metal Leve S.A. Industria e Comercio	2,700	27,281
Mando Corp.	478	54,483
Minth Group Ltd.	20,000	38,893
Motherson Sumi Systems Ltd.	7,375	24,024

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
MRF Ltd.	394	$122,209
Nan Kang Rubber Tire Co. Ltd.*	4,000	4,839
Nexen Tire Corp.	650	8,988
SL Corp.*	3,580	57,863
Sri Trang Agro-Industry PCL (NVDR)	216,400	80,634
Sungwoo Hitech Co. Ltd.*	9,463	137,478
Thai Stanley Electric PCL (NVDR)	2,700	17,504
Tianneng Power International Ltd.	218,000	96,579
Tong Yang Industry Co. Ltd.	33,400	45,309
Tupy S.A.	3,700	30,266
Xingda International Holdings Ltd.	289,000	157,437

		2,940,213
Automobiles - 2.2%
Astra International Tbk PT	805,400	423,808
Bajaj Auto Ltd.	4,000	121,395
Brilliance China Automotive Holdings Ltd.	112,000	171,646
Byd Co. Ltd., Class H*	19,000	90,537
China Motor Corp.	4,000	3,723
Chongqing Changan Automobile Co. Ltd., Class B	30,600	55,172
Dongfeng Motor Group Co. Ltd., Class H	102,000	150,541
DRB-Hicom Bhd	22,700	18,315
Ford Otomotiv Sanayi A/S	2,839	24,800
Geely Automobile Holdings Ltd.	175,000	71,669
Great Wall Motor Co. Ltd., Class H	43,000	202,684
Guangzhou Automobile Group Co. Ltd., Class H	90,000	89,597
Hero MotoCorp Ltd.	2,843	89,353
Hyundai Motor Co.	6,196	1,357,464
Hyundai Motor Co. (Preference)	2,728	322,186
Jiangling Motors Corp. Ltd., Class B	27,400	98,170

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Kia Motors Corp.	10,750	$542,346
Mahindra & Mahindra Ltd.	5,933	84,296
Mahindra & Mahindra Ltd. (GDR)	9,087	129,399
Maruti Suzuki India Ltd.	2,412	62,990
Oriental Holdings Bhd	3,900	9,137
Sanyang Industry Co. Ltd.	20,000	30,927
Ssangyong Motor Co.	2,570	19,809
TAN Chong Motor Holdings Bhd	16,500	28,104
Tata Motors Ltd.	36,438	144,886
Tata Motors Ltd. (ADR)	4,742	132,065
Tofas Turk Otomobil Fabrikasi A/S	5,005	23,465
UMW Holdings Bhd	15,900	56,254
Yulon Motor Co. Ltd.	27,000	46,429
Yulon Nissan Motor Co. Ltd.	2,000	26,009

		4,627,176
Beverages - 1.7%
AMBEV S.A.	188,000	1,249,038
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,637	97,610
Arca Continental SAB de CV	13,300	72,981
Carlsberg Brewery Malaysia Bhd	4,600	15,698
Cia Cervecerias Unidas S.A.	6,024	64,379
Coca-Cola Embonor S.A. (Preference), Class B	34,941	66,581
Coca-Cola Femsa SAB de CV	19,000	202,342
Coca-Cola Icecek A/S	2,846	59,541
Distell Group Ltd.	563	7,108
Embotelladora Andina S.A. (Preference), Class A	14,108	42,734
Embotelladora Andina S.A. (Preference), Class B	13,249	49,564
Fomento Economico Mexicano SAB de CV	77,800	704,527
Fraser & Neave Holdings Bhd	6,300	34,677

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Guangdong Land Holdings Ltd.	66,000	$12,580
Guinness Anchor Bhd	3,500	14,810
Hey Song Corp.	19,500	20,467
Hite Jinro Co. Ltd.*	590	11,796
Lotte Chilsung Beverage Co. Ltd.*	43	65,082
LT Group, Inc.	94,800	38,489
Muhak Co. Ltd.*	1,436	24,954
Organizacion Cultiba SAB de CV	22,700	39,694
Tibet 5100 Water Resources Holdings Ltd.	88,000	38,306
Tsingtao Brewery Co. Ltd., Class H	14,000	102,681
United Breweries Ltd.	2,435	32,422
United Spirits Ltd.	3,745	147,837
Vina Concha y Toro S.A.	59,477	107,989
Yantai Changyu Pioneer Wine Co. Ltd., Class B	60,800	155,351

		3,479,238
Biotechnology - 0.2%
Biocon Ltd.	5,764	40,133
China Biologic Products, Inc.*	400	11,520
CTC BIO, Inc.*	1,031	17,820
GlycoNex, Inc.	6,000	20,695
Green Cross Corp.*	127	15,544
Medigen Biotechnology Corp.*	4,099	27,329
Medipost Co. Ltd.*	868	49,792
Medy-Tox, Inc.	498	80,026
PharmaEngine, Inc.*	2,065	15,744
Seegene, Inc.*	835	46,807
Taiwan Liposome Co. Ltd.*	2,340	23,325
ViroMed Co. Ltd.*	1,174	51,222

		399,957
Building Products - 0.1%
AEON Credit Service M Bhd*	2,300	8,935
Arwana Citramulia Tbk PT	403,500	24,785
China Lesso Group Holdings Ltd.	28,000	17,345

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Dynasty Ceramic PCL (NVDR)	10,800	$15,868
KCC Corp.	175	79,624
LG Hausys Ltd.	146	21,279
Rovese S.A.*	42,121	27,793
Sung Kwang Bend Co. Ltd.*	1,100	23,586
Taiwan Glass Industry Corp.	26,000	25,444
Trakya Cam Sanayi A/S	17,387	16,073
Xxentria Technology Materials Corp.*	5,000	10,809

		271,541
Capital Markets - 0.9%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	24,902
Administradora de Fondos de Pensiones Provida S.A.	2,748	15,363
Brait SE*	10,013	43,042
Capital Securities Corp.	29,000	11,295
CETIP S.A. - Mercados Organizados	6,600	62,953
China Bills Finance Corp.	71,000	27,418
China Everbright Ltd.	26,000	35,226
China Galaxy Securities Co. Ltd., Class H*	152,000	109,819
Citadel Capital SAE*	40,421	23,573
CITIC Securities Co. Ltd., Class H	43,000	99,238
Coronation Fund Managers Ltd.	8,352	59,555
Daewoo Securities Co. Ltd.	9,150	73,604
Daishin Securities Co. Ltd.	12,470	88,543
Daishin Securities Co. Ltd. (Preference)	4,660	23,902
Egyptian Financial Group-Hermes Holding*	18,788	30,550
Egyptian Kuwaiti Holding Co. SAE	15,281	15,128
Guotai Junan International Holdings Ltd.	28,000	14,640

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Haitong Securities Co. Ltd., Class H	43,600	$64,012
Hanwha Investment & Securities Co. Ltd.*	20,380	65,404
HMC Investment Securities Co. Ltd.	6,460	55,767
Hyundai Securities Co. Ltd.	1,340	7,211
Hyundai Securities Co. Ltd. (Preference)	3,530	18,106
Investec Ltd.	9,037	57,618
Jih Sun Financial Holdings Co. Ltd.	62,082	18,114
KIWOOM Securities Co. Ltd.	188	9,590
Korea Investment Holdings Co. Ltd.	740	27,274
Macquarie Korea Infrastructure Fund	5,100	28,636
Masterlink Securities Corp.	173,000	59,384
Meritz Securities Co. Ltd.	54,610	91,072
Mirae Asset Securities Co. Ltd.	750	25,296
NH Investment & Securities Co. Ltd.	7,490	34,359
OSK Holdings Bhd	187,300	90,110
President Securities Corp.	43,000	24,979
Samsung Securities Co. Ltd.	1,920	77,941
Shinyoung Securities Co. Ltd.	860	31,898
SK Securities Co. Ltd.*	47,760	31,815
TONGYANG Securities, Inc.	30,730	67,469
Waterland Financial Holdings Co. Ltd.	56,360	18,546
Woori Investment & Securities Co. Ltd.	2,690	22,971
Yuanta Financial Holding Co. Ltd.	317,000	176,300

		1,862,623
Chemicals - 3.4%
Acron JSC	4,042	134,046
Aeci Ltd.	4,838	55,879
African Oxygen Ltd.	11,238	19,701
Akzo Nobel India Ltd.	798	9,897

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Alexandria Mineral Oils Co.	958	$8,718
Alpek S.A. de CV	14,100	28,070
Asia Plastic Recycling Holding Ltd.	6,840	20,048
Asia Polymer Corp.	16,000	13,651
Asian Paints Ltd.	12,444	93,685
Batu Kawan Bhd	4,500	26,356
Bayer CropScience Ltd.	562	14,839
Berger Paints India Ltd.	6,060	19,663
Boryszew S.A.*	59,640	10,027
Braskem S.A. (Preference), Class A*	8,200	62,910
Capro Corp.*	4,450	23,324
Castrol India Ltd.	2,653	12,455
Cheil Industries, Inc.	2,128	150,104
China BlueChemical Ltd., Class H	492,000	269,926
China Lumena New Materials Corp.	888,000	157,820
China Man-Made Fiber Corp.*	73,000	29,516
China Petrochemical Development Corp.	38,700	17,116
China Steel Chemical Corp.	5,000	27,725
Ciech S.A.*	3,128	30,761
Dongyue Group Ltd.	346,000	122,540
Eternal Chemical Co. Ltd.	20,000	18,714
Everlight Chemical Industrial Corp.	26,250	21,400
Foosung Co. Ltd.*	2,860	9,018
Formosa Chemicals & Fibre Corp.	129,980	340,636
Formosa Plastics Corp.	172,440	443,942
Formosan Rubber Group, Inc.	145,000	133,526
Fufeng Group Ltd.	353,400	137,450
Godrej Industries Ltd.	3,375	14,679
Grand Pacific Petrochemical	17,000	12,344
Grupa Azoty S.A.	1,225	20,402
Gubre Fabrikalari TAS*	33,946	49,397
Hanwha Chemical Corp.*	3,460	64,652
Hanwha Corp.	2,370	79,934

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Ho Tung Chemical Corp.	53,550	$25,098
Huabao International Holdings Ltd.	65,000	32,982
Huchems Fine Chemical Corp.*	3,020	65,036
Hyosung Corp.	1,321	83,554
Kolon Industries, Inc.*	367	17,212
Korea Petrochemical Ind Co. Ltd.*	234	16,615
Kumho Petro chemical Co. Ltd.*	490	40,377
LCY Chemical Corp.	13,000	16,498
LG Chem Ltd.	1,811	439,912
LG Chem Ltd. (Preference)	179	22,493
Lotte Chemical Corp.*	778	153,732
Mexichem SAB de CV	40,100	139,163
Namhae Chemical Corp.	3,200	22,303
Nan Ya Plastics Corp.	197,010	429,816
Nizhnekamskneftekhim OAO (Preference)	35,832	17,707
OCI Co. Ltd.*	645	114,495
OCI Materials Co. Ltd.*	1,850	53,062
Omnia Holdings Ltd.	6,631	122,304
Oriental Union Chemical Corp.	18,000	17,942
Petkim Petrokimya Holding A/S*	8,463	9,470
Petronas Chemicals Group Bhd	104,000	206,664
Phosagro OAO	5,261	159,875
Phosagro OAO (GDR)	2,766	28,213
Pidilite Industries Ltd.	3,715	16,593
PTT Global Chemical PCL (NVDR)	74,400	160,588
Samsung Fine Chemicals Co. Ltd.	405	15,476
San Fang Chemical Industry Co. Ltd.	11,330	11,125
Shinkong Synthetic Fibers Corp.	85,000	27,915
Sidi Kerir Petrochemicals Co.	5,418	13,581
Sinofert Holdings Ltd.	558,000	81,924
Sinopec Shanghai Petrochemical Co. Ltd., Class H	456,000	129,198

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
SK Chemicals Co. Ltd.*	3,844	$210,453
SKC Co. Ltd.*	5,650	163,902
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	3,972	99,572
Solar Applied Materials Technology Co.	102,000	90,899
Soulbrain Co. Ltd.*	2,938	113,090
Supreme Industries Ltd.	1,939	13,286
Synthos S.A.	18,496	29,748
Taekwang Industrial Co. Ltd.*	18	23,611
Taiwan Fertilizer Co. Ltd.	21,000	43,875
Taiwan Prosperity Chemical Corp.	25,000	22,692
Taiwan Styrene Monomer*	115,000	83,126
Tata Chemicals Ltd.	3,594	15,063
TSRC Corp.	18,000	25,576
Unipetrol A/S*	11,409	85,615
UPC Technology Corp.	43,000	19,941
UPL Ltd.	78,089	235,682
Uralkali OJSC	32,383	157,323
Uralkali OJSC (GDR)	3,864	93,316
USI Corp.	16,000	11,196
Yingde Gases Group Co. Ltd.	32,000	28,189
Yip’s Chemical Holdings Ltd.	58,000	46,984
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	12,000	29,943

		7,038,876
Commercial Banks - 13.2%
Affin Holdings Bhd	11,700	14,334
Agricultural Bank of China Ltd., Class H	876,000	382,449
Akbank TAS	36,717	93,542
Akbank TAS (ADR)	18,738	97,625
Albaraka Turk Katilim Bankasi A/S*	109,094	69,001
Alior Bank S.A.*	1,395	38,944
Allahabad Bank	20,978	26,601
Alliance Financial Group Bhd	36,100	50,161

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Andhra Bank	29,311	$27,063
Asya Katilim Bankasi A/S*	34,550	16,504
Attijariwafa Bank	840	30,849
Axis Bank Ltd.	4,897	87,768
Axis Bank Ltd. (GDR)	3,835	68,570
Banco Bradesco S.A. (Preference)	86,250	931,662
Banco de Bogota S.A.	1,029	33,761
Banco de Chile	606,477	74,791
Banco de Credito e Inversiones	1,002	53,582
Banco do Brasil S.A.	22,500	194,081
Banco do Estado do Rio Grande do Sul S.A. (Preference)	7,100	30,783
Banco Industrial e Comercial S.A. (Preference)	21,700	64,604
Banco Santander Brasil S.A.	35,600	165,520
Banco Santander Chile	2,748,951	137,380
Bancolombia S.A.	9,596	104,316
Bancolombia S.A. (Preference)	14,881	163,386
Bangkok Bank PCL (NVDR)	20,900	108,584
Bank BPH S.A.*	89	1,581
Bank Bukopin Tbk PT	1,204,000	59,658
Bank Central Asia Tbk PT	498,500	405,210
Bank Danamon Indonesia Tbk PT	128,400	45,639
Bank Handlowy w Warszawie S.A.	1,046	34,244
Bank Mandiri Persero Tbk PT	390,500	278,243
Bank Millennium S.A.	14,808	38,145
Bank Negara Indonesia Persero Tbk PT	329,200	117,552
Bank of Baroda	2,734	23,930
Bank of China Ltd., Class H	3,073,000	1,302,052
Bank of Communications Co. Ltd., Class H	360,000	234,134
Bank of India	4,806	14,705

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Bank of the Philippine Islands	26,598	$52,116
Bank Pan Indonesia Tbk PT*	119,500	6,557
Bank Pekao S.A.	5,481	321,931
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	564,000	42,265
Bank Permata Tbk PT*	202,000	20,845
Bank Rakyat Indonesia Persero Tbk PT	453,000	308,864
Bank Tabungan Negara Persero Tbk PT	1,153,100	84,995
Bank Tabungan Pensiunan Nasional Tbk PT*	78,000	28,907
Bank Zachodni WBK S.A.	1,172	146,860
Banque Centrale Populaire	2,984	68,664
Banregio Grupo Financiero SAB de CV	17,800	97,355
Barclays Africa Group Ltd.	13,998	162,931
BBVA Banco Continental S.A.	12,578	24,519
BDO Unibank, Inc.	52,080	90,784
BIMB Holdings Bhd	39,780	50,995
BMCE Bank	376	9,146
BOC Hong Kong Holdings Ltd.	143,000	434,628
BS Financial Group, Inc.	7,320	108,396
Canara Bank	3,605	12,724
Capitec Bank Holdings Ltd.	1,287	21,721
Chang Hwa Commercial Bank	179,670	106,447
China Banking Corp.	20,871	26,941
China Citic Bank Corp. Ltd., Class H	312,000	150,680
China Construction Bank Corp., Class H	2,952,000	2,049,155
China Development Financial Holding Corp.	482,000	140,635
China Merchants Bank Co. Ltd., Class H	180,399	318,756
China Minsheng Banking Corp. Ltd., Class H	197,500	194,580

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Chongqing Rural Commercial Bank, Class H	647,000	$274,138
CIMB Group Holdings Bhd	175,347	362,588
Commercial International Bank Egypt SAE	39,149	189,063
Corp. Bank	6,816	27,044
Corpbanca S.A.	5,739,266	63,039
Cosmos Bank Taiwan*	42,000	22,111
Credicorp Ltd.	2,600	342,992
CTBC Financial Holding Co. Ltd.	510,449	336,958
DGB Financial Group, Inc.	4,740	73,955
E.Sun Financial Holding Co. Ltd.	176,900	110,061
East West Banking Corp.*	68,800	38,484
Entie Commercial Bank	8,000	3,882
Far Eastern International Bank	22,035	8,618
First Financial Holding Co. Ltd.	269,735	161,142
Getin Holding S.A.	49,634	63,770
Getin Noble Bank S.A.*	60,426	59,616
Grupo Aval Acciones y Valores	142,656	80,711
Grupo Aval Acciones y Valores (Preference)	35,132	20,137
Grupo Financiero Banorte SAB de CV, Class O	98,300	620,135
Grupo Financiero Inbursa SAB de CV, Class O	91,500	228,036
Grupo Financiero Santander Mexico SAB de CV, Class B	69,600	155,825
Hana Financial Group, Inc.	10,920	417,273
HDFC Bank Ltd.	13,266	133,073
HDFC Bank Ltd. (ADR)	15,442	483,180
Hong Leong Bank Bhd	17,400	73,312
Hong Leong Financial Group Bhd	2,700	12,764
Hua Nan Financial Holdings Co. Ltd.	216,850	122,391

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
ICICI Bank Ltd.	6,819	$107,495
ICICI Bank Ltd. (ADR)	878	28,245
IDBI Bank Ltd.	56,415	50,018
Indian Bank	20,011	31,811
Indian Overseas Bank*	61,062	45,172
IndusInd Bank Ltd.	11,118	68,105
Industrial & Commercial Bank of China Ltd., Class H	2,945,000	1,824,316
Industrial Bank of Korea*	8,680	101,369
ING Bank Slaski S.A.*	989	37,492
Itau Unibanco Holding S.A. (Preference)	101,150	1,264,688
Itausa - Investimentos Itau S.A.	13,434	53,807
Itausa - Investimentos Itau S.A. (Preference)	117,632	408,977
Jammu & Kashmir Bank Ltd.	6,860	151,773
Karur Vysya Bank Ltd.*	13,503	69,740
Kasikornbank PCL (NVDR)	26,600	136,989
KB Financial Group, Inc.	15,690	545,306
Kiatnakin Bank PCL (NVDR)	12,000	13,541
King’s Town Bank	26,000	25,359
Komercni Banka A/S	618	133,685
Krung Thai Bank PCL (NVDR)	164,900	83,424
LH Financial Group PCL (NVDR)	596,400	22,042
Malayan Banking Bhd	168,695	485,442
mBank	569	92,058
Mega Financial Holding Co. Ltd.	373,002	301,012
Metropolitan Bank & Trust Co.	2,160	3,622
Nedbank Group Ltd.	9,056	156,256
Oriental Bank of Commerce	15,155	42,184
OTP Bank PLC	9,933	181,935
Philippine National Bank*	8,890	16,634
Powszechna Kasa Oszczednosci Bank Polski S.A.	33,812	437,633

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Public Bank Bhd	43,300	$246,874
RHB Capital Bhd	18,258	41,846
Rizal Commercial Banking Corp.	110,330	105,656
Sberbank of Russia	350,021	941,395
Sberbank of Russia (ADR)	20,732	224,320
Sberbank of Russia (Preference)	41,968	89,501
Security Bank Corp.	26,138	65,749
Sekerbank TAS*	2,340	2,091
Shinhan Financial Group Co. Ltd.	17,260	736,132
SinoPac Financial Holdings Co. Ltd.	271,025	126,131
Sociedad Matriz Banco de Chile, Class B	205,412	62,775
Standard Bank Group Ltd.	49,726	520,690
State Bank of India	3,520	85,611
State Bank of India (GDR)	957	45,993
Sunspring Metal Corp.	4,000	10,549
Syndicate Bank*	37,726	50,909
Ta Chong Bank Ltd.*	64,965	22,622
Taichung Commercial Bank	31,102	11,189
Taishin Financial Holding Co. Ltd.	278,987	132,138
Taiwan Business Bank*	44,680	13,272
Taiwan Cooperative Financial Holding Co. Ltd.	192,860	104,077
Thanachart Capital PCL (NVDR)	28,100	26,389
The Siam Commercial Bank PCL (NVDR)	69,600	314,159
Tisco Financial Group PCL (NVDR)	18,920	21,207
TMB Bank PCL (NVDR)	986,800	68,158
Turkiye Garanti Bankasi A/S	38,392	101,206
Turkiye Garanti Bankasi A/S (ADR)	52,477	143,262
Turkiye Halk Bankasi A/S	24,877	122,685
Turkiye Is Bankasi, Class C	58,529	104,844

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Turkiye Sinai Kalkinma Bankasi A/S	11,061	$8,317
Turkiye Vakiflar Bankasi Tao, Class D	30,237	46,140
UCO Bank	55,615	58,629
Union Bank of India	29,190	50,409
Union Bank of Philippines, Inc.	3,830	10,572
Union Bank of Taiwan*	25,109	9,116
VTB Bank OJSC	136,758,074	176,555
VTB Bank OJSC (GDR)	32,047	81,399
Woori Finance Holdings Co. Ltd.*	13,810	159,344
Yapi Ve Kredi Bankasi A/S	29,156	41,008
Yes Bank Ltd.	7,055	34,642

		27,325,340
Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	24,659	19,429
China Everbright International Ltd.	87,000	114,733
Cleanaway Co. Ltd.	1,000	6,106
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	11,307	11,353
KD Holding Corp.	3,000	18,368
KEPCO Plant Service & Engineering Co. Ltd.*	223	11,709
Multiplus S.A.	4,800	51,334
S-1 Corp.	596	43,321
Taiwan Secom Co. Ltd.	11,000	27,847
Taiwan Sogo Shin Kong SEC	24,000	31,131
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	4,600	57,172
YC Co. Ltd.*	87,000	65,184

		457,687
Communications Equipment - 0.5%
Accton Technology Corp.	135,000	72,852
Alpha Networks, Inc.	22,000	17,899
BYD Electronic International Co. Ltd.*	228,000	113,049

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Comba Telecom Systems Holdings Ltd.*	75,500	$25,864
Coolpad Group Ltd.	372,000	200,737
CyberTAN Technology, Inc.	26,000	27,203
D-Link Corp.	49,000	31,133
Gemtek Technology Corp.	89,000	86,804
HTC Corp.	29,000	130,176
Senao International Co. Ltd.	1,000	2,931
TCL Communication Technology Holdings Ltd.*	47,000	50,724
Unizyx Holding Corp.*	30,000	18,417
Wistron NeWeb Corp.	7,707	19,740
Zinwell Corp.	78,000	97,830
ZTE Corp., Class H*	21,400	44,262

		939,621
Computers & Peripherals - 1.1%
Acer, Inc.*	86,000	50,951
Adlink Technology, Inc.	7,000	10,870
Advantech Co. Ltd.	13,000	81,096
ASROCK, Inc.	4,000	15,249
Asustek Computer, Inc.	27,000	251,308
Aten International Co. Ltd.	7,000	20,678
Casetek Holdings Ltd.	4,000	20,992
Catcher Technology Co. Ltd.	26,000	173,348
Chicony Electronics Co. Ltd.	16,090	41,158
Clevo Co.	13,322	27,482
CMC Magnetics Corp.*	865,000	138,183
Compal Electronics, Inc.	175,000	131,405
Elitegroup Computer Systems Co. Ltd.	19,220	11,355
Flytech Technology Co. Ltd.	8,000	27,065
Foxconn Technology Co. Ltd.	26,700	60,102
Getac Technology Corp.	80,000	39,607
Gigabyte Technology Co. Ltd.	11,000	14,450
IEI Integration Corp.	18,900	32,750
Inventec Corp.	94,000	86,717

	Shares	Value
Common Stocks - (continued)
Computers & Peripherals - (continued)
Lenovo Group Ltd.	230,000	$297,986
Lite-On Technology Corp.	89,244	132,110
Micro-Star International Co. Ltd.	13,000	11,371
Mitac Holdings Corp.*	11,000	9,567
Pegatron Corp.	58,000	76,287
Primax Electronics Ltd.	46,000	40,310
Qisda Corp.*	157,000	41,870
Quanta Computer, Inc.	101,000	250,021
Ritek Corp.*	205,000	34,914
Simplo Technology Co. Ltd.	9,000	41,290
TPV Technology Ltd.	260,000	53,910
Wistron Corp.	91,650	75,927

		2,300,329
Construction & Engineering - 1.9%
Aveng Ltd.*	110,616	231,260
BES Engineering Corp.	222,000	62,722
Besalco S.A.	26,166	21,402
Budimex S.A.	1,212	51,829
CH Karnchang PCL (NVDR)	17,500	7,634
China Communications Construction Co. Ltd., Class H	178,000	129,750
China Railway Construction Corp. Ltd., Class H	97,000	81,075
China Railway Group Ltd., Class H	187,000	83,086
China State Construction International Holdings Ltd.	54,000	98,058
Chung Hsin Electric & Machinery Manufacturing Corp.	28,000	18,530
Continental Holdings Corp.	57,000	20,413
Cosco International Holdings Ltd.	260,000	104,471
CTCI Corp.	18,000	24,537
Daelim Industrial Co. Ltd.	1,249	96,620
Daewoo Engineering & Construction Co. Ltd.*	2,670	17,013
Dialog Group Bhd	56,600	54,968

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Doosan Heavy Industries & Construction Co. Ltd.*	1,792	$61,360
Empresas ICA SAB de CV*	54,200	104,619
Engineers India Ltd.	22,407	52,195
Gamuda Bhd	79,200	105,789
GMR Infrastructure Ltd.	95,787	31,035
Grana y Montero S.A.	19,658	82,910
Group Five Ltd.	6,791	24,200
GS Engineering & Construction Corp.*	929	29,206
HKC Holdings Ltd.*	135,000	4,312
Hyundai Development Co-Engineering & Construction	1,650	37,460
Hyundai Engineering & Construction Co. Ltd.	2,928	159,756
IJM Corp. Bhd	56,000	98,897
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	48,100	108,516
Inovisi Infracom Tbk PT*	1,015,533	101,886
Interchina Holdings Co.*	1,100,000	69,416
Italian-Thai Development PCL (NVDR)*	135,443	14,361
KEPCO Engineering & Construction Co., Inc.*	146	9,248
Larsen & Toubro Ltd.	5,618	88,393
Larsen & Toubro Ltd. (GDR)	6,664	104,691
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	5,207
Malaysian Resources Corp. Bhd	230,300	105,292
Metallurgical Corp. of China Ltd., Class H*	669,000	118,036
Mostotrest	24,357	84,394
Mudajaya Group Bhd	82,000	64,198
Murray & Roberts Holdings Ltd.*	43,023	95,532
Pembangunan Perumahan Persero Tbk PT	221,700	24,512

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Promotora y Operadora de Infraestructura SAB de CV*	9,200	$111,809
Raubex Group Ltd.	37,200	76,274
Rich Development Co. Ltd.	148,467	64,194
Salfacorp S.A.	98,767	84,887
Samsung Engineering Co. Ltd.*	1,204	80,653
Sino Thai Engineering & Construction PCL (NVDR)	22,471	8,986
Sinopec Engineering Group Co. Ltd., Class H	26,500	34,333
Surya Semesta Internusa Tbk PT	1,038,200	56,969
Taeyoung Engineering & Construction Co. Ltd.*	6,160	31,135
Tekfen Holding A/S	39,202	81,667
Toyo-Thai Corp. PCL	17,500	17,097
United Integrated Services Co. Ltd.	53,000	67,874
Voltas Ltd.	38,530	65,247
Waskita Karya Persero Tbk PT	257,500	11,388
WCT Holdings Bhd	83,205	51,716
Wijaya Karya Persero Tbk PT	122,000	19,484
Wilson Bayly Holmes-Ovcon Ltd.	17,420	229,620
Yungshin Construction & Development Co. Ltd.	7,000	16,519

		3,998,641
Construction Materials - 1.7%
ACC Ltd.	1,496	24,136
Adana Cimento Sanayii TAS, Class A	4,775	7,138
Akcansa Cimento A/S	3,896	19,645
Ambuja Cements Ltd.	26,633	67,650
Anhui Conch Cement Co. Ltd., Class H	48,000	186,070
Asia Cement China Holdings Corp.	150,500	96,524
Asia Cement Corp.	88,020	108,364
BBMG Corp., Class H	326,500	256,497
Cementos Argos S.A.	16,692	68,705

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Cementos Argos S.A. (Preference)	5,307	$22,631
Cementos Pacasmayo SAA	31,263	60,498
Cemex Latam Holdings S.A.*	16,674	111,227
Cemex SAB de CV*	426,244	526,524
CHC Resources Corp.	6,000	13,447
Chia Hsin Cement Corp.*	31,000	15,859
China National Building Material Co. Ltd., Class H	100,000	96,590
China Resources Cement Holdings Ltd.	60,170	41,148
China Shanshui Cement Group Ltd.	529,000	174,408
correct value = Cimsa Cimento Sanayi Ve Tica	3,966	20,085
CSG Holding Co. Ltd., Class B	95,100	75,078
Goldsun Development & Construction Co. Ltd.	84,000	33,686
Grupo Argos S.A.	13,657	121,469
Grupo Argos S.A. (Preference)	6,163	55,364
Hanil Cement Co. Ltd.*	1,396	117,643
Holcim Indonesia Tbk PT	21,500	3,654
Holcim Philippines, Inc.	10,100	3,120
Huaxin Cement Co. Ltd., Class B	52,076	75,510
Indocement Tunggal Prakarsa Tbk PT	52,900	97,048
Konya Cimento Sanayii A/S	54	5,708
Lafarge Malaysia Bhd	9,800	24,892
Magnesita Refratarios S.A.	21,500	46,608
Nuh Cimento Sanayi A/S	5,596	22,326
PPC Ltd.	24,257	64,743
Semen Indonesia Persero Tbk PT	110,000	127,928
Shree Cement Ltd.	241	17,066
Siam City Cement PCL (NVDR)	4,300	46,244
Ssangyong Cement Industrial Co. Ltd.*	4,600	32,662

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Taiwan Cement Corp.	130,000	$190,082
TCC International Holdings Ltd.	356,000	177,890
The Ramco Cements Ltd.	4,924	12,727
The Siam Cement PCL (NVDR)	4,700	57,807
TPI Polene PCL (NVDR)	112,900	35,912
Ultratech Cement Ltd.	1,101	30,061
Union Andina de Cementos SAA	24,039	28,797
Universal Cement Corp.	24,000	22,735
West China Cement Ltd.	882,000	103,366

		3,547,272
Consumer Finance - 0.2%
Aeon Thana Sinsap Thailand PCL (NVDR)	18,200	48,519
Bajaj Finance Ltd.	1,344	32,844
Compartamos SAB de CV	62,600	112,272
Mahindra & Mahindra Financial Services Ltd.	9,206	35,668
Muthoot Finance Ltd.	21,567	43,767
Newmax Technology Co. Ltd*	5,000	10,859
Samsung Card Co. Ltd.	2,160	70,328
Shriram City Union Finance Ltd.	3,466	53,917
Shriram Transport Finance Co. Ltd.	4,926	49,154
Taiwan Acceptance Corp.	11,000	27,230

		484,558
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	174,000	71,484
Anadolu Cam Sanayii A/S	27,491	20,671
CPMC Holdings Ltd.	33,000	25,330
Great China Metal Industry	9,000	11,095
Greatview Aseptic Packaging Co. Ltd.	48,000	26,582
Klabin S.A. (Preference)	22,000	112,098
Lock & Lock Co. Ltd.*	1,890	39,200
Nampak Ltd.	23,871	74,143

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	$18,893

		399,496
Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	23,000	13,537
Dogus Otomotiv Servis ve Ticaret A/S	2,752	7,887
Imperial Holdings Ltd.	6,719	110,993
Inter Cars S.A.*	802	51,902
Test-Rite International Co. Ltd.	23,000	17,081

		201,400
Diversified Consumer Services - 0.4%
Abril Educacao S.A.	3,700	43,970
Anhanguera Educacional Participacoes S.A.	40,800	213,957
Estacio Participacoes S.A.	26,900	207,820
Kroton Educacional S.A.	8,600	130,964
Lung Yen Life Service Corp.	5,000	13,780
MegaStudy Co. Ltd.*	1,422	112,261

		722,752
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	384,624	368,481
AMMB Holdings Bhd	73,500	160,991
Ayala Corp.	7,770	89,838
Bajaj Holdings and Investment Ltd.	6,244	92,327
BM&FBovespa S.A.	72,100	285,506
Bolsa Mexicana de Valores SAB de CV	37,700	76,264
Bursa Malaysia Bhd	3,200	7,439
Chailease Holding Co. Ltd.*	26,000	64,104
Corp. Financiera Colombiana S.A.*	7,072	124,081
Corporativo GBM SAB de CV*	105,300	82,152
CRISIL Ltd.	739	13,038
Far East Horizon Ltd.	86,000	62,024
FirstRand Ltd.	125,651	350,107
Fubon Financial Holding Co. Ltd.	272,000	384,243

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Grupo BTG Pactual	9,800	$101,974
Grupo de Inversiones Suramericana S.A.	10,546	159,979
Grupo de Inversiones Suramericana S.A. (Preference)	4,099	63,193
Grupo Security S.A.	510,899	168,072
GT Capital Holdings, Inc.	3,880	63,397
Haci Omer Sabanci Holding A/S	39,436	130,296
Hankook Tire Worldwide Co. Ltd.*	130	2,575
IDFC Ltd.	45,839	68,186
IFCI Ltd.	159,588	58,074
Inmuebles Carso SAB de CV*	41,100	40,880
Intercorp Financial Services, Inc.	845	26,829
Inversiones La Construccion S.A.	2,984	35,409
JSE Ltd.	11,057	82,021
Kotak Mahindra Bank Ltd.	12,513	131,221
L&T Finance Holdings Ltd.	12,753	13,973
Meritz Financial Group, Inc.	4,620	32,114
Metro Pacific Investments Corp.	540,600	51,293
Moscow Exchange MICEX-RTS OAO	61,950	108,081
Power Finance Corp. Ltd.	7,248	15,750
PSG Group Ltd.	3,057	21,760
Reliance Capital Ltd.	7,397	38,269
Remgro Ltd.	17,847	296,386
RMB Holdings Ltd.	35,348	135,331
Rural Electrification Corp. Ltd.	7,793	22,357
Warsaw Stock Exchange	3,666	45,589

		4,073,604
Diversified Telecommunication Services - 1.5%
Asia Pacific Telecom Co. Ltd.	67,899	33,504
Asia Satellite Telecommunications Holdings Ltd.	4,000	15,454

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
China Communications Services Corp. Ltd., Class H	90,000	$48,681
China Telecom Corp. Ltd., Class H	532,000	248,022
China Unicom Hong Kong Ltd.	180,000	236,915
Chunghwa Telecom Co. Ltd.	151,000	458,021
CITIC Telecom International Holdings Ltd.	135,625	40,872
Jasmine International PCL (NVDR)	133,100	28,426
KT Corp.	1,790	51,509
LG Uplus Corp.	9,110	93,198
Magyar Telekom Telecommunications PLC	120,720	161,663
Maroc Telecom	5,858	68,442
Moscow City Telephone PJSC (ADR)*^	996	—
Netia S.A.*	34,768	53,714
Oi S.A.	15,300	29,061
Oi S.A. (Preference)	35,500	61,126
Orange Polska S.A.	29,763	99,139
Rostelecom OJSC	31,741	99,675
Rostelecom OJSC (ADR)	2,503	46,981
Rostelecom OJSC (Preference)	3,656	7,466
SK Broadband Co. Ltd.*	2,669	11,820
Tata Communications Ltd.	5,003	22,039
Telecom Egypt Co.	12,996	27,703
Telefonica Brasil S.A.	500	8,147
Telefonica Brasil S.A. (Preference)	11,100	210,239
Telefonica Czech Republic A/S	4,565	66,079
Telekom Malaysia Bhd	39,700	65,366
Telekomunikasi Indonesia Persero Tbk PT	1,786,000	332,772
Telkom S.A. SOC Ltd.*	90,044	243,880
Thaicom PCL (NVDR)	24,200	27,675
TIME dotCom Bhd*	60,400	64,073

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
True Corp. PCL (NVDR)*	159,600	$34,811
Turk Telekomunikasyon A/S	20,835	51,606
XL Axiata Tbk PT	87,000	34,558

		3,082,637
Electric Utilities - 2.1%
Centrais Eletricas Brasileiras S.A.	8,800	18,968
Centrais Eletricas Brasileiras S.A. (Preference)	7,400	28,722
CESC Ltd.	19,180	134,020
CEZ A/S	7,066	178,015
Cia de Transmissao de Energia Eletrica Paulista (Preference)	2,600	26,067
Cia Energetica de Minas Gerais	1,577	9,038
Cia Energetica de Minas Gerais (Preference)	32,871	189,071
Cia Energetica do Ceara (Preference)	5,700	113,021
Cia General de Electricidad S.A.	10,370	46,959
Cia Paranaense de Energia	200	1,652
Cia Paranaense de Energia (Preference)	4,400	50,562
CPFL Energia S.A.	13,100	97,961
E.CL S.A.	41,570	50,218
EDP - Energias do Brasil S.A.	13,100	52,199
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (Preference)	31,500	114,200
Enea S.A.	3,561	14,155
Enel OGK-5 OJSC*	1,526,951	49,438
Enersis S.A.	783,638	206,096
Equatorial Energia S.A.	16,529	151,858
Federal Grid Co. Unified Energy System JSC*	90,604,239	216,091
First Philippine Holdings Corp.	71,650	100,708
Inter Rao UES OJSC*	595,589,807	178,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Interconexion Electrica S.A. ESP	38,708	$141,920
Isagen S.A. ESP	79,873	116,034
Korea Electric Power Corp.	10,200	336,395
Light S.A.	19,400	152,762
Luz del Sur SAA	7,464	23,280
Manila Electric Co.	12,810	73,152
Moscow United Electric Grid Co. JSC	1,896,147	70,707
PGE S.A.	29,844	156,214
Power Grid Corp. of India Ltd.	52,293	79,706
Reliance Infrastructure Ltd.	2,860	16,999
RusHydro JSC	28,649,483	450,771
RusHydro JSC (ADR)	29,268	45,687
Russian Grids OAO*	5,654,794	117,077
Tata Power Co. Ltd.	34,520	40,743
Tauron Polska Energia S.A.	52,078	70,710
Tenaga Nasional Bhd	108,100	381,168
Torrent Power Ltd.	42,364	64,166
Transmissora Alianca de Energia Eletrica S.A.	4,500	32,926
Volga Territorial Generating Co.*	420,813	20,599

		4,418,116
Electrical Equipment - 0.6%
ABB India Ltd.	1,456	13,476
AcBel Polytech, Inc.	31,000	32,230
Advanced Ceramic X Corp.	2,000	9,176
Amara Raja Batteries Ltd.	2,733	14,521
Bharat Heavy Electricals Ltd.	22,878	63,078
Bizlink Holding, Inc.	8,000	33,534
Chicony Power Technology Co. Ltd.*	14,000	21,163
China Electric Manufacturing Corp.	32,000	14,259
China High Speed Transmission Equipment Group Co. Ltd.*	102,000	61,609
Crompton Greaves Ltd.	12,473	23,053

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Dongfang Electric Corp. Ltd., Class H	84,000	$116,186
Dynapack International Technology Corp.	11,000	29,699
ElSwedy Electric Co.	3,080	14,016
Harbin Electric Co. Ltd., Class H	268,000	148,758
Havells India Ltd.	4,104	51,006
LS Corp.	1,076	84,544
LS Industrial Systems Co. Ltd.*	990	61,693
Shanghai Electric Group Co. Ltd., Class H	794,000	253,596
Shihlin Electric & Engineering Corp.	26,000	32,438
Silitech Technology Corp.	26,070	32,138
Teco Electric and Machinery Co. Ltd.	56,000	61,088
Walsin Lihwa Corp.*	76,000	23,630
Zhuzhou CSR Times Electric Co. Ltd., Class H	18,000	55,867

		1,250,758
Electronic Equipment, Instruments & Components - 2.8%
3S Korea Co. Ltd.*	2,265	8,919
Acme Electronics Corp.*	5,000	8,210
Anxin-China Holdings Ltd.	736,000	186,730
AU Optronics Corp.*	345,000	102,598
Aurora Corp.	10,000	20,068
AV Tech Corp.	6,000	16,635
Cal-Comp Electronics Thailand PCL (NVDR)	453,600	39,025
Cal-Comp Electronics Thailand PCL	23,800	2,048
Career Technology MFG. Co. Ltd.	22,000	23,018
Cheng Uei Precision Industry Co. Ltd.	6,000	12,734
Chimei Materials Technology Corp.	39,000	51,554
Chin-Poon Industrial Co. Ltd.	12,000	19,962
Chroma ATE, Inc.	13,000	27,890

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Compeq Manufacturing Co. Ltd.	76,000	$42,393
Coretronic Corp.	15,000	13,912
Daeduck Electronics Co.*	12,960	94,081
DataTec Ltd.	50,287	213,867
Delta Electronics Thailand PCL (NVDR)	21,000	33,717
Delta Electronics, Inc.	71,000	390,181
Digital China Holdings Ltd.	25,000	24,502
E Ink Holdings, Inc.*	19,000	10,159
Elite Material Co. Ltd.	104,000	89,248
Erajaya Swasembada Tbk PT	268,500	26,388
Everlight Electronics Co. Ltd.	10,000	23,830
Firich Enterprises Co. Ltd.	5,000	20,134
FLEXium Interconnect, Inc.	14,695	44,186
G Tech Optoelectronics Corp.	18,000	22,873
GeoVision, Inc.	5,000	29,293
Hana Microelectronics PCL (NVDR)	51,800	38,917
HannStar Display Corp.*	95,000	32,767
HannsTouch Solution, Inc.*	36,000	10,848
Hi Sun Technology China Ltd.*	174,000	44,818
Hollysys Automation Technologies Ltd.*	4,600	77,602
Holy Stone Enterprise Co. Ltd.	58,200	80,872
Hon Hai Precision Industry Co. Ltd.	445,000	1,246,984
Iljin Materials Co. Ltd.*	570	5,698
Innolux Corp.*	262,000	90,800
Interflex Co. Ltd.*	2,306	44,597
ITEQ Corp.	96,000	101,236
Jahwa Electronics Co. Ltd.*	2,950	53,744
Ju Teng International Holdings Ltd.	284,000	189,094
Kingboard Chemical Holdings Ltd.	24,900	55,926

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Kingboard Laminates Holdings Ltd.	323,500	$120,404
Korea Circuit Co. Ltd.*	2,390	27,018
Largan Precision Co. Ltd.	4,000	153,808
LG Display Co. Ltd.*	9,070	214,812
LG Innotek Co. Ltd.*	297	23,586
Lotes Co. Ltd.	9,000	20,408
Lumax International Corp. Ltd.	4,000	9,664
MIN AIK Technology Co. Ltd.	6,000	34,260
Nan Ya Printed Circuit Board Corp.*	3,000	3,575
Pan-International Industrial Corp.	39,200	29,888
Partron Co. Ltd.	11,555	147,899
Samart Corp. PCL (NVDR)	31,500	13,932
Samsung Electro- Mechanics Co. Ltd.	2,326	144,947
Samsung SDI Co. Ltd.	1,292	173,216
SFA Engineering Corp.*	653	27,637
Sunny Optical Technology Group Co. Ltd.	66,000	53,974
Synnex Technology International Corp.	49,000	83,129
Taiflex Scientific Co. Ltd.	15,000	27,775
Taiwan PCB Techvest Co. Ltd.	88,662	101,399
Test Research, Inc.	57,280	85,171
Tong Hsing Electronic Industries Ltd.	4,000	20,530
TPK Holding Co. Ltd.	10,000	63,372
Tripod Technology Corp.	13,000	23,685
TXC Corp.	32,000	36,914
Unimicron Technology Corp.	45,000	34,458
Vivotek, Inc.	4,000	22,906
Wah Lee Industrial Corp.	63,000	99,082
Wasion Group Holdings Ltd.	146,000	87,997
Wintek Corp.*	64,000	21,335

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
WPG Holdings Ltd.	43,000	$50,100
WT Microelectronics Co. Ltd.	90,000	109,910
Yageo Corp.*	28,000	11,552
Zhen Ding Technology Holding Ltd.	3,150	7,870

		5,758,271
Energy Equipment & Services - 0.4%
Anton Oilfield Services Group	24,000	15,331
Bumi Armada Bhd	35,100	42,479
China Oilfield Services Ltd., Class H	58,000	155,368
Dayang Enterprise Holdings Bhd	26,400	29,425
Hilong Holding Ltd.	68,000	52,019
Honghua Group Ltd.	265,000	75,082
Maridive & Oil Services SAE*	10,086	10,590
Sapurakencana Petroleum Bhd*	146,600	192,313
Scomi Energy Services Bhd*	42,000	10,417
TMK OAO	71,662	192,860
TMK OAO (GDR)	1,530	16,907
Wah Seong Corp. Bhd	27,447	15,829

		808,620
Food - 0.0%†
RCL Foods Ltd.*	10,215	14,807

Food & Staples Retailing - 1.9%
Almacenes Exito S.A.	8,859	116,003
Big C Supercenter PCL (NVDR)	11,000	58,316
BIM Birlesik Magazalar A/S	8,778	149,865
Bizim Toptan Satis Magazalari A/S	2,184	18,499
Brasil Pharma S.A.*	11,200	23,216
Cencosud S.A.	45,251	127,714
China Resources Enterprise Ltd.	48,000	142,798
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference)	4,902	189,052
Clicks Group Ltd.	12,131	61,672

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Controladora Comercial Mexicana SAB de CV	47,600	$180,451
CP ALL PCL (NVDR)	202,700	241,017
DIXY Group OJSC*	6,028	56,809
Dongsuh Co., Inc.	1,121	17,019
E-Mart Co. Ltd.	946	229,794
Emperia Holding S.A.	1,463	32,952
Eurocash S.A.	2,904	37,771
Grupo Comercial Chedraui S.A. de CV	9,800	29,045
GS Retail Co. Ltd.	360	8,526
Hero Supermarket Tbk PT*	105,000	23,219
Magnit OJSC	2,279	543,366
Massmart Holdings Ltd.	5,343	57,813
Migros Ticaret A/S*	852	5,502
Organizacion Soriana SAB de CV, Class B*	6,900	19,790
Pick’n Pay Holdings Ltd.	31,393	58,211
Pick’n Pay Stores Ltd.	14,063	57,228
President Chain Store Corp.	23,000	154,485
Puregold Price Club, Inc.	21,000	17,840
Raia Drogasil S.A.	21,900	131,393
Shoprite Holdings Ltd.	18,239	233,034
Sumber Alfaria Trijaya Tbk PT	379,500	13,893
Sun Art Retail Group Ltd.	92,500	121,033
Taiwan TEA Corp.*	16,000	14,496
The SPAR Group Ltd.	10,280	110,276
Wal-Mart de Mexico SAB de CV	206,600	494,046
Wumart Stores, Inc., Class H	53,000	67,711

		3,843,855
Food Products - 3.2%
Alicorp SAA	17,721	54,328
Asian Citrus Holdings Ltd.	304,230	78,123
AVI Ltd.	11,706	53,820
Binggrae Co. Ltd.*	468	39,570
BIOSEV S.A.*	15,400	63,907
Biostime International Holdings Ltd.	6,500	55,961

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
BRF S.A.	26,000	$464,217
Britannia Industries Ltd.	3,656	51,498
Charoen Pokphand Foods PCL (NVDR)	150,800	130,197
Charoen Pokphand Indonesia Tbk PT	324,500	109,894
China Agri-Industries Holdings Ltd.	59,705	26,605
China Foods Ltd.*	74,000	26,113
China Huishan Dairy Holdings Co. Ltd.*	206,000	68,182
China Huiyuan Juice Group Ltd.*	88,500	50,491
China Mengniu Dairy Co. Ltd.	51,000	234,810
China Modern Dairy Holdings Ltd.*	66,000	30,600
China Yurun Food Group Ltd.*	129,000	75,923
CJ CheilJedang Corp.	350	86,817
Daesang Corp.*	2,270	75,076
Dongwon F&B Co. Ltd.*	294	36,532
Dongwon Industries Co. Ltd.*	353	97,950
Dutch Lady Milk Industries Bhd	2,600	36,578
Empresas Aquachile S.A.*	83,959	38,653
Felda Global Ventures Holdings Bhd	43,300	56,414
Genting Plantations Bhd	7,400	22,776
GlaxoSmithKline Consumer Healthcare Ltd.	250	17,008
Gruma SAB de CV, Class B*	18,500	150,331
Grupo Bimbo SAB de CV	69,100	183,468
Grupo Herdez SAB de CV	12,800	40,088
Grupo Lala SAB de CV	12,300	26,196
Grupo Nutresa S.A.	9,030	105,302
Hap Seng Plantations Holdings Bhd	22,200	18,044
IJM Plantations Bhd	26,800	25,747
Illovo Sugar Ltd.	20,130	48,303
Indofood CBP Sukses Makmur Tbk PT	37,500	33,784

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Indofood Sukses Makmur Tbk PT	197,500	$112,823
Industrias Bachoco SAB de CV	7,300	25,678
IOI Corp. Bhd	130,100	163,281
Japfa Comfeed Indonesia Tbk PT	146,000	16,621
JBS S.A.	28,100	98,045
Juhayna Food Industries	14,500	31,784
Keck Seng Malaysia Bhd	13,100	24,114
Kernel Holding S.A.*	1,769	21,381
Khon Kaen Sugar Industry PCL (NVDR)	168,500	60,744
Kuala Lumpur Kepong Bhd	18,800	131,569
Kulim Malaysia Bhd*	10,300	9,849
Lien Hwa Industrial Corp.	47,000	29,862
Lotte Confectionery Co. Ltd.*	17	29,542
Lotte Food Co. Ltd.*	68	50,062
M Dias Branco S.A.	1,300	44,291
Maeil Dairy Industry Co. Ltd.*	546	22,062
Marfrig Global Foods S.A.*	63,300	108,732
Mayora Indah Tbk PT	19,417	42,937
MSM Malaysia Holdings Bhd	11,800	17,454
Namchow Chemical Industrial Ltd.	11,000	15,648
Namyang Dairy Products Co. Ltd.*	44	35,928
Nestle India Ltd.	992	79,910
Nestle Malaysia Bhd	2,200	44,414
Nippon Indosari Corpindo Tbk PT	135,000	11,665
NongShim Co. Ltd.	52	13,287
Oceana Group Ltd.	5,071	37,957
Orion Corp.*	145	118,265
Ottogi Corp.*	120	44,173
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,300	43,144
Pioneer Foods Ltd.	6,812	53,490
PPB Group Bhd	19,300	88,815

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
PT Astra Agro Lestari Tbk PT	14,000	$24,623
QL Resources Bhd	25,400	30,360
Salim Ivomas Pratama Tbk PT	97,500	5,789
Samyang Holdings Corp.*	1,040	66,655
San Miguel Pure Foods Co., Inc.	9,840	50,372
Sao Martinho S.A.	4,700	48,013
Sarawak Oil Palms Bhd	9,200	18,089
Shenguan Holdings Group Ltd.	34,000	15,107
Silla Co. Ltd.	2,610	60,352
SLC Agricola S.A.	5,100	37,906
Standard Foods Corp.	9,750	28,577
Tata Global Beverages Ltd.	26,459	59,544
Tenfu Cayman Holdings Co. Ltd.	59,000	30,774
Tenwow International Holdings Ltd.*	25,000	10,174
Tereos Internacional S.A.	90,700	79,772
Thai Union Frozen Products PCL (NVDR)	19,500	41,203
Thai Vegetable Oil PCL (NVDR)	100,400	59,309
Tiger Brands Ltd.	6,113	145,590
Tingyi Cayman Islands Holding Corp.	78,000	201,911
Tongaat Hulett Ltd.	29,947	324,412
TSH Resources Bhd	20,700	17,381
Ulker Biskuvi Sanayi A/S	4,632	28,478
Ultrajaya Milk Industry & Trading Co. Tbk PT*	102,000	39,012
Uni-President China Holdings Ltd.	35,000	31,643
Uni-President Enterprises Corp.	174,640	288,209
United Plantations Bhd	2,500	19,124
Universal Robina Corp.	37,110	96,705
Want Want China Holdings Ltd.	229,000	309,077
Wawel S.A.	56	22,738
Wei Chuan Foods Corp.	14,000	22,203

		6,553,935

	Shares	Value
Common Stocks - (continued)
Gas Utilities - 0.7%
Aygaz A/S	2,804	$9,426
China Gas Holdings Ltd.	102,000	142,659
China Oil & Gas Group Ltd.	420,000	71,399
China Resources Gas Group Ltd.	30,000	93,112
China Tian Lun Gas Holdings Ltd.*	10,500	9,587
Cia de Gas de Sao Paulo (Preference)	1,100	23,614
E1 Corp.*	746	46,697
Empresa de Energia de Bogota S.A.*	40,772	26,896
ENN Energy Holdings Ltd.	30,000	194,532
GAIL India Ltd.	17,775	101,648
Gas Malaysia Bhd	37,600	40,785
Gasco S.A.	2,463	21,518
Great Taipei Gas Co. Ltd.	31,000	23,636
Gujarat State Petronet Ltd.	32,325	28,659
Indraprastha Gas Ltd.	7,897	31,220
Infraestructura Energetica Nova SAB de CV	6,400	27,538
Korea District Heating Corp.*	646	43,757
Korea Gas Corp.*	955	59,423
Perusahaan Gas Negara Persero Tbk PT	453,000	176,971
Petronas Gas Bhd	22,300	155,797
Promigas S.A.*^	644	1,518
Samchully Co. Ltd.*	741	84,114
Towngas China Co. Ltd.	20,000	23,362
Zhongyu Gas Holdings Ltd.*	92,000	24,882

		1,462,750
Health Care Equipment & Supplies - 0.2%
Chabio & Diostech Co. Ltd.*	7,057	76,481
Ginko International Co. Ltd.	1,000	18,516
Golden Meditech Holdings Ltd.	117,832	10,623
Hartalega Holdings Bhd	4,700	9,972

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Kossan Rubber Industries*	27,300	$34,507
Microlife Corp.	8,000	21,388
Microport Scientific Corp.	37,000	23,826
Pihsiang Machinery Manufacturing Co. Ltd.*	16,000	15,764
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	75,005
St Shine Optical Co. Ltd.	2,000	51,819
Supermax Corp. Bhd	39,500	34,466
Top Glove Corp. Bhd	29,400	48,231

		420,598
Health Care Providers & Services - 0.7%
Apollo Hospitals Enterprise Ltd.	2,270	33,701
Bangkok Chain Hospital PCL (NVDR)	88,000	15,329
Bangkok Dusit Medical Services PCL (NVDR)	15,400	55,050
Banmedica S.A.	24,483	41,856
Bumrungrad Hospital PCL (NVDR)	12,200	31,045
CHC Healthcare Group	3,000	7,070
Diagnosticos da America S.A.	21,500	131,923
Farmacol S.A.*	800	14,973
Fleury S.A.	4,500	34,282
Fortis Healthcare Ltd.*	9,651	15,558
IHH Healthcare Bhd*	100,500	110,816
KPJ Healthcare Bhd	54,406	54,626
Life Healthcare Group Holdings Ltd.	44,508	141,429
Mediclinic International Ltd.	16,180	103,436
Netcare Ltd.	45,238	90,122
Odontoprev S.A.	27,600	102,568
Qualicorp S.A.*	20,400	172,597
Selcuk Ecza Deposu Ticaret Ve Sanayi A/S	57,982	46,162
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,200	74,753
Sinopharm Group Co. Ltd., Class H	36,000	101,535

		1,378,831

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 1.0%
Ajisen China Holdings Ltd.	59,000	$69,677
Alsea SAB de CV	43,200	128,808
AmRest Holdings SE*	1,235	34,555
Berjaya Sports Toto Bhd	22,266	26,947
Bloomberry Resorts Corp.*	77,200	14,990
Central Plaza Hotel PCL (NVDR)	33,100	27,324
Central Plaza Hotel PCL	1,600	1,321
China Travel International Investment Hong Kong Ltd.	372,000	70,905
Famous Brands Ltd.	5,952	53,292
Formosa International Hotels Corp.	1,100	12,126
Genting Bhd	84,100	261,360
Genting Malaysia Bhd	113,000	147,222
Gourmet Master Co. Ltd.	2,000	12,080
Grand Korea Leisure Co. Ltd.	1,040	40,323
Hana Tour Service, Inc.	1,042	69,606
Hotel Shilla Co. Ltd.	1,342	97,796
Indian Hotels Co. Ltd.	25,121	23,235
International Meal Co. Holdings S.A.*	5,400	39,132
Jollibee Foods Corp.	15,980	53,596
Jubilant Foodworks Ltd.*	3,269	55,918
Kangwon Land, Inc.*	3,870	122,389
Magnum Bhd	12,300	11,247
Melco Crown Philippines Resorts Corp.*	169,200	51,522
Minor International PCL (NVDR)	60,500	38,122
Oishi Group PCL (NVDR)	3,600	8,534
Orbis S.A.	1,130	14,049
Paradise Co. Ltd.	1,338	34,752
REXLot Holdings Ltd.	2,171,986	341,261
Shangri-La Hotels Malaysia Bhd	10,300	21,514
Sun International Ltd.	14,628	129,008
The Ambassador Hotel	24,000	23,289
Tsogo Sun Holdings Ltd.	1,488	3,427

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Wowprime Corp.*	1,100	$17,826

		2,057,153
Household Durables - 1.3%
Airmate Cayman International Co. Ltd.*	5,000	13,087
AmTRAN Technology Co. Ltd.	15,000	9,654
Arcelik A/S	8,521	42,023
Corp. GEO SAB de CV*^	93,100	11,549
Coway Co. Ltd.	2,150	139,403
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,300	90,216
Direcional Engenharia S.A.	30,900	135,247
Even Construtora e Incorporadora S.A.	61,400	181,528
Ez Tec Empreendimentos e Participacoes S.A.	3,900	43,464
Gafisa S.A.	43,300	54,889
Haier Electronics Group Co. Ltd.	30,000	87,703
Hanssem Co. Ltd.*	800	39,239
Helbor Empreendimentos S.A.	34,910	100,904
LG Electronics, Inc.	4,233	261,411
LG Electronics, Inc. (Preference)	690	16,567
Merry Electronics Co. Ltd.	6,000	34,755
MRV Engenharia e Participacoes S.A.	96,800	329,755
Oriental Weavers	10,769	55,704
PDG Realty SA Empreendimentos e Participacoes*	159,400	109,917
PIK Group*	81,208	154,526
PIK Group (GDR)*	13,669	26,422
Rossi Residencial S.A.*	109,800	88,409
Sanyo Electric Taiwan Co. Ltd.	5,950	8,052
Skyworth Digital Holdings Ltd.	51,812	28,359
Steinhoff International Holdings Ltd.	45,933	188,359
Tatung Co. Ltd.*	1,000	286

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
TCL Multimedia Technology Holdings Ltd.	144,000	$66,763
Tecnisa S.A.*	39,200	125,606
Welling Holding Ltd.	352,000	110,612
Zeng Hsing Industrial Co. Ltd.*	4,000	20,728

		2,575,137
Household Products - 0.4%
Hindustan Unilever Ltd.	24,754	225,237
Kimberly-Clark de Mexico SAB de CV, Class A	58,300	148,563
LG Household & Health Care Ltd.	353	157,644
LG Household & Health Care Ltd. (Preference)	64	12,437
NVC Lighting Holdings Ltd.	435,000	113,165
Unilever Indonesia Tbk PT	57,600	134,683
Vinda International Holdings Ltd.	2,000	3,158

		794,887
Independent Power Producers & Energy Traders - 1.2%
Aboitiz Power Corp.	105,200	83,450
Adani Power Ltd.*	38,430	19,995
AES Gener S.A.	132,158	65,305
AES Tiete S.A.	1,300	9,324
AES Tiete S.A. (Preference)	4,400	34,302
Akenerji Elektrik Uretim A/S*	46,194	20,432
Aksa Enerji Uretim A/S*	20,458	19,364
Beijing Jingneng Clean Energy Co. Ltd.	286,000	187,111
China Datang Corp. Renewable Power Co. Ltd., Class H	203,000	39,738
China Longyuan Power Group Corp., Class H	102,000	122,692
China Power International Development Ltd.	86,000	28,907

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
China Power New Energy Development Co. Ltd.*	440,000	$43,633
China Resources Power Holdings Co. Ltd.	70,000	166,057
Cia Energetica de Sao Paulo (Preference)	8,900	84,781
Colbun S.A.	371,568	81,397
CPFL Energias Renovaveis S.A.*	4,900	26,283
Datang International Power Generation Co. Ltd., Class H	172,000	68,669
E.ON Russia JSC	3,809,359	249,970
Edegel SAA	22,666	19,762
Electricity Generating PCL (NVDR)	7,900	30,513
Empresa Nacional de Electricidad S.A.	135,323	173,692
Energy Development Corp.	273,600	31,695
Eneva S.A.*	29,600	38,989
First Gen Corp.	319,700	110,047
Glow Energy PCL (NVDR)	19,000	38,852
Huadian Power International Corp. Ltd., Class H	444,000	185,267
Huaneng Power International, Inc., Class H	120,000	111,580
Huaneng Renewables Corp. Ltd., Class H	80,000	33,381
Jaiprakash Power Ventures Ltd.*	176,967	36,577
JSW Energy Ltd.	102,488	72,137
NHPC Ltd.	43,444	12,412
NTPC Ltd.	48,010	96,894
Ratchaburi Electricity Generating Holding PCL (NVDR)	36,100	52,220
Reliance Power Ltd.*	14,713	14,583
SPCG PCL (NVDR)*	19,100	10,878
Taiwan Cogeneration Corp.	53,000	31,925
Tractebel Energia S.A.	6,300	89,747

		2,542,561

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - 1.7%
Aboitiz Equity Ventures, Inc.	79,820	$91,585
Aditya Birla Nuvo Ltd.	952	16,760
Alarko Holding A/S	22,363	46,093
Alfa SAB de CV, Class A	113,700	320,324
Alliance Global Group, Inc.	100,900	60,335
Allied Electronics Corp. Ltd.	6,251	13,013
Allied Electronics Corp. Ltd. (Preference)	59,020	122,598
Antarchile S.A.	4,786	57,472
Beijing Enterprises Holdings Ltd.	21,500	182,748
Berjaya Corp. Bhd	220,300	33,573
Berli Jucker PCL (NVDR)	13,300	18,232
Berli Jucker PCL	200	274
Bidvest Group Ltd.	11,145	246,594
Boustead Holdings Bhd	35,100	55,065
Citic Pacific Ltd.	51,000	63,711
CJ Corp.	460	51,142
DMCI Holdings, Inc.	27,330	36,062
Dogan Sirketler Grubu Holding A/S*	10,842	3,357
Doosan Corp.	204	26,016
Enka Insaat Ve Sanayi A/S	14,736	41,974
Far Eastern New Century Corp.	113,160	117,278
Grupo Carso SAB de CV	21,900	114,314
Grupo KUO SAB De CV*	31,300	64,954
HAP Seng Consolidated Bhd	800	657
Hosken Consolidated Investments Ltd.	2,125	25,910
Jaiprakash Associates Ltd.	98,751	63,438
JG Summit Holdings, Inc.	131,900	114,670
KAP Industrial Holdings Ltd.	205,327	63,425
KOC Holding A/S	27,066	91,700
LG Corp.	3,872	208,007
MAX India Ltd.	43,230	131,060

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
MMC Corp. Bhd	19,700	$16,483
Quinenco S.A.	5,791	12,753
Reunert Ltd.	16,712	95,570
Samsung Techwin Co. Ltd.	1,636	81,009
San Miguel Corp.	21,600	26,595
Shanghai Industrial Holdings Ltd.	14,000	46,608
Siemens Ltd.	2,046	18,027
Sigdo Koppers S.A.	10,813	15,162
Sime Darby Bhd	115,819	311,135
SK Holdings Co. Ltd.	991	166,656
SM Investments Corp.	6,030	93,736
Tianjin Development Hldgs Ltd.*	56,000	34,978
Turkiye Sise Ve Cam Fabrikalari A/S	7,968	8,811
Yazicilar Holding A/S, Class A	823	6,479

		3,416,343
Insurance - 2.7%
Anadolu Hayat Emeklilik A/S	8,928	19,744
Bajaj Finserv Ltd.	9,942	107,925
Bangkok Insurance PCL (NVDR)	700	7,952
Bangkok Life Assurance PCL (NVDR)	8,100	15,091
BB Seguridade Participacoes S.A.	27,400	256,826
Brasil Insurance Participacoes e Administracao S.A.	5,800	45,384
Cathay Financial Holding Co. Ltd.	302,440	455,694
China Life Insurance Co. Ltd.	94,420	90,221
China Life Insurance Co. Ltd., Class H	291,000	794,509
China Pacific Insurance Group Co. Ltd., Class H	102,000	371,755
China Taiping Insurance Holdings Co. Ltd.*	29,000	50,719
Discovery Ltd.	10,112	67,904
Dongbu Insurance Co. Ltd.	1,782	89,570
Hanwha Life Insurance Co. Ltd.	6,870	46,983

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	2,600	$75,545
Korean Reinsurance Co.	2,536	26,771
Liberty Holdings Ltd.	3,013	30,746
LIG Insurance Co. Ltd.	1,290	37,904
Long Bon International Co. Ltd.	85,000	46,010
LPI Capital Bhd	13,300	65,973
Mercuries Life Insurance Co. Ltd.*	31,000	19,952
Meritz Fire & Marine Insurance Co. Ltd.	1,700	23,903
MMI Holdings Ltd.	41,209	86,929
New China Life Insurance Co. Ltd., Class H*	22,300	66,342
Panin Financial Tbk PT*	4,717,900	85,780
People’s Insurance Co. Group of China Ltd., Class H	263,000	114,145
PICC Property & Casualty Co. Ltd., Class H	117,940	159,485
Ping An Insurance Group Co. of China Ltd., Class H	76,000	615,650
Porto Seguro S.A.	3,700	43,007
Powszechny Zaklad Ubezpieczen S.A.	2,126	278,206
Rand Merchant Insurance Holdings Ltd.	24,084	52,831
Samsung Fire & Marine Insurance Co. Ltd.	1,401	324,612
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	84	11,497
Samsung Life Insurance Co. Ltd.	2,298	222,210
Sanlam Ltd.	70,803	302,325
Santam Ltd.	665	10,512
Shin Kong Financial Holding Co. Ltd.	271,916	91,095
Sinar Mas Multiartha Tbk PT	73,500	19,835
Sul America S.A.	38,439	211,099
Thai Reinsurance PCL*	6,000	614
Thai Reinsurance PCL (NVDR)*	218,100	22,332

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Tongyang Life Insurance	230	$2,331

		5,467,918
Internet & Catalog Retail - 0.1%
Amway Malaysia Hldgs Bhd*	2,700	9,843
B2W Cia Digital*	5,900	56,739
CJ O Shopping Co. Ltd.	100	37,642
GS Home Shopping, Inc.	85	22,029
Hyundai Home Shopping Network Corp.*	189	32,049
Interpark Corp.*	2,860	36,741

		195,043
Internet Software & Services - 2.0%
Ahnlab, Inc.*	620	36,087
Daou Technology, Inc.*	5,260	77,646
Daum Communications Corp.*	736	55,010
Indoritel Makmur Internasional Tbk PT*	892,400	58,470
NAVER Corp.	1,127	710,726
NHN Entertainment Corp.*	512	36,976
PChome Online, Inc.	6,000	41,489
SINA Corp.*	2,600	169,494
Sohu.com, Inc.*	1,000	72,780
Tencent Holdings Ltd.	40,700	2,848,811

		4,107,489
IT Services - 1.5%
Cielo S.A.	14,040	372,421
CMC Ltd.	2	45
EOH Holdings Ltd.	8,451	59,549
HCL Technologies Ltd.	8,428	196,687
Infosys Ltd.	13,881	819,966
Infosys Ltd. (ADR)	4,216	246,973
Kginicis Co. Ltd.	650	11,326
Mphasis Ltd.	8,245	48,749
Posco ICT Co. Ltd.	4,391	31,506
SK C&C Co. Ltd.*	863	100,785
Sonda S.A.	15,472	30,595
Systex Corp.*	16,000	33,587
Tata Consultancy Services Ltd.	18,218	651,623
Tech Mahindra Ltd.	3,846	109,690

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Travelsky Technology Ltd., Class H	89,000	$93,415
Wipro Ltd.	24,021	220,466

		3,027,383
Leisure Equipment & Products - 0.1%
Ability Enterprise Co. Ltd.	30,000	19,111
Asia Optical Co., Inc.*	62,000	64,972
Genius Electronic Optical Co. Ltd.	3,178	9,713
Giant Manufacturing Co. Ltd.	11,000	69,709
Johnson Health Tech Co. Ltd.	6,030	16,260
KMC Kuei Meng International, Inc.*	2,000	7,360
Merida Industry Co. Ltd.	7,000	43,205
Topkey Corp.	192	954
Young Optics, Inc.	6,000	11,546

		242,830
Life Sciences Tools & Services - 0.0%†
Divi’s Laboratories Ltd.	817	17,154

Machinery - 1.4%
Airtac International Group	4,280	38,848
Ashok Leyland Ltd.	76,098	19,979
China International Marine Containers Group Co. Ltd., Class H	13,400	31,098
China National Materials Co. Ltd., Class H	354,000	68,841
China Rongsheng Heavy Industries Group Holdings Ltd.*	871,000	151,433
China Yuchai International Ltd.	4,100	87,125
CIMC Enric Holdings Ltd.	20,000	32,145
Cosco Corp. Singapore Ltd.	17,000	9,310
CSBC Corp. Taiwan	55,000	35,399
CSR Corp. Ltd., Class H	66,000	48,109
Cummins India Ltd.	2,089	14,545
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,490	112,491

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Doosan Engine Co. Ltd.*	1,060	$8,012
Doosan Infracore Co. Ltd.*	4,330	52,793
Eicher Motors Ltd.	571	42,342
Famur S.A.*	13,030	20,626
Haitian International Holdings Ltd.	16,000	34,700
Hanjin Heavy Industries & Construction Co. Ltd.*	17,244	216,688
Hiwin Technologies Corp.	6,090	55,277
Hyundai Elevator Co. Ltd.*	355	15,174
Hyundai Heavy Industries Co. Ltd.	1,650	346,078
Hyundai Mipo Dockyard*	442	71,647
Hyundai Rotem Co. Ltd.	540	14,555
Iochpe-Maxion S.A.	5,800	58,196
Jain Irrigation Systems Ltd.	83,866	84,662
King Slide Works Co. Ltd.	3,000	32,824
Kinik Co.	10,000	25,481
Kopex S.A.	5,747	24,394
Lonking Holdings Ltd.*	608,000	122,151
Marcopolo S.A.	4,100	8,380
Marcopolo S.A. (Preference)	44,800	95,823
Otokar Otomotiv Ve Savunma Sanayi A/S	706	15,051
Pipavav Defence & Offshore Engineering Co. Ltd.*	18,118	9,861
Posco Plantec Co. Ltd.*	260	1,494
Randon Participacoes S.A. (Preference)	13,300	51,183
Rechi Precision Co. Ltd.	11,330	11,892
Samsung Heavy Industries Co. Ltd.	6,110	192,374
San Shing Fastech Corp.*	9,000	21,091
Sany Heavy Equipment International Holdings Co. Ltd.	86,000	22,373

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	135,300	$56,826
Shin Zu Shing Co. Ltd.	8,000	19,540
Sinotruk Hong Kong Ltd.	11,000	5,638
STX Offshore & Shipbuilding Co. Ltd.*	5,256	26,959
Taewoong Co. Ltd.*	940	23,229
Thermax Ltd.	2,214	22,393
TK Corp.*	823	15,189
Turk Traktor Ve Ziraat Makineleri A/S	564	12,972
United Tractors Tbk PT	64,500	101,953
WEG S.A.	9,800	110,876
Weichai Power Co. Ltd., Class H	25,000	95,302
Yungtay Engineering Co. Ltd.	11,000	30,171
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	44,200	35,976

		2,861,469
Marine - 0.5%
China COSCO Holdings Co. Ltd., Class H*	368,000	154,976
China Shipping Container Lines Co. Ltd., Class H*	454,000	106,998
China Shipping Development Co. Ltd., Class H*	132,000	79,049
Chinese Maritime Transport Ltd.	8,000	10,206
Cia Sud Americana de Vapores S.A.*	1,102,872	44,767
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,513
First Steamship Co. Ltd.	29,034	17,968
Grindrod Ltd.	5,037	11,410
Hanjin Shipping Co. Ltd.*	21,420	129,879
Hyundai Merchant Marine Co. Ltd.*	2,575	34,042
Malaysian Bulk Carriers Bhd	25,400	14,573
MISC Bhd*	39,900	71,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Pan Ocean Co. Ltd.*	1,296	$5,352
Precious Shipping PCL (NVDR)	15,700	9,512
Shih Wei Navigation Co. Ltd.	6,484	4,452
Sincere Navigation Corp.	13,000	11,778
Sinotrans Shipping Ltd.	77,500	25,451
Taiwan Navigation Co. Ltd.	26,000	21,282
Thoresen Thai Agencies PCL (NVDR)*	22,780	12,008
Trada Maritime Tbk PT*	179,500	24,257
Trencor Ltd.	16,875	108,786
U-Ming Marine Transport Corp.	7,000	11,621
Wan Hai Lines Ltd.	13,000	6,329
Wisdom Marine Lines Co. Ltd.	53,750	61,028
Yang Ming Marine Transport Corp.*	41,000	17,795

		1,008,569
Media - 1.6%
ABS-CBN Holdings Corp.	23,300	14,395
Astro Malaysia Holdings Bhd	65,100	57,192
BEC World PCL (NVDR)	43,300	61,323
Caxton and CTP Publishers and Printers Ltd.	39,922	64,697
Cheil Worldwide, Inc.*	3,470	90,774
Cinema City International N.V.*	1,294	13,957
CJ CGV Co. Ltd.*	1,248	56,666
CJ E&M Corp.*	570	18,026
CJ Hellovision Co. Ltd.*	670	12,488
Cyfrowy Polsat S.A.*	10,372	64,820
Daekyo Co. Ltd.	4,590	31,734
Dish TV India Ltd.*	17,517	13,406
Dogan Yayin Holding A/S*	39,184	9,012
Global Mediacom Tbk PT	276,500	41,894
Grupo Televisa SAB	101,100	587,935

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Hyundai Hy Communications & Networks Co. Ltd.*	3,530	$18,700
KT Skylife Co. Ltd.	520	13,627
Major Cineplex Group PCL (NVDR)	20,200	10,219
MCOT PCL (NVDR)	4,100	3,540
Media Nusantara Citra Tbk PT	139,500	25,535
Media Prima Bhd	99,200	70,847
MNC Investama Tbk PT	526,500	12,936
MNC Sky Vision Tbk PT	53,000	8,334
Naspers Ltd., Class N	15,510	1,577,101
Phoenix Satellite Television Holdings Ltd.	20,000	7,315
SBS Media Holdings Co. Ltd.*	3,440	15,427
SM Entertainment Co.*	1,625	69,609
Smiles S.A.	3,400	47,214
Star Publications Malaysia Bhd	20,000	13,088
Sun TV Network Ltd.	2,095	12,054
Surya Citra Media Tbk PT	172,049	37,341
TV Azteca SAB de CV	142,500	88,492
TV18 Broadcast Ltd.*	39,466	12,724
TVN S.A.	12,914	63,582
VGI Global Media PCL (NVDR)	16,848	4,338
Visi Media Asia Tbk PT*	697,000	15,527
VODone Ltd.*	302,000	56,784
YG Entertainment, Inc.*	458	25,674
Zee Entertainment Enterprises Ltd.	6,593	28,038

		3,376,365
Metals & Mining - 5.2%
African Rainbow Minerals Ltd.	4,440	86,886
Alrosa AO	17,347	17,982
Aluminum Corp. of China Ltd., Class H*	114,000	40,962
Aneka Tambang Persero Tbk PT	224,500	18,938
Angang Steel Co. Ltd., Class H*	118,000	75,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Anglo American Platinum Ltd.*	2,623	$103,971
AngloGold Ashanti Ltd.	15,437	224,960
ArcelorMittal South Africa Ltd.*	4,451	15,204
Assore Ltd.	1,394	49,745
Atlas Consolidated Mining & Development	237,200	83,742
Bhushan Steel Ltd.	18,548	137,522
Bradespar S.A.	700	5,246
Bradespar S.A. (Preference)	8,800	81,031
Bumi Resources Minerals Tbk PT*	1,298,000	24,132
CAP S.A.	3,269	47,365
Chiho-Tiande Group Ltd.	48,000	22,872
China Hongqiao Group Ltd.	12,500	7,808
China Metal Products	23,260	28,521
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co. Ltd., Class H	353,000	147,750
China Nonferrous Mining Corp. Ltd.*	32,000	8,902
China Precious Metal Resources Holdings Co. Ltd.*	320,000	46,157
China Steel Corp.	477,550	410,601
China Vanadium Titano - Magnetite Mining Co. Ltd.*	348,000	44,369
China Zhongwang Holdings Ltd.*	26,800	7,973
Chinalco Mining Corp. International*	128,000	13,682
Chun Yuan Steel	178,000	66,976
Chung Hung Steel Corp.*	90,000	25,398
Cia Minera Milpo SAA*	51,859	36,944
Cia Siderurgica Nacional S.A.	27,500	127,065
Dongkuk Steel Mill Co. Ltd.	14,280	162,765
Eregli Demir Ve Celik Fabrikalari TAS	56,116	67,263
Ezz Steel*	5,211	12,710

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Feng Hsin Iron & Steel Co.	28,000	$47,872
Fosun International Ltd.	53,500	57,739
Gerdau S.A.	4,800	28,125
Gerdau S.A. (Preference)	34,100	241,479
Gloria Material Technology Corp.	39,900	29,434
Gold Fields Ltd.	30,532	107,298
Grupa Kety S.A.	1,094	74,617
Grupo Mexico SAB de CV	147,600	477,486
Grupo Simec SAB de CV*	8,200	30,541
Gujarat Mineral Development Corp. Ltd.	25,548	46,892
Harmony Gold Mining Co. Ltd.	13,059	38,082
Hindalco Industries Ltd.	42,246	73,866
Hindustan Zinc Ltd.	6,592	13,620
Honbridge Holdings Ltd.*	112,000	13,270
Hunan Nonferrous Metal Corp. Ltd., Class H*	134,000	41,935
Hyundai Hysco Co. Ltd.	304	11,432
Hyundai Steel Co.*	3,466	247,398
Impala Platinum Holdings Ltd.	21,507	222,296
Industrias CH SAB de CV*	18,300	109,704
Industrias Penoles SAB de CV	5,375	125,782
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	163,644	150,225
Izmir Demir Celik Sanayi A/S*	4,467	3,951
Jastrzebska Spolka Weglowa S.A.	888	13,015
Jiangxi Copper Co. Ltd., Class H	62,000	112,106
Jindal Steel & Power Ltd.	15,542	62,089
JSW Steel Ltd.	4,198	61,464
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class A*	32,381	27,642

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class B*	16,712	$29,493
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class D	171,831	73,721
KGHM Polska Miedz S.A.	6,220	216,065
KISWIRE Ltd.*	520	17,247
Korea Zinc Co. Ltd.*	345	112,169
Koza Altin Isletmeleri A/S	1,684	14,338
Koza Anadolu Metal Madencilik Isletmeleri A/S*	65,149	62,818
Krakatau Steel Persero Tbk PT*	141,000	5,612
Kumba Iron Ore Ltd.	3,272	131,434
Maanshan Iron & Steel, Class H*	274,000	66,693
Magnitogorsk Iron & Steel Works*	118,000	23,459
Magnitogorsk Iron & Steel Works (GDR)*	8,406	21,990
Managem	196	29,265
Mechel*	34,800	60,882
Mechel (ADR)*	3,380	6,557
Metalurgica Gerdau S.A.	400	2,852
Metalurgica Gerdau S.A. (Preference)	10,600	93,753
Midas Holdings Ltd.	70,000	25,192
Minera Frisco SAB de CV*	26,200	41,272
MMC Norilsk Nickel OJSC	1,463	223,456
MMC Norilsk Nickel OJSC (ADR)	7,127	108,615
MMG Ltd.*	412,000	84,896
MOIL Ltd.	9,107	31,985
Molibdenos y Metales S.A.	633	8,763
National Aluminium Co. Ltd.	36,555	19,574
Nickel Asia Corp.	69,475	26,521
NMDC Ltd.	35,399	81,922
North Mining Shares Co. Ltd., Class C*	840,000	35,159
Northam Platinum Ltd.*	8,338	31,094

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Novolipetsk Steel OJSC	29,448	$43,314
Paranapanema S.A.*	13,500	23,412
Philex Mining Corp.*	127,300	25,982
Polyus Gold OJSC	1,376	27,551
Poongsan Corp.*	7,440	182,811
POSCO	2,602	725,648
POSCO Chemtech Co. Ltd.	267	32,005
Royal Bafokeng Platinum Ltd.*	4,773	26,710
Sahaviriya Steel Industries PCL (NVDR)*	1,055,300	9,910
Seah Besteel Corp.*	4,310	95,232
SeAH Steel Corp.*	733	56,155
Sesa Sterlite Ltd.	46,668	140,328
Severstal OAO	3,213	25,870
Severstal OAO (GDR)	4,939	40,105
Shougang Concord International Enterprises Co. Ltd.*	1,382,000	68,523
Shougang Fushan Resources Group Ltd.	104,000	28,663
Sibanye Gold Ltd.	209,163	296,644
Sociedad Minera Cerro Verde SAA*	451	9,967
Sociedad Minera el Brocal SAA	640	2,266
Steel Authority of India Ltd.	21,842	22,363
STP & I PCL (NVDR)	17,800	9,383
TA Chen Stainless Pipe*	64,900	30,096
Tata Steel Ltd.	12,515	71,119
Timah Persero Tbk PT	160,500	16,826
Ton Yi Industrial Corp.	19,000	18,813
Tung Ho Steel Enterprise Corp.	25,000	21,619
Usinas Siderurgicas de Minas Gerais S.A.*	5,300	24,664
Usinas Siderurgicas de Minas Gerais S.A. (Preference)*	13,700	67,318
Vale Indonesia Tbk PT	68,500	12,931
Vale S.A.	52,400	715,096
Vale S.A. (Preference)	76,000	941,448
Volcan Cia Minera SAA	68,693	27,755

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
VSMPO-AVISMA Corp.	991	$219,813
Winsway Coking Coal Holding Ltd.*	518,000	27,685
Yieh Phui Enterprise Co. Ltd.*	54,000	17,395
Young Poong Corp.*	20	22,703
Zhaojin Mining Industry Co. Ltd., Class H	79,000	47,106
Zijin Mining Group Co. Ltd., Class H	178,000	38,512

		10,620,412
Multiline Retail - 0.9%
Aeon Co. M Bhd	3,800	13,967
El Puerto de Liverpool SAB de CV	8,900	93,325
Far Eastern Department Stores Ltd.	20,600	18,800
Golden Eagle Retail Group Ltd.	18,000	24,572
Grupo Famsa SAB de CV, Class A*	16,200	25,580
Grupo Sanborns SAB de CV	12,500	22,680
Hyundai Department Store Co. Ltd.	565	76,012
Hyundai Greenfood Co. Ltd.*	930	15,683
Intime Retail Group Co. Ltd.	27,500	27,625
Lojas Americanas S.A.	3,500	18,123
Lojas Americanas S.A. (Preference)	17,800	108,044
Lojas Renner S.A.	4,800	109,862
Lotte Shopping Co. Ltd.	436	153,976
Magazine Luiza S.A.*	7,100	23,307
Maoye International Holdings Ltd.	536,000	81,455
Marisa Lojas S.A.	5,300	34,578
Matahari Department Store Tbk PT*	49,500	47,128
Matahari Putra Prima Tbk PT	244,000	40,067
Mercuries & Associates Ltd.	20,520	13,579
Mitra Adiperkasa Tbk PT	80,200	35,798
New World Department Store China Ltd.	109,000	55,309

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Parkson Holdings Bhd	11,900	$10,419
Parkson Retail Group Ltd.	335,500	102,402
Poya Co. Ltd.	4,000	25,151
Ramayana Lestari Sentosa Tbk PT	311,000	32,348
Ripley Corp. S.A.	72,182	40,485
Robinson Department Store PCL (NVDR)	12,900	17,390
SACI Falabella	28,230	219,745
Shinsegae Co. Ltd.	301	64,258
Springland International Holdings Ltd.	79,000	36,627
Taiwan FamilyMart Co. Ltd.	2,000	11,948
The Eslite Spectrum Corp.	1,000	6,304
Woolworths Holdings Ltd.	30,315	164,213

		1,770,760
Multi-Utilities - 0.1%
YTL Corp. Bhd	172,400	79,335
YTL Power International Bhd*	53,200	29,728
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.*	2,928	60,813

		169,876
Office Electronics - 0.0%†
Kinpo Electronics	180,000	67,134
Sindoh Co. Ltd.	327	19,003

		86,137
Oil, Gas & Consumable Fuels - 8.3%
Adaro Energy Tbk PT	466,500	36,296
AK Transneft OAO (Preference)	440	1,001,976
Banpu PCL (NVDR)	37,800	30,345
Bashneft OAO	1,400	78,528
Bashneft OAO (Preference)	1,172	48,364
Bharat Petroleum Corp. Ltd.	5,137	29,737
Bumi Resources Tbk PT*	1,218,500	30,637
Cairn India Ltd.	21,457	111,078
China Aviation Oil Singapore Corp. Ltd.	40,000	32,233

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
China Coal Energy Co. Ltd., Class H	150,000	$74,954
China Petroleum & Chemical Corp., Class H	1,043,200	830,282
China Shenhua Energy Co. Ltd., Class H	135,000	348,592
CNOOC Ltd.	693,000	1,088,837
Coal India Ltd.	23,750	93,798
Cosan S.A. Industria e Comercio	4,300	63,813
Cosco Capital, Inc.*	166,100	29,137
Ecopetrol S.A.	194,367	338,067
Empresas COPEC S.A.	18,540	216,414
Energi Mega Persada Tbk PT*	9,993,300	58,110
Energy Absolute PCL (NVDR)	105,600	25,912
Energy Earth PCL (NVDR)	81,000	14,968
Essar Oil Ltd.*	32,654	23,375
Esso Thailand PCL (NVDR)	301,700	51,182
Exxaro Resources Ltd.	4,214	56,543
Formosa Petrochemical Corp.	47,000	118,208
Gazprom OAO	328,410	1,353,914
Gazprom OAO (ADR)	73,857	610,059
Grupa Lotos S.A.*	1,462	16,381
GS Holdings*	2,113	101,272
Hankook Shell Oil Co. Ltd.	56	19,829
Harum Energy Tbk PT	246,400	48,332
Hindustan Petroleum Corp. Ltd.	22,104	86,169
Indian Oil Corp. Ltd.	11,043	43,243
Indika Energy Tbk PT	415,500	18,376
Indo Tambangraya Megah Tbk PT	13,100	28,753
Inner Mongolia Yitai Coal Co. Ltd.	10,000	13,213
Inner Mongolia Yitai Coal Co. Ltd., Class B	53,000	82,150
IRPC PCL (NVDR)	293,800	27,769
Kunlun Energy Co. Ltd.	124,000	205,687
Lubelski Wegiel Bogdanka S.A.	1,075	42,628
Lukoil OAO	15,063	850,891

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Lukoil OAO (ADR)	5,205	$295,904
Mangalore Refinery & Petrochemicals Ltd.*	49,106	33,388
Medco Energi Internasional Tbk PT	117,500	22,855
MIE Holdings Corp.	346,000	61,493
MOL Hungarian Oil & Gas PLC	1,738	106,387
NOVATEK OAO	26,446	295,514
Oil & Natural Gas Corp. Ltd.	35,053	154,159
Oil India Ltd.	3,776	28,578
PetroChina Co. Ltd., Class H	852,000	824,042
Petroleo Brasileiro S.A.	119,500	679,459
Petroleo Brasileiro S.A. (Preference)	169,100	1,026,414
Petron Corp.	52,500	16,195
Petronas Dagangan Bhd	8,800	80,308
Petronet LNG Ltd.	46,397	81,457
Polski Koncern Naftowy Orlen S.A.	12,350	151,973
Polskie Gornictwo Naftowe i Gazownictwo S.A.	76,181	111,894
PTT Exploration & Production PCL	469	2,174
PTT Exploration & Production PCL (NVDR)	52,721	244,360
PTT PCL (NVDR)	33,000	275,916
QGEP Participacoes S.A.	13,400	49,244
Reliance Industries Ltd.	27,001	358,182
Reliance Industries Ltd. (GDR)(a)	11,217	295,007
Rosneft OAO	32,953	229,292
Rosneft OAO (GDR)	16,544	113,492
Sasol Ltd.	21,339	1,018,884
Semirara Mining Corp.	4,150	29,303
Shell Refining Co. Federation of Malaya Bhd	38,700	75,168
Sinopec Kantons Holdings Ltd.	36,000	41,588
SK Gas Ltd.*	1,087	73,511
SK Innovation Co. Ltd.	2,409	285,835

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
S-Oil Corp.	1,895	$121,453
S-Oil Corp. (Preference)*	417	20,181
Sugih Energy Tbk PT*	1,687,900	61,516
Surgutneftegas OAO	204,445	156,453
Surgutneftegas OAO (ADR)	12,190	93,741
Surgutneftegas OAO (Preference)	204,105	146,947
Surgutneftegas OAO (Preference) (ADR)	12,172	87,517
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	20,833
Tatneft OAO	38,017	211,072
Tatneft OAO (ADR)	3,003	99,399
Tatneft OAO (Preference)	3,554	12,365
Thai Oil PCL (NVDR)	30,600	48,899
The Bangchak Petroleum PCL (NVDR)	10,400	8,428
Tupras Turkiye Petrol Rafinerileri A/S	5,446	89,727
Turcas Petrol A/S	4,033	4,085
Ultrapar Participacoes S.A.	12,900	283,909
Yanchang Petroleum International Ltd.*	1,450,000	79,365
Yanzhou Coal Mining Co. Ltd., Class H	86,000	64,682

		17,052,600
Paper & Forest Products - 0.5%
Chung Hwa Pulp Corp.*	90,000	27,388
Duratex S.A.	13,750	67,279
Empresas CMPC S.A.	46,402	97,930
Fibria Celulose S.A.*	9,800	109,460
Hansol Paper Co.*	12,050	136,785
Indah Kiat Pulp & Paper Corp. Tbk PT*	886,700	93,318
Jaya Tiasa Holdings Bhd	35,400	24,224
Lee & Man Paper Manufacturing Ltd.	59,000	39,588
Long Chen Paper Co. Ltd.*	81,000	41,974
Masisa S.A.	582,968	28,327
Mondi Ltd.	4,320	65,090
Nine Dragons Paper Holdings Ltd.	56,000	47,888

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Sappi Ltd.*	27,179	$83,760
Shandong Chenming Paper Holdings Ltd., Class B	96,400	46,929
Shandong Chenming Paper Holdings Ltd., Class H	42,500	17,788
Shihlin Paper Corp.*	8,000	12,437
Suzano Papel e Celulose S.A. (Preference)	21,600	84,909
Ta Ann Holdings Bhd	11,100	13,699
YFY, Inc.	31,000	14,887

		1,053,660
Personal Products - 0.5%
Able C&C Co. Ltd.*	724	18,157
Amorepacific Corp.	129	121,968
Amorepacific Corp. (Preference)*	24	9,642
AMOREPACIFIC Group*	94	41,671
Colgate-Palmolive India Ltd.	786	16,306
Cosmax, Inc.	1,015	51,966
Dabur India Ltd.	10,097	27,718
Emami Ltd.	1,351	9,836
Godrej Consumer Products Ltd.	4,864	58,511
Grape King Bio Ltd.	8,000	34,722
Hengan International Group Co. Ltd.	27,500	296,965
Hypermarcas S.A.	13,300	83,750
Magic Holdings International Ltd.	42,000	33,698
Marico Kaya Enterprises Ltd.*^	99	198
Marico Ltd.	4,975	16,992
Microbio Co. Ltd.	35,365	35,601
Natura Cosmeticos S.A.	6,300	102,156
Procter & Gamble Hygiene & Health Care Ltd.	449	22,219
Real Nutriceutical Group Ltd.	259,000	55,704

		1,037,780
Pharmaceuticals - 1.5%
Adcock Ingram Holdings Ltd.	20,278	122,844

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Aspen Pharmacare Holdings Ltd.	13,224	$296,940
Aurobindo Pharma Ltd.	15,723	118,333
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.*	8,000	10,241
Bukwang Pharmaceutical Co. Ltd.*	1,126	14,617
Cadila Healthcare Ltd.	1,230	16,096
Celltrion, Inc.*	2,599	108,649
Center Laboratories, Inc.*	10,000	20,068
CFR Pharmaceuticals S.A.	64,963	13,139
China Medical System Holdings Ltd.	30,000	34,386
China Shineway Pharmaceutical Group Ltd.	24,000	35,421
China Traditional Chinese Medicine Co. Ltd.*	68,000	27,849
Chongkundang Holdings Corp.*	224	9,501
Cipla Ltd.	13,554	88,824
CSPC Pharmaceutical Group Ltd.	116,000	96,059
Daewoong Pharmaceutical Co. Ltd.*	452	31,334
Dong-A Socio Holdings Co. Ltd.*	176	20,965
Dr Reddy’s Laboratories Ltd.	1,734	72,220
Dr Reddy’s Laboratories Ltd. (ADR)	2,656	110,808
EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret A/S	24,251	22,847
Genomma Lab Internacional SAB de CV, Class B*	83,700	206,971
GlaxoSmithKline Pharmaceuticals Ltd.	690	32,863
Glenmark Pharmaceuticals Ltd.	2,467	22,020
Green Cross Holdings Corp.*	2,280	28,331

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	$71,399
Hanmi Pharm Co. Ltd.*	521	68,389
Hanmi Science Co. Ltd*	820	10,036
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	180,800	42,378
Ilyang Pharmaceutical Co. Ltd.	1,310	31,393
Kalbe Farma Tbk PT	866,200	99,673
Komipharm International Co. Ltd.*	3,041	21,791
LG Life Sciences Ltd.*	1,328	50,931
Lijun International Pharmaceutical Holding Ltd.	142,000	46,085
Lupin Ltd.	3,852	54,219
Pharmstandard OJSC*	2,805	90,426
Pharmstandard OJSC (GDR)*	330	2,487
Piramal Enterprises Ltd.	5,734	50,856
Ranbaxy Laboratories Ltd.*	4,301	22,200
Ranbaxy Laboratories Ltd. (GDR)*	6,590	32,812
Richter Gedeon Nyrt	5,735	115,944
ScinoPharm Taiwan Ltd.	9,200	25,811
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	27,500	84,468
Sihuan Pharmaceutical Holdings Group Ltd.	75,000	79,976
Sino Biopharmaceutical Ltd.	112,000	94,910
Standard Chemical & Pharmaceutical Co. Ltd.	14,000	19,454
Strides Arcolab Ltd.	762	4,567
Sun Pharmaceutical Industries Ltd.	25,372	238,393
Tempo Scan Pacific Tbk PT	21,000	4,988
Tong Ren Tang Technologies Co. Ltd.*	29,000	99,533
Torrent Pharmaceuticals Ltd.*	3,906	33,611
TTY Biopharm Co. Ltd.	3,267	9,705
Wockhardt Ltd.	7,534	47,431

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Yuhan Corp.*	223	$40,627
YungShin Global Holding Corp.	13,000	23,943

		3,179,762
Real Estate Investment Trusts (REITs) - 0.7%
Akmerkez Gayrimenkul Yatirim Ortakligi A/S	1,462	10,605
Asesor de Activos Prisma SAPI de CV	52,700	64,626
Capital Property Fund	53,642	46,588
CapitaMalls Malaysia Trust	134,600	55,907
Cathay No. 1 REIT	39,000	25,449
Cathay No. 2 REIT	60,000	32,181
Concentradora Fibra Hotelera Mexicana SA de CV	118,700	191,510
Emira Property Fund	45,759	52,319
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	78,670	74,811
Fibra Uno Administracion S.A. de CV	56,700	182,959
Fountainhead Property Trust	12,733	8,345
Fubon No. 1 REIT	55,000	29,408
Fubon No. 2 REIT	53,000	22,321
Hui Xian Real Estate Investment Trust	39,193	24,253
Hyprop Investments Ltd.	7,010	45,473
IGB Real Estate Investment Trust	33,800	12,221
Is Gayrimenkul Yatirim Ortakligi A/S	18,957	10,565
KLCC Property Holdings Bhd	9,500	16,465
Mexico Real Estate Management S.A. de CV*	152,900	279,480
Pavilion Real Estate Investment Trust	22,500	8,404
SA Corporate Real Estate Fund Nominees Pty Ltd.	150,816	49,963
Shin Kong No.1 REIT	73,000	33,491
Sinpas Gayrimenkul Yatirim Ortakligi A/S	44,233	13,304

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Sunway Real Estate Investment Trust	39,400	$15,070
Sycom Property Fund	10,995	21,727
Torunlar Gayrimenkul Yatirim Ortakligi A/S	5,945	7,073
Vukile Property Fund Ltd.	52,934	72,182

		1,406,700
Real Estate Management & Development - 3.6%
Acucap Properties Ltd.	22,231	78,623
Agile Property Holdings Ltd.	30,000	27,586
Agung Podomoro Land Tbk PT	1,573,000	29,244
Alam Sutera Realty Tbk PT	328,500	13,721
Aliansce Shopping Centers S.A.	7,100	48,021
Amata Corp. PCL (NVDR)	130,300	48,946
Amata Corp. PCL	800	301
AP Thailand PCL (NVDR)	176,500	23,205
Attacq Ltd.*	63,943	104,198
Ayala Land, Inc.	210,800	121,866
Bangkokland PCL (NVDR)	71,000	3,076
Bekasi Fajar Industrial Estate Tbk PT	236,500	8,368
Belle Corp.*	329,100	38,923
BR Malls Participacoes S.A.	17,400	109,208
BR Properties S.A.	19,700	137,635
Bumi Serpong Damai PT	242,500	28,600
C C Land Holdings Ltd.	430,000	93,035
Cathay Real Estate Development Co. Ltd.	23,000	13,740
Central China Real Estate Ltd.	259,000	76,384
Central Pattana PCL (NVDR)	68,800	78,158
China Overseas Grand Oceans Group Ltd.	14,000	11,341
China Overseas Land & Investment Ltd.	166,000	447,880
China Properties Group Ltd.*	281,000	67,311

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
China Resources Land Ltd.	86,000	$202,462
China SCE Property Holdings Ltd.	362,800	79,898
China South City Holdings Ltd.	32,000	16,608
China Vanke Co. Ltd., Class B	44,300	72,799
Chong Hong Construction Co.	6,000	16,199
Cie Generale Immobiliere	297	26,714
CIFI Holdings Group Co. Ltd.	708,000	145,889
Ciputra Development Tbk PT	305,000	21,358
Ciputra Property Tbk PT	599,000	33,114
Ciputra Surya Tbk PT	179,000	24,922
Country Garden Holdings Co. Ltd.	220,000	120,699
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,600	13,415
DLF Ltd.	13,867	30,432
Douja Promotion Groupe Addoha S.A.	4,779	32,801
Eastern & Oriental Bhd	46,600	26,875
Echo Investment S.A.*	37,284	75,106
Evergrande Real Estate Group Ltd.	260,000	104,137
Fantasia Holdings Group Co. Ltd.	715,500	120,712
Farglory Land Development Co. Ltd.	20,261	32,501
Filinvest Land, Inc.	2,684,000	77,583
Franshion Properties China Ltd.	100,000	32,068
Future Land Development Holdings Ltd.	694,000	77,759
Gemdale Properties and Investment Corp. Ltd.*	300,000	26,659
Globe Trade Centre S.A.*	30,233	71,069
Glorious Property Holdings Ltd.*	573,000	92,243
Goldin Properties Holdings Ltd.*	44,000	20,003

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Grand Canal Land PCL*	254,100	$21,092
Greenland Hong Kong Holdings Ltd.	21,000	11,629
Greentown China Holdings Ltd.	18,000	25,824
Growthpoint Properties Ltd.	74,454	146,325
Guangzhou R&F Properties Co. Ltd., Class H	42,400	56,244
Hemaraj Land and Development PCL (NVDR)	249,700	20,726
Highwealth Construction Corp.	7,000	14,071
Hongkong Land Holdings Ltd.	45,000	270,900
Hopson Development Holdings Ltd.*	16,000	14,877
Huaku Development Co. Ltd.	10,000	24,590
Huang Hsiang Construction Co.	4,000	6,469
Hung Poo Real Estate Development Corp.	100,000	96,543
Hung Sheng Construction Co. Ltd.	26,000	19,137
Hutchison Harbour Ring Ltd.	126,000	10,223
IGB Corp. Bhd	2,700	2,154
Iguatemi Empresa de Shopping Centers S.A.	5,900	48,822
IJM Land Bhd	21,600	16,007
JHSF Participacoes S.A.	16,300	27,057
Jiangsu Future Land Co. Ltd.	149,200	88,028
Kaisa Group Holdings Ltd.*	66,000	19,635
Kingdom Construction Co.	46,000	46,763
King’s Town Construction Co. Ltd.*	91,000	87,403
KrisAssets Holdings Bhd*^	17,100	—
Kuoyang Construction Co. Ltd.*	76,000	47,159
KWG Property Holding Ltd.	18,000	9,365

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Land and Houses PCL (NVDR)	78,900	$20,556
Lippo Karawaci Tbk PT	861,500	67,029
Longfor Properties Co. Ltd.	46,000	63,744
LPN Development PCL (NVDR)	46,700	20,655
LPS Brasil Consultoria de Imoveis S.A.	9,200	47,865
LSR Group	8,944	139,962
LSR Group (GDR)	5,482	19,242
Mah Sing Group Bhd	69,299	42,658
MBK PCL (NVDR)	3,900	15,300
Medinet Nasr Housing*	3,194	10,864
Megaworld Corp.	413,000	32,533
Mingfa Group International Co. Ltd.*	36,000	9,458
Minmetals Land Ltd.	430,000	52,609
MNC Land Tbk PT*	211,000	21,428
Multiplan Empreendimentos Imobiliarios S.A.	4,300	77,431
Natural Park PCL (NVDR)*	6,762,000	12,291
New World China Land Ltd.	68,000	35,818
Pakuwon Jati Tbk PT	229,500	5,770
Palm Hills Developments SAE*	33,158	14,813
Parque Arauco S.A.	41,699	71,138
Poly Property Group Co. Ltd.	129,000	61,636
Powerlong Real Estate Holdings Ltd.	479,000	91,916
Prestige Estates Projects Ltd.	5,580	12,410
Prince Housing & Development Corp.	33,000	17,373
Pruksa Real Estate PCL (NVDR)	8,300	4,425
Quality Houses PCL (NVDR)	239,400	18,566
Radium Life Tech Co. Ltd.	13,366	10,235
Redefine Properties Ltd.	117,107	92,794
Renhe Commercial Holdings Co. Ltd.*	1,306,000	64,755

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Resilient Property Income Fund Ltd.	5,294	$24,743
Robinsons Land Corp.	31,900	13,937
Ruentex Development Co. Ltd.	17,820	31,408
Sansiri PCL (NVDR)	1,026,900	56,307
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	15,897
SC Asset Corp. PCL (NVDR)	500,300	45,165
Sentul City Tbk PT*	3,722,000	47,249
Shanghai Industrial Urban Development Group Ltd.*	134,000	29,165
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	62,200	101,324
Shenzhen Investment Ltd.	91,796	32,865
Shimao Property Holdings Ltd.	52,000	113,579
Shining Building Business Co. Ltd.*	29,700	24,801
Shui On Land Ltd.	172,666	54,925
Silver Grant International	218,000	28,075
Sinolink Worldwide Holdings Ltd.*	634,000	59,605
Sino-Ocean Land Holdings Ltd.	132,267	71,203
Sinyi Realty Co.	7,560	12,876
SM Prime Holdings, Inc.	212,200	72,669
Sobha Developers Ltd.	2,976	12,642
Soho China Ltd.	107,500	85,559
Sonae Sierra Brasil S.A.	2,600	16,748
SP Setia Bhd	14,300	12,307
Summarecon Agung Tbk PT	313,000	24,481
Sunac China Holdings Ltd.	40,000	24,109
Sunty Development Co. Ltd.*	24,728	20,445
Sunway Bhd	101,133	81,595
Supalai PCL (NVDR)	151,400	73,384
Talaat Moustafa Group*	24,012	24,765

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Tian An China Investment	110,000	$96,757
Ticon Industrial Connection PCL (NVDR)	35,400	16,622
UEM Sunrise Bhd	46,300	28,639
Unitech Ltd.*	93,088	18,720
Univentures PCL (NVDR)	193,100	41,533
UOA Development Bhd	142,300	78,666
Vista Land & Lifescapes, Inc.	981,700	112,640
Wanda Commercial Properties Group Co. Ltd.*	28,000	10,890
Yanlord Land Group Ltd.	34,000	29,792
YeaShin International Development Co. Ltd.	48,511	36,827
Ying Li International Real Estate Ltd.*	62,000	17,705
Yuexiu Property Co. Ltd.	244,000	49,964
Yuzhou Properties Co. Ltd.	315,200	69,009
Zall Development Group Ltd.	59,000	17,552
Zhuguang Holdings Group Co. Ltd.*	438,000	172,046

		7,498,902
Road & Rail - 0.2%
ALL - America Latina Logistica S.A.	44,800	122,276
BTS Group Holdings PCL (NVDR)	262,600	64,039
CJ Korea Express Co. Ltd.*	262	26,192
Container Corp. of India	1,186	13,908
Evergreen International Storage & Transport Corp.	41,000	27,539
Guangshen Railway Co. Ltd., Class H	182,000	78,755
JSL S.A.	6,400	35,412
Localiza Rent a Car S.A.	5,220	65,740
Tegma Gestao Logistica	2,000	15,319

		449,180

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 6.6%
A-DATA Technology Co. Ltd.	18,000	$40,399
Advanced Semiconductor Engineering, Inc.	229,000	212,013
ALI Corp.	42,000	42,905
Ardentec Corp.	140,890	116,255
Central Bank of India*	31,151	22,721
Chipbond Technology Corp.	23,000	35,869
Dongbu HiTek Co. Ltd.*	7,260	50,532
Duksan Hi-Metal Co. Ltd.*	1,383	23,064
Elan Microelectronics Corp.	11,000	19,097
Elite Semiconductor Memory Technology, Inc.*	22,000	25,996
Eo Technics Co. Ltd.*	487	20,839
Epistar Corp.*	28,000	61,919
E-Ton Solar Tech Co. Ltd.*	21,000	12,095
Faraday Technology Corp.	34,000	42,756
Forhouse Corp.	52,000	19,738
Formosa Epitaxy, Inc.*	34,000	20,424
GCL-Poly Energy Holdings Ltd.*	352,000	119,679
GemVax & Kael Co. Ltd.*	2,273	28,987
Genesis Photonics, Inc.*	14,000	7,301
Giga Solar Materials Corp.	1,150	19,358
Gintech Energy Corp.*	32,000	32,636
Global Mixed Mode Technology, Inc.	5,000	14,061
Global Unichip Corp.*	7,000	17,397
Greatek Electronics, Inc.*	95,000	91,245
Green Energy Technology, Inc.*	15,000	14,976
Hanergy Solar Group Ltd.*	536,000	75,932
Hermes Microvision, Inc.	2,000	59,279
Holtek Semiconductor, Inc.	19,000	36,373

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Iljin Display Co. Ltd.*	5,760	$73,725
King Yuan Electronics Co. Ltd.	40,000	27,725
Kinsus Interconnect Technology Corp.	7,000	24,375
Lextar Electronics Corp.	25,000	27,147
Macronix International*	66,000	14,465
MediaTek, Inc.	48,000	634,508
Motech Industries, Inc.*	6,000	10,615
Neo Solar Power Corp.*	60,914	71,374
Novatek Microelectronics Corp.	22,000	88,225
OptoTech Corp.	36,000	17,348
Parade Technologies Ltd.	2,400	17,110
Phison Electronics Corp.	4,000	25,085
Pixart Imaging, Inc.	8,000	13,414
Powertech Technology, Inc.	24,000	33,230
Radiant Opto-Electronics Corp.	15,330	66,790
Realtek Semiconductor Corp.	14,070	38,545
Regent Manner International Holdings Ltd.	115,000	18,513
Richtek Technology Corp.	5,000	25,992
Samsung Electronics Co. Ltd.	4,474	5,350,325
Samsung Electronics Co. Ltd. (Preference)	834	744,121
Semiconductor Manufacturing International Corp.*	880,000	89,532
Seoul Semiconductor Co. Ltd.	1,309	56,868
Shunfeng Photovoltaic International Ltd.*	26,000	20,225
Sigurd Microelectronics Corp.*	36,000	34,042
Silicon Integrated Systems Corp.*	38,000	11,225
Siliconware Precision Industries Co.	135,000	165,088
Sino-American Silicon Products, Inc.*	17,000	31,141
SK Hynix, Inc.*	20,830	736,596

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Sonix Technology Co. Ltd.	17,000	$27,494
Taiwan Semiconductor Manufacturing Co. Ltd.	974,000	3,375,526
Taiwan Surface Mounting Technology Co. Ltd.	69,000	102,028
Transcend Information, Inc.*	3,000	8,931
United Microelectronics Corp.	483,000	196,883
Unity Opto Technology Co. Ltd.*	25,000	30,696
Vanguard International Semiconductor Corp.	23,000	25,431
Via Technologies, Inc.*	25,000	23,310
Visual Photonics Epitaxy Co. Ltd.*	13,000	12,143
Win Semiconductors Corp.	22,000	19,242
Winbond Electronics Corp.*	83,000	20,272
Wonik IPS Co. Ltd.*	4,502	41,725

		13,634,876
Software - 0.3%
Actoz Soft Co. Ltd.*	355	12,272
Asseco Poland S.A.	1,542	22,522
Com2uSCorp*	1,937	41,985
Cyberlink Corp.	7,240	20,623
Emperador, Inc.*	41,600	10,464
Gamevil, Inc.*	380	16,029
Golfzon Co. Ltd.*	672	10,359
Kingdee International Software Group Co. Ltd.*	182,000	68,677
Kingsoft Corp. Ltd.	21,000	68,830
NCSoft Corp.	688	127,592
Neowiz Games Corp.*	5,438	86,116
NetDragon Websoft, Inc.	18,000	36,719
Oracle Financial Services Software Ltd.*	654	33,441
Totvs S.A.	4,600	60,230
WeMade Entertainment Co. Ltd.*	612	24,300

		640,159

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 0.9%
Ace Hardware Indonesia Tbk PT	662,500	$41,237
Baoxin Auto Group Ltd.	15,000	12,557
Belle International Holdings Ltd.	177,000	191,024
China Yongda Automobiles Services Holdings Ltd.	16,500	14,662
China ZhengTong Auto Services Holdings Ltd.*	32,500	19,839
Cia Hering	15,200	168,205
GOME Electrical Appliances Holding Ltd.	403,000	70,066
Grupo Elektra SAB DE CV	1,770	54,007
Hengdeli Holdings Ltd.	494,800	105,144
Home Product Center PCL (NVDR)	76,610	19,843
Hotai Motor Co. Ltd.	9,000	109,167
Indomobil Sukses Internasional Tbk PT	24,500	9,822
JD Group Ltd.	43,351	108,370
Kolao Holdings	758	15,897
Lewis Group Ltd.	30,036	160,335
LOTTE Himart Co. Ltd.	231	16,661
M Video OJSC	22,991	151,930
Mr Price Group Ltd.	9,250	113,646
National Petroleum Co. Ltd.	27,000	26,022
Seobu T&D*	498	9,078
Shinsegae International Co. Ltd.	150	11,618
Siam Global House PCL (NVDR)	30,800	13,343
Super Group Ltd.*	40,091	97,457
The Foschini Group Ltd.	7,915	65,694
Truworths International Ltd.	17,338	113,323
Tsann Kuen Enterprise Co. Ltd.	46,000	65,286
Zhongsheng Group Holdings Ltd.	17,500	25,693

		1,809,926
Textiles, Apparel & Luxury Goods - 1.3%
361 Degrees International Ltd.	264,000	68,339

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Aksa Akrilik Kimya Sanayii	33,643	$111,305
Alpargatas S.A. (Preference)	10,040	52,236
Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari A/S*	415	8,792
ANTA Sports Products Ltd.	32,000	46,734
Arezzo Industria e Comercio S.A.	4,600	49,385
Bata India Ltd.	1,012	15,361
Billion Industrial Holdings Ltd.	34,500	19,461
Bosideng International Holdings Ltd.	78,000	14,164
C.banner International Holdings Ltd.	74,000	24,778
CCC S.A.	506	19,102
China Dongxiang Group Co.	237,000	46,089
China Lilang Ltd.	175,000	104,800
Daphne International Holdings Ltd.	286,000	146,595
Eclat Textile Co. Ltd.	6,060	66,405
Feng TAY Enterprise Co. Ltd.	16,640	37,622
Fila Korea Ltd.*	2,440	190,121
Formosa Taffeta Co. Ltd.	23,000	24,330
Forus S.A.	5,699	25,983
Grendene S.A.	1,800	11,892
Guararapes Confeccoes S.A.	200	7,722
Handsome Co. Ltd.*	910	24,443
Hansae Co. Ltd.*	1,390	26,427
Indorama Ventures PCL (NVDR)	99,000	62,081
Lealea Enterprise Co. Ltd.	3,000	1,069
LG Fashion Corp.*	5,230	143,167
Li Ning Co. Ltd.*	152,000	121,760
Li Peng Enterprise Co. Ltd.*	130,803	59,579
LPP S.A.	35	97,708
Makalot Industrial Co. Ltd.	13,000	63,718

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Nien Hsing Textile Co. Ltd.	17,546	$17,403
Peak Sport Products Co. Ltd.	301,000	79,468
Ports Design Ltd.	130,500	93,781
Pou Chen Corp.	91,000	126,149
Restoque Comercio e Confeccoes de Roupas S.A.	9,200	19,944
Ruentex Industries Ltd.	13,140	31,703
Shenzhou International Group Holdings Ltd.	18,000	62,011
Shinkong Textile Co. Ltd.	15,000	19,531
Tainan Spinning Co. Ltd.	46,675	31,427
Taiwan Paiho Ltd.	16,000	16,609
Texhong Textile Group Ltd.	20,000	22,332
Titan Co. Ltd.	5,577	19,720
Toung Loong Textile Manufacturing	7,000	22,180
Woongjin Chemical Co. Ltd.*	6,142	60,826
XTEP International Holdings	283,500	142,758
Youngone Corp.*	640	23,050
Youngone Holdings Co. Ltd.*	2,026	138,177
Zhulian Corp. Bhd	15,400	14,312

		2,632,549
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp.	59,911	773,044
LIC Housing Finance Ltd.	8,105	25,322
Malaysia Building Society Bhd	45,900	29,489

		827,855
Tobacco - 0.5%
British American Tobacco Malaysia Bhd	4,300	78,123
Eastern Tobacco	425	7,807
Gudang Garam Tbk PT	21,500	73,780
ITC Ltd.	91,725	475,936
JT International Bhd	4,700	9,185
KT&G Corp.	4,535	320,736

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Souza Cruz S.A.	15,000	$130,874

		1,096,441
Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,485	24,722
AKR Corporindo Tbk PT	54,500	19,640
Barloworld Ltd.	7,833	73,170
CITIC Resources Holdings Ltd.*	960,000	117,453
Daewoo International Corp.	1,720	66,608
Hyundai Corp.*	760	23,467
iMarketKorea, Inc.	1,120	30,502
Invicta Holdings Ltd.	6,796	74,673
LG International Corp.	8,230	228,750
Mills Estruturas e Servicos de Engenharia S.A.	8,600	99,395
Samsung C&T Corp.	5,128	281,229
SK Networks Co. Ltd.*	3,140	24,730

		1,064,339
Transportation Infrastructure - 1.1%
Adani Ports and Special Economic Zone Ltd.	15,420	36,166
Airports of Thailand PCL (NVDR)	15,800	82,087
Anhui Expressway Co., Class H	180,000	92,263
Arteris S.A.	2,800	19,192
Bangkok Expressway PCL (NVDR)	38,200	37,031
Beijing Capital International Airport Co. Ltd., Class H	54,000	41,101
CCR S.A.	35,300	226,510
China Merchants Holdings International Co. Ltd.	42,533	144,610
China Resources and Transportation Group Ltd.*	200,000	10,689
Citra Marga Nusaphala Persada Tbk PT*	176,700	47,902
COSCO Pacific Ltd.	47,868	61,216
EcoRodovias Infraestrutura e Logistica S.A.	3,100	15,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Grupo Aeroportuario del Centro Norte Sab de CV*	22,100	$68,455
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,200	169,129
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,000	90,183
Hopewell Highway Infrastructure Ltd.	23,500	10,956
Hutchison Port Holdings Trust, Class U	197,000	131,005
International Container Terminal Services, Inc.	28,610	62,119
Jasa Marga Persero Tbk PT	69,500	29,456
Jiangsu Expressway Co. Ltd., Class H	32,000	40,387
Lingkaran Trans Kota Holdings Bhd	21,100	25,094
Malaysia Airports Holdings Bhd	19,757	49,947
NCB Holdings Bhd	21,300	21,959
Novorossiysk Commercial Sea Port PJSC	1,096,672	88,240
Novorossiysk Commercial Sea Port PJSC (GDR)	3,728	22,480
OHL Mexico SAB de CV*	24,500	60,272
Prumo Logistica S.A.*	49,760	19,930
Road King Infrastructure Ltd.	95,000	86,989
Santos Brasil Participacoes S.A.	5,300	35,650
Shenzhen Expressway Co. Ltd., Class H	216,000	95,693
Shenzhen International Holdings Ltd.	245,000	31,868
TAV Havalimanlari Holding A/S	5,572	41,773
Tianjin Port Development Holdings Ltd.	610,000	87,987
Westports Holdings Bhd*	27,200	20,564
Yuexiu Transport Infrastructure Ltd.	204,000	100,886

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Zhejiang Expressway Co. Ltd., Class H	26,000	$23,372

		2,228,906
Water Utilities - 0.3%
Aguas Andinas S.A., Class A	92,149	58,807
Beijing Enterprises Water Group Ltd.	116,000	65,733
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	127,762
Cia de Saneamento de Minas Gerais-COPASA	17,300	224,804
Eastern Water Resources Development and Management PCL (NVDR)	49,700	18,067
Guangdong Investment Ltd.	86,000	79,744
Inversiones Aguas Metropolitanas S.A.	7,326	11,853
Manila Water Co., Inc.	73,600	37,352
Thai Tap Water Supply PCL (NVDR)	42,200	12,337

		636,459
Wireless Telecommunication Services - 4.0%
Advanced Info Service PCL (NVDR)	43,400	274,783
Almendral S.A.	1,723,969	154,957
America Movil SAB de CV	1,424,000	1,519,054
Axiata Group Bhd	107,600	210,924
Bharti Airtel Ltd.	25,937	130,399
Bharti Infratel Ltd.	6,022	16,527
China Mobile Ltd.	237,500	2,264,949
DiGi.Com Bhd	121,700	170,558
ENTEL Chile S.A.	5,205	63,065
Far EasTone Telecommunications Co. Ltd.	64,000	126,110
Global Telecom Holding*	102,820	76,506
Globe Telecom, Inc.	1,060	39,996
Idea Cellular Ltd.	27,309	62,546
Indosat Tbk PT	17,000	5,903
Maxis Bhd	90,600	188,699
MegaFon OAO	3,748	110,778

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Mobile Telesystems OJSC	40,173	$328,442
MTN Group Ltd.	66,933	1,183,534
Orascom Telecom Media And Technology Holding SAE	65,405	10,898
Philippine Long Distance Telephone Co.	1,545	91,977
Reliance Communications Ltd.	17,244	34,004
Shin Corp. PCL (NVDR)	66,000	140,957
Sistema JSFC	87,876	103,723
Sistema JSFC (GDR)	2,108	56,895
SK Telecom Co. Ltd.	522	105,585
Taiwan Mobile Co. Ltd.	66,000	193,442
Tim Participacoes S.A.	35,200	183,718
Tower Bersama Infrastructure Tbk PT	55,500	28,182
Turkcell Iletisim Hizmetleri A/S*	31,263	154,040
Vodacom Group Ltd.	14,327	150,572

		8,181,723

Total Common Stocks (Cost $219,529,640)		204,785,396

	No. of Rights
Rights - 0.0%†
Hyundai Elevator Co. Ltd., expiring 02/25/14 at 32350.00 KRW*^	124	1,553
Marfrig Global Foods S.A., expiring 02/27/14 at 10000.00 BRL*^	26	—
Philippine National Bank, expiring 02/03/14 at 71.00 PHP*^	1,333	406
Polimex-Mostostal S.A.,expiring 03/20/14 at 0.52 PLN*^	4,668	—
RCL Foods Ltd.,expiring 02/10/14 at 1650.00 ZAR*^	5,424	—

Total Rights (Cost $—)		1,959

	No. of Warrants	Value
Warrants - 0.0%†
Bangkokland PCL,expiring 07/02/18 at 2.00 THB*	130,505	$1,186
KPJ Healthcare Bhd,expiring 01/23/19 at 4.01 MYR*	3,812	689

Total Warrants (Cost $—)		1,875

Total Investment Securities (Cost $219,529,640) — 99.3%		204,789,230

Other assets less liabilities — 0.7%		1,493,889

Net Assets — 100.0%		$206,283,119

*	Non-income producing security.
(a)	144A security — Certain conditions for public sale may exist.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $15,224 or 0.01% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets. Abbreviations:

ADR — American Depositary Receipt

BRL — Brazilian Real

CZK — Czech Koruna

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

KRW — Korean Won

MAD — Moroccan Dirham

MXN — Mexican Peso

MYR — Malaysian Ringgit

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

PLN — Polish Zloty

PHP — Philippine Peso

THB — Thai Baht

TRY — Turkish Lira

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,517,029
Aggregate gross unrealized depreciation	(23,785,073)

Net unrealized depreciation	$(15,268,044)

Federal income tax cost of investments	$220,057,274

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	11	03/20/14	$399,521	$9,043
Hang Seng Index Futures Contracts	3	02/27/14	425,169	(10,499)
MSCI Taiwan Index Futures Contracts	10	02/26/14	296,100	(4,237)
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/20/14	281,304	2,089
SGX S&P CNX Nifty Index Futures Contracts	14	02/26/14	170,884	(7,279)
SPI 200® Futures Contract	1	03/20/14	112,181	(3,323)

				$(14,206)

Cash collateral in the amount of $156,429 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2014:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
GBP	3,038	UBS AG	USD	5,000	04/10/14	$(8)
HKD	5,427,898	Citibank N.A.	USD	700,000	03/19/14	(893)
HKD	14,730,415	UBS AG	USD	1,900,000	04/10/14	(2,924)
HUF	6,652,719	UBS AG	USD	30,000	04/10/14	(1,261)
MXN	5,653,640	UBS AG	USD	430,000	04/10/14	(7,511)
MAD	165,764	UBS AG	USD	20,000	04/10/14	(40)
TRY	310,625	UBS AG	USD	140,000	04/10/14	(2,610)
INR	10,802,650	UBS AG	USD	170,000	03/19/14	753
CZK	201,690	UBS AG	USD	10,000	04/10/14	(133)
PLN	432,215	UBS AG	USD	140,000	04/10/14	(2,887)
ZAR	7,055,198	UBS AG	USD	650,000	04/10/14	(18,309)

						$(35,823)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2014 (Unaudited)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	10,016	Citibank N.A.	CZK	201,690	04/10/14	$150
USD	700,032	Morgan Stanley	HKD	5,427,898	03/19/14	993
USD	1,899,888	Citibank N.A.	HKD	14,730,415	04/10/14	2,812
USD	30,077	Morgan Stanley	HUF	6,652,719	04/10/14	1,338
USD	427,903	Morgan Stanley	MXN	5,653,640	04/10/14	5,414
USD	19,916	UBS AG	MAD	165,764	04/10/14	(44)
USD	139,358	Goldman Sachs Capital	TRY	310,625	04/10/14	1,968
USD	140,003	Citibank N.A.	PLN	432,215	04/10/14	2,890
USD	644,561	Citibank N.A.	ZAR	7,055,198	04/10/14	12,870

						$28,391

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Brazil	9.5%
Chile	1.6
China	20.9
Colombia	1.0
Czech Republic	0.2
Egypt	0.3
Hungary	0.3
India	6.9
Indonesia	2.6
Malaysia	3.6
Mexico	4.8
Morocco	0.1
Peru	0.4
Philippines	1.3
Poland	1.7
Russia	6.2
South Africa	7.2
South Korea	15.2
Taiwan	11.8
Thailand	2.2
Turkey	1.5
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 5.0%
The Boeing Co.	59,042	$7,395,601
Exelis, Inc.	29,574	579,355
Lockheed Martin Corp.	23,850	3,599,203
Northrop Grumman Corp.	22,048	2,547,646
Raytheon Co.	30,528	2,902,297

		17,024,102
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	27,984	2,664,916

Auto Components - 0.3%
Autoliv, Inc.	5,194	470,940
Gentex Corp.	14,416	466,934

		937,874
Automobiles - 0.1%
Thor Industries, Inc.	6,784	348,494

Beverages - 1.2%
The Coca-Cola Co.	35,616	1,346,997
Dr Pepper Snapple Group, Inc.	38,372	1,837,252
PepsiCo, Inc.	9,964	800,707

		3,984,956
Capital Markets - 1.6%
Ameriprise Financial, Inc.	19,716	2,082,798
Ares Capital Corp.	21,942	388,593
Federated Investors, Inc., Class B	63,282	1,701,653
Invesco Ltd.	15,900	528,675
Waddell & Reed Financial, Inc., Class A	9,752	632,125

		5,333,844
Chemicals - 4.0%
The Dow Chemical Co.	63,070	2,870,316
E.I. du Pont de Nemours & Co.	84,906	5,180,115
LyondellBasell Industries
N.V., Class A	39,114	3,080,619
Olin Corp.	71,868	1,847,726
The Scotts Miracle-Gro Co., Class A	8,904	528,808

		13,507,584
Commercial Banks - 4.8%
Bank of Hawaii Corp.	29,150	1,655,137
BankUnited, Inc.	10,918	339,550

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Cullen/Frost Bankers, Inc.	6,890	$509,998
FNB Corp./PA	29,150	345,136
Trustmark Corp.	10,600	251,856
Umpqua Holdings Corp.	19,822	348,074
Wells Fargo & Co.	281,324	12,755,230

		16,204,981
Commercial Services & Supplies - 1.6%
Deluxe Corp.	37,100	1,801,205
KAR Auction Services, Inc.	14,416	401,053
Pitney Bowes, Inc.	22,366	563,176
R.R. Donnelley & Sons Co.	93,704	1,730,713
Waste Management, Inc.	15,370	642,158
West Corp.	15,582	360,256

		5,498,561
Communications Equipment - 3.5%
Cisco Systems, Inc.	494,490	10,834,276
Harris Corp.	9,328	646,803
QUALCOMM, Inc.	7,526	558,580

		12,039,659
Computers & Peripherals - 4.0%
Apple, Inc.	13,462	6,739,077
Diebold, Inc.	12,084	405,902
Hewlett-Packard Co.	48,018	1,392,522
Lexmark International, Inc., Class A	42,188	1,653,348
Seagate Technology PLC	42,612	2,252,470
Western Digital Corp.	11,978	1,032,144

		13,475,463
Consumer Finance - 0.5%
SLM Corp.	81,090	1,845,608

Containers & Packaging - 2.0%
Avery Dennison Corp.	38,054	1,874,921
Greif, Inc., Class A	27,878	1,411,463
Packaging Corp. of America	27,242	1,759,833
Sonoco Products Co.	39,220	1,622,924

		6,669,141
Distributors - 0.2%
Genuine Parts Co.	8,374	688,762

Diversified Consumer Services - 0.1%
H&R Block, Inc.	12,084	367,354

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 3.2%
Bank of America Corp.	77,910	$1,304,992
Citigroup, Inc.	20,988	995,461
JPMorgan Chase & Co.	156,880	8,684,877

		10,985,330
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	141,404	4,711,581
CenturyLink, Inc.	16,536	477,229
Frontier Communications Corp.	382,978	1,799,997
Verizon Communications, Inc.	85,436	4,102,637
Windstream Holdings, Inc.	63,388	474,142

		11,565,586
Electric Utilities - 2.9%
American Electric Power Co., Inc.	19,822	967,512
Duke Energy Corp.	15,582	1,100,401
Entergy Corp.	31,482	1,984,310
Hawaiian Electric Industries, Inc.	17,278	449,574
Pinnacle West Capital Corp.	35,510	1,868,891
The Southern Co.	28,832	1,189,032
UIL Holdings Corp.	48,124	1,860,955
Westar Energy, Inc.	12,084	400,826

		9,821,501
Electrical Equipment - 0.6%
Emerson Electric Co.	27,984	1,845,265
Rockwell Automation, Inc.	1,802	206,942

		2,052,207
Electronic Equipment, Instruments & Components - 0.1%
AVX Corp.	21,200	273,904

Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	7,420	360,167
Helmerich & Payne, Inc.	24,804	2,183,744
RPC, Inc.	92,114	1,568,702
Schlumberger Ltd.	4,876	426,991
Transocean Ltd.	13,462	582,635

		5,122,239
Food & Staples Retailing - 1.3%
Safeway, Inc.	52,046	1,625,917

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Sysco Corp.	55,332	$1,941,047
Wal-Mart Stores, Inc.	9,540	712,447

		4,279,411
Gas Utilities - 0.7%
AGL Resources, Inc.	39,750	1,899,255
WGL Holdings, Inc.	10,494	396,463

		2,295,718
Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.	15,158	857,336

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	35,510	2,415,390
Owens & Minor, Inc.	45,686	1,582,563

		3,997,953
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	39,538	1,912,058
Cracker Barrel Old Country Store, Inc.	15,370	1,521,784
International Game Technology	104,092	1,502,047
Las Vegas Sands Corp.	16,324	1,249,112
McDonald’s Corp.	36,888	3,473,743
SeaWorld Entertainment, Inc.	13,038	422,692
Six Flags Entertainment Corp.	6,572	235,869
Wynn Resorts Ltd.	3,604	783,582

		11,100,887
Household Durables - 0.7%
Garmin Ltd.	10,282	463,204
Leggett & Platt, Inc.	13,674	410,494
Tupperware Brands Corp.	20,140	1,578,170

		2,451,868
Household Products - 1.7%
The Clorox Co.	20,882	1,843,254
Kimberly-Clark Corp.	35,298	3,860,542

		5,703,796
Industrial Conglomerates - 0.9%
General Electric Co.	126,352	3,175,226

Insurance - 2.8%
Aflac, Inc.	43,036	2,701,800
American National Insurance Co.	3,717	386,568

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Arthur J Gallagher & Co.	9,434	$436,134
Cincinnati Financial Corp.	6,678	323,549
Erie Indemnity Co., Class A	24,910	1,747,935
Fidelity National Financial, Inc., Class A	24,486	772,288
Old Republic International Corp.	23,638	369,226
PartnerRe Ltd.	19,292	1,893,896
Principal Financial Group, Inc.	14,522	632,723
Validus Holdings Ltd.	10,388	373,137

		9,637,256
IT Services - 4.3%
Accenture PLC, Class A	59,678	4,767,079
Automatic Data Processing, Inc.	18,343	1,405,074
Booz Allen Hamilton Holding Corp.	66,886	1,222,676
Broadridge Financial Solutions, Inc.	51,622	1,873,362
International Business Machines Corp.	8,586	1,516,974
Leidos Holdings, Inc.	36,782	1,667,696
Paychex, Inc.	14,527	607,519
Visa, Inc., Class A	954	205,520
The Western Union Co.	89,782	1,382,643

		14,648,543
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	9,020	443,063
Mattel, Inc.	14,204	537,479

		980,542
Media - 1.4%
Comcast Corp., Class A	13,144	715,691
Gannett Co., Inc.	20,882	574,881
Meredith Corp.	9,434	431,888
Omnicom Group, Inc.	29,044	2,108,014
Regal Entertainment Group, Class A	20,778	405,171
The Walt Disney Co.	5,724	415,620

		4,651,265
Metals & Mining - 0.5%
Commercial Metals Co.	86,178	1,642,553

	Shares	Value
Common Stocks - (continued)
Multiline Retail - 0.5%
Kohl’s Corp.	35,828	$1,813,972

Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	78,864	1,845,418
Consolidated Edison, Inc.	7,632	415,257
DTE Energy Co.	12,508	853,296
Integrys Energy Group, Inc.	9,540	518,404
Public Service Enterprise Group, Inc.	64,554	2,152,230
TECO Energy, Inc.	91,478	1,498,410
Vectren Corp.	51,728	1,889,106

		9,172,121
Office Electronics - 0.2%
Xerox Corp.	56,710	615,304

Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	48,018	5,360,249
ConocoPhillips Co.	107,378	6,974,201
CVR Energy, Inc.	46,640	1,729,878
Exxon Mobil Corp.	106,318	9,798,267
HollyFrontier Corp.	1,908	88,340
Kinder Morgan, Inc.	26,288	894,055
Marathon Petroleum Corp.	12,402	1,079,594
Occidental Petroleum Corp.	6,996	612,640
Western Refining, Inc.	46,004	1,799,216

		28,336,440
Paper & Forest Products - 0.7%
Domtar Corp.	22,048	2,368,176

Pharmaceuticals - 8.3%
Eli Lilly & Co.	39,750	2,146,898
Johnson & Johnson	70,066	6,198,739
Merck & Co., Inc.	150,202	7,956,200
Pfizer, Inc.	386,688	11,755,315

		28,057,152
Real Estate Investment Trusts (REITs) - 5.4%
Annaly Capital Management, Inc.	185,500	1,997,835
BioMed Realty Trust, Inc.	16,430	320,549
Brandywine Realty Trust	13,462	191,834
Chambers Street Properties	24,168	187,060
Corrections Corp. of America	51,092	1,715,158
Digital Realty Trust, Inc.	9,964	508,064

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
EPR Properties	34,980	$1,786,778
The Geo Group, Inc.	53,000	1,774,440
HCP, Inc.	19,610	767,732
Highwoods Properties, Inc.	13,886	515,726
Home Properties, Inc.	742	41,367
Hospitality Properties Trust	16,854	433,148
Liberty Property Trust	55,332	2,014,085
Medical Properties Trust, Inc.	136,210	1,807,507
MFA Financial, Inc.	31,058	226,413
National Retail Properties, Inc.	6,042	200,594
Omega Healthcare Investors, Inc.	13,780	440,133
Retail Properties of America, Inc., Class A	131,016	1,728,101
Senior Housing Properties Trust	81,408	1,833,308

		18,489,832
Road & Rail - 0.5%
Landstar System, Inc.	31,482	1,808,326

Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	5,300	325,791
Linear Technology Corp.	47,276	2,105,673
Maxim Integrated Products, Inc.	10,070	304,718
Microchip Technology, Inc.	12,190	546,844
Texas Instruments, Inc.	102,820	4,359,568

		7,642,594
Software - 3.1%
CA, Inc.	63,070	2,023,285
Compuware Corp.	36,464	369,745
Microsoft Corp.	191,754	7,257,889
Oracle Corp.	21,200	782,280

		10,433,199
Specialty Retail - 2.4%
American Eagle Outfitters,
Inc.	99,322	1,343,827
Best Buy Co., Inc.	43,354	1,020,553
GameStop Corp., Class A	28,620	1,003,703
Guess?, Inc.	53,212	1,492,597
The Home Depot, Inc.	8,692	667,980

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Rent-A-Center, Inc.	32,118	$801,023
Staples, Inc.	126,882	1,669,767

		7,999,450
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	11,660	558,397

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	35,722	578,339
People’s United Financial, Inc.	27,666	393,134

		971,473
Tobacco - 4.1%
Altria Group, Inc.	179,564	6,324,244
Lorillard, Inc.	43,248	2,128,667
Philip Morris International, Inc.	59,572	4,654,956
Reynolds American, Inc.	14,628	709,458

		13,817,325

Total Common Stocks (Cost $323,933,979)		337,918,181

Total Investment Securities (Cost $323,933,979) — 99.6%		337,918,181

Other assets less liabilities — 0.4%		1,196,359

Net Assets — 100.0%		$339,114,540

Percentages shown are based on Net Assets.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,406,604
Aggregate gross unrealized depreciation	(5,663,390)

Net unrealized appreciation	$13,743,214

Federal income tax cost of investments	$324,174,967

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500® Futures Contracts	13	03/21/14	$1,154,790	$(13,135)

Cash collateral in the amount of $76,624 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 3.5%
Exelis, Inc.	6,512	$127,570
L-3 Communications Holdings, Inc.	2,752	305,665
Lockheed Martin Corp.	3,664	552,934
Northrop Grumman Corp.	2,928	338,331
Raytheon Co.	4,448	422,871

		1,747,371
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	3,552	207,934
United Parcel Service, Inc., Class B	4,080	388,538

		596,472
Auto Components - 0.2%
Delphi Automotive PLC	1,600	97,424

Beverages - 2.1%
The Coca-Cola Co.	5,328	201,505
Dr Pepper Snapple Group, Inc.	5,552	265,830
PepsiCo, Inc.	6,976	560,591

		1,027,926
Capital Markets - 0.6%
Ares Capital Corp.	2,192	38,820
Federated Investors, Inc., Class B	8,912	239,644

		278,464
Chemicals - 3.8%
The Dow Chemical Co.	3,424	155,826
E.I. du Pont de Nemours & Co.	12,192	743,834
LyondellBasell Industries N.V., Class A	5,728	451,137
Olin Corp.	10,720	275,611
The Scotts Miracle-Gro Co., Class A	4,224	250,864

		1,877,272
Commercial Banks - 3.2%
Bank of Hawaii Corp.	2,080	118,102
BankUnited, Inc.	1,536	47,770
Cullen/Frost Bankers, Inc.	1,152	85,271
FNB Corp./PA	3,504	41,487
Trustmark Corp.	1,056	25,090
Umpqua Holdings Corp.	2,928	51,416
Wells Fargo & Co.	26,352	1,194,800

		1,563,936

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	2,048	$56,975
Pitney Bowes, Inc.	3,632	91,454
R.R. Donnelley & Sons Co.	15,616	288,427
Waste Management, Inc.	1,952	81,555
West Corp.	2,176	50,309

		568,720
Communications Equipment - 1.3%
Cisco Systems, Inc.	20,832	456,429
Harris Corp.	1,616	112,053
QUALCOMM, Inc.	1,072	79,564

		648,046
Computers & Peripherals - 4.6%
Apple, Inc.	1,984	993,190
Diebold, Inc.	2,000	67,180
Hewlett-Packard Co.	10,896	315,984
Lexmark International, Inc., Class A	7,248	284,049
Seagate Technology PLC	6,496	343,379
Western Digital Corp.	3,312	285,395

		2,289,177
Consumer Finance - 0.5%
SLM Corp.	10,592	241,074

Containers & Packaging - 1.9%
Bemis Co., Inc.	5,840	224,898
Greif, Inc., Class A	4,288	217,102
Packaging Corp. of America	4,224	272,870
Sonoco Products Co.	5,968	246,956

		961,826
Distributors - 0.2%
Genuine Parts Co.	1,168	96,068

Diversified Consumer Services - 0.2%
H&R Block, Inc.	3,216	97,766

Diversified Financial Services - 3.3%
Bank of America Corp.	13,264	222,172
Citigroup, Inc.	2,768	131,286
JPMorgan Chase & Co.	18,944	1,048,740
MarketAxess Holdings, Inc.	3,696	231,887

		1,634,085
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	20,928	697,321
CenturyLink, Inc.	5,376	155,151

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Frontier Communications Corp.	53,760	$252,672
Verizon Communications, Inc.	13,328	640,011
Windstream Holdings, Inc.	6,816	50,984

		1,796,139
Electric Utilities - 2.3%
American Electric Power Co., Inc.	2,528	123,392
Entergy Corp.	4,464	281,366
Hawaiian Electric Industries, Inc.	3,216	83,680
Pinnacle West Capital Corp.	4,048	213,046
The Southern Co.	4,784	197,292
UIL Holdings Corp.	6,768	261,719

		1,160,495
Electrical Equipment - 1.2%
Emerson Electric Co.	9,200	606,648

Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	1,136	55,141
RPC, Inc.	14,176	241,417
Schlumberger Ltd.	768	67,254

		363,812
Food & Staples Retailing - 3.0%
Safeway, Inc.	7,856	245,421
Sysco Corp.	8,896	312,072
Wal-Mart Stores, Inc.	12,336	921,253

		1,478,746
Food Products - 0.4%
General Mills, Inc.	4,032	193,617

Gas Utilities - 0.6%
AGL Resources, Inc.	5,248	250,749
WGL Holdings, Inc.	592	22,366

		273,115
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	3,312	121,418

Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	5,008	340,644
Owens & Minor, Inc.	6,304	218,371

		559,015
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	5,712	276,233

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Cracker Barrel Old Country Store, Inc.	2,176	$215,446
Domino’s Pizza, Inc.	3,712	262,104
McDonald’s Corp.	5,248	494,204
SeaWorld Entertainment, Inc.	1,952	63,284
Six Flags Entertainment Corp.	1,344	48,236

		1,359,507
Household Durables - 0.7%
Garmin Ltd.	1,568	70,638
Leggett & Platt, Inc.	1,952	58,599
Tupperware Brands Corp.	2,880	225,677

		354,914
Household Products - 1.6%
The Clorox Co.	2,944	259,867
Kimberly-Clark Corp.	4,992	545,975

		805,842
Industrial Conglomerates - 0.9%
General Electric Co.	17,216	432,638

Insurance - 4.3%
Allied World Assurance Co. Holdings AG	1,760	181,139
American National Insurance Co.	352	36,608
Amtrust Financial Services, Inc.	6,352	205,043
Arthur J Gallagher & Co.	800	36,984
Cincinnati Financial Corp.	992	48,062
Erie Indemnity Co., Class A	3,552	249,244
Fidelity National Financial, Inc., Class A	9,424	297,233
Marsh & McLennan Cos., Inc.	3,808	174,064
Old Republic International Corp.	3,936	61,480
PartnerRe Ltd.	2,800	274,876
ProAssurance Corp.	2,880	133,805
The Travelers Cos., Inc.	4,816	391,444
Validus Holdings Ltd.	1,536	55,173

		2,145,155
IT Services - 4.9%
Accenture PLC, Class A	8,624	688,885
Automatic Data Processing, Inc.	2,576	197,322

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Booz Allen Hamilton Holding Corp.	11,088	$202,689
Broadridge Financial Solutions, Inc.	8,720	316,449
Fidelity National Information Services, Inc.	6,048	306,634
International Business Machines Corp.	784	138,517
Leidos Holdings, Inc.	5,392	244,473
Paychex, Inc.	1,776	74,272
Visa, Inc., Class A	128	27,575
The Western Union Co.	15,040	231,616

		2,428,432
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,392	68,375
Mattel, Inc.	2,016	76,285

		144,660
Media - 1.8%
Cablevision Systems Corp., Class A	3,744	60,054
Comcast Corp., Class A	1,600	87,120
Gannett Co., Inc.	4,688	129,060
John Wiley & Sons, Inc., Class A	864	46,777
Meredith Corp.	2,528	115,732
Omnicom Group, Inc.	1,696	123,096
Regal Entertainment Group, Class A	2,208	43,056
Time Warner Cable, Inc.	1,552	206,835
The Walt Disney Co.	1,120	81,323

		893,053
Metals & Mining - 0.6%
Commercial Metals Co.	14,592	278,124

Multiline Retail - 0.5%
Kohl’s Corp.	5,120	259,226

Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	4,800	112,320
CMS Energy Corp.	9,680	269,007
Consolidated Edison, Inc.	2,784	151,477
PG&E Corp.	2,416	101,834
Public Service Enterprise Group, Inc.	8,640	288,058
SCANA Corp.	1,248	58,993

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
TECO Energy, Inc.	13,792	$225,913
Vectren Corp.	6,784	247,752
Wisconsin Energy Corp.	448	19,116

		1,474,470
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	7,296	814,452
ConocoPhillips Co.	15,184	986,201
CVR Energy, Inc.	7,040	261,114
Exxon Mobil Corp.	25,264	2,328,330
HollyFrontier Corp.	6,192	286,690
Kinder Morgan, Inc.	4,384	149,100
Teekay Corp.	1,472	79,738
Western Refining, Inc.	6,864	268,451

		5,174,076
Pharmaceuticals - 8.2%
Eli Lilly & Co.	5,360	289,494
Johnson & Johnson	10,128	896,024
Merck & Co., Inc.	21,616	1,145,000
Pfizer, Inc.	57,216	1,739,366

		4,069,884
Real Estate Investment Trusts (REITs) - 5.2%
Annaly Capital Management, Inc.	28,800	310,176
Chambers Street Properties	5,296	40,991
Corrections Corp. of America	7,744	259,966
Digital Realty Trust, Inc.	1,616	82,400
EPR Properties	4,864	248,453
The Geo Group, Inc.	5,280	176,774
Highwoods Properties, Inc.	2,368	87,947
Hospitality Properties Trust	1,888	48,522
Liberty Property Trust	7,664	278,970
Medical Properties Trust, Inc.	20,544	272,619
MFA Financial, Inc.	8,720	63,569
National Retail Properties, Inc.	2,384	79,149
Omega Healthcare Investors, Inc.	2,208	70,523
Piedmont Office Realty Trust, Inc., Class A	4,352	72,548
Retail Properties of America, Inc., Class A	17,072	225,180

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Senior Housing Properties Trust	12,576	$283,211

		2,600,998
Road & Rail - 0.5%
Landstar System, Inc.	4,480	257,331

Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	1,392	85,566
Linear Technology Corp.	6,864	305,723
Maxim Integrated Products, Inc.	2,528	76,497
Microchip Technology, Inc.	1,536	68,905
Texas Instruments, Inc.	15,104	640,410
Xilinx, Inc.	1,856	86,155

		1,263,256
Software - 3.1%
CA, Inc.	8,608	276,144
Compuware Corp.	5,568	56,459
Microsoft Corp.	28,288	1,070,701
Oracle Corp.	2,592	95,645
Symantec Corp.	2,304	49,329

		1,548,278
Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	11,792	159,546
Best Buy Co., Inc.	6,464	152,163
Foot Locker, Inc.	7,392	285,331
GameStop Corp., Class A	4,448	155,991
The Home Depot, Inc.	4,048	311,089
L Brands, Inc.	1,936	101,369
Rent-A-Center, Inc.	5,776	144,053
Staples, Inc.	17,712	233,090

		1,542,632
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	3,952	63,983
People’s United Financial, Inc.	3,056	43,426

		107,409
Tobacco - 4.2%
Altria Group, Inc.	26,752	942,206
Lorillard, Inc.	5,424	266,969
Philip Morris International, Inc.	8,784	686,382

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Reynolds American, Inc.	4,256	$206,416

		2,101,973

Total Common Stocks (Cost $46,962,774)		49,520,490

Total Investment Securities (Cost $46,962,774) — 99.6%		49,520,490

Other assets less liabilities — 0.4%		195,369

Net Assets — 100.0%		$49,715,859

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,356,090
Aggregate gross unrealized depreciation	(797,330)

Net unrealized appreciation	$2,558,760

Federal income tax cost of investments	$46,961,730

FlexShares® Quality Dividend Defensive Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of January 31, 2014:

Bermuda	0.8%
Ireland	2.1
Switzerland	0.5
United Kingdom	0.2
United States	96.0
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Futures Contracts Purchased

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500® Futures Contracts	2	03/21/14	$177,660	$(240)

Cash collateral in the amount of $23,199 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 2.8%
The Boeing Co.	20	$2,505
Exelis, Inc.	4,220	82,670
Lockheed Martin Corp.	2,250	339,547
Northrop Grumman Corp.	1,860	214,923
Raytheon Co.	2,580	245,281
United Technologies Corp.	30	3,421

		888,347
Auto Components - 1.1%
Autoliv, Inc.	450	40,801
Cooper Tire & Rubber Co.	1,930	45,162
Dana Holding Corp.	7,590	143,603
Johnson Controls, Inc.	2,340	107,921

		337,487
Automobiles - 0.1%
Thor Industries, Inc.	850	43,665

Beverages - 1.0%
The Coca-Cola Co.	2,860	108,165
Dr Pepper Snapple Group, Inc.	3,570	170,932
PepsiCo, Inc.	520	41,787

		320,884
Capital Markets - 2.4%
Ameriprise Financial, Inc.	2,210	233,464
Ares Capital Corp.	650	11,512
BlackRock, Inc.	410	123,193
Federated Investors, Inc., Class B	5,560	149,508
Invesco Ltd.	2,660	88,445
Waddell & Reed Financial, Inc., Class A	2,310	149,734

		755,856
Chemicals - 4.5%
The Dow Chemical Co.	10,450	475,579
E.I. du Pont de Nemours & Co.	7,790	475,268
Huntsman Corp.	3,230	70,802
LyondellBasell Industries N.V., Class A	3,650	287,474
Olin Corp.	4,420	113,638
Rockwood Holdings, Inc.	460	31,524

		1,454,285
Commercial Banks - 5.0%
Bank of Hawaii Corp.	910	51,670

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Fifth Third Bancorp	8,890	$186,868
FNB Corp./PA	1,850	21,904
Umpqua Holdings Corp.	1,100	19,316
Webster Financial Corp.	4,030	122,270
Wells Fargo & Co.	26,700	1,210,578

		1,612,606
Commercial Services & Supplies - 1.8%
Deluxe Corp.	4,470	217,019
KAR Auction Services, Inc.	1,110	30,880
Pitney Bowes, Inc.	3,000	75,540
R.R. Donnelley & Sons Co.	9,710	179,344
Waste Management, Inc.	1,010	42,198
West Corp.	1,170	27,050

		572,031
Communications Equipment - 3.5%
Cisco Systems, Inc.	44,990	985,731
Harris Corp.	1,270	88,062
QUALCOMM, Inc.	650	48,243

		1,122,036
Computers & Peripherals - 4.6%
Apple, Inc.	1,230	615,738
Diebold, Inc.	1,000	33,590
Hewlett-Packard Co.	6,870	199,230
Lexmark International, Inc., Class A	4,240	166,166
Seagate Technology PLC	4,760	251,613
Western Digital Corp.	2,600	224,042

		1,490,379
Consumer Finance - 0.6%
SLM Corp.	8,190	186,404

Containers & Packaging - 1.4%
Avery Dennison Corp.	1,980	97,554
Greif, Inc., Class A	2,320	117,462
MeadWestvaco Corp.	330	11,903
Packaging Corp. of America	3,620	233,852

		460,771
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,480	44,992

Diversified Financial Services - 4.5%
Bank of America Corp.	7,080	118,590
Citigroup, Inc.	1,900	90,117

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
JPMorgan Chase & Co.	22,080	$1,222,349

		1,431,056
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	13,140	437,825
CenturyLink, Inc.	2,440	70,418
Frontier Communications Corp.	34,150	160,505
Verizon Communications, Inc.	9,230	443,225
Windstream Holdings, Inc.	5,310	39,719

		1,151,692
Electric Utilities - 3.3%
American Electric Power Co., Inc.	2,400	117,144
Duke Energy Corp.	2,030	143,358
Entergy Corp.	2,540	160,096
Hawaiian Electric Industries, Inc.	2,840	73,897
Pinnacle West Capital Corp.	3,360	176,837
The Southern Co.	3,290	135,680
UIL Holdings Corp.	4,440	171,695
Westar Energy, Inc.	2,400	79,608

		1,058,315
Electrical Equipment - 2.0%
Emerson Electric Co.	6,440	424,653
Rockwell Automation, Inc.	1,820	209,009

		633,662
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	1,330	75,158

Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	100	4,854
Helmerich & Payne, Inc.	2,410	212,177
RPC, Inc.	9,880	168,256
Schlumberger Ltd.	470	41,158
Transocean Ltd.	890	38,519

		464,964
Food & Staples Retailing - 1.2%
Safeway, Inc.	4,910	153,388
Sysco Corp.	4,890	171,541
Wal-Mart Stores, Inc.	660	49,289

		374,218

	Shares	Value
Common Stocks - (continued)
Gas Utilities - 0.5%
AGL Resources, Inc.	3,590	$171,530

Health Care Equipment & Supplies - 0.6%
Medtronic, Inc.	3,330	188,345

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	1,820	123,796
Owens & Minor, Inc.	4,120	142,717

		266,513
Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.	1,450	143,564
International Game Technology	9,670	139,538
Las Vegas Sands Corp.	1,400	107,128
McDonald’s Corp.	20	1,883
Six Flags Entertainment Corp.	860	30,865
Starwood Hotels & Resorts Worldwide, Inc.	470	35,114
Wyndham Worldwide Corp.	540	38,308
Wynn Resorts Ltd.	540	117,407

		613,807
Household Durables - 1.5%
Garmin Ltd.	540	24,327
Leggett & Platt, Inc.	1,010	30,320
Newell Rubbermaid, Inc.	6,060	187,254
Tupperware Brands Corp.	1,990	155,937
Whirlpool Corp.	510	67,983

		465,821
Industrial Conglomerates - 1.8%
General Electric Co.	23,530	591,309

Insurance - 2.8%
Aflac, Inc.	3,920	246,098
American National Insurance Co.	220	22,880
Assured Guaranty Ltd.	1,210	25,591
Cincinnati Financial Corp.	350	16,957
Erie Indemnity Co., Class A	2,100	147,357
Lincoln National Corp.	3,450	165,704
Old Republic International Corp.	2,190	34,208
Principal Financial Group, Inc.	1,920	83,654
Protective Life Corp.	3,380	165,654

		908,103

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - 0.4%
HSN, Inc.	2,330	$127,614

IT Services - 2.0%
Broadridge Financial Solutions, Inc.	5,600	203,224
International Business Machines Corp.	830	146,644
Leidos Holdings, Inc.	2,440	110,630
Paychex, Inc.	870	36,383
Visa, Inc., Class A	100	21,543
The Western Union Co.	9,030	139,062

		657,486
Leisure Equipment & Products - 0.3%
Brunswick Corp.	760	31,509
Hasbro, Inc.	750	36,840
Mattel, Inc.	790	29,894

		98,243
Machinery - 0.7%
Caterpillar, Inc.	2,440	229,140

Media - 0.9%
Cablevision Systems Corp., Class A	2,270	36,411
Comcast Corp., Class A	1,150	62,617
Gannett Co., Inc.	2,930	80,663
Meredith Corp.	1,400	64,092
Regal Entertainment Group, Class A	1,330	25,935
The Walt Disney Co.	380	27,592

		297,310
Multiline Retail - 0.6%
Macy’s, Inc.	3,840	204,288

Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	6,740	157,716
Consolidated Edison, Inc.	1,560	84,880
DTE Energy Co.	2,670	182,147
Integrys Energy Group, Inc.	100	5,434
Public Service Enterprise Group, Inc.	1,170	39,008
TECO Energy, Inc.	7,910	129,566
Vectren Corp.	5,520	201,590

		800,341
Office Electronics - 0.6%
Xerox Corp.	18,700	202,895

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	4,540	$506,800
ConocoPhillips Co.	10,190	661,841
CVR Energy, Inc.	4,330	160,600
Exxon Mobil Corp.	6,200	571,392
Kinder Morgan, Inc.	1,790	60,878
Marathon Petroleum Corp.	2,710	235,906
Occidental Petroleum Corp.	2,620	229,433
Phillips 66	5,270	385,184
Teekay Corp.	1,150	62,295
Western Refining, Inc.	2,370	92,691

		2,967,020
Paper & Forest Products - 1.4%
Domtar Corp.	2,330	250,265
International Paper Co.	3,970	189,528

		439,793
Pharmaceuticals - 8.3%
Eli Lilly & Co.	3,320	179,313
Johnson & Johnson	3,930	347,687
Merck & Co., Inc.	20,100	1,064,697
Pfizer, Inc.	35,990	1,094,096

		2,685,793
Real Estate Investment Trusts (REITs) - 5.3%
Annaly Capital Management, Inc.	18,450	198,706
BioMed Realty Trust, Inc.	2,390	46,629
Brandywine Realty Trust	3,710	52,867
CBL & Associates Properties, Inc.	620	10,534
Chambers Street Properties	3,770	29,180
Corrections Corp. of America	4,610	154,758
Digital Realty Trust, Inc.	1,050	53,540
EPR Properties	3,370	172,140
The Geo Group, Inc.	4,830	161,708
HCP, Inc.	1,770	69,296
Highwoods Properties, Inc.	960	35,654
Home Properties, Inc.	140	7,805
Hospitality Properties Trust	360	9,252
Kimco Realty Corp.	940	19,655
LaSalle Hotel Properties	1,390	42,756
Liberty Property Trust	5,470	199,108
The Macerich Co.	1,430	80,938

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Medical Properties Trust, Inc.	10,480	$139,070
MFA Financial, Inc.	1,480	10,789
National Retail Properties, Inc.	490	16,268
Omega Healthcare Investors, Inc.	690	22,039
Senior Housing Properties Trust	6,120	137,822
Weingarten Realty Investors	1,430	41,456

		1,711,970
Road & Rail - 0.5%
Landstar System, Inc.	2,900	166,576

Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	370	22,744
Linear Technology Corp.	4,460	198,649
Maxim Integrated Products, Inc.	700	21,182
Microchip Technology, Inc.	1,020	45,757
Texas Instruments, Inc.	9,730	412,552

		700,884
Software - 2.9%
CA, Inc.	5,080	162,967
Compuware Corp.	2,110	21,395
Microsoft Corp.	17,360	657,076
Oracle Corp.	2,770	102,213

		943,651
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	2,850	38,560
Best Buy Co., Inc.	4,180	98,397
GameStop Corp., Class A	2,850	99,950
Guess?, Inc.	4,040	113,322
The Home Depot, Inc.	640	49,184
L Brands, Inc.	650	34,034
Pier 1 Imports, Inc.	1,720	32,869
Staples, Inc.	11,160	146,866

		613,182
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	3,400	162,826

Thrifts & Mortgage Finance - 0.3%
New York Community
Bancorp, Inc.	2,910	47,113

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
People’s United Financial, Inc.	2,790	$39,646

		86,759
Tobacco - 4.1%
Altria Group, Inc.	18,390	647,696
Lorillard, Inc.	3,360	165,379
Philip Morris International, Inc.	5,320	415,705
Reynolds American, Inc.	1,930	93,605

		1,322,385

Total Common Stocks (Cost $30,987,128)		32,102,392

Total Investment Securities (Cost $30,987,128) — 99.7%		32,102,392

Other assets less liabilities — 0.3%		86,572

Net Assets — 100.0%		$32,188,964

Percentages shown are based on Net Assets.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,403,399
Aggregate gross unrealized depreciation	(302,296)

Net unrealized appreciation	$1,101,103

Federal income tax cost of investments	$31,001,289

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500® Futures Contract	1	03/21/14	$88,830	$(2,460)

Cash collateral in the amount of $8,500 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Aerospace & Defense - 0.8%
BAE Systems PLC	107,718	$759,632

Air Freight & Logistics - 0.7%
Deutsche Post AG (Registered)	12,297	425,689
Toll Holdings Ltd.	45,279	220,838

		646,527
Auto Components - 1.9%
Bridgestone Corp.	12,000	439,359
Cie Generale des Etablissements Michelin	2,457	259,504
Nokian Renkaat Oyj	4,641	195,895
Valeo S.A.	9,399	1,050,633

		1,945,391
Automobiles - 2.4%
Bayerische Motoren Werke
AG (Preference)	2,703	217,286
Daihatsu Motor Co. Ltd.	19,500	308,987
Ford Otomotiv Sanayi A/S	17,823	155,692
Fuji Heavy Industries Ltd.	7,800	217,744
Porsche Automobil Holding SE (Preference)	9,175	898,400
Tofas Turk Otomobil
Fabrikasi A/S	121,641	570,301

		2,368,410
Building Products - 0.6%
Cie de St-Gobain	6,398	336,191
LIXIL Group Corp.	11,700	306,424

		642,615
Capital Markets - 3.1%
Ashmore Group PLC	25,116	134,315
Coronation Fund Managers Ltd.	22,035	157,123
Daiwa Securities Group, Inc.	78,000	741,874
ICAP PLC	38,347	243,578
IGM Financial, Inc.	12,022	582,257
Macquarie Group Ltd.	3,783	178,533
Macquarie Korea Infrastructure Fund	29,640	166,428
Ratos AB, Class B	94,536	872,980

		3,077,088
Chemicals - 3.5%
BASF SE	10,848	1,163,450
Hitachi Chemical Co. Ltd.	3,900	56,750

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
K+S AG (Registered)	28,236	$841,135
Mitsubishi Chemical Holdings Corp.	39,000	168,642
Nitto Denko Corp.	9,200	415,143
Synthos S.A.	480,363	772,604
TSRC Corp.	80,000	113,673

		3,531,397
Commercial Banks - 11.9%
Aozora Bank Ltd.	234,000	674,570
Australia & New Zealand Banking Group Ltd.	28,431	747,406
Bank of China Ltd., Class H	2,106,000	892,327
Bank of Communications Co. Ltd., Class H	351,000	228,280
Bank of Montreal	9,128	557,201
BNP Paribas S.A.	4,524	350,493
Canadian Imperial Bank of Commerce	11,702	908,599
China Construction Bank Corp., Class H	546,000	379,011
Commonwealth Bank of Australia	44,304	2,869,378
HSBC Holdings PLC	95,083	979,776
Intesa Sanpaolo SpA	121,368	269,402
Komercni Banka A/S	1,833	396,513
Malayan Banking Bhd	39,086	112,475
Mizuho Financial Group, Inc.	331,500	711,855
Raiffeisen Bank International AG	5,967	229,334
Royal Bank of Canada	975	60,278
Swedbank AB, Class A	11,466	300,041
Westpac Banking Corp.	44,928	1,210,094

		11,877,033
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	12,000	120,606
Toppan Printing Co. Ltd.	91,000	674,570

		795,176
Communications Equipment - 0.4%
VTech Holdings Ltd.	35,100	424,465

Computers & Peripherals - 1.3%
Asustek Computer, Inc.	91,000	847,001
Chicony Electronics Co. Ltd.	38,100	97,458

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Computers & Peripherals - (continued)
Quanta Computer, Inc.	124,000	$306,956
Wistron Corp.	86,450	71,620

		1,323,035
Construction & Engineering - 1.3%
ACS Actividades de Construccion y Servicios S.A.	8,424	296,274
Bouygues S.A.	5,967	228,448
Eiffage S.A.	3,315	192,654
Leighton Holdings Ltd.	15,366	220,542
Vinci S.A.	6,201	406,118

		1,344,036
Construction Materials - 0.4%
Asia Cement Corp.	72,680	89,478
China Shanshui Cement Group Ltd.	624,000	205,729
Taiwan Cement Corp.	84,000	122,822

		418,029
Consumer Finance - 0.5%
Provident Financial PLC	20,358	546,024

Diversified Financial Services - 1.3%
Industrivarden AB, Class C	42,666	773,648
Investor AB, Class A*	17,940	568,658

		1,342,306
Diversified Telecommunication Services - 5.8%
Bell Aliant, Inc.	6,357	146,474
Bezeq The Israeli Telecommunication Corp. Ltd.	483,249	739,891
Deutsche Telekom AG (Registered)	37,284	603,352
Elisa Oyj	11,476	294,507
Magyar Telekom Telecommunications PLC	178,854	239,513
TDC A/S	94,848	891,372
Telecom Corp. of New Zealand Ltd.	377,754	717,945
Telecom Egypt Co.	396,084	844,324
Telefonica Brasil S.A. (Preference)	15,600	295,471
Telefonica Czech Republic A/S	10,452	151,294
Telefonica Deutschland Holding AG	86,775	692,059

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Turk Telekomunikasyon A/S	75,348	$186,629

		5,802,831
Electric Utilities - 0.7%
CEZ A/S	2,613	65,830
EDP - Energias de Portugal S.A.	64,116	240,888
Fortum Oyj	11,829	254,434
Terna Rete Elettrica Nazionale SpA	27,261	132,420

		693,572
Electronic Equipment, Instruments & Components - 1.0%
Hoya Corp.	27,300	761,032
TPK Holding Co. Ltd.	36,000	228,138

		989,170
Energy Equipment & Services - 0.8%
Seadrill Ltd.	20,202	722,997
TGS Nopec Geophysical Co. ASA	3,393	87,445

		810,442
Food & Staples Retailing - 2.5%
J Sainsbury PLC	39,819	225,704
Koninklijke Ahold N.V.	29,835	497,493
Lawson, Inc.	8,600	630,760
Metcash Ltd.	83,928	221,146
Metro AG	3,791	156,387
Seven & I Holdings Co. Ltd.	7,800	313,729
Wesfarmers Ltd.	12,774	468,103

		2,513,322
Food Products - 1.4%
Nestle S.A. (Registered)	11,973	869,898
Orkla ASA	22,191	171,996
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,730,000	370,037

		1,411,931
Gas Utilities - 2.0%
Aygaz A/S	191,334	643,168
Enagas S.A.	19,344	529,553
Gas Natural SDG S.A.	6,942	171,833

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Snam SpA	111,423	$611,556

		1,956,110
Hotels, Restaurants & Leisure - 1.1%
Gtech SpA	3,354	102,221
Sands China Ltd.	33,600	258,984
Tatts Group Ltd.	77,727	202,772
TUI Travel PLC	15,054	105,246
Wynn Macau Ltd.	93,600	399,603

		1,068,826
Household Durables - 0.1%
Husqvarna AB, Class B	11,739	68,179

Household Products - 0.0%†
Svenska Cellulosa AB S.C.A., Class A	936	26,581

Independent Power Producers & Energy Traders - 1.7%
AES Tiete S.A.	97,500	699,304
AES Tiete S.A. (Preference)	97,500	760,096
TransAlta Corp.	16,068	211,271

		1,670,671
Industrial Conglomerates - 0.1%
Siemens AG (Registered)	468	59,300

Insurance - 8.6%
Allianz SE (Registered)	6,201	1,035,260
AXA S.A.	36,270	953,782
Baloise Holding AG (Registered)	2,028	242,961
CNP Assurances	12,402	243,010
Euler Hermes S.A.	2,145	263,230
Gjensidige Forsikring ASA	43,602	833,947
Great-West Lifeco, Inc.	4,524	128,423
Insurance Australia Group Ltd.	32,214	154,306
Legal & General Group PLC	108,576	384,180
Mapfre S.A.	24,219	100,039
Mediolanum SpA	40,209	346,762
Muenchener Rueckversicherungs AG (Registered)	5,121	1,057,642
Power Financial Corp.	7,683	236,496
Powszechny Zaklad Ubezpieczen S.A.	5,655	740,007
Resolution Ltd.	45,903	262,981

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
RSA Insurance Group PLC	82,914	$132,177
SCOR SE	3,744	121,478
Standard Life PLC	25,467	153,017
Sun Life Financial, Inc.	8,775	289,077
Swiss Re AG*	1,716	148,550
Zurich Insurance Group AG	2,769	805,033

		8,632,358
Leisure Equipment & Products - 1.2%
Namco Bandai Holdings, Inc.	45,000	1,028,092
Sankyo Co. Ltd.	4,200	200,765

		1,228,857
Machinery - 2.5%
Hino Motors Ltd.	45,600	682,312
Hitachi Construction Machinery Co. Ltd.	9,300	182,106
Komatsu Ltd.	12,700	267,486
Metso Oyj	20,202	632,592
NSK Ltd.	16,000	184,341
Turk Traktor Ve Ziraat Makineleri A/S	23,049	530,120

		2,478,957
Media - 1.2%
CTC Media, Inc.	60,645	694,992
Lagardere S.C.A.	6,708	237,052
Telenet Group Holding N.V.	4,251	252,525

		1,184,569
Metals & Mining - 3.0%
BHP Billiton Ltd.	7,995	255,099
IAMGOLD Corp.	16,380	60,087
KGHM Polska Miedz S.A.	4,368	151,732
Kumba Iron Ore Ltd.	20,982	842,831
MMC Norilsk Nickel OJSC (ADR)	54,054	823,783
Shougang Fushan Resources Group Ltd.	1,872,000	515,928
Vedanta Resources PLC	4,485	59,520
Voestalpine AG	942	42,232
Zijin Mining Group Co. Ltd., Class H	1,014,000	219,390

		2,970,602

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - 0.2%
Marks & Spencer Group PLC	26,013	$201,315

Multi-Utilities - 1.1%
E.ON SE	52,923	961,345
Veolia Environnement S.A.	7,020	110,383

		1,071,728
Office Electronics - 0.6%
Canon, Inc.	15,800	465,704
Ricoh Co. Ltd.	14,800	158,325

		624,029
Oil, Gas & Consumable Fuels - 9.5%
ARC Resources Ltd.	5,550	144,605
Baytex Energy Corp.	5,733	209,071
BP PLC	40,527	318,368
Canadian Oil Sands Ltd.	44,304	795,521
Encana Corp.	10,689	191,931
Eni SpA	69,303	1,574,777
Gazprom OAO (ADR)	47,971	396,240
Harum Energy Tbk PT	2,437,500	478,117
Indo Tambangraya Megah Tbk PT	301,100	660,891
Penn West Petroleum Ltd.	29,289	218,824
Royal Dutch Shell PLC, Class A	6,749	233,313
Royal Dutch Shell PLC, Class B	45,435	1,661,411
Surgutneftegas OAO (Preference) (ADR)	29,839	214,542
Total S.A.	28,509	1,627,796
Tupras Turkiye Petrol Rafinerileri A/S	38,649	636,771
Vermilion Energy, Inc.	2,496	137,275

		9,499,453
Paper & Forest Products - 0.5%
Stora Enso Oyj, Class R	27,542	257,764
UPM-Kymmene Oyj	18,135	278,309

		536,073
Pharmaceuticals - 7.2%
AstraZeneca PLC*	35,139	2,228,253
Bayer AG (Registered)	551	72,737
Eisai Co. Ltd.	11,700	452,352
GlaxoSmithKline PLC	77,883	2,001,870
Novartis AG (Registered)	6,708	531,811

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Orion Oyj, Class B	28,119	$734,887
Roche Holding AG	2,186	601,744
Sanofi	5,538	543,690

		7,167,344
Professional Services - 0.5%
Adecco S.A. (Registered)*	4,179	329,235
Randstad Holding N.V.	2,925	185,885

		515,120
Real Estate Investment Trusts (REITs) - 2.9%
Calloway Real Estate Investment Trust	27,144	604,985
CapitaCommercial Trust	195,000	216,633
CFS Retail Property Trust Group	145,548	246,362
Corio N.V.	4,524	192,482
Gecina S.A.	1,716	209,473
ICADE	2,340	205,430
Japan Retail Fund Investment Corp.	8	16,136
Klepierre	3,003	130,319
RioCan Real Estate Investment Trust	14,157	314,642
Westfield Retail Trust	297,258	783,260

		2,919,722
Real Estate Management & Development - 2.3%
Daito Trust Construction Co. Ltd.	7,900	754,483
Evergrande Real Estate Group Ltd.	624,000	249,928
Guangzhou R&F Properties Co. Ltd., Class H	483,600	641,495
KWG Property Holding Ltd.	760,500	395,686
Redefine Properties Ltd.	129,792	102,846
Swiss Prime Site AG (Registered)*	2,301	179,120

		2,323,558
Semiconductors & Semiconductor Equipment - 1.1%
Radiant Opto-Electronics Corp.	193,800	844,347
Samsung Electronics Co. Ltd.	234	279,834

		1,124,181
Software - 0.1%
Trend Micro, Inc.	3,900	121,988

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 0.1%
Hennes & Mauritz AB, Class B	1,248	$53,838

Textiles, Apparel & Luxury Goods - 1.0%
Bosideng International Holdings Ltd.	4,056,000	736,524
Grendene S.A.	19,500	128,830
Yue Yuen Industrial Holdings Ltd.	39,000	120,544

		985,898
Tobacco - 3.4%
British American Tobacco Malaysia Bhd	7,800	141,712
British American Tobacco PLC	50,817	2,435,303
Imperial Tobacco Group PLC	13,533	494,413
Japan Tobacco, Inc.	11,700	366,769

		3,438,197
Trading Companies & Distributors - 0.6%
ITOCHU Corp.	11,700	145,124
Marubeni Corp.	16,000	113,429
Sumitomo Corp.	28,500	360,494

		619,047
Transportation Infrastructure - 1.4%
Hopewell Highway Infrastructure Ltd.	390,000	181,821
Hutchison Port Holdings Trust, Class U	399,000	265,335
Jiangsu Expressway Co. Ltd., Class H	486,000	613,383
Transurban Group	49,335	297,439

		1,357,978
Wireless Telecommunication Services - 2.2%
Tele2 AB, Class B	67,402	743,397
Vodacom Group Ltd.	61,503	646,377
Vodafone Group PLC	203,541	757,831

		2,147,605

Total Common Stocks (Cost $99,913,335)		99,314,516

	No. of Rights	Value
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/13/14 at 0.43 EUR*	8,424	$4,794
Raiffeisen Bank International AG, expiring 02/07/14 at 28.50 EUR*^	5,508	—

Total Rights (Cost $—)		4,794

Total Investment Securities (Cost $99,913,335) — 99.3%		99,319,310

Other assets less liabilities — 0.7%		671,162

Net Assets — 100.0%		$99,990,472

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $0 or 0.00% of net assets.
†	Amount represents less than 0.05%.

Percentages	shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

EUR — Euro

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,858,403
Aggregate gross unrealized depreciation	(4,606,202)

Net unrealized depreciation	$(747,799)

Federal income tax cost of investments	$100,067,109

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini MSCI EAFE Futures Contracts	3	03/21/14	$138,795	$(5,046)
MSCI Emerging Markets Mini Index Futures Contracts	4	03/21/14	363,560	(1,188)

				$(6,234)

Cash collateral in the amount of $60,843 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	8.1%
Austria	0.3
Belgium	0.3
Brazil	1.9
Canada	5.8
China	5.3
Czech Republic	0.6
Denmark	0.9
Egypt	0.8
Finland	2.7
France	7.5
Germany	8.2
Hong Kong	1.2
Hungary	0.2
Indonesia	1.5
Israel	0.7
Italy	3.0
Japan	12.0
Malaysia	0.3
Netherlands	0.9
New Zealand	0.7
Norway	1.8
Poland	1.7
Portugal	0.2
Russia	2.1
Singapore	0.5
South Africa	1.8
South Korea	0.4
Spain	1.1
Sweden	3.4
Switzerland	3.7
Taiwan	2.7
Turkey	2.7
United Kingdom	14.3
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 98.6%
Aerospace & Defense - 1.4%
Airbus Group N.V.	1,953	$138,560
BAE Systems PLC	29,430	207,542

		346,102
Air Freight & Logistics - 0.4%
Deutsche Post AG (Registered)	3,130	108,352

Airlines - 0.0%†
Turk Hava Yollari	2,783	8,297

Automobiles - 2.9%
Bayerische Motoren Werke AG (Preference)	460	36,978
Daihatsu Motor Co. Ltd.	6,500	102,995
Ford Otomotiv Sanayi A/S	3,520	30,749
Fuji Heavy Industries Ltd.	8,000	223,327
Isuzu Motors Ltd.	30,000	182,086
Tofas Turk Otomobil Fabrikasi A/S	31,190	146,231

		722,366
Capital Markets - 1.4%
Coronation Fund Managers Ltd.	15,800	112,664
ICAP PLC	9,190	58,374
IGM Financial, Inc.	3,000	145,298
Macquarie Korea Infrastructure Fund	4,300	24,144

		340,480
Chemicals - 2.1%
BASF SE	94	10,081
Israel Chemicals Ltd.	5,310	43,441
K+S AG (Registered)	7,330	218,357
Mitsubishi Chemical Holdings Corp.	10,000	43,242
Synthos S.A.	117,290	188,646
TSRC Corp.	11,000	15,630

		519,397
Commercial Banks - 12.3%
Aozora Bank Ltd.	61,000	175,849
Australia & New Zealand Banking Group Ltd.	6,280	165,091
Bank of Montreal	2,310	141,010
Bank of Nova Scotia	3,210	175,910
Canadian Imperial Bank of Commerce	2,830	219,735
China Minsheng Banking Corp. Ltd., Class H	185,000	182,265

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Commonwealth Bank of Australia	11,410	$738,976
HSBC Holdings PLC	16,181	166,736
Intesa Sanpaolo SpA	29,050	64,483
Malayan Banking Bhd	16,083	46,281
Mizuho Financial Group, Inc.	85,000	182,527
National Bank of Canada	1,510	113,005
Royal Bank of Canada	170	10,510
Sumitomo Mitsui Financial Group, Inc.	7,000	331,107
Swedbank AB, Class A	3,330	87,139
Westpac Banking Corp.	10,990	296,005

		3,096,629
Commercial Services & Supplies - 0.3%
Dai Nippon Printing Co.
Ltd.	3,000	30,151
Multiplus S.A.	5,000	53,473

		83,624
Communications Equipment - 1.5%
Telefonaktiebolaget LM
Ericsson, Class A	16,710	194,255
VTech Holdings Ltd.	15,000	181,395

		375,650
Computers & Peripherals - 1.7%
Asustek Computer, Inc.	32,000	297,847
Chicony Electronics Co. Ltd.	10,010	25,605
Lite-On Technology Corp.	20,009	29,620
Quanta Computer, Inc.	20,000	49,509
Wistron Corp.	32,100	26,593

		429,174
Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios S.A.	1,860	65,417
Bouygues S.A.	1,610	61,639
Eiffage S.A.	880	51,142
Leighton Holdings Ltd.	3,560	51,095
Taisei Corp.	12,000	53,184
Vinci S.A.	450	29,472

		311,949
Construction Materials - 0.9%
China Shanshui Cement Group Ltd.	160,000	52,751

.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Fletcher Building Ltd.	23,000	$168,899

		221,650
Consumer Finance - 0.6%
Provident Financial PLC	5,640	151,271

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	2,000	54,765

Diversified Financial Services - 0.9%
Chailease Holding Co. Ltd.*	10,300	25,395
Investor AB, Class A	6,020	190,821

		216,216
Diversified Telecommunication Services - 4.7%
Bell Aliant, Inc.	1,050	24,193
Bezeq The Israeli Telecommunication Corp. Ltd.	115,200	176,380
Elisa Oyj	2,890	74,166
Magyar Telekom Telecommunications PLC	42,470	56,874
TDC A/S	6,880	64,657
Telecom Corp. of New Zealand Ltd.	102,520	194,846
Telecom Egypt Co.	99,550	212,209
Telefonica Brasil S.A. (Preference)	1,000	18,940
Telefonica Czech Republic A/S	3,570	51,676
Telefonica Deutschland Holding AG	24,210	193,083
Telstra Corp. Ltd.	16,100	72,203
Turk Telekomunikasyon A/S	17,360	42,999

		1,182,226
Electric Utilities - 1.2%
CEZ A/S	4,430	111,606
EDP - Energias de Portugal S.A.	17,120	64,321
Fortum Oyj	2,960	63,668
PGE S.A.	11,110	58,153

		297,748
Electronic Equipment, Instruments & Components - 0.3%
TPK Holding Co. Ltd.	10,000	63,372

Energy Equipment & Services - 0.7%
Seadrill Ltd.	4,790	171,426

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - 1.1%
Lawson, Inc.	2,000	$146,688
Metcash Ltd.	18,500	48,746
Metro AG	970	40,015
Shoppers Drug Mart Corp.	910	47,910

		283,359
Food Products - 2.9%
Nestle S.A. (Registered)	2,970	215,785
Orkla ASA	7,840	60,765
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,000,000	135,545
Suedzucker AG	1,840	45,905
Unilever N.V.	6,900	257,795

		715,795
Gas Utilities - 1.3%
Aygaz A/S	47,620	160,074
Gas Natural SDG S.A.	250	6,188
Snam SpA	27,820	152,693

		318,955
Hotels, Restaurants & Leisure - 1.3%
Grand Korea Leisure Co.
Ltd.	4,700	182,230
Gtech SpA	1,080	32,915
Sands China Ltd.	8,400	64,746
Tatts Group Ltd.	19,680	51,341

		331,232
Household Durables - 0.2%
Sekisui House Ltd.	3,700	52,025

Independent Power Producers & Energy Traders - 1.4%
AES Tiete S.A.	25,000	179,309
AES Tiete S.A. (Preference)	23,100	180,084

		359,393
Industrial Conglomerates - 0.1%
Siemens AG (Registered)	120	15,205

Insurance - 7.7%
Admiral Group PLC	6,640	157,686
Allianz SE (Registered)	40	6,678
AXA S.A.	6,350	166,984
Baloise Holding AG
(Registered)	350	41,931
CNP Assurances	1,750	34,290
Euler Hermes S.A.	430	52,769

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Gjensidige Forsikring ASA	11,000	$210,390
Great-West Lifeco, Inc.	1,360	38,606
Mapfre S.A.	8,830	36,473
Mediolanum SpA	16,090	138,760
Muenchener Rueckversicherungs AG (Registered)	1,270	262,294
Power Financial Corp.	1,920	59,101
Powszechny Zaklad Ubezpieczen S.A.	1,430	187,128
Resolution Ltd.	5,010	28,703
RSA Insurance Group PLC	30,990	49,402
Sampo Oyj, Class A	3,940	183,043
SCOR SE	1,100	35,691
Sun Life Financial, Inc.	2,210	72,804
Tryg A/S	270	25,765
Zurich Insurance Group AG*	530	154,087

		1,942,585
Internet Software & Services - 0.5%
Dena Co. Ltd.	6,000	116,311

Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd.	1,000	47,801

Machinery - 3.4%
Hino Motors Ltd.	13,000	194,519
Kone Oyj, Class B	3,960	161,276
Kubota Corp.	1,000	15,669
Metso Oyj	4,100	128,385
Mitsubishi Heavy Industries Ltd.	1,000	6,569
NSK Ltd.	2,000	23,043
Turk Traktor Ve Ziraat Makineleri A/S	5,810	133,628
Zardoya Otis S.A.	11,840	198,787

		861,876
Media - 1.4%
Kabel Deutschland Holding AG	550	72,257
Reed Elsevier N.V.	7,750	159,800
Shaw Communications, Inc., Class B	2,780	61,262
Telenet Group Holding N.V.	1,010	59,998

		353,317

	Shares	Value
Common Stocks - (continued)
Metals & Mining - 3.5%
Agnico Eagle Mines Ltd.	4,650	$144,553
BHP Billiton Ltd.	1,620	51,690
IAMGOLD Corp.	12,280	45,047
Kumba Iron Ore Ltd.	4,990	200,444
MMC Norilsk Nickel OJSC (ADR)	14,106	214,975
Polymetal International PLC	6,080	57,705
Shougang Fushan Resources Group Ltd.	280,000	77,169
Yamana Gold, Inc.	4,860	45,464
Zijin Mining Group Co. Ltd., Class H	240,000	51,927

		888,974
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	930	7,197

Multi-Utilities - 1.4%
E.ON SE	13,380	243,047
RWE AG	1,810	66,978
RWE AG (Preference)	1,580	49,038

		359,063
Office Electronics - 0.6%
Canon, Inc.	4,000	117,900
Ricoh Co. Ltd.	3,000	32,093

		149,993
Oil, Gas & Consumable Fuels - 9.7%
ARC Resources Ltd.	1,430	37,259
Baytex Energy Corp.	1,460	53,243
BP PLC	10,429	81,927
Canadian Oil Sands Ltd.	6,740	121,023
Delek Group Ltd.	80	28,565
Eni SpA	18,010	409,242
Gazprom OAO (ADR)	2,361	19,502
Harum Energy Tbk PT	645,000	126,517
Indo Tambangraya Megah Tbk PT	71,500	156,937
Keyera Corp.	590	34,925
Penn West Petroleum Ltd.	6,920	51,701
Royal Dutch Shell PLC, Class A	1,838	63,539
Royal Dutch Shell PLC, Class B	9,840	359,817
Surgutneftegas OAO (Preference) (ADR)	8,167	58,721

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Tambang Batubara Bukit Asam Persero Tbk PT	135,000	$102,273
Total S.A.	7,430	424,235
TransCanada Corp.	2,610	113,347
Tupras Turkiye Petrol Rafinerileri A/S	9,660	159,156
Vermilion Energy, Inc.	630	34,649

		2,436,578
Paper & Forest Products - 0.5%
Oji Holdings Corp.	10,000	47,850
Stora Enso Oyj, Class R	4,650	43,519
UPM-Kymmene Oyj	2,920	44,812

		136,181
Pharmaceuticals - 9.0%
Astellas Pharma, Inc.	1,500	94,102
AstraZeneca PLC	5,730	363,354
Bayer AG (Registered)	140	18,481
Eisai Co. Ltd.	3,300	127,586
GlaxoSmithKline PLC	34,710	892,170
Novartis AG (Registered)	1,670	132,398
Orion Oyj, Class B	7,580	198,103
Roche Holding AG	1,010	278,025
Sanofi	1,460	143,335

		2,247,554
Real Estate Investment Trusts (REITs) - 2.9%
Boardwalk Real Estate
Investment Trust	1,930	101,264
Calloway Real Estate Investment Trust	8,190	182,539
CapitaCommercial Trust	30,000	33,328
CFS Retail Property Trust Group	30,490	51,609
Corio N.V.	1,260	53,609
Gecina S.A.	250	30,518
Mirvac Group	20,080	29,258
RioCan Real Estate Investment Trust	6,070	134,907
Stockland	17,210	54,507
Westfield Retail Trust	19,920	52,488

		724,027
Real Estate Management & Development - 0.8%
Daito Trust Construction Co. Ltd.	1,400	133,706
Redefine Properties Ltd.	26,680	21,141

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Swiss Prime Site AG (Registered)*	740	$57,605

		212,452
Road & Rail - 0.3%
BTS Group Holdings PCL (NVDR)	258,000	62,917

Semiconductors & Semiconductor Equipment - 1.3%
Radiant Opto-Electronics Corp.	60,120	261,930
Samsung Electronics Co. Ltd.	60	71,752
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	3,466

		337,148
Specialty Retail - 2.1%
Fast Retailing Co. Ltd.	600	224,209
Hennes & Mauritz AB, Class B	6,720	289,898

		514,107
Textiles, Apparel & Luxury Goods - 1.3%
ANTA Sports Products Ltd.	30,000	43,813
Bosideng International Holdings Ltd.	1,000,000	181,589
Grendene S.A.	5,000	33,033
Yue Yuen Industrial Holdings Ltd.	20,000	61,818

		320,253
Tobacco - 3.9%
British American Tobacco Malaysia Bhd	6,000	109,010
British American Tobacco PLC	9,250	443,288
Imperial Tobacco Group PLC	3,430	125,311
Japan Tobacco, Inc.	8,000	250,782
Swedish Match AB	1,340	39,302

		967,693
Trading Companies & Distributors - 0.4%
ITOCHU Corp.	2,000	24,808
Sumitomo Corp.	5,100	64,509

		89,317
Transportation Infrastructure - 1.6%
Hutchison Port Holdings Trust, Class U	90,000	59,850

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Jiangsu Expressway Co. Ltd., Class H	120,000	$151,453
SIA Engineering Co. Ltd.	31,000	119,566
Transurban Group	11,910	71,805

		402,674
Wireless Telecommunication Services - 3.1%
Advanced Info Service PCL (NVDR)	19,400	122,830
Shin Corp. PCL (NVDR)	10,200	21,784
Tele2 AB, Class B	16,940	186,836
Vodafone Group PLC	117,700	438,225

		769,675

Total Common Stocks (Cost $25,256,424)		24,724,351

	No. of Rights
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/13/14 at 0.43 EUR*	1,860	1,058

Total Rights (Cost $—)		1,058

Total Investment Securities (Cost $25,256,424) - 98.6%		24,725,409

Other assets less liabilities - 1.4%		353,838

Net Assets - 100.0%		$25,079,247

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets. Abbreviations:

ADR  — American Depositary Receipt

EUR  — Euro

INR  — Indian Rupee

NVDR  — Non-Voting Depositary Receipt

USD  — US Dollar

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$748,584
Aggregate gross unrealized depreciation	(1,291,343)

Net unrealized depreciation	$(542,759)

Federal income tax cost of investments	$25,268,168

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
SGX S&P CNX Nifty Index Futures Contracts	29	02/26/14	$353,974	$(15,113)

Cash collateral in the amount of $44,327 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2014:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
INR	27,959,800	UBS AG	USD	440,000	03/19/14	$1,948
INR	624,500	UBS AG	USD	10,000	03/19/14	(129)

						$1,819

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Depreciation
USD	29,957	UBS AG	INR	1,900,000	03/19/14	$(76)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2014 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	6.9%
Belgium	0.2
Brazil	1.9
Canada	8.8
China	3.0
Czech Republic	0.7
Denmark	0.4
Egypt	0.8
Finland	3.6
France	4.1
Germany	5.5
Hong Kong	1.2
Hungary	0.2
Indonesia	2.1
Israel	1.0
Italy	3.2
Japan	12.1
Malaysia	0.6
Netherlands	2.4
New Zealand	1.5
Norway	1.8
Poland	1.7
Portugal	0.3
Russia	1.2
Singapore	1.1
South Africa	1.3
South Korea	1.1
Spain	1.2
Sweden	3.9
Switzerland	3.5
Taiwan	3.2
Thailand	0.8
Turkey	2.7
United Kingdom	14.6
Other[1]	1.4

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 0.9%
BAE Systems PLC	12,772	$90,069

Air Freight & Logistics - 0.2%
Toll Holdings Ltd.	4,720	23,021

Auto Components - 3.3%
Aisin Seiki Co. Ltd.	400	15,002
Cie Generale des Etablissements Michelin	788	83,227
Continental AG	512	110,301
Nokian Renkaat Oyj	600	25,326
Valeo S.A.	1,012	113,123

		346,979
Automobiles - 2.2%
Bayerische Motoren Werke AG	540	58,855
Bayerische Motoren Werke AG (Preference)	244	19,614
Fuji Heavy Industries Ltd.	800	22,333
Porsche Automobil Holding SE (Preference)	740	72,459
Tofas Turk Otomobil Fabrikasi A/S	12,468	58,455

		231,716
Beverages - 0.5%
Kirin Holdings Co. Ltd.	4,000	55,145

Biotechnology - 0.6%
Actelion Ltd. (Registered)*	672	63,219

Building Products - 0.4%
Cie de St-Gobain	712	37,413

Capital Markets - 2.5%
Ashmore Group PLC	8,856	47,360
Daiwa Securities Group, Inc.	4,000	38,045
ICAP PLC	5,568	35,367
Macquarie Group Ltd.	558	26,334
Nomura Holdings, Inc.	10,000	71,089
Schroders PLC	1,460	45,901

		264,096
Chemicals - 3.4%
BASF SE	1,484	159,159
Mitsubishi Chemical Holdings Corp.	4,000	17,297
Shin-Etsu Chemical Co. Ltd.	1,600	90,413
Synthos S.A.	55,092	88,609

		355,478

	Shares	Value
Common Stocks - (continued)
Commercial Banks - 13.5%
Agricultural Bank of China
Ltd., Class H	24,000	$10,478
Aozora Bank Ltd.	20,000	57,656
Australia & New Zealand Banking Group Ltd.	3,696	97,162
Bank of China Ltd., Class H	196,000	83,047
BNP Paribas S.A.	1,032	79,953
BOC Hong Kong Holdings Ltd.	24,000	72,945
Canadian Imperial Bank of Commerce	420	32,611
China Citic Bank Corp. Ltd., Class H	32,000	15,454
China Construction Bank Corp., Class H	164,000	113,842
China Merchants Bank Co. Ltd., Class H	52,044	91,959
Commonwealth Bank of Australia	4,728	306,212
HSBC Holdings PLC	6,974	71,863
Industrial & Commercial Bank of China Ltd., Class H	200,000	123,892
Intesa Sanpaolo SpA	9,268	20,572
Nordea Bank AB	4,684	62,752
Royal Bank of Canada	192	11,870
Sberbank of Russia (ADR)	4,852	52,499
Swedbank AB, Class A	1,004	26,273
Westpac Banking Corp.	2,756	74,230

		1,405,270
Computers & Peripherals - 0.3%
Quanta Computer, Inc.	12,000	29,705

Construction & Engineering - 0.8%
Bouygues S.A.	948	36,294
Vinci S.A.	784	51,346

		87,640
Construction Materials - 0.6%
Asia Cement Corp.	12,000	14,774
China Shanshui Cement
Group Ltd.	32,000	10,550
CRH PLC	928	23,859
Taiwan Cement Corp.	8,000	11,697

		60,880
Distributors - 0.2%
Inchcape PLC	2,196	21,113

Diversified Financial Services - 1.2%
Industrivarden AB, Class A	2,700	52,175

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Industrivarden AB, Class C	4,036	$73,184

		125,359
Diversified Telecommunication Services - 4.4%
Bell Aliant, Inc.	128	2,949
Bezeq The Israeli Telecommunication Corp. Ltd.	38,824	59,442
Elisa Oyj	1,440	36,955
Magyar Telekom Telecommunications PLC	15,092	20,210
TDC A/S	3,860	36,276
Telecom Corp. of New Zealand Ltd.	23,864	45,355
Telecom Egypt Co.	41,988	89,505
Telefonica Brasil S.A. (Preference)	1,200	22,729
Telefonica S.A.	6,364	98,180
TeliaSonera AB	4,096	30,416
Turk Telekomunikasyon A/S	7,344	18,190

		460,207
Electric Utilities - 0.7%
CEZ A/S	1,344	33,860
EDP - Energias de Portugal S.A.	8,960	33,663
Terna Rete Elettrica Nazionale SpA	1,240	6,023

		73,546
Electrical Equipment - 1.0%
Schneider Electric S.A.	1,320	106,609

Electronic Equipment, Instruments & Components - 2.2%
Hexagon AB, Class B	440	13,987
Hirose Electric Co. Ltd.	400	56,910
Hoya Corp.	3,600	100,356
Omron Corp.	400	16,042
Spectris PLC	328	11,978
TPK Holding Co. Ltd.	4,000	25,349

		224,622
Energy Equipment & Services - 0.4%
AMEC PLC	2,676	45,298

Food & Staples Retailing - 3.0%
Carrefour S.A.	2,944	101,457
Koninklijke Ahold N.V.	3,928	65,499
Metcash Ltd.	8,756	23,071
Metro AG	508	20,956
Seven & I Holdings Co. Ltd.	800	32,177

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Wesfarmers Ltd.	1,998	$73,217

		316,377
Food Products - 1.4%
Nestle S.A. (Registered)	1,188	86,314
Nisshin Seifun Group, Inc.	2,050	20,624
Nissin Foods Holdings Co. Ltd.	400	17,473
Orkla ASA	2,628	20,369

		144,780
Gas Utilities - 1.2%
Aygaz A/S	19,732	66,329
Gas Natural SDG S.A.	268	6,634
Snam SpA	9,620	52,800

		125,763
Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group PLC	2,592	83,918
Tatts Group Ltd.	6,168	16,091

		100,009
Independent Power Producers & Energy Traders - 1.6%
AES Tiete S.A.	10,400	74,592
AES Tiete S.A. (Preference)	9,600	74,840
TransAlta Corp.	1,324	17,409

		166,841
Industrial Conglomerates - 1.5%
Far Eastern New Century Corp.	16,060	16,644
Shanghai Industrial Holdings Ltd.	4,000	13,317
Siemens AG (Registered)	1,016	128,737

		158,698
Insurance - 8.7%
Ageas	788	33,872
Allianz SE (Registered)	1,280	213,697
AXA S.A.	5,568	146,420
Baloise Holding AG (Registered)	100	11,981
CNP Assurances	1,020	19,986
Legal & General Group PLC	13,256	46,904
Manulife Financial Corp.	3,068	56,547
Muenchener Rueckversicherungs AG (Registered)	488	100,787
Old Mutual PLC	19,684	55,803
Prudential PLC	7,604	153,461

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
RSA Insurance Group PLC	5,984	$9,540
Zurich Insurance Group AG*	192	55,820

		904,818
Internet Software & Services - 0.1%
Yahoo Japan Corp.	1,200	6,872

Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd.	400	19,120

Machinery - 5.4%
FANUC Corp.	800	131,549
Hino Motors Ltd.	4,000	59,852
IMI PLC	4,000	98,410
Komatsu Ltd.	4,000	84,247
Metso Oyj	1,940	60,748
OC Oerlikon Corp. AG (Registered)*	2,040	32,211
Sandvik AB	1,152	16,172
SKF AB, Class A	992	26,398
SKF AB, Class B	1,300	34,495
Volvo AB, Class A	1,256	16,616

		560,698
Media - 1.7%
CTC Media, Inc.	6,768	77,561
Informa PLC	2,228	18,931
Telenet Group Holding N.V.	344	20,435
UBM PLC	1,772	19,803
WPP PLC	2,128	44,660

		181,390
Metals & Mining - 4.2%
BHP Billiton Ltd.	944	30,121
BHP Billiton PLC	3,444	101,626
Grupo Mexico SAB de CV	16,000	51,760
KGHM Polska Miedz S.A.	508	17,646
Kumba Iron Ore Ltd.	2,136	85,802
MMC Norilsk Nickel OJSC (ADR)	5,140	78,334
Shougang Fushan Resources Group Ltd.	72,000	19,843
Teck Resources Ltd., Class B	1,140	27,402
Voestalpine AG	496	22,237

		434,771
Multi-Utilities - 1.7%
E.ON SE	5,448	98,963
Veolia Environnement S.A.	5,044	79,312

		178,275

	Shares	Value
Common Stocks - (continued)
Office Electronics - 0.3%
Canon, Inc.	1,200	$35,370

Oil, Gas & Consumable Fuels - 10.0%
Baytex Energy Corp.	604	22,027
BP PLC	11,024	86,601
Cameco Corp.	1,040	22,079
Canadian Natural Resources Ltd.	1,516	49,656
Canadian Oil Sands Ltd.	4,292	77,067
Cenovus Energy, Inc.	152	3,973
Eni SpA	6,976	158,516
Gazprom OAO (ADR)	16,456	135,927
Indo Tambangraya Megah Tbk PT	12,000	26,339
JX Holdings, Inc.	4,000	19,493
Penn West Petroleum Ltd.	992	7,411
Royal Dutch Shell PLC, Class A	462	15,971
Royal Dutch Shell PLC, Class B	5,228	191,171
Suncor Energy, Inc.	2,416	79,287
Surgutneftegas OAO (Preference) (ADR)	3,772	27,121
Talisman Energy, Inc.	1,108	11,915
Tatneft OAO (ADR)	880	29,128
Total S.A.	348	19,870
Tupras Turkiye Petrol Rafinerileri A/S	3,956	65,178

		1,048,730
Paper & Forest Products - 0.7%
Stora Enso Oyj, Class R	3,712	34,740
UPM-Kymmene Oyj	2,208	33,885

		68,625
Personal Products - 0.5%
Kao Corp.	1,600	51,380

Pharmaceuticals - 5.5%
AstraZeneca PLC	3,548	224,988
Bayer AG (Registered)	132	17,425
Eisai Co. Ltd.	1,600	61,860
GlaxoSmithKline PLC	1,000	25,703
Mitsubishi Tanabe Pharma Corp.	800	11,845
Novartis AG (Registered)	716	56,764
Orion Oyj, Class B	2,700	70,564
Roche Holding AG	220	60,560
Sanofi	204	20,028

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	400	$29,181

		578,918
Professional Services - 0.7%
Adecco S.A. (Registered)*	588	46,325
Randstad Holding N.V.	380	24,149

		70,474
Real Estate Investment Trusts (REITs) - 0.8%
Corio N.V.	332	14,126
Gecina S.A.	212	25,879
ICADE	136	11,940
Intu Properties PLC	6,102	31,649
Klepierre	104	4,513

		88,107
Real Estate Management & Development - 1.3%
Guangzhou R&F Properties Co. Ltd., Class H	49,600	65,794
KWG Property Holding Ltd.	134,000	69,720

		135,514
Semiconductors & Semiconductor Equipment - 1.4%
Radiant Opto-Electronics Corp.	24,090	104,955
Samsung Electronics Co. Ltd.	36	43,052

		148,007
Software - 0.3%
Oracle Corp. Japan	800	32,005

Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	152,000	27,602
Ruentex Industries Ltd.	8,570	20,677

		48,279
Tobacco - 2.5%
British American Tobacco PLC	5,408	259,168

Trading Companies & Distributors - 1.6%
Finning International, Inc.	3,216	77,735
Marubeni Corp.	4,000	28,357
Mitsui & Co. Ltd.	2,000	27,161
Sumitomo Corp.	2,800	35,417

		168,670
Transportation Infrastructure - 0.3%
COSCO Pacific Ltd.	16,219	20,742

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Hopewell Highway Infrastructure Ltd.	34,000	$15,851

		36,593
Wireless Telecommunication Services - 2.2%
MegaFon OAO (Registered), Class S (GDR)	1,968	58,705
NTT DOCOMO, Inc.	400	6,522
Tele2 AB, Class B	6,788	74,867
Vodacom Group Ltd.	4,004	42,081
Vodafone Group PLC	12,160	45,275

		227,450

Total Common Stocks (Cost $10,418,917)		10,403,087

Total Investment Securities (Cost $10,418,917) — 99.6%		10,403,087

Other assets less liabilities — 0.4%		38,187

Net Assets — 100.0%		$10,441,274

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,303
Aggregate gross unrealized depreciation	(396,009)

Net unrealized depreciation	$(28,706)

Federal income tax cost of investments	$10,431,793

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO STOXX 50® Index Futures Contract	1	03/21/14	$40,699	$1,368

Cash collateral in the amount of $7,696 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	6.4%
Austria	0.2
Belgium	0.5
Brazil	1.7
Canada	4.8
China	6.5
Czech Republic	0.3
Denmark	0.3
Egypt	0.9
Finland	2.5
France	9.0
Germany	9.6
Hong Kong	0.7
Hungary	0.2
Indonesia	0.3
Ireland	0.2
Israel	0.6
Italy	2.3
Japan	12.0
Mexico	0.5
Netherlands	1.0
New Zealand	0.4
Norway	0.2
Poland	1.0
Portugal	0.3
Russia	4.4
South Africa	1.2
South Korea	0.4
Spain	1.0
Sweden	4.1
Switzerland	4.0
Taiwan	2.1
Turkey	2.0
United Kingdom	18.0
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Beverages - 0.1%
Tibet 5100 Water
Resources Holdings Ltd.	3,973,000	$1,729,438

Chemicals - 20.4%
Agrium, Inc.	407,924	35,529,395
CF Industries Holdings, Inc.	158,994	36,705,355
Incitec Pivot Ltd.	5,781,308	14,426,386
Israel Chemicals Ltd.	1,199,682	9,814,465
K+S AG (Registered)	448,074	13,347,887
Monsanto Co.	1,188,440	126,628,282
Potash Corp. of Saskatchewan, Inc.	2,551,934	79,926,037
Sociedad Quimica y Minera de Chile S.A. (ADR)	354,926	8,841,206
Syngenta AG	284,262	100,785,655
Taiwan Fertilizer Co. Ltd.	2,011,000	4,201,545
The Mosaic Co.	1,296,042	57,881,236
The Scotts Miracle-Gro Co., Class A	133,298	7,916,568
Uralkali OJSC (GDR)	819,065	19,780,420
Yara International ASA	518,738	21,360,649

		537,145,086
Construction & Engineering - 0.5%
OCI*	269,808	12,518,245

Containers & Packaging - 0.4%
MeadWestvaco Corp.	273,020	9,847,831

Food Products - 7.4%
Archer-Daniels- Midland Co.	1,906,322	75,261,592
Bunge Ltd.	441,650	33,459,404
Charoen Pokphand Foods PCL	12,800	11,051
Charoen Pokphand Foods PCL(NVDR)	7,214,200	6,228,558
Charoen Pokphand Indonesia Tbk PT	26,499,000	8,974,068
Felda Global Ventures Holdings Bhd	3,664,400	4,774,177
GrainCorp Ltd., Class A	852,786	5,654,824
IOI Corp. Bhd	6,880,005	8,634,699

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Kuala Lumpur Kepong Bhd	1,440,072	$10,078,137
Nutreco N.V.	213,681	9,542,402
PPB Group Bhd	1,461,300	6,724,644
Suedzucker AG	305,140	7,612,686
Tongaat Hulett Ltd.	302,739	3,279,545
Wilmar International Ltd.	5,796,126	14,147,953

		194,383,740
Household Durables - 0.1%
Sumitomo Forestry Co. Ltd.	160,600	1,762,136

Machinery - 0.3%
Kurita Water Industries Ltd.	358,110	7,700,498

Metals & Mining - 31.3%
Agnico Eagle Mines Ltd.	316,981	9,853,860
Alcoa, Inc.	1,715,208	19,742,044
Anglo American PLC	2,548,722	60,149,691
AngloGold Ashanti Ltd.	754,820	10,999,844
Antofagasta PLC	706,640	9,877,090
Barrick Gold Corp.	1,938,442	37,310,162
BHP Billiton Ltd.	4,018,212	128,210,390
Eldorado Gold Corp.	1,379,554	8,760,251
First Quantum Minerals Ltd.	1,087,262	19,435,070
Franco-Nevada Corp.	273,591	13,263,010
Freeport-McMoRan Copper & Gold, Inc.	1,790,690	58,036,263
Glencore Xstrata PLC*	18,828,744	99,794,719
Goldcorp, Inc.	1,588,334	39,589,042
Grupo Mexico SAB de CV	6,325,508	20,463,037
Impala Platinum Holdings Ltd.	960,388	9,926,553
Industrias Penoles SAB de CV	257,363	6,022,622
KGHM Polska Miedz S.A.	242,506	8,423,953
Kinross Gold Corp.	2,063,710	9,458,324
Mitsubishi Materials Corp.	1,606,000	5,495,847
MMC Norilsk Nickel OJSC (ADR)	889,032	13,548,848

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Newcrest Mining Ltd.	1,779,448	$14,982,284
Newmont Mining Corp.	936,298	20,224,037
Norsk Hydro ASA	2,417,030	10,936,631
Randgold Resources Ltd.	158,994	10,956,254
Rio Tinto PLC	1,986,622	105,897,482
Silver Wheaton Corp.	637,582	13,833,005
Southern Copper Corp.	353,320	9,885,894
Sumitomo Metal Mining Co. Ltd.	633,031	8,348,548
Teck Resources Ltd., Class B	1,061,566	25,516,811
Yamana Gold, Inc.	1,406,856	13,160,687

		822,102,253
Multi-Utilities - 1.1%
Suez Environnement Co.	733,942	13,148,928
Veolia Environnement S.A.	964,942	15,172,838

		28,321,766
Oil, Gas & Consumable Fuels - 29.0%
Anadarko Petroleum Corp.	232,870	18,790,280
Apache Corp.	168,630	13,534,244
BG Group PLC	1,408,462	23,656,611
BP PLC	7,569,348	59,462,458
Canadian Natural Resources Ltd.	432,014	14,150,546
Cenovus Energy, Inc.	293,898	7,681,230
Chevron Corp.	769,274	85,874,057
China Petroleum & Chemical Corp., Class H	9,761,400	7,769,093
CNOOC Ltd.	7,409,112	11,641,146
ConocoPhillips Co.	534,798	34,735,130
Cosan S.A. Industria e Comercio	500,390	7,425,888
Devon Energy Corp.	163,812	9,700,947
Eni SpA	1,122,594	25,508,779
EOG Resources, Inc.	125,268	20,699,284
Exxon Mobil Corp.	1,397,220	128,767,795
Gazprom OAO (ADR)	2,685,621	22,183,229
Hess Corp.	125,268	9,456,481
Lukoil OAO (ADR)	221,628	12,599,552

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Marathon Oil Corp.	282,656	$9,268,290
Noble Energy, Inc.	158,994	9,910,096
Occidental Petroleum Corp.	342,078	29,955,771
PetroChina Co. Ltd., Class H	6,910,018	6,683,267
Petroleo Brasileiro S.A., Class A (ADR)	1,047,112	12,460,633
Pioneer Natural Resources Co.	65,846	11,149,045
Repsol S.A.	385,960	9,046,053
Royal Dutch Shell PLC, Class A	1,544,033	53,325,288
Sasol Ltd.	250,536	11,962,470
Statoil ASA	457,710	10,813,738
Suncor Energy, Inc.	660,066	21,661,792
Total S.A.	934,692	53,368,676
Woodside Petroleum Ltd.	269,808	8,799,531

		762,041,400
Paper & Forest Products - 2.7%
Ainsworth Lumber Co. Ltd.*	178,266	645,943
Boise Cascade Co.*	30,514	930,372
Canfor Corp.*	128,480	3,303,755
Duratex S.A.	420,409	2,057,084
International Paper Co.	666,490	31,818,233
Louisiana-Pacific Corp.*	220,022	3,856,986
Mondi PLC	668,096	10,134,377
Stella-Jones, Inc.	69,058	1,614,110
UPM-Kymmene Oyj	835,120	12,816,168
West Fraser Timber Co. Ltd.	105,996	5,436,935

		72,613,963
Real Estate Investment Trusts (REITs) - 1.8%
Plum Creek Timber Co., Inc.	252,142	10,859,756
Rayonier, Inc.	203,962	9,027,358
Weyerhaeuser Co.	941,116	28,120,546

		48,007,660
Trading Companies & Distributors - 0.4%
Noble Group Ltd.	12,848,031	9,549,076

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - 3.8%
Aguas Andinas S.A., Class A	5,867,226	$3,744,308
American States Water Co.	102,784	2,919,066
American Water Works Co., Inc.	467,346	19,894,919
Aqua America, Inc.	470,558	11,269,864
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	22,225
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	886,012	8,089,290
Cia de Saneamento de Minas Gerais-COPASA	173,772	2,258,074
Hyflux Ltd.	1,606,000	1,444,923
Inversiones Aguas Metropolitanas S.A.	952,207	1,540,580
Pennon Group PLC	947,540	10,713,774
Severn Trent PLC	645,612	18,324,006
United Utilities Group PLC	1,776,236	20,901,150

		101,122,179

Total Common Stocks (Cost $2,763,803,621)		2,608,845,271

Total Investment Securities (Cost $2,763,803,621) —99.3%		2,608,845,271

Other assets less liabilities — 0.7%		19,342,158

Net Assets — 100.0%		$2,628,187,429

*	Non-income producing security.

Percentages shown are based on Net Assets. Abbreviations:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — Euro

CHF — Swiss Franc

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

SGD — Singapore Dollar

USD — US Dollar

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,302,815
Aggregate gross unrealized depreciation	(266,945,843)

Net unrealized depreciation	$(155,643,028)

Federal income tax cost of investments	$2,764,488,299

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500® Futures Contracts	53	03/21/14	$4,707,990	$(59,076)
EURO STOXX 50® Index Futures Contracts	31	03/21/14	1,261,677	8,538
FTSE 100® Index Futures Contracts	35	03/21/14	3,714,978	(14,970)
Hang Seng Index Futures Contracts	8	02/27/14	1,133,783	(27,998)
S&P Toronto Stock Exchange 60® Index Futures Contracts	47	03/20/14	6,610,646	193,422
SPI 200® Futures Contracts	15	03/20/14	1,682,725	15,034

				$114,950

Cash collateral in the amount of $4,076,547 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2014:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
GBP	1,204,642	Morgan Stanley	USD	1,962,000	03/19/14	$17,158
CAD	2,781,252	Citibank N.A.	USD	2,608,000	03/19/14	(115,906)
EUR	1,826,446	Morgan Stanley	USD	2,500,000	03/19/14	(36,911)
CHF	195,692	Goldman Sachs Capital	USD	220,000	03/19/14	(3,848)

						$(139,507)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	1,200,000	UBS AG	GBP	726,911	03/19/14	$5,726
USD	1,900,000	UBS AG	CAD	2,025,976	03/19/14	84,659
USD	2,240,000	UBS AG	EUR	1,631,078	03/19/14	40,379
USD	90,000	UBS AG	JPY	9,285,210	03/19/14	(1,064)
USD	760,000	Goldman Sachs Capital	SGD	954,455	03/19/14	13,276

						$142,976

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2014 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	6.6%
Brazil	1.2
Canada	13.7
Chile	0.5
China	1.1
Finland	0.5
France	3.1
Germany	0.8
Indonesia	0.3
Israel	0.4
Italy	1.0
Japan	0.9
Malaysia	1.2
Mexico	1.0
Netherlands	0.8
Norway	1.6
Poland	0.3
Russia	2.6
Singapore	1.0
South Africa	1.4
Spain	0.3
Switzerland	3.8
Taiwan	0.2
Thailand	0.2
United Kingdom	18.4
United States	36.4
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Air Freight & Logistics - 3.1%
Deutsche Post AG (Registered)	20,293	$702,488
Oesterreichische Post AG	689	31,772
POS Malaysia Bhd	7,800	13,029
PostNL N.V.*	9,152	51,380
Singapore Post Ltd.	39,000	40,733

		839,402
Capital Markets - 0.1%
Macquarie Korea Infrastructure Fund	5,200	29,198

Commercial Services & Supplies - 2.5%
Clean Harbors, Inc.*	624	34,994
Cleanaway Co. Ltd.	1,000	6,106
Daiseki Co. Ltd.	1,300	24,245
Progressive Waste Solutions Ltd.	2,418	55,519
Republic Services, Inc.	3,354	107,428
Shanks Group PLC	8,658	16,577
Stericycle, Inc.*	1,027	120,220
Transpacific Industries Group Ltd.*	21,801	21,209
Waste Connections, Inc.	1,391	56,864
Waste Management, Inc.	5,733	239,525

		682,687
Construction & Engineering - 0.0%†
Interchina Holdings Co.*	65,000	4,102

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	273,000	25,902

Diversified Telecommunication Services - 14.3%
AT&T, Inc.	31,889	1,062,541
BCE, Inc.	4,797	201,182
BT Group PLC	49,439	311,433
CenturyLink, Inc.	3,757	108,427
Chunghwa Telecom Co. Ltd.	10,000	30,333
Chunghwa Telecom Co. Ltd. (ADR)	1,600	47,040
Deutsche Telekom AG (Registered)	18,434	298,310
Nippon Telegraph & Telephone Corp.	4,200	229,016
Telefonica S.A.	24,297	374,840
Telstra Corp. Ltd.	74,230	332,896

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Verizon Communications, Inc.	17,121	$822,150

		3,818,168
Electric Utilities - 11.8%
American Electric Power Co., Inc.	5,135	250,639
CLP Holdings Ltd.	16,000	120,750
Duke Energy Corp.	7,436	525,130
Enel SpA	67,236	307,194
Exelon Corp.	9,113	264,277
FirstEnergy Corp.	4,329	136,320
Iberdrola S.A.	52,884	326,417
Iberdrola S.A.^	1,469	9,067
NextEra Energy, Inc.	4,576	420,672
PPL Corp.	6,591	201,487
SSE PLC	10,036	215,572
The Southern Co.	9,295	383,326

		3,160,851
Gas Utilities - 1.5%
APA Group	9,165	47,899
Enagas S.A.	2,119	58,009
Korea Gas Corp.*	624	38,827
ONEOK, Inc.	2,171	148,692
Snam SpA	21,671	118,943

		412,370
Health Care Providers & Services - 3.4%
Bangkok Dusit Medical
Services PCL (NVDR)	14,300	51,118
Community Health Systems, Inc.*	1,345	55,697
HCA Holdings, Inc.*	3,835	192,786
HealthSouth Corp.	1,144	35,601
IHH Healthcare Bhd*	44,200	48,737
Life Healthcare Group Holdings Ltd.	18,356	58,328
LifePoint Hospitals, Inc.*	598	31,700
Mediclinic International Ltd.	10,491	67,067
Netcare Ltd.	26,247	52,288
Ramsay Health Care Ltd.	2,704	103,476
Rhoen Klinikum AG	2,132	62,864
Tenet Healthcare Corp.*	1,248	57,421

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Universal Health Services, Inc., Class B	1,092	$89,566

		906,649
Industrial Conglomerates - 0.2%
Beijing Enterprises Holdings Ltd.	6,500	55,249

Internet Software & Services - 0.3%
Equinix, Inc.*	299	55,375
Telecity Group PLC	1,274	14,970

		70,345
Media - 5.1%
Comcast Corp., Class A	12,805	697,232
DIRECTV*	2,782	193,154
DISH Network Corp., Class A*	1,326	74,760
SES S.A.	1,911	61,373
Shaw Communications, Inc., Class B	2,535	55,864
Sirius XM Holdings, Inc.*	16,770	60,037
Time Warner Cable, Inc.	1,742	232,156

		1,374,576
Multi-Utilities - 11.2%
Centrica PLC	54,873	280,643
Consolidated Edison, Inc.	3,107	169,052
Dominion Resources, Inc.	6,110	414,930
E.ON SE	21,086	383,027
GDF Suez	16,120	356,188
National Grid PLC	41,262	535,037
PG&E Corp.	4,628	195,070
RWE AG	5,044	186,649
Sempra Energy	2,366	219,352
Suez Environnement Co.	6,175	110,628
Veolia Environnement S.A.	9,165	144,111

		2,994,687
Oil, Gas & Consumable Fuels - 6.8%
AltaGas Ltd.	1,274	47,329
Enbridge, Inc.	8,736	366,380
Inter Pipeline Ltd.	3,094	76,868
Keyera Corp.	806	47,712
Kinder Morgan, Inc.	7,709	262,183
Pembina Pipeline Corp.	3,224	110,546
Spectra Energy Corp.	7,202	258,912

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
The Williams Cos., Inc.	7,254	$293,714
TransCanada Corp.	7,501	325,753
Veresen, Inc.	2,275	30,443

		1,819,840
Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	2,392	193,465
Corrections Corp. of America	1,378	46,259
Digital Realty Trust, Inc.	767	39,109
DuPont Fabros Technology, Inc.	442	11,488
The Geo Group, Inc.	949	31,773

		322,094
Road & Rail - 20.5%
Asciano Ltd.	20,566	100,844
Aurizon Holdings Ltd.	41,041	176,177
Canadian National Railway Co.	16,198	866,014
Canadian Pacific Railway Ltd.	3,705	561,059
Central Japan Railway Co.	4,400	488,386
CSX Corp.	12,740	342,833
East Japan Railway Co.	8,400	628,610
Hankyu Hanshin Holdings, Inc.	26,000	133,078
Kansas City Southern	1,339	141,385
Kintetsu Corp.	40,000	138,844
Norfolk Southern Corp.	3,796	351,472
Odakyu Electric Railway Co. Ltd.	13,000	115,488
Tobu Railway Co. Ltd.	26,000	122,116
Tokyu Corp.	26,000	163,416
Union Pacific Corp.	5,655	985,327
West Japan Railway Co.	4,100	169,894

		5,484,943
Transportation Infrastructure - 5.8%
Abertis Infraestructuras S.A.	7,657	171,151
Aeroports de Paris	702	79,237
Atlantia SpA	7,059	160,878
Auckland International Airport Ltd.	23,348	68,922
CCR S.A.	19,500	125,126
China Merchants Holdings International Co. Ltd.	26,000	88,399
COSCO Pacific Ltd.	34,000	43,481

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Flughafen Zuerich AG (Registered)	91	$53,556
Fraport AG Frankfurt Airport Services Worldwide	741	54,830
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,500	35,235
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,300	48,473
Hamburger Hafen und Logistik AG	533	13,334
International Container Terminal Services, Inc.	38,610	83,831
Jasa Marga Persero Tbk PT	52,000	22,039
Jiangsu Expressway Co. Ltd., Class H	26,000	32,815
Koninklijke Vopak N.V.	624	34,316
OHL Mexico SAB de CV*	36,400	89,547
Sydney Airport	38,467	132,236
Transurban Group	31,655	190,847
Westshore Terminals Investment Corp.	962	30,561

		1,558,814
Water Utilities - 3.1%
Aguas Andinas S.A., Class A	51,584	32,919
American Water Works Co., Inc.	2,210	94,080
Aqua America, Inc.	2,184	52,307
Beijing Enterprises Water Group Ltd.	78,000	44,199
California Water Service Group	845	19,680
Cia de Saneamento Basico do Estado de Sao Paulo	7,800	71,694
Cia de Saneamento de Minas Gerais-COPASA	1,300	16,893
Guangdong Investment Ltd.	52,000	48,218
Inversiones Aguas Metropolitanas S.A.	7,540	12,199
Manila Water Co., Inc.	29,900	15,174
Pennon Group PLC	8,021	90,693
Severn Trent PLC	5,044	143,161
Thai Tap Water Supply PCL (NVDR)	44,200	12,921
United Utilities Group PLC	14,677	172,706

		826,844

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - 8.9%
America Movil SAB de CV	214,500	$228,898
China Mobile Ltd.	31,000	295,635
Crown Castle International Corp.	1,963	139,295
MTN Group Ltd.	8,359	147,807
SBA Communications Corp., Class A*	780	72,345
Softbank Corp.	5,800	430,116
Vodafone Group PLC	287,846	1,071,719

		2,385,815

Total Common Stocks (Cost $26,876,655)		26,772,536

	No. of Rights
Rights - 0.0%†
Community Health Systems, Inc., expiring 04/01/14 at 1.00 USD*	3,094	124

Total Rights (Cost $—)		124

Total Investment Securities (Cost $26,876,655) — 99.9%		26,772,660

Other assets less liabilities — 0.1%		13,631

Net Assets — 100.0%		$26,786,291

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $9,067 or 0.03% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets. Abbreviations:

ADR	— American Depositary Receipt
INR	— Indian Rupee
NVDR	— Non-Voting Depositary Receipt
USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2014 (Unaudited)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$582,090
Aggregate gross unrealized depreciation	(695,416)

Net unrealized depreciation	$(113,326)

Federal income tax cost of investments	$26,885,986

Futures Contracts Purchased

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of January 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
SGX S&P CNX Nifty Index Futures Contracts	3	02/26/14	$36,618	$(1,563)

Cash collateral in the amount of $2,007 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2014:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Depreciation
INR	789,000	Citibank N.A.	USD	12,500	03/19/14	$(29)
INR	1,998,400	UBS AG	USD	32,000	03/19/14	(412)

						$(441)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2014 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	4.1%
Austria	0.1
Brazil	0.8
Canada	10.4
Chile	0.2
China	2.3
France	2.6
Germany	6.3
Hong Kong	0.5
Indonesia	0.1
Italy	2.2
Japan	9.9
Luxembourg	0.2
Malaysia	0.2
Mexico	1.5
Netherlands	0.3
New Zealand	0.3
Philippines	0.5
Singapore	0.1
South Africa	1.2
South Korea	0.3
Spain	3.5
Switzerland	0.2
Taiwan	0.3
Thailand	0.2
United Kingdom	10.6
United States	41.0
Other[1]	0.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Capital Markets - 0.2%
Dundee Corp.*	1,392	$22,897

Commercial Services & Supplies - 0.3%
McGrath RentCorp	760	27,831

Diversified Financial Services - 0.2%
Corp. Financiera Alba S.A.	420	24,026

Hotels, Restaurants & Leisure - 0.2%
Miramar Hotel & Investment Co. Ltd.	12,000	15,145

Household Durables - 2.1%
Barratt Developments PLC	23,768	147,887
Misawa Homes Co. Ltd.	1,200	17,038
Sumitomo Forestry Co. Ltd.	3,200	35,111

		200,036
Industrial Conglomerates - 0.3%
Shun Tak Holdings Ltd.	48,000	27,818

Real Estate Investment Trusts (REITs) - 70.7%
AIMS AMP Capital Industrial REIT (REIT)	20,000	22,610
Allied Properties Real Estate Investment Trust (REIT)	900	26,396
American Tower Corp. (REIT)	672	54,351
Ashford Hospitality Trust, Inc. (REIT)	2,112	19,853
Big Yellow Group PLC (REIT)	3,560	30,307
Boardwalk Real Estate Investment Trust (REIT)	564	29,592
BRE Properties, Inc. (REIT)	1,880	111,108
BWP Trust (REIT)	12,992	25,165
CapitaRetail China Trust (REIT)	24,000	24,785
Challenger Diversified Property Group (REIT)	8,860	19,326
Chesapeake Lodging Trust (REIT)	1,228	29,902
Commonwealth Property Office Fund (REIT)	21,052	22,592
CommonWealth REIT (REIT)	2,880	70,790
CoreSite Realty Corp. (REIT)	816	25,035
Cousins Properties, Inc. (REIT)	4,120	44,290
Daiwa House REIT Investment Corp. (REIT)	4	33,770
Daiwa Office Investment Corp. (REIT)	6	28,681
Derwent London PLC (REIT)	2,220	90,847
Dexus Property Group (REIT)	116,496	101,135

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
DiamondRock Hospitality Co. (REIT)	4,680	$54,194
EPR Properties (REIT)	1,144	58,436
Essex Property Trust, Inc. (REIT)	920	145,700
Excel Trust, Inc. (REIT)	1,744	19,899
First Real Estate Investment Trust (REIT)	28,000	22,782
Fonciere des Murs (REIT)	1,096	30,669
Franklin Street Properties Corp. (REIT)	2,268	27,193
Frasers Centrepoint Trust (REIT)	16,000	21,280
Frasers Commercial Trust (REIT)	24,000	23,470
Frontier Real Estate Investment Corp. (REIT)	11	56,842
Gecina S.A. (REIT)	528	64,453
Getty Realty Corp. (REIT)	1,316	25,004
Government Properties Income Trust (REIT)	1,328	32,802
GPT Group (REIT)	42,212	132,956
Great Portland Estates PLC (REIT)	8,280	82,259
H&R Real Estate Investment Trust (REIT)	3,164	60,019
Hansteen Holdings PLC (REIT)	17,488	30,465
Hersha Hospitality Trust (REIT)	4,888	26,542
Highwoods Properties, Inc. (REIT)	2,144	79,628
Hospitality Properties Trust (REIT)	3,396	87,277
Host Hotels & Resorts, Inc. (REIT)	18,240	335,434
Ichigo Real Estate Investment Corp. (REIT)*	36	22,733
Inland Real Estate Corp. (REIT)	2,640	27,826
Investa Office Fund (REIT)	14,784	39,987
Japan Hotel REIT Investment Corp. (REIT)	64	31,063
Japan Logistics Fund, Inc. (REIT)	20	44,575
Japan Retail Fund Investment Corp. (REIT)	43	86,729
Kilroy Realty Corp. (REIT)	1,860	98,208

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Kimco Realty Corp. (REIT)	9,916	$207,344
Land Securities Group PLC (REIT)	19,264	325,775
LaSalle Hotel Properties (REIT)	2,360	72,594
LTC Properties, Inc. (REIT)	832	31,574
Mapletree Commercial Trust (REIT)	32,000	29,166
Mapletree Industrial Trust (REIT)	28,000	28,697
Morguard Real Estate Investment Trust (REIT)	744	10,910
National Health Investors, Inc. (REIT)	568	35,767
National Retail Properties, Inc. (REIT)	1,796	59,627
Northern Property Real Estate Investment Trust (REIT)	852	22,229
Omega Healthcare Investors, Inc. (REIT)	2,844	90,837
Parkway Life Real Estate Investment Trust (REIT)	12,000	21,217
Pebblebrook Hotel Trust (REIT)	1,480	44,592
Piedmont Office Realty Trust, Inc., Class A (REIT)	4,000	66,680
PS Business Parks, Inc. (REIT)	480	37,714
Public Storage (REIT)	3,028	477,183
Ramco-Gershenson Properties Trust (REIT)	1,768	28,235
Regal Real Estate Investment Trust (REIT)	44,000	11,787
Retail Opportunity Investments Corp. (REIT)	1,888	27,300
Retail Properties of America, Inc., Class A (REIT)	4,440	58,564
RioCan Real Estate Investment Trust (REIT)	3,548	78,855
RLJ Lodging Trust (REIT)	2,700	67,446
Saul Centers, Inc. (REIT)	504	23,486
Select Income REIT (REIT)	948	26,165
Senior Housing Properties Trust (REIT)	4,544	102,331
Simon Property Group, Inc. (REIT)	1,212	187,666
SL Green Realty Corp. (REIT)	2,240	210,045

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Societe Fonciere Lyonnaise S.A. (REIT)	232	$12,012
Sovran Self Storage, Inc. (REIT)	780	52,970
Starhill Global REIT (REIT)	44,000	26,334
Summit Hotel Properties, Inc. (REIT)	2,784	24,805
Sunlight Real Estate Investment Trust (REIT)	36,000	13,121
Sunstone Hotel Investors, Inc. (REIT)	3,920	50,294
The Geo Group, Inc. (REIT)	1,748	58,523
The Link REIT (REIT)	56,000	253,142
Unibail-Rodamco SE (REIT)	1,748	421,243
Urstadt Biddle Properties, Inc. (REIT)	1,208	22,662
Vornado Realty Trust (REIT)	4,100	376,503
Weingarten Realty Investors (REIT)	2,808	81,404
Weyerhaeuser Co. (REIT)	14,160	423,101
Workspace Group PLC (REIT)	3,500	31,234
WP Carey, Inc. (REIT)	744	43,956

		6,854,050
Real Estate Management & Development - 25.5%
Airport City Ltd.*	1,484	13,692
Alexander & Baldwin, Inc.	1,060	41,457
Alony Hetz Properties & Investments Ltd. (REIT)	2,060	13,219
Alrov Properties and Lodgings Ltd.*	384	10,919
Atrium European Real Estate Ltd.*	4,144	23,281
Azrieli Group	876	27,745
Brookfield Office Properties, Inc.	6,788	126,756
Cheung Kong Holdings Ltd.	12,000	177,570
Chinese Estates Holdings Ltd.	12,000	28,189
Citycon Oyj	6,376	21,754
Daejan Holdings PLC	196	15,623
Daibiru Corp.	2,000	23,003
Daikyo, Inc.	9,000	22,238
Daito Trust Construction Co. Ltd.	1,700	162,357
Far East Consortium International Ltd.	64,000	23,573

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Forestar Group, Inc.*	1,160	$23,200
GAGFAH S.A.*	2,124	30,534
Goldcrest Co. Ltd.	800	19,854
Heiwa Real Estate Co. Ltd.	1,300	20,408
HKR International Ltd.	25,600	11,803
Ho Bee Land Ltd.	8,000	12,518
Industrial Buildings Corp.	5,992	10,749
K Wah International Holdings Ltd.	48,000	37,461
Kowloon Development Co. Ltd.	12,000	13,955
Kungsleden AB	3,896	28,329
Lend Lease Group LLC	13,208	121,347
Melcor Developments Ltd.	636	11,409
Mitsubishi Estate Co. Ltd.	4,000	99,819
Mitsui Fudosan Co. Ltd.	1,000	32,250
Morguard Corp.	140	15,731
Nitsba Holdings 1995 Ltd.*	932	13,801
Nomura Real Estate Holdings, Inc.	2,900	59,601
Precinct Properties New Zealand Ltd.	19,204	15,298
Quintain Estates & Development PLC*	17,608	28,793
Relo Holdings, Inc.	500	26,425
Sagax AB (Preference)	2,440	12,151
Sim Lian Group Ltd.	16,000	9,576
Sinarmas Land Ltd.	56,000	20,372
Singapore Land Ltd.	2,000	12,314
Songbird Estates PLC*	12,932	39,318
Sponda Oyj	5,792	28,041
St. Modwen Properties PLC	556	3,510
Sumitomo Realty & Development Co. Ltd.	7,000	315,184
Swire Pacific Ltd., Class A	16,000	172,677
TAI Cheung Holdings Ltd.	16,000	11,395
Takara Leben Co. Ltd.	6,000	19,591
Tejon Ranch Co.*	704	24,020
Unite Group PLC	4,628	31,169
United Industrial Corp. Ltd.	5,000	11,461
UOL Group Ltd.	12,000	55,109
Wharf Holdings Ltd.	34,000	232,073
Wheelock & Co. Ltd.	22,000	89,532

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Wing Tai Holdings Ltd.	8,000	$10,828
Yanlord Land Group Ltd.	12,000	10,515

		2,473,497
Road & Rail - 0.3%
Sotetsu Holdings, Inc.	9,000	32,652

Total Common Stocks (Cost $9,895,634)		9,677,952

Total Investment Securities (Cost $9,895,634) — 99.8%		9,677,952

Other assets less liabilities — 0.2%		15,409

Net Assets — 100.0%		$9,693,361

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,169
Aggregate gross unrealized depreciation	(332,851)

Net unrealized depreciation	$(217,682)

Federal income tax cost of investments	$9,895,634

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2014 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	4.8%
Austria	0.2
Canada	4.2
Finland	0.5
France	5.5
Germany	0.3
Hong Kong	11.5
Israel	0.9
Japan	12.3
New Zealand	0.2
Singapore	3.7
Spain	0.3
Sweden	0.4
United Kingdom	8.8
United States	46.2
Other[1]	0.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
0.50%, due 04/15/15	$69,642,707	$71,261,602
1.88%, due 07/15/15	253,630,263	267,446,808
2.00%, due 01/15/16	248,615,039	265,390,699
0.13%, due 04/15/16	500,120,700	515,538,170
2.50%, due 07/15/16	288,077,987	316,944,707
2.38%, due 01/15/17	315,295,857	348,711,521
0.13%, due 04/15/17	139,029,656	143,890,607
2.63%, due 07/15/17	48,233,770	54,604,439
1.63%, due 01/15/18	55,926,380	61,382,272

		2,045,170,825

Total U.S. Treasury Obligations (Cost $2,035,836,022)		2,045,170,825

Total Investment Securities (Cost $2,035,836,022) — 99.9%		2,045,170,825

Other assets less liabilities — 0.1%		1,689,209

NET ASSETS — 100.0%		$2,046,860,034

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,899,025
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$6,899,025

Federal income tax cost of investments	$2,038,271,800

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/17	$20,198,540	$20,904,750
2.63%, due 07/15/17	7,008,133	7,933,761
1.63%, due 01/15/18	33,178,684	36,415,426
0.13%, due 04/15/18	91,581,264	94,504,079
1.38%, due 07/15/18	29,398,304	32,247,464
2.13%, due 01/15/19	29,100,607	32,914,143
1.88%, due 07/15/19	30,128,424	33,973,624
1.38%, due 01/15/20	9,079,387	9,934,132
1.25%, due 07/15/20	15,379,806	16,791,261
1.13%, due 01/15/21	17,377,490	18,649,574
0.63%, due 07/15/21	16,483,554	17,129,819

		321,398,033

Total U.S. Treasury Obligations (Cost $320,770,994)		321,398,033

Total Investment Securities (Cost $320,770,994) — 100.0%		321,398,033

Other assets less liabilities — 0.0%		115,438

NET ASSETS — 100.0%		$321,513,471

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$578,990
Aggregate gross unrealized depreciation	(200,381)

Net unrealized appreciation	$378,609

Federal income tax cost of investments	$321,019,424

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2014 (Unaudited)

	Principal Amount	Value
Asset-Backed Security - 0.2%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$100,102

Total Asset-Backed Security (Cost $99,993)		100,102

Corporate Bonds - 78.1%
Automobiles - 0.9%
Daimler Finance North America LLC 1.02%, due 04/10/14(a)(b)	500,000	500,810

Beverages - 0.9%
PepsiCo, Inc. 0.44%, due 07/30/15(b)	500,000	501,113

Capital Markets - 4.2%
ING Bank N.V. 1.19%, due 03/07/16(a)(b)	200,000	201,851
Morgan Stanley 1.49%, due 02/25/16(b)	912,000	924,750
2.50%, due 01/24/19	500,000	499,263
The Bank of New York Mellon Corp. 0.47%, due 10/23/15(b)	76,000	76,084
The Goldman Sachs Group, Inc. 1.24%, due 11/21/14(b)	100,000	100,498
1.60%, due 11/23/15	642,000	649,604

		2,452,050
Commercial Banks - 28.7%
Australia & New Zealand Banking Group Ltd. 0.62%, due 01/10/17(a)(b)	1,000,000	1,000,150
1.25%, due 01/10/17	1,100,000	1,104,259
Bank of Montreal 0.50%, due 09/24/15(b)	1,000,000	1,001,568
Bank of Nova Scotia 0.64%, due 03/15/16(b)	333,000	333,819
Banque Federative du Credit Mutuel S.A. 1.09%, due 01/20/17(a)(b)	1,000,000	1,000,442
BNP Paribas S.A. 3.00%, due 12/20/14(b)	200,000	204,464
Branch Banking & Trust Co. 0.67%, due 12/01/16(b)	1,000,000	1,000,135
PNC Bank N.A. 1.13%, due 01/27/17	1,000,000	1,001,688
Rabobank Nederland 0.72%, due 03/18/16(b)	750,000	754,045
Royal Bank of Canada 0.80%, due 10/30/15	600,000	603,163
0.61%, due 03/08/16(b)	410,000	411,323
Sumitomo Mitsui Banking Corp. 0.67%, due 01/10/17(b)	2,000,000	2,002,622
Svenska Handelsbanken AB 0.72%, due 09/23/16(b)	1,000,000	1,003,015

	Principal Amount	Value
Corporate Bonds
Commercial Banks (continued)
The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.85%, due 09/09/16(a)(b)	$250,000	$251,256
The Korea Development Bank 0.86%, due 01/22/17(b)	2,000,000	2,002,660
The Toronto-Dominion Bank 0.70%, due 09/09/16(b)	1,000,000	1,003,497
Wells Fargo Bank N.A. 0.52%, due 07/20/15(b)	500,000	501,343
Westpac Banking Corp. 0.67%, due 11/25/16(b)	1,000,000	1,001,803

		16,181,252
Computers & Peripherals - 1.5%
Apple, Inc. 0.29%, due 05/03/16(b)	515,000	515,173
0.45%, due 05/03/16	365,000	364,068

		879,241
Consumer Finance - 8.4%
American Honda Finance Corp. 0.74%, due 10/07/16(b)	750,000	755,678
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	535,000	537,008
Ford Motor Credit Co. LLC 1.49%, due 05/09/16(b)	225,000	228,807
1.02%, due 01/17/17(b)	1,000,000	1,005,975
John Deere Capital Corp. 1.05%, due 12/15/16	995,000	998,795
PACCAR Financial Corp. 0.70%, due 11/16/15	700,000	702,793
Toyota Motor Credit Corp. 0.53%, due 05/17/16(b)	300,000	301,128
Volkswagen International Finance N.V. 0.86%, due 04/01/14(a)(b)	200,000	200,161
0.84%, due 11/20/14(a)(b)	100,000	100,377

		4,830,722
Diversified Financial Services - 11.4%
Bank of America Corp. 2.60%, due 01/15/19	1,000,000	1,006,861
Bank of America N.A. 0.71%, due 11/14/16(b)	1,000,000	1,003,990
Citigroup, Inc. 0.92%, due 11/15/16(b)	500,000	502,918
General Electric Capital Corp. 0.84%, due 12/11/15(b)	100,000	100,809
0.84%, due 01/08/16(b)	160,000	161,262
0.89%, due 07/12/16(b)	800,000	807,891
0.75%, due 01/14/19(b)	1,000,000	1,001,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2014 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Financial Services - (continued)
JPMorgan Chase & Co. 1.88%, due 03/20/15	$200,000	$202,663
1.14%, due 01/25/18(b)	125,000	126,604
2.35%, due 01/28/19	1,000,000	998,986
Shell International Finance B.V. 0.45%, due 11/15/16(b)	500,000	500,483

		6,414,170
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 0.62%, due 02/12/16(b)	209,000	208,961
Verizon Communications, Inc. 1.77%, due 09/15/16(b)	670,000	690,217

		899,178
Electric Utilities - 4.0%
Alabama Power Co. 0.55%, due 10/15/15	100,000	100,026
Duke Energy Indiana, Inc. 0.59%, due 07/11/16(b)	1,000,000	1,000,906
Electricite de France 0.70%, due 01/20/17(a)(b)	1,000,000	1,001,333
Georgia Power Co. 0.63%, due 11/15/15	100,000	100,142

		2,202,407
Food & Staples Retailing - 1.8%
The Kroger Co. 0.80%, due 10/17/16(b)	1,000,000	1,002,811

Food Products - 0.6%
General Mills, Inc. 0.54%, due 01/29/16(b)	350,000	350,311

Health Care Providers & Services - 1.9%
McKesson Corp. 0.95%, due 12/04/15	320,000	320,668
UnitedHealth Group, Inc. 0.85%, due 10/15/15	730,000	733,877

		1,054,545
Hotels, Restaurants & Leisure - 1.8%
Starbucks Corp. 0.88%, due 12/05/16	1,000,000	998,334

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. 0.65%, due 11/27/15	634,000	634,516

IT Services - 0.2%
International Business Machines Corp. 0.55%, due 02/06/15	100,000	100,396

Metals & Mining - 1.4%
Glencore Funding LLC 1.40%, due 05/27/16(a)(b)	800,000	798,106

	Principal Amount	Value
Corporate Bonds - (continued)
Oil, Gas & Consumable Fuels - 4.4%
BP Capital Markets PLC 0.70%, due 11/06/15	$220,000	$220,826
0.88%, due 09/26/18(b)	900,000	905,968
Marathon Oil Corp. 0.90%, due 11/01/15	165,000	165,413
Petrobras Global Finance B.V. 1.86%, due 05/20/16(b)	480,000	474,600
Total Capital Canada Ltd. 0.62%, due 01/15/16(b)	100,000	100,506
TransCanada PipeLines Ltd. 0.93%, due 06/30/16(b)	625,000	630,324

		2,497,637
Pharmaceuticals - 1.8%
Merck & Co., Inc. 0.43%, due 05/18/16(b)	1,000,000	1,002,591

Tobacco - 0.1%
Reynolds American, Inc. 1.05%, due 10/30/15	55,000	55,213

Wireless Telecommunication Services - 1.4%
Vodafone Group PLC 0.62%, due 02/19/16(b)	800,000	799,532

Total Corporate Bonds (Cost $44,028,203)		44,154,935

Municipal Bond - 7.8%
City of Hazard, Kentucky Healthcare, Revenue Bond, Anticipation Notes, Appalachian Regional Healthcare Project, Series 2013 1.00%, due 12/01/14	1,000,000	1,004,430
City of Worcester, MA, General Obligation Bond, Anticipation Notes, Series B 0.85%, due 12/17/14	1,000,000	1,003,030
Development Authority of Burke County Pollution Control, Revenue Bonds 2.30%, due 10/01/32	350,000	350,934
Town of Lexington South Carolina, General Obligation Bond, Anticipation Notes 3.75%, due 01/15/15	2,000,000	2,060,980

Total Municipal Bonds (Cost $4,418,874)		4,419,374

Certificate of Deposit - 1.7%
Credit Suisse/New York 0.60%, due 03/24/15	1,000,000	1,000,070

Total Certificate of Deposit (Cost $1,000,000)		1,000,070

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2014 (Unaudited)

	Principal Amount	Value
Commercial Paper - 1.6%
Tesco Treasury Services PLC 0.22%, due 02/21/14	$900,000	$899,885

Total Commercial Paper (Cost $899,800)		899,885

Repurchase Agreements (c) - 10.3%
RBS Securities, Inc., dated 01/31/14, repurchase price $5,800,193, 0.40%, 02/03/14	5,800,000	5,800,000

Total Repurchase Agreements (Cost $5,800,000)		5,800,000

Total Investment Securities (Cost $56,246,870) — 99.7%		56,374,366

Other assets less liabilities — 0.3%		184,445

NET ASSETS — 100.0%		$56,558,811

(a)	144A security — Certain conditions for public sale may exist.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2014.
(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Federal Home Loan Mortgage Corp.	$5,960,322	3.5%	09/01/33

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,930
Aggregate gross unrealized depreciation	(9,242)

Net unrealized appreciation	$126,688

Federal income tax cost of investments	$56,247,678

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2014:

Australia	5.5%
Canada	7.2
France	3.9
Japan	4.0
Netherlands	3.1
South Korea	3.5
Sweden	1.8
United Kingdom	5.9
United States	64.8
Other[1]	0.3

100.0%

[1]	Includes any non-fixed income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2014 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing; provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund and FlexShares® Global Quality Real Estate Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2014 (Unaudited)

Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to Northern Trust Investments, Inc. (“NTI”) approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an index provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2014 (Unaudited)

The following is a summary of the valuations as of January 31, 2014 for each Fund based upon the three levels defined above. During the period ended January 31, 2014, there were four Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. During the period ended January 31, 2014, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund had security transferred from Level 1 to Level 2 with an aggregated market value of $11,432 or 0.01% of the net assets of the respective Fund, due to the securities being fair valued in accordance with the Trust’s fair value pricing procedures. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Media	$15,325,770	$—	$43	$15,325,813
Oil, Gas and Consumable Fuels	30,474,126	—	328	30,474,454
Other*	492,736,746	—	—	492,736,746
Warrants	575	—	—	575
U.S. Government & Agency Security	—	439,986	—	439,986

Total Investments	$538,537,217	$439,986	$371	$538,977,574

Other Financial Instruments
Assets
Futures Contracts	$37,825	$—	$—	$37,825

Total Other Financial Instruments	$37,825	$—	$—	$37,825

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balance as of 10/31/13	$—
Total gain or loss (realized/unrealized included in earnings)	(70)
Purchases	441
Sales	—
Transfer in to Level 3	—
Transfer out of Level 3	—

Balance as of 1/31/2014	$371

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/14.	$(70)

Common Stock	Fair Value at 1/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
FAB Universal Corp.	$43	Market transaction and analysis	Internal Fundamental Analysis**	1

L&L Energy Inc.	328	Market transaction and analysis	Internal Fundamental Analysis**	1

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Commercial Banks	$47,550,355	$45,278	$—	$47,595,633
Electric Utilities	4,618,266	16,467	—	4,634,733
Pharmaceuticals	24,614,615	783	—	24,615,398
Other*	332,512,341	—	—	332,512,341
Rights	2,852	75	—	2,927

Total Investments	$409,298,429	$62,603	$—	$409,361,032

Other Financial Instruments
Assets
Futures Contracts	$24,032	$—	$—	$24,032
Forward Foreign Currency Contracts	—	210,414	—	210,414
Liabilities
Futures Contracts	(27,202)	—	—	(27,202)
Forward Foreign Currency Contracts	—	(227,500)	—	(227,500)

Total Other Financial Instruments	$(3,170)	$(17,086)	$—	$(20,256)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Gas Utilities	$1,461,232	$—	$1,518	$1,462,750
Household Durables	2,563,588	—	11,549	2,575,137
Metals and Mining	10,608,980	11,432	—	10,620,412
Personal Products	1,037,582	198	—	1,037,780
Other*	189,089,317	—	—	189,089,317
Rights	—	1,959	—	1,959
Warrants	1,875	—	—	1,875

Total Investments	$204,762,574	$13,589	$13,067	$204,789,230

Other Financial Instruments
Assets
Futures Contracts	$11,132	$—	$—	$11,132
Forward Foreign Currency Contracts	—	29,188	—	29,188
Liabilities				—
Futures Contracts	(25,338)	—	—	(25,338)
Forward Foreign Currency Contracts	—	(36,620)	—	(36,620)

Total Other Financial Instruments	$(14,206)	$(7,432)	$—	$(21,638)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$24,734
Total gain or loss (realized/unrealized included in earnings)	(1,439)
Purchases	—
Sales	(11,745)
Transfer in to Level 3[2]	1,517
Transfer out of Level 3	—

Balance as of 1/31/2014	$13,067

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/14.	$(340)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2014 (Unaudited)

Common Stock	Fair Value at 1/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de	$11,549	Market transaction and analysis	Internal Fundamental Analysis**	1

Promigas S.A.	1,518	Market transaction and analysis	Internal Fundamental Analysis**	1

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$337,918,181	$—	$—	$337,918,181

Total Investments	$337,918,181	$—	$—	$337,918,181

Other Financial Instruments
Liabilities
Futures Contracts	$(13,135)	$—	$—	$(13,135)

Total Other Financial Instruments	$(13,135)	$—	$—	$(13,135)

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$49,520,490	$—	$—	$49,520,490

Total Investments	$49,520,490	$—	$—	$49,520,490

Other Financial Instruments
Liabilities
Futures Contracts	$(240)	$—	$—	$(240)

Total Other Financial Instruments	$(240)	$—	$—	$(240)

FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$32,102,392	$—	$—	$32,102,392

Total Investments	$32,102,392	$—	$—	$32,102,392

Other Financial Instruments
Liabilities
Futures Contracts	$(2,460)	$—	$—	$(2,460)

Total Other Financial Instruments	$(2,460)	$—	$—	$(2,460)

FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$99,314,516	$—	$—	$99,314,516
Rights	4,794	—	—	4,794

Total Investments	$99,319,310	$—	$—	$99,319,310

Other Financial Instruments
Liabilities
Futures Contracts	$(6,234)	$—	$—	$(6,234)
Forward Foreign Currency Contracts	—	—	—	—

Total Other Financial Instruments	$(6,234)	$—	$—	$(6,234)

FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$24,724,351	$—	$—	$24,724,351
Rights	1,058	—	—	1,058

Total Investments	$24,725,409	$—	$—	$24,725,409

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$1,948	$—	$1,948
Liabilities
Futures Contracts	(15,113)	—	—	(15,113)
Forward Foreign Currency Contracts	—	(205)	—	(205)

Total Other Financial Instruments	$(15,113)	$1,743	$—	$(13,370)

FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$10,403,087	$—	$—	$10,403,087

Total Investments	$10,403,087	$—	$—	$10,403,087

Other Financial Instruments
Assets
Futures Contracts	$1,368	$—	$—	$1,368

Total Other Financial Instruments	$1,368	$—	$—	$1,368

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$2,608,845,271	$—	$—	$2,608,845,271

Total Investments	$2,608,845,271	$—	$—	$2,608,845,271

Other Financial Instruments
Assets
Futures Contracts	$216,994	$—	$—	$216,994
Forward Foreign Currency Contracts	—	161,198	—	161,198
Liabilities
Futures Contracts	(102,044)	—	—	(102,044)
Forward Foreign Currency Contracts	—	(157,729)	—	(157,729)

Total Other Financial Instruments	$114,950	$3,469	$—	$118,419

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$26,763,469	$9,067	$—	$26,772,536
Rights	124	—	—	124

Total Investments	$26,763,593	$9,067	$—	$26,772,660

Other Financial Instruments
Liabilities
Futures Contracts	$(1,563)	$—	$—	$(1,563)
Forward Foreign Currency Contracts	—	(441)	—	(441)

Total Other Financial Instruments	$(1,563)	$(441)	$—	$(2,004)

FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$9,677,952	$—	$—	$9,677,952

Total Investments	$9,677,952	$—	$—	$9,677,952

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,045,170,825	$—	$2,045,170,825

Total Investments	$—	$2,045,170,825	$—	$2,045,170,825

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$321,398,033	$—	$321,398,033

Total Investments	$—	$321,398,033	$—	$321,398,033

FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$100,102	$—	$100,102
Corporate Bonds*	—	44,154,935	—	44,154,935
Municipal Bonds	—	4,419,374	—	4,419,374
Certificates of Deposit	—	1,000,070	—	1,000,070
Commercial Paper	—	899,885	—	899,885
Repurchase Agreements	—	5,800,000	—	5,800,000

Total Investments	$—	$56,374,366	$—	$56,374,366

*	See Schedules of Investments for segregation by industry type.
**	Analysis is performed on data which includes recent transactions executed, time elapsed since recent transactions, and other public information.
[1]

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

[2]	Security transferred from Level 2 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Asset Management PVC.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 28, 2014

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 28, 2014